UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.
(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip Code)

Laura E. Simpson Artisan Partners Funds, Inc. 875 East Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202	Nathan Briggs Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, D.C. 20001

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/25

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”).

Artisan Developing World Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDYX

This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$57	1.13%

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,615,730
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$18,770
Portfolio Turnover Rate	36.45%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.6%
Chinese yuan renminbi offshore	3.4
Euro	7.7
Hong Kong dollar	8.8
Indian rupee	6.7
U.S. dollar	71.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	5.7%
MercadoLibre, Inc.	Brazil	5.3
Visa, Inc.	United States	4.7
Meituan	China	4.5
MakeMyTrip Ltd.	India	4.4
Adyen NV	Netherlands	4.4
Tencent Holdings Ltd.	China	4.3
NU Holdings Ltd.	Brazil	4.0
Crowdstrike Holdings, Inc.	United States	3.9
Grab Holdings Ltd.	Singapore	3.8
Total		45.0%

*	Excludes short-term investments.

Artisan Developing World Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDYX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Developing World Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHYX

This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.04%

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,615,730
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$18,770
Portfolio Turnover Rate	36.45%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.6%
Chinese yuan renminbi offshore	3.4
Euro	7.7
Hong Kong dollar	8.8
Indian rupee	6.7
U.S. dollar	71.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	5.7%
MercadoLibre, Inc.	Brazil	5.3
Visa, Inc.	United States	4.7
Meituan	China	4.5
MakeMyTrip Ltd.	India	4.4
Adyen NV	Netherlands	4.4
Tencent Holdings Ltd.	China	4.3
NU Holdings Ltd.	Brazil	4.0
Crowdstrike Holdings, Inc.	United States	3.9
Grab Holdings Ltd.	Singapore	3.8
Total		45.0%

*	Excludes short-term investments.

Artisan Developing World Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHYX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Developing World Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTYX

This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$66	1.30%

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,615,730
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$18,770
Portfolio Turnover Rate	36.45%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.6%
Chinese yuan renminbi offshore	3.4
Euro	7.7
Hong Kong dollar	8.8
Indian rupee	6.7
U.S. dollar	71.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	5.7%
MercadoLibre, Inc.	Brazil	5.3
Visa, Inc.	United States	4.7
Meituan	China	4.5
MakeMyTrip Ltd.	India	4.4
Adyen NV	Netherlands	4.4
Tencent Holdings Ltd.	China	4.3
NU Holdings Ltd.	Brazil	4.0
Crowdstrike Holdings, Inc.	United States	3.9
Grab Holdings Ltd.	Singapore	3.8
Total		45.0%

*	Excludes short-term investments.

Artisan Developing World Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTYX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Emerging Markets Debt Opportunities Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDOX

This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$59	1.16%

Key Fund Statistics
Dollar values in thousands
Net Assets	$94,057
Number of Portfolio Holdings	221
Total Investment Advisory Fees (net of waivers and reimbursements)	$164
Portfolio Turnover Rate	37.53%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.5%
Dominican peso	3.8
Egyptian pound	6.1
Euro	9.4
Indonesian rupiah	4.5
Nigerian naira	5.9
Peruvian nuevo sol	6.2
U.S. dollar	57.2
Uruguayan peso	1.5
Uzbekistani som	1.8
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.5%
Bonos de la Tesoreria	Peru	6.1
Republic of Indonesia	Indonesia	4.5
Benin Government Bond	Benin	3.8
Republic of Iraq	Iraq	3.7
Banco Central de la Republica Dominicana, GDN	Dominican Republic	3.7
Argentine Republic	Argentina	2.7
Ukraine Government Bond	Ukraine	2.4
Republic of Zambia	Zambia	2.1
Federal Republic of Nigeria	Nigeria	1.7
Total		37.2%

*	Excludes short-term investments.

Material Fund Changes

Artisan Emerging Markets Debt Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDOX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund’s 2% redemption fee was eliminated. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Emerging Markets Debt Opportunities Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHOX

This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.11%

Key Fund Statistics
Dollar values in thousands
Net Assets	$94,057
Number of Portfolio Holdings	221
Total Investment Advisory Fees (net of waivers and reimbursements)	$164
Portfolio Turnover Rate	37.53%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.5%
Dominican peso	3.8
Egyptian pound	6.1
Euro	9.4
Indonesian rupiah	4.5
Nigerian naira	5.9
Peruvian nuevo sol	6.2
U.S. dollar	57.2
Uruguayan peso	1.5
Uzbekistani som	1.8
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.5%
Bonos de la Tesoreria	Peru	6.1
Republic of Indonesia	Indonesia	4.5
Benin Government Bond	Benin	3.8
Republic of Iraq	Iraq	3.7
Banco Central de la Republica Dominicana, GDN	Dominican Republic	3.7
Argentine Republic	Argentina	2.7
Ukraine Government Bond	Ukraine	2.4
Republic of Zambia	Zambia	2.1
Federal Republic of Nigeria	Nigeria	1.7
Total		37.2%

*	Excludes short-term investments.

Material Fund Changes

Artisan Emerging Markets Debt Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHOX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund’s 2% redemption fee was eliminated. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Emerging Markets Debt Opportunities Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | APFOX

This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.26%

Key Fund Statistics
Dollar values in thousands
Net Assets	$94,057
Number of Portfolio Holdings	221
Total Investment Advisory Fees (net of waivers and reimbursements)	$164
Portfolio Turnover Rate	37.53%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.5%
Dominican peso	3.8
Egyptian pound	6.1
Euro	9.4
Indonesian rupiah	4.5
Nigerian naira	5.9
Peruvian nuevo sol	6.2
U.S. dollar	57.2
Uruguayan peso	1.5
Uzbekistani som	1.8
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.5%
Bonos de la Tesoreria	Peru	6.1
Republic of Indonesia	Indonesia	4.5
Benin Government Bond	Benin	3.8
Republic of Iraq	Iraq	3.7
Banco Central de la Republica Dominicana, GDN	Dominican Republic	3.7
Argentine Republic	Argentina	2.7
Ukraine Government Bond	Ukraine	2.4
Republic of Zambia	Zambia	2.1
Federal Republic of Nigeria	Nigeria	1.7
Total		37.2%

*	Excludes short-term investments.

Material Fund Changes

Artisan Emerging Markets Debt Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | APFOX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund’s 2% redemption fee was eliminated. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Floating Rate Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDUX

This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$56	1.10%

Key Fund Statistics
Dollar values in thousands
Net Assets	$85,081
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$149
Portfolio Turnover Rate	44.52%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	2.9%
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.8
UKG, Inc. First Lien Term Loan	United States	2.3
Nexus Buyer LLC Second Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.2
TKC Holdings, Inc.	United States	2.0
CCI Buyer, Inc. First Lien Term Loan	United States	1.9
Acrisure LLC First Lien Term Loan B1	United States	1.9
BCPE Grill Parent, Inc. First Lien Term Loan	United States	1.9
Total		22.9%

*	Excludes short-term investments.

Artisan Floating Rate Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDUX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Floating Rate Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHUX

This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.05%

Key Fund Statistics
Dollar values in thousands
Net Assets	$85,081
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$149
Portfolio Turnover Rate	44.52%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	2.9%
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.8
UKG, Inc. First Lien Term Loan	United States	2.3
Nexus Buyer LLC Second Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.2
TKC Holdings, Inc.	United States	2.0
CCI Buyer, Inc. First Lien Term Loan	United States	1.9
Acrisure LLC First Lien Term Loan B1	United States	1.9
BCPE Grill Parent, Inc. First Lien Term Loan	United States	1.9
Total		22.9%

*	Excludes short-term investments.

Artisan Floating Rate Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHUX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Floating Rate Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTUX

This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.20%

Key Fund Statistics
Dollar values in thousands
Net Assets	$85,081
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$149
Portfolio Turnover Rate	44.52%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	2.9%
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.8
UKG, Inc. First Lien Term Loan	United States	2.3
Nexus Buyer LLC Second Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.2
TKC Holdings, Inc.	United States	2.0
CCI Buyer, Inc. First Lien Term Loan	United States	1.9
Acrisure LLC First Lien Term Loan B1	United States	1.9
BCPE Grill Parent, Inc. First Lien Term Loan	United States	1.9
Total		22.9%

*	Excludes short-term investments.

Artisan Floating Rate Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTUX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Focus Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDTX

This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$58	1.16%

Key Fund Statistics
Dollar values in thousands
Net Assets	$989,311
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$5,437
Portfolio Turnover Rate	131.24%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	4.3%
Euro	4.7
U.S. dollar	91.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	9.3%
NVIDIA Corp.	United States	8.1
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7.4
GE Aerospace	United States	6.8
Williams Cos., Inc. (The)	United States	4.4
Rolls-Royce Holdings plc	United Kingdom	4.2
Howmet Aerospace, Inc.	United States	4.1
Kinder Morgan, Inc.	United States	4.0
Intuitive Surgical, Inc.	United States	3.9
Crown Castle, Inc.	United States	3.6
Total		55.8%

*	Excludes short-term investments.

Artisan Focus Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDTX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Focus Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHTX

This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.08%

Key Fund Statistics
Dollar values in thousands
Net Assets	$989,311
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$5,437
Portfolio Turnover Rate	131.24%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	4.3%
Euro	4.7
U.S. dollar	91.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	9.3%
NVIDIA Corp.	United States	8.1
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7.4
GE Aerospace	United States	6.8
Williams Cos., Inc. (The)	United States	4.4
Rolls-Royce Holdings plc	United Kingdom	4.2
Howmet Aerospace, Inc.	United States	4.1
Kinder Morgan, Inc.	United States	4.0
Intuitive Surgical, Inc.	United States	3.9
Crown Castle, Inc.	United States	3.6
Total		55.8%

*	Excludes short-term investments.

Artisan Focus Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHTX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Focus Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTTX

This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$67	1.34%

Key Fund Statistics
Dollar values in thousands
Net Assets	$989,311
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$5,437
Portfolio Turnover Rate	131.24%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	4.3%
Euro	4.7
U.S. dollar	91.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	9.3%
NVIDIA Corp.	United States	8.1
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7.4
GE Aerospace	United States	6.8
Williams Cos., Inc. (The)	United States	4.4
Rolls-Royce Holdings plc	United Kingdom	4.2
Howmet Aerospace, Inc.	United States	4.1
Kinder Morgan, Inc.	United States	4.0
Intuitive Surgical, Inc.	United States	3.9
Crown Castle, Inc.	United States	3.6
Total		55.8%

*	Excludes short-term investments.

Artisan Focus Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTTX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Discovery Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDDX

This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$65	1.30%

Key Fund Statistics
Dollar values in thousands
Net Assets	$223,291
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,193
Portfolio Turnover Rate	34.96%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.3%
Canadian dollar	1.1
Danish krone	1.8
Euro	9.6
Hong Kong dollar	1.4
Swedish krona	0.9
Swiss franc	5.0
U.S. dollar	69.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.5%
Ascendis Pharma A/S	Denmark	3.6
Babcock International Group plc	United Kingdom	3.4
London Stock Exchange Group plc	United Kingdom	3.4
Tyler Technologies, Inc.	United States	2.9
Guidewire Software, Inc.	United States	2.5
iRhythm Technologies, Inc.	United States	2.2
Sea Ltd.	Singapore	2.2
Liberty Media Corp-Liberty Formula One	United States	2.1
adidas AG	Germany	2.0
Total		28.8%

*	Excludes short-term investments.

Material Fund Changes

Artisan Global Discovery Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDDX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Discovery Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHDX

This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.08%

Key Fund Statistics
Dollar values in thousands
Net Assets	$223,291
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,193
Portfolio Turnover Rate	34.96%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.3%
Canadian dollar	1.1
Danish krone	1.8
Euro	9.6
Hong Kong dollar	1.4
Swedish krona	0.9
Swiss franc	5.0
U.S. dollar	69.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.5%
Ascendis Pharma A/S	Denmark	3.6
Babcock International Group plc	United Kingdom	3.4
London Stock Exchange Group plc	United Kingdom	3.4
Tyler Technologies, Inc.	United States	2.9
Guidewire Software, Inc.	United States	2.5
iRhythm Technologies, Inc.	United States	2.2
Sea Ltd.	Singapore	2.2
Liberty Media Corp-Liberty Formula One	United States	2.1
adidas AG	Germany	2.0
Total		28.8%

*	Excludes short-term investments.

Material Fund Changes

Artisan Global Discovery Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHDX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Discovery Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | APFDX

This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$69	1.39%

Key Fund Statistics
Dollar values in thousands
Net Assets	$223,291
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,193
Portfolio Turnover Rate	34.96%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.3%
Canadian dollar	1.1
Danish krone	1.8
Euro	9.6
Hong Kong dollar	1.4
Swedish krona	0.9
Swiss franc	5.0
U.S. dollar	69.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.5%
Ascendis Pharma A/S	Denmark	3.6
Babcock International Group plc	United Kingdom	3.4
London Stock Exchange Group plc	United Kingdom	3.4
Tyler Technologies, Inc.	United States	2.9
Guidewire Software, Inc.	United States	2.5
iRhythm Technologies, Inc.	United States	2.2
Sea Ltd.	Singapore	2.2
Liberty Media Corp-Liberty Formula One	United States	2.1
adidas AG	Germany	2.0
Total		28.8%

*	Excludes short-term investments.

Material Fund Changes

Artisan Global Discovery Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | APFDX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Equity Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDHX

This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$64	1.25%

Key Fund Statistics
Dollar values in thousands
Net Assets	$156,066
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$774
Portfolio Turnover Rate	96.90%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.8%
Chilean peso	0.7
Danish krone	1.4
Euro	24.0
Hong Kong dollar	5.0
Japanese yen	2.4
Korean won	5.3
Swiss franc	8.0
U.S. dollar	36.4
United Arab Emirates dirham	1.1
Other	0.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Alpha Services and Holdings SA	Greece	4.4%
National Grid plc	United Kingdom	4.0
UBS Group AG	Switzerland	3.8
Kuaishou Technology	China	3.4
BFF Bank SpA	Italy	3.3
RTX Corp.	United States	3.3
Babcock International Group plc	United Kingdom	3.3
Visa, Inc.	United States	2.8
Hanwha Aerospace Co. Ltd.	South Korea	2.7
Arthur J Gallagher & Co.	United States	2.6
Total		33.6%

*	Excludes short-term investments.

Artisan Global Equity Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDHX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Equity Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHHX

This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.09%

Key Fund Statistics
Dollar values in thousands
Net Assets	$156,066
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$774
Portfolio Turnover Rate	96.90%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.8%
Chilean peso	0.7
Danish krone	1.4
Euro	24.0
Hong Kong dollar	5.0
Japanese yen	2.4
Korean won	5.3
Swiss franc	8.0
U.S. dollar	36.4
United Arab Emirates dirham	1.1
Other	0.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Alpha Services and Holdings SA	Greece	4.4%
National Grid plc	United Kingdom	4.0
UBS Group AG	Switzerland	3.8
Kuaishou Technology	China	3.4
BFF Bank SpA	Italy	3.3
RTX Corp.	United States	3.3
Babcock International Group plc	United Kingdom	3.3
Visa, Inc.	United States	2.8
Hanwha Aerospace Co. Ltd.	South Korea	2.7
Arthur J Gallagher & Co.	United States	2.6
Total		33.6%

*	Excludes short-term investments.

Artisan Global Equity Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHHX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Equity Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTHX

This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$69	1.35%

Key Fund Statistics
Dollar values in thousands
Net Assets	$156,066
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$774
Portfolio Turnover Rate	96.90%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.8%
Chilean peso	0.7
Danish krone	1.4
Euro	24.0
Hong Kong dollar	5.0
Japanese yen	2.4
Korean won	5.3
Swiss franc	8.0
U.S. dollar	36.4
United Arab Emirates dirham	1.1
Other	0.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Alpha Services and Holdings SA	Greece	4.4%
National Grid plc	United Kingdom	4.0
UBS Group AG	Switzerland	3.8
Kuaishou Technology	China	3.4
BFF Bank SpA	Italy	3.3
RTX Corp.	United States	3.3
Babcock International Group plc	United Kingdom	3.3
Visa, Inc.	United States	2.8
Hanwha Aerospace Co. Ltd.	South Korea	2.7
Arthur J Gallagher & Co.	United States	2.6
Total		33.6%

*	Excludes short-term investments.

Artisan Global Equity Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTHX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Opportunities Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDRX

This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.06%

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,009,024
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$10,529
Portfolio Turnover Rate	36.83%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	16.0%
Danish krone	0.7
Euro	3.8
Hong Kong dollar	8.1
Japanese yen	1.8
Swiss franc	3.5
U.S. dollar	66.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Netflix, Inc.	United States	5.6%
Boston Scientific Corp.	United States	4.7
London Stock Exchange Group plc	United Kingdom	4.2
Argenx SE	Netherlands	4.2
Tencent Holdings Ltd.	China	4.2
Lonza Group AG	Switzerland	3.5
Amazon.com, Inc.	United States	3.0
BAE Systems plc	United Kingdom	2.9
AstraZeneca plc	United Kingdom	2.8
Apple, Inc.	United States	2.7
Total		37.8%

*	Excludes short-term investments.

Material Fund Changes

Artisan Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDRX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Opportunities Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHRX

This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.95%

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,009,024
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$10,529
Portfolio Turnover Rate	36.83%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	16.0%
Danish krone	0.7
Euro	3.8
Hong Kong dollar	8.1
Japanese yen	1.8
Swiss franc	3.5
U.S. dollar	66.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Netflix, Inc.	United States	5.6%
Boston Scientific Corp.	United States	4.7
London Stock Exchange Group plc	United Kingdom	4.2
Argenx SE	Netherlands	4.2
Tencent Holdings Ltd.	China	4.2
Lonza Group AG	Switzerland	3.5
Amazon.com, Inc.	United States	3.0
BAE Systems plc	United Kingdom	2.9
AstraZeneca plc	United Kingdom	2.8
Apple, Inc.	United States	2.7
Total		37.8%

*	Excludes short-term investments.

Material Fund Changes

Artisan Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHRX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Opportunities Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTRX

This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$58	1.19%

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,009,024
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$10,529
Portfolio Turnover Rate	36.83%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	16.0%
Danish krone	0.7
Euro	3.8
Hong Kong dollar	8.1
Japanese yen	1.8
Swiss franc	3.5
U.S. dollar	66.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Netflix, Inc.	United States	5.6%
Boston Scientific Corp.	United States	4.7
London Stock Exchange Group plc	United Kingdom	4.2
Argenx SE	Netherlands	4.2
Tencent Holdings Ltd.	China	4.2
Lonza Group AG	Switzerland	3.5
Amazon.com, Inc.	United States	3.0
BAE Systems plc	United Kingdom	2.9
AstraZeneca plc	United Kingdom	2.8
Apple, Inc.	United States	2.7
Total		37.8%

*	Excludes short-term investments.

Material Fund Changes

Artisan Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTRX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Unconstrained Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDPX

This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$79	1.54%

Key Fund Statistics
Dollar values in thousands
Net Assets	$300,225
Number of Portfolio Holdings	425
Total Investment Advisory Fees (net of waivers and reimbursements)	$514
Portfolio Turnover Rate	32.63%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

*	Portfolio composition is net of positions held short.
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Dominican peso	2.5
Egyptian pound	7.2
Euro	9.0
Iceland krona	6.1
Indonesian rupiah	1.7
Nigerian naira	4.2
Peruvian nuevo sol	4.5
U.S. dollar	57.5
Uzbekistani som	1.7
Other	3.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION*

(As a Percentage of Total Investments)

*	Portfolio diversification is net of positions held short.
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	4.8%
Bonos de la Tesoreria	Peru	4.2
Republic of Iceland	Iceland	3.8
Republic of Iraq	Iraq	3.3
Benin Government Bond	Benin	2.9
Federal Republic of Nigeria	Nigeria	2.4
Banco Central de la Republica Dominicana, GDN	Dominican Republic	2.3
Aris Mining Corp.	Colombia	2.0
Ukraine Government Bond	Ukraine	1.9
Republic of Uzbekistan International Bond	Uzbekistan	1.6
Total		29.2%

*	Excludes short-term investments.

Artisan Global Unconstrained Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDPX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Unconstrained Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHPX

This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	1.50%

Key Fund Statistics
Dollar values in thousands
Net Assets	$300,225
Number of Portfolio Holdings	425
Total Investment Advisory Fees (net of waivers and reimbursements)	$514
Portfolio Turnover Rate	32.63%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

*	Portfolio composition is net of positions held short.
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Dominican peso	2.5
Egyptian pound	7.2
Euro	9.0
Iceland krona	6.1
Indonesian rupiah	1.7
Nigerian naira	4.2
Peruvian nuevo sol	4.5
U.S. dollar	57.5
Uzbekistani som	1.7
Other	3.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION*

(As a Percentage of Total Investments)

*	Portfolio diversification is net of positions held short.
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	4.8%
Bonos de la Tesoreria	Peru	4.2
Republic of Iceland	Iceland	3.8
Republic of Iraq	Iraq	3.3
Benin Government Bond	Benin	2.9
Federal Republic of Nigeria	Nigeria	2.4
Banco Central de la Republica Dominicana, GDN	Dominican Republic	2.3
Aris Mining Corp.	Colombia	2.0
Ukraine Government Bond	Ukraine	1.9
Republic of Uzbekistan International Bond	Uzbekistan	1.6
Total		29.2%

*	Excludes short-term investments.

Artisan Global Unconstrained Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHPX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Unconstrained Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | APFPX

This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	1.65%

Key Fund Statistics
Dollar values in thousands
Net Assets	$300,225
Number of Portfolio Holdings	425
Total Investment Advisory Fees (net of waivers and reimbursements)	$514
Portfolio Turnover Rate	32.63%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

*	Portfolio composition is net of positions held short.
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Dominican peso	2.5
Egyptian pound	7.2
Euro	9.0
Iceland krona	6.1
Indonesian rupiah	1.7
Nigerian naira	4.2
Peruvian nuevo sol	4.5
U.S. dollar	57.5
Uzbekistani som	1.7
Other	3.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION*

(As a Percentage of Total Investments)

*	Portfolio diversification is net of positions held short.
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	4.8%
Bonos de la Tesoreria	Peru	4.2
Republic of Iceland	Iceland	3.8
Republic of Iraq	Iraq	3.3
Benin Government Bond	Benin	2.9
Federal Republic of Nigeria	Nigeria	2.4
Banco Central de la Republica Dominicana, GDN	Dominican Republic	2.3
Aris Mining Corp.	Colombia	2.0
Ukraine Government Bond	Ukraine	1.9
Republic of Uzbekistan International Bond	Uzbekistan	1.6
Total		29.2%

*	Excludes short-term investments.

Artisan Global Unconstrained Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | APFPX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Value Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDGX

This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$56	1.10%

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,528,553
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$12,193
Portfolio Turnover Rate	7.81%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.3%
Euro	20.4
Hong Kong dollar	1.9
Korean won	3.4
Swiss franc	9.0
U.S. dollar	51.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Elevance Health, Inc.	United States	4.8%
Charles Schwab Corp. (The)	United States	4.6
Heidelberg Materials AG	Germany	4.5
Danone SA	France	4.4
Bank of New York Mellon Corp. (The)	United States	4.3
Berkshire Hathaway, Inc.	United States	4.3
Novartis AG	United States	4.0
American Express Co.	United States	3.9
Alphabet, Inc.	United States	3.8
Meta Platforms, Inc.	United States	3.7
Total		42.3%

*	Excludes short-term investments.

Artisan Global Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDGX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Value Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHGX

This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.01%

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,528,553
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$12,193
Portfolio Turnover Rate	7.81%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.3%
Euro	20.4
Hong Kong dollar	1.9
Korean won	3.4
Swiss franc	9.0
U.S. dollar	51.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Elevance Health, Inc.	United States	4.8%
Charles Schwab Corp. (The)	United States	4.6
Heidelberg Materials AG	Germany	4.5
Danone SA	France	4.4
Bank of New York Mellon Corp. (The)	United States	4.3
Berkshire Hathaway, Inc.	United States	4.3
Novartis AG	United States	4.0
American Express Co.	United States	3.9
Alphabet, Inc.	United States	3.8
Meta Platforms, Inc.	United States	3.7
Total		42.3%

*	Excludes short-term investments.

Artisan Global Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHGX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Global Value Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTGX

This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.26%

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,528,553
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$12,193
Portfolio Turnover Rate	7.81%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.3%
Euro	20.4
Hong Kong dollar	1.9
Korean won	3.4
Swiss franc	9.0
U.S. dollar	51.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Elevance Health, Inc.	United States	4.8%
Charles Schwab Corp. (The)	United States	4.6
Heidelberg Materials AG	Germany	4.5
Danone SA	France	4.4
Bank of New York Mellon Corp. (The)	United States	4.3
Berkshire Hathaway, Inc.	United States	4.3
Novartis AG	United States	4.0
American Express Co.	United States	3.9
Alphabet, Inc.	United States	3.8
Meta Platforms, Inc.	United States	3.7
Total		42.3%

*	Excludes short-term investments.

Artisan Global Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTGX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan High Income Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDFX

This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$40	0.79%

Key Fund Statistics
Dollar values in thousands
Net Assets	$9,303,798
Number of Portfolio Holdings	237
Total Investment Advisory Fees (net of waivers and reimbursements)	$30,349
Portfolio Turnover Rate	12.97%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	0.1%
U.S. dollar	99.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.1%
Carnival Corp.	United States	4.0
VistaJet Malta Finance plc	Switzerland	3.4
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Medline Borrower LP	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.6
Acrisure LLC	United States	2.6
Alliant Holdings Intermediate LLC	United States	2.4
TKC Holdings, Inc.	United States	1.9
CSC Holdings LLC	United States	1.8
Total		28.6%

*	Excludes short-term investments.

Artisan High Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDFX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan High Income Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHFX

This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%

Key Fund Statistics
Dollar values in thousands
Net Assets	$9,303,798
Number of Portfolio Holdings	237
Total Investment Advisory Fees (net of waivers and reimbursements)	$30,349
Portfolio Turnover Rate	12.97%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	0.1%
U.S. dollar	99.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.1%
Carnival Corp.	United States	4.0
VistaJet Malta Finance plc	Switzerland	3.4
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Medline Borrower LP	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.6
Acrisure LLC	United States	2.6
Alliant Holdings Intermediate LLC	United States	2.4
TKC Holdings, Inc.	United States	1.9
CSC Holdings LLC	United States	1.8
Total		28.6%

*	Excludes short-term investments.

Artisan High Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHFX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan High Income Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTFX

This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.94%

Key Fund Statistics
Dollar values in thousands
Net Assets	$9,303,798
Number of Portfolio Holdings	237
Total Investment Advisory Fees (net of waivers and reimbursements)	$30,349
Portfolio Turnover Rate	12.97%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	0.1%
U.S. dollar	99.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.1%
Carnival Corp.	United States	4.0
VistaJet Malta Finance plc	Switzerland	3.4
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Medline Borrower LP	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.6
Acrisure LLC	United States	2.6
Alliant Holdings Intermediate LLC	United States	2.4
TKC Holdings, Inc.	United States	1.9
CSC Holdings LLC	United States	1.8
Total		28.6%

*	Excludes short-term investments.

Artisan High Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTFX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDIX

This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$54	1.06%

Key Fund Statistics
Dollar values in thousands
Net Assets	$5,029,754
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$24,035
Portfolio Turnover Rate	60.76%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.0%
Chinese yuan renminbi offshore	1.0
Danish krone	3.6
Euro	32.1
Hong Kong dollar	4.1
Japanese yen	7.2
Korean won	4.6
Mexican peso	0.7
Swiss franc	9.1
U.S. dollar	17.9
Other	0.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.9%
UBS Group AG	Switzerland	4.7
Alibaba Group Holding Ltd.	China	3.3
BNP Paribas SA	France	3.0
Aon plc	United States	3.0
Air Liquide SA	France	2.9
Deutsche Boerse AG	Germany	2.7
Argenx SE	Netherlands	2.5
Deutsche Telekom AG	Germany	2.4
Hanwha Aerospace Co. Ltd.	South Korea	2.3
Total		31.7%

*	Excludes short-term investments.

Artisan International Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDIX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHIX

This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.96%

Key Fund Statistics
Dollar values in thousands
Net Assets	$5,029,754
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$24,035
Portfolio Turnover Rate	60.76%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.0%
Chinese yuan renminbi offshore	1.0
Danish krone	3.6
Euro	32.1
Hong Kong dollar	4.1
Japanese yen	7.2
Korean won	4.6
Mexican peso	0.7
Swiss franc	9.1
U.S. dollar	17.9
Other	0.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.9%
UBS Group AG	Switzerland	4.7
Alibaba Group Holding Ltd.	China	3.3
BNP Paribas SA	France	3.0
Aon plc	United States	3.0
Air Liquide SA	France	2.9
Deutsche Boerse AG	Germany	2.7
Argenx SE	Netherlands	2.5
Deutsche Telekom AG	Germany	2.4
Hanwha Aerospace Co. Ltd.	South Korea	2.3
Total		31.7%

*	Excludes short-term investments.

Artisan International Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHIX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTIX

This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.19%

Key Fund Statistics
Dollar values in thousands
Net Assets	$5,029,754
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$24,035
Portfolio Turnover Rate	60.76%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.0%
Chinese yuan renminbi offshore	1.0
Danish krone	3.6
Euro	32.1
Hong Kong dollar	4.1
Japanese yen	7.2
Korean won	4.6
Mexican peso	0.7
Swiss franc	9.1
U.S. dollar	17.9
Other	0.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.9%
UBS Group AG	Switzerland	4.7
Alibaba Group Holding Ltd.	China	3.3
BNP Paribas SA	France	3.0
Aon plc	United States	3.0
Air Liquide SA	France	2.9
Deutsche Boerse AG	Germany	2.7
Argenx SE	Netherlands	2.5
Deutsche Telekom AG	Germany	2.4
Hanwha Aerospace Co. Ltd.	South Korea	2.3
Total		31.7%

*	Excludes short-term investments.

Artisan International Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTIX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Explorer Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | ARDBX

This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$63	1.25%

Key Fund Statistics
Dollar values in thousands
Net Assets	$263,189
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,127
Portfolio Turnover Rate	22.74%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.2%
British pound	23.2
Canadian dollar	2.3
Euro	23.8
Hong Kong dollar	3.4
Indonesian rupiah	1.8
Japanese yen	14.0
Korean won	2.0
Swiss franc	3.7
U.S. dollar	19.4
Other	3.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	9.6%
Zuken, Inc.	Japan	6.7
Alten SA	France	5.8
M&C Saatchi plc	United Kingdom	4.2
Signify NV	United States	3.9
Kansai Paint Co. Ltd.	Japan	3.7
Sato Holdings Corp.	Japan	3.5
Impro Precision Industries Ltd.	United States	3.4
Steadfast Group Ltd.	Australia	3.2
FDM Group Holdings plc	United Kingdom	3.2
Total		47.2%

*	Excludes short-term investments.

Artisan International Explorer Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | ARDBX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Explorer Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | ARHBX

This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.22%

Key Fund Statistics
Dollar values in thousands
Net Assets	$263,189
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,127
Portfolio Turnover Rate	22.74%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.2%
British pound	23.2
Canadian dollar	2.3
Euro	23.8
Hong Kong dollar	3.4
Indonesian rupiah	1.8
Japanese yen	14.0
Korean won	2.0
Swiss franc	3.7
U.S. dollar	19.4
Other	3.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	9.6%
Zuken, Inc.	Japan	6.7
Alten SA	France	5.8
M&C Saatchi plc	United Kingdom	4.2
Signify NV	United States	3.9
Kansai Paint Co. Ltd.	Japan	3.7
Sato Holdings Corp.	Japan	3.5
Impro Precision Industries Ltd.	United States	3.4
Steadfast Group Ltd.	Australia	3.2
FDM Group Holdings plc	United Kingdom	3.2
Total		47.2%

*	Excludes short-term investments.

Artisan International Explorer Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | ARHBX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Small-Mid Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDJX

This semi-annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$55	1.16%

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,667,060
Number of Portfolio Holdings	132
Total Investment Advisory Fees (net of waivers and reimbursements)	$22,231
Portfolio Turnover Rate	17.20%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	1.2%
British pound	20.8
Canadian dollar	5.2
Danish krone	6.5
Euro	11.4
Israel new shekel	1.0
Japanese yen	19.0
Swedish krona	3.8
Swiss franc	3.7
U.S. dollar	25.3
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
ConvaTec Group plc	United Kingdom	3.5%
Nice Ltd.	Israel	3.0
Ambu A/S	Denmark	2.4
Metso Oyj	Finland	2.2
Swedish Orphan Biovitrum AB	Sweden	2.2
JET2 plc	United Kingdom	2.0
WNS Holdings Ltd.	India	1.9
CAE, Inc.	Canada	1.7
Azbil Corp.	Japan	1.7
Rotork plc	United Kingdom	1.7
Total		22.3%

*	Excludes short-term investments.

Artisan International Small-Mid Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDJX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Small-Mid Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHJX

This semi-annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.07%

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,667,060
Number of Portfolio Holdings	132
Total Investment Advisory Fees (net of waivers and reimbursements)	$22,231
Portfolio Turnover Rate	17.20%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	1.2%
British pound	20.8
Canadian dollar	5.2
Danish krone	6.5
Euro	11.4
Israel new shekel	1.0
Japanese yen	19.0
Swedish krona	3.8
Swiss franc	3.7
U.S. dollar	25.3
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
ConvaTec Group plc	United Kingdom	3.5%
Nice Ltd.	Israel	3.0
Ambu A/S	Denmark	2.4
Metso Oyj	Finland	2.2
Swedish Orphan Biovitrum AB	Sweden	2.2
JET2 plc	United Kingdom	2.0
WNS Holdings Ltd.	India	1.9
CAE, Inc.	Canada	1.7
Azbil Corp.	Japan	1.7
Rotork plc	United Kingdom	1.7
Total		22.3%

*	Excludes short-term investments.

Artisan International Small-Mid Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHJX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Small-Mid Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTJX

This semi-annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$63	1.32%

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,667,060
Number of Portfolio Holdings	132
Total Investment Advisory Fees (net of waivers and reimbursements)	$22,231
Portfolio Turnover Rate	17.20%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	1.2%
British pound	20.8
Canadian dollar	5.2
Danish krone	6.5
Euro	11.4
Israel new shekel	1.0
Japanese yen	19.0
Swedish krona	3.8
Swiss franc	3.7
U.S. dollar	25.3
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
ConvaTec Group plc	United Kingdom	3.5%
Nice Ltd.	Israel	3.0
Ambu A/S	Denmark	2.4
Metso Oyj	Finland	2.2
Swedish Orphan Biovitrum AB	Sweden	2.2
JET2 plc	United Kingdom	2.0
WNS Holdings Ltd.	India	1.9
CAE, Inc.	Canada	1.7
Azbil Corp.	Japan	1.7
Rotork plc	United Kingdom	1.7
Total		22.3%

*	Excludes short-term investments.

Artisan International Small-Mid Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTJX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Value Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDKX

This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.05%

Key Fund Statistics
Dollar values in thousands
Net Assets	$37,064,929
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$165,177
Portfolio Turnover Rate	7.68%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	17.0%
Canadian dollar	3.5
Euro	20.3
Hong Kong dollar	3.4
Indian rupee	3.0
Japanese yen	1.2
Korean won	5.2
Mexican peso	0.5
Swiss franc	16.5
U.S. dollar	29.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Arch Capital Group Ltd.	United States	4.5%
Unilever plc	United Kingdom	4.2
ABB Ltd.	Switzerland	3.8
Novartis AG	United States	3.8
Koninklijke Philips NV	Netherlands	3.4
Danone SA (Registered shares)	France	3.4
Samsung Electronics Co. Ltd.	South Korea	3.0
HCL Technologies Ltd.	India	2.9
Safran SA	France	2.9
Alibaba Group Holding Ltd.	China	2.9
Total		34.8%

*	Excludes short-term investments.

Artisan International Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDKX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Value Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHKX

This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

Key Fund Statistics
Dollar values in thousands
Net Assets	$37,064,929
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$165,177
Portfolio Turnover Rate	7.68%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	17.0%
Canadian dollar	3.5
Euro	20.3
Hong Kong dollar	3.4
Indian rupee	3.0
Japanese yen	1.2
Korean won	5.2
Mexican peso	0.5
Swiss franc	16.5
U.S. dollar	29.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Arch Capital Group Ltd.	United States	4.5%
Unilever plc	United Kingdom	4.2
ABB Ltd.	Switzerland	3.8
Novartis AG	United States	3.8
Koninklijke Philips NV	Netherlands	3.4
Danone SA (Registered shares)	France	3.4
Samsung Electronics Co. Ltd.	South Korea	3.0
HCL Technologies Ltd.	India	2.9
Safran SA	France	2.9
Alibaba Group Holding Ltd.	China	2.9
Total		34.8%

*	Excludes short-term investments.

Artisan International Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHKX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan International Value Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTKX

This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request Artisan International Value Fund this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.18%

Key Fund Statistics
Dollar values in thousands
Net Assets	$37,064,929
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$165,177
Portfolio Turnover Rate	7.68%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	17.0%
Canadian dollar	3.5
Euro	20.3
Hong Kong dollar	3.4
Indian rupee	3.0
Japanese yen	1.2
Korean won	5.2
Mexican peso	0.5
Swiss franc	16.5
U.S. dollar	29.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Arch Capital Group Ltd.	United States	4.5%
Unilever plc	United Kingdom	4.2
ABB Ltd.	Switzerland	3.8
Novartis AG	United States	3.8
Koninklijke Philips NV	Netherlands	3.4
Danone SA (Registered shares)	France	3.4
Samsung Electronics Co. Ltd.	South Korea	3.0
HCL Technologies Ltd.	India	2.9
Safran SA	France	2.9
Alibaba Group Holding Ltd.	China	2.9
Total		34.8%

*	Excludes short-term investments.

Artisan International Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTKX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Mid Cap Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDMX

This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.06%

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,585,511
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,643
Portfolio Turnover Rate	31.29%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.1%
Ascendis Pharma A/S	Denmark	4.1
Tyler Technologies, Inc.	United States	3.7
Spotify Technology SA	United States	3.4
West Pharmaceutical Services, Inc.	United States	2.8
Lattice Semiconductor Corp.	United States	2.5
Live Nation Entertainment, Inc.	United States	2.5
Baker Hughes Co.	United States	2.5
Atlassian Corp.	United States	2.4
DoorDash, Inc.	United States	2.3
Total		31.3%

*	Excludes short-term investments.

Artisan Mid Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDMX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Mid Cap Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHMX

This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.96%

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,585,511
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,643
Portfolio Turnover Rate	31.29%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.1%
Ascendis Pharma A/S	Denmark	4.1
Tyler Technologies, Inc.	United States	3.7
Spotify Technology SA	United States	3.4
West Pharmaceutical Services, Inc.	United States	2.8
Lattice Semiconductor Corp.	United States	2.5
Live Nation Entertainment, Inc.	United States	2.5
Baker Hughes Co.	United States	2.5
Atlassian Corp.	United States	2.4
DoorDash, Inc.	United States	2.3
Total		31.3%

*	Excludes short-term investments.

Artisan Mid Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHMX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Mid Cap Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTMX

This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.20%

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,585,511
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,643
Portfolio Turnover Rate	31.29%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.1%
Ascendis Pharma A/S	Denmark	4.1
Tyler Technologies, Inc.	United States	3.7
Spotify Technology SA	United States	3.4
West Pharmaceutical Services, Inc.	United States	2.8
Lattice Semiconductor Corp.	United States	2.5
Live Nation Entertainment, Inc.	United States	2.5
Baker Hughes Co.	United States	2.5
Atlassian Corp.	United States	2.4
DoorDash, Inc.	United States	2.3
Total		31.3%

*	Excludes short-term investments.

Artisan Mid Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTMX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Mid Cap Value Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDQX

This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.07%

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,049,411
Number of Portfolio Holdings	50
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,996
Portfolio Turnover Rate	18.18%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Genpact Ltd.	United States	3.4%
First Citizens BancShares, Inc.	United States	3.2
U-Haul Holding Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Lamar Advertising Co.	United States	3.0
Kroger Co. (The)	United States	2.9
Vontier Corp.	United States	2.9
Expedia Group, Inc.	United States	2.8
Globe Life, Inc.	United States	2.7
Alliant Energy Corp.	United States	2.5
Total		29.5%

*	Excludes short-term investments.

Artisan Mid Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDQX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Mid Cap Value Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHQX

This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.95%

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,049,411
Number of Portfolio Holdings	50
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,996
Portfolio Turnover Rate	18.18%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Genpact Ltd.	United States	3.4%
First Citizens BancShares, Inc.	United States	3.2
U-Haul Holding Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Lamar Advertising Co.	United States	3.0
Kroger Co. (The)	United States	2.9
Vontier Corp.	United States	2.9
Expedia Group, Inc.	United States	2.8
Globe Life, Inc.	United States	2.7
Alliant Energy Corp.	United States	2.5
Total		29.5%

*	Excludes short-term investments.

Artisan Mid Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHQX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Mid Cap Value Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTQX

This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.18%

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,049,411
Number of Portfolio Holdings	50
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,996
Portfolio Turnover Rate	18.18%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Genpact Ltd.	United States	3.4%
First Citizens BancShares, Inc.	United States	3.2
U-Haul Holding Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Lamar Advertising Co.	United States	3.0
Kroger Co. (The)	United States	2.9
Vontier Corp.	United States	2.9
Expedia Group, Inc.	United States	2.8
Globe Life, Inc.	United States	2.7
Alliant Energy Corp.	United States	2.5
Total		29.5%

*	Excludes short-term investments.

Artisan Mid Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTQX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Select Equity Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDNX

This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$59	1.15%

Key Fund Statistics
Dollar values in thousands
Net Assets	$58,663
Number of Portfolio Holdings	29
Total Investment Advisory Fees (net of waivers and reimbursements)	$150
Portfolio Turnover Rate	16.24%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.6%
Euro	4.4
Korean won	3.4
U.S. dollar	86.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	6.1%
Elevance Health, Inc.	United States	5.8
Shell plc	United States	5.6
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	4.9
American Express Co.	United States	4.8
Alphabet, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.7
Henry Schein, Inc.	United States	4.5
Aramark	United States	4.5
Total		50.8%

*	Excludes short-term investments.

Artisan Select Equity Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDNX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Select Equity Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHNX

This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.10%

Key Fund Statistics
Dollar values in thousands
Net Assets	$58,663
Number of Portfolio Holdings	29
Total Investment Advisory Fees (net of waivers and reimbursements)	$150
Portfolio Turnover Rate	16.24%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.6%
Euro	4.4
Korean won	3.4
U.S. dollar	86.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*
Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	6.1%
Elevance Health, Inc.	United States	5.8
Shell plc	United States	5.6
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	4.9
American Express Co.	United States	4.8
Alphabet, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.7
Henry Schein, Inc.	United States	4.5
Aramark	United States	4.5
Total		50.8%

*	Excludes short-term investments.

Artisan Select Equity Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHNX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Select Equity Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTNX

This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.25%

Key Fund Statistics
Dollar values in thousands
Net Assets	$58,663
Number of Portfolio Holdings	29
Total Investment Advisory Fees (net of waivers and reimbursements)	$150
Portfolio Turnover Rate	16.24%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.6%
Euro	4.4
Korean won	3.4
U.S. dollar	86.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	6.1%
Elevance Health, Inc.	United States	5.8
Shell plc	United States	5.6
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	4.9
American Express Co.	United States	4.8
Alphabet, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.7
Henry Schein, Inc.	United States	4.5
Aramark	United States	4.5
Total		50.8%

*	Excludes short-term investments.

Artisan Select Equity Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTNX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Small Cap Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDSX

This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.10%

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,094,307
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,354
Portfolio Turnover Rate	30.56%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.7%
Guidewire Software, Inc.	United States	4.5
Lattice Semiconductor Corp.	United States	3.5
MACOM Technology Solutions Holdings, Inc.	United States	2.9
Halozyme Therapeutics, Inc.	United States	2.7
Twist Bioscience Corp.	United States	2.6
SPX Technologies, Inc.	United States	2.6
Flex Ltd.	United States	2.4
Applied Industrial Technologies, Inc.	United States	2.3
Veracyte, Inc.	United States	2.3
Total		31.5%

*	Excludes short-term investments.

Material Fund Changes

Artisan Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDSX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Small Cap Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHSX

This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	1.01%

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,094,307
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,354
Portfolio Turnover Rate	30.56%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.7%
Guidewire Software, Inc.	United States	4.5
Lattice Semiconductor Corp.	United States	3.5
MACOM Technology Solutions Holdings, Inc.	United States	2.9
Halozyme Therapeutics, Inc.	United States	2.7
Twist Bioscience Corp.	United States	2.6
SPX Technologies, Inc.	United States	2.6
Flex Ltd.	United States	2.4
Applied Industrial Technologies, Inc.	United States	2.3
Veracyte, Inc.	United States	2.3
Total		31.5%

*	Excludes short-term investments.

Material Fund Changes

Artisan Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHSX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Small Cap Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTSX

This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.24%

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,094,307
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,354
Portfolio Turnover Rate	30.56%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.7%
Guidewire Software, Inc.	United States	4.5
Lattice Semiconductor Corp.	United States	3.5
MACOM Technology Solutions Holdings, Inc.	United States	2.9
Halozyme Therapeutics, Inc.	United States	2.7
Twist Bioscience Corp.	United States	2.6
SPX Technologies, Inc.	United States	2.6
Flex Ltd.	United States	2.4
Applied Industrial Technologies, Inc.	United States	2.3
Veracyte, Inc.	United States	2.3
Total		31.5%

*	Excludes short-term investments.

Material Fund Changes

Artisan Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTSX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Sustainable Emerging Markets Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDEX

This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.05%

Key Fund Statistics
Dollar values in thousands
Net Assets	$225,690
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$661
Portfolio Turnover Rate	12.67%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	4.6%
Euro	7.0
Hong Kong dollar	14.3
Indian rupee	10.2
Korean won	9.5
Mexican peso	3.6
New Taiwan dollar	18.4
South African rand	3.0
U.S. dollar	21.5
Vietnamese dong	2.1
Other	5.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11.8%
Alibaba Group Holding Ltd.	China	4.8
ICICI Bank Ltd.	India	4.1
Prosus NV	China	3.7
MercadoLibre, Inc.	Brazil	3.6
MediaTek, Inc.	Taiwan	3.4
E Ink Holdings, Inc.	Taiwan	3.3
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
Reliance Industries Ltd.	India	2.4
Wuxi Biologics Cayman, Inc.	China	2.1
Total		41.9%

*	Excludes short-term investments.

Artisan Sustainable Emerging Markets Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDEX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Sustainable Emerging Markets Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHEX

This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	1.00%

Key Fund Statistics
Dollar values in thousands
Net Assets	$225,690
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$661
Portfolio Turnover Rate	12.67%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	4.6%
Euro	7.0
Hong Kong dollar	14.3
Indian rupee	10.2
Korean won	9.5
Mexican peso	3.6
New Taiwan dollar	18.4
South African rand	3.0
U.S. dollar	21.5
Vietnamese dong	2.1
Other	5.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11.8%
Alibaba Group Holding Ltd.	China	4.8
ICICI Bank Ltd.	India	4.1
Prosus NV	China	3.7
MercadoLibre, Inc.	Brazil	3.6
MediaTek, Inc.	Taiwan	3.4
E Ink Holdings, Inc.	Taiwan	3.3
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
Reliance Industries Ltd.	India	2.4
Wuxi Biologics Cayman, Inc.	China	2.1
Total		41.9%

*	Excludes short-term investments.

Artisan Sustainable Emerging Markets Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHEX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Sustainable Emerging Markets Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTZX

This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.15%

Key Fund Statistics
Dollar values in thousands
Net Assets	$225,690
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$661
Portfolio Turnover Rate	12.67%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	4.6%
Euro	7.0
Hong Kong dollar	14.3
Indian rupee	10.2
Korean won	9.5
Mexican peso	3.6
New Taiwan dollar	18.4
South African rand	3.0
U.S. dollar	21.5
Vietnamese dong	2.1
Other	5.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11.8%
Alibaba Group Holding Ltd.	China	4.8
ICICI Bank Ltd.	India	4.1
Prosus NV	China	3.7
MercadoLibre, Inc.	Brazil	3.6
MediaTek, Inc.	Taiwan	3.4
E Ink Holdings, Inc.	Taiwan	3.3
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
Reliance Industries Ltd.	India	2.4
Wuxi Biologics Cayman, Inc.	China	2.1
Total		41.9%

*	Excludes short-term investments.

Artisan Sustainable Emerging Markets Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTZX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Value Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDLX

This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$44	0.88%

Key Fund Statistics
Dollar values in thousands
Net Assets	$310,041
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,117
Portfolio Turnover Rate	14.91%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	3.5%
Euro	14.8
Swiss franc	1.7
U.S. dollar	80.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.0%
Heineken Holding NV	Netherlands	3.7
United Parcel Service, Inc.	United States	3.6
Wells Fargo & Co.	United States	3.3
Kerry Group plc	Ireland	3.3
EOG Resources, Inc.	United States	3.2
PayPal Holdings, Inc.	United States	3.2
Comcast Corp.	United States	3.1
Safran SA	France	3.0
Fiserv, Inc.	United States	2.8
Total		33.2%

*	Excludes short-term investments.

Artisan Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDLX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Value Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHLX

This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.83%

Key Fund Statistics
Dollar values in thousands
Net Assets	$310,041
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,117
Portfolio Turnover Rate	14.91%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	3.5%
Euro	14.8
Swiss franc	1.7
U.S. dollar	80.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.0%
Heineken Holding NV	Netherlands	3.7
United Parcel Service, Inc.	United States	3.6
Wells Fargo & Co.	United States	3.3
Kerry Group plc	Ireland	3.3
EOG Resources, Inc.	United States	3.2
PayPal Holdings, Inc.	United States	3.2
Comcast Corp.	United States	3.1
Safran SA	France	3.0
Fiserv, Inc.	United States	2.8
Total		33.2%

*	Excludes short-term investments.

Artisan Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHLX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Value Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | ARTLX

This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	0.98%

Key Fund Statistics
Dollar values in thousands
Net Assets	$310,041
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,117
Portfolio Turnover Rate	14.91%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	3.5%
Euro	14.8
Swiss franc	1.7
U.S. dollar	80.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.0%
Heineken Holding NV	Netherlands	3.7
United Parcel Service, Inc.	United States	3.6
Wells Fargo & Co.	United States	3.3
Kerry Group plc	Ireland	3.3
EOG Resources, Inc.	United States	3.2
PayPal Holdings, Inc.	United States	3.2
Comcast Corp.	United States	3.1
Safran SA	France	3.0
Fiserv, Inc.	United States	2.8
Total		33.2%

*	Excludes short-term investments.

Artisan Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | ARTLX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Value Income Fund

Semi-Annual Shareholder Report March 31, 2025 Advisor Shares | APDWX

This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$55	1.10%

Key Fund Statistics
Dollar values in thousands
Net Assets	$16,268
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Portfolio Turnover Rate	14.73%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	2.1%
Euro	5.6
Hong Kong dollar	1.4
Swiss franc	1.0
U.S. dollar	89.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.1%
Lamar Advertising Co.	United States	3.3
Cable One, Inc.	United States	3.1
EOG Resources, Inc.	United States	2.6
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.6
Comcast Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Otis Worldwide Corp.	United States	2.3
Wells Fargo & Co.	United States	2.2
Total		27.7%

*	Excludes short-term investments.

Artisan Value Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Advisor Shares | APDWX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Value Income Fund

Semi-Annual Shareholder Report March 31, 2025 Institutional Shares | APHWX

This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%

Key Fund Statistics
Dollar values in thousands
Net Assets	$16,268
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Portfolio Turnover Rate	14.73%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	2.1%
Euro	5.6
Hong Kong dollar	1.4
Swiss franc	1.0
U.S. dollar	89.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.1%
Lamar Advertising Co.	United States	3.3
Cable One, Inc.	United States	3.1
EOG Resources, Inc.	United States	2.6
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.6
Comcast Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Otis Worldwide Corp.	United States	2.3
Wells Fargo & Co.	United States	2.2
Total		27.7%

*	Excludes short-term investments.

Artisan Value Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Shares | APHWX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Artisan Value Income Fund

Semi-Annual Shareholder Report March 31, 2025 Investor Shares | APFWX

This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.20%

Key Fund Statistics
Dollar values in thousands
Net Assets	$16,268
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Portfolio Turnover Rate	14.73%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	2.1%
Euro	5.6
Hong Kong dollar	1.4
Swiss franc	1.0
U.S. dollar	89.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.1%
Lamar Advertising Co.	United States	3.3
Cable One, Inc.	United States	3.1
EOG Resources, Inc.	United States	2.6
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.6
Comcast Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Otis Worldwide Corp.	United States	2.3
Wells Fargo & Co.	United States	2.2
Total		27.7%

*	Excludes short-term investments.

Artisan Value Income Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Shares | APFWX

●    Artisan Partners

●    800.344.1770

●    www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements, holdings or proxy voting information, please visit www.artisanpartners.com/prospectus or call 800.344.1770.

Householding If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Investments.

(a)	Please see schedule of investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Artisan Partners Funds

2025

March 31, 2025

ARTISAN PARTNERS

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Debt Opportunities Fund	APFOX	APDOX	APHOX
Artisan Floating Rate Fund	ARTUX	APDUX	APHUX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Unconstrained Fund	APFPX	APDPX	APHPX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Explorer Fund	N/A	ARDBX	ARHBX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	APDEX	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX
Artisan Value Income Fund	APFWX	APDWX	APHWX

The information contained herein includes the financial statements and certain other information as required by Items 7-11 of Form N-CSR.

TABLE OF CONTENTS

2	ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

SCHEDULES OF INVESTMENTS
4	Artisan Developing World Fund
5	Artisan Emerging Markets Debt Opportunities Fund
11	Artisan Floating Rate Fund
15	Artisan Focus Fund
17	Artisan Global Discovery Fund
19	Artisan Global Equity Fund
21	Artisan Global Opportunities Fund
22	Artisan Global Unconstrained Fund
32	Artisan Global Value Fund
33	Artisan High Income Fund
39	Artisan International Fund
41	Artisan International Explorer Fund
42	Artisan International Small-Mid Fund
44	Artisan International Value Fund
46	Artisan Mid Cap Fund
48	Artisan Mid Cap Value Fund
50	Artisan Select Equity Fund
51	Artisan Small Cap Fund
53	Artisan Sustainable Emerging Markets Fund
55	Artisan Value Fund
57	Artisan Value Income Fund

60	STATEMENTS OF ASSETS AND LIABILITIES

66	STATEMENTS OF OPERATIONS

72	STATEMENTS OF CHANGES IN NET ASSETS

79	FINANCIAL HIGHLIGHTS

91	NOTES TO FINANCIAL STATEMENTS

133	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

134	ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

134	ITEM 9. PROXY DISCLOSURES

134	ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

134	ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
*	Non-income producing security.
#	Percentages for the various classifications relate to total net assets.
^	Amount rounds to less than $1 or 0.1% or 1 share.
‡	One contract is equal to 100 shares.
Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment Abbreviations
ADR	American Depositary Receipt
BOA	Bank of America
BUBOR	Budapest Interbank Offered Rate
CDI	Certificate of Interbank Deposit
CGM	Citigroup Global Markets
CITI	Citibank, N.A.
DB	Deutsche Bank AG
ETF	Exchange Traded Fund
GDN	Global Depository Note
GDR	Global Depositary Receipt
GS	Goldman Sachs International
ICBCSB	ICBC Standard Bank Plc
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPM	JPMorganChase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
LSE	London Stock Exchange
MIBOR	Mumbai Interbank Offered Rate
MS	Morgan Stanley & Co International plc
MSCS	Morgan Stanley Capital Services, Inc.
OMO	Open Market Operation
OTC	Over-the-Counter
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
Registered shares	Shares in a company where the holder’s name is recorded on the ownership certificate. Such shares cannot be sold until they are de-registered, which can take up to one week.
REIT	Real Estate Investment Trust
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
TDB	Toronto Dominion Bank
TIIE	Mexican Interbank Equilibrium Interest Rate
TIIEOIS	Mexican Interbank Equilibrium Interest Rate Overnight Index Swap
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate
Zero Coupon	Indicates a debt security that does not pay periodic interest payments. Such security is issued at a discount and matures at face (principal) amount.

2	Artisan Partners Funds

Currency Abbreviations

ALL	Albanian lek	KRW	Korean won
BRL	Brazilian real	KWD	Kuwaiti dinar
CNH	Chinese yuan offshore	KZT	Kazakhstan tenge
COP	Colombian peso	MXN	Mexican peso
CZK	Czech koruna	MYR	Malasiyan ringgit
DOP	Dominican peso	NGN	Nigerian naira
EGP	Egyptian pound	PEN	Peruvian nuevo sol
EUR	Euro	PLN	Polish zloty
GBP	British pound	PYG	Paraguayan guarani
GEL	Georgian lari	RON	Romanian leu
GTQ	Guatemalan quetzal	SGD	Singapore dollar
HKD	Hong Kong dollar	THB	Thailand baht
HUF	Hungarian forint	TJS	Tajikistani somoni
IDR	Indonesian rupiah	TRY	Turkish lira
ILS	Israel new shekel	TWD	New Taiwan dollar
INR	Indian rupee	USD	U.S. dollar
ISK	Icelandic krona	UYU	Uruguayan peso
JPY	Japanese yen	UZS	Uzbekistani som
		ZAR	South African rand

Artisan Partners Funds	3

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

AUSTRALIA - 1.6%
WiseTech Global Ltd.(1)	1,147	$59,006

BRAZIL - 9.3%
MercadoLibre, Inc.*	98	191,915
NU Holdings Ltd., Class A*	14,079	144,170
		336,085
CHINA - 19.2%
Kanzhun Ltd., ADR*	4,696	90,015
KE Holdings, Inc., ADR	3,671	73,759
Kweichow Moutai Co. Ltd., Class A(1)	337	72,667
Meituan, Class B(1)(2)*	7,987	161,489
PDD Holdings, Inc., ADR*	763	90,275
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	1,566	50,788
Tencent Holdings Ltd.(1)	2,441	155,541
		694,534
FRANCE - 3.3%
Hermes International SCA(1)	16	41,010
LVMH Moet Hennessy Louis Vuitton SE(1)	125	77,809
		118,819
INDIA - 14.3%
Apollo Hospitals Enterprise Ltd.(1)	1,015	78,397
HDFC Bank Ltd., ADR	1,714	113,885
MakeMyTrip Ltd.*	1,639	160,615
One 97 Communications Ltd.(1)*	4,296	39,035
PB Fintech Ltd.(1)*	2,116	39,078
Zomato Ltd.(1)*	36,157	84,965
		515,975
ITALY - 1.1%
Ferrari NV	97	41,462

NETHERLANDS - 4.4%
Adyen NV(1)(2)*	104	158,860

SINGAPORE - 9.6%
Grab Holdings Ltd., Class A*	30,628	138,745
Sea Ltd., ADR*	1,591	207,588
		346,333

UNITED STATES - 33.2%
Airbnb, Inc., Class A*	1,100	131,451
ARM Holdings plc, ADR*	918	98,060
Cadence Design Systems, Inc.*	430	109,399
Coca-Cola Co. (The)	1,609	115,231
Crowdstrike Holdings, Inc., Class A*	402	141,624
Mastercard, Inc., Class A	45	24,603
Netflix, Inc.*	110	102,495
NVIDIA Corp.	946	102,580
Snowflake, Inc., Class A*	546	79,750
Tradeweb Markets, Inc., Class A	277	41,104
Veeva Systems, Inc., Class A*	363	84,141
Visa, Inc., Class A	482	169,040
		1,199,478

Total common stocks
(Cost $2,054,154)		3,470,552
	Shares Held	Value
SHORT-TERM INVESTMENT - 3.4%
2
INVESTMENT COMPANY - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(3) (Cost $124,167)	124,167	$124,167

Total investments - 99.4% (Cost $2,178,321)		3,594,719

Other assets less liabilities - 0.6%		21,011

Total net assets - 100.0%#		$3,615,730

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,018,645, or 28.2% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $320,349 or 8.9% of net assets.
(3)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$555,639	15.5%
Consumer Discretionary	980,991	27.3
Consumer Staples	187,898	5.2
Financials	729,775	20.3
Health Care	213,326	5.9
Industrials	138,745	3.9
Information Technology	590,419	16.4
Real Estate	73,759	2.1
Short-Term Investment	124,167	3.4
Total investments	$3,594,719	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

4	Artisan Partners Funds

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND

Consolidated Schedule of Investments — March 31, 2025 (Unaudited)

Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

		Principal Amount	Value
SOVEREIGN GOVERNMENT BONDS - 49.4%

ALBANIA - 1.6%
Albanian Government Bond
4.21%, 1/15/2026	ALL	14,000	$155
5.00%, 2/24/2026	ALL	13,000	145
4.30%, 7/10/2027	ALL	11,300	127
6.00%, 2/13/2028	ALL	9,500	113
5.25%, 1/26/2029	ALL	21,500	253
5.63%, 11/8/2030	ALL	19,000	231
4.05%, 2/7/2032	ALL	46,640	520
			1,544
ANGOLA - 1.7%
Avenir Issuer IV Ireland DAC
6.00%, 10/25/2027(1)		280	265
Republic of Angola
6.93%, 2/19/2027(1)		83	78
8.25%, 5/9/2028(1)		1,150	1,073
8.00%, 11/26/2029(1)		220	196
			1,612

ARGENTINA - 2.8%
Argentine Republic
0.13%, 7/9/2030	EUR	364	283
3.88%, 7/9/2035(2)	EUR	2,574	1,712
4.25%, 1/9/2038(2)	EUR	40	27
3.00%, 7/9/2041(2)	EUR	975	562
			2,584

BAHAMAS - 6.6%
Commonwealth of the Bahamas
6.00%, 11/21/2028(1)		2,824	2,715
9.00%, 6/16/2029(1)		620	647
6.95%, 11/20/2029(1)		253	244
8.95%, 10/15/2032(1)		2,460	2,549
			6,155

BENIN - 3.8%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,980	1,906
4.95%, 1/22/2035(1)	EUR	783	699
6.88%, 1/19/2052(1)	EUR	1,116	971
			3,576

CAMEROON - 0.7%
Republic of Cameroon
9.50%, 11/19/2025(1)		460	461
5.95%, 7/7/2032(1)	EUR	274	234
			695

DOMINICAN REPUBLIC - 0.0%^
Dominican Republic Government Bond, GDN
6.50%, 11/27/2026(1)	DOP	1,450	22

EGYPT - 0.7%
Arab Republic of Egypt
6.38%, 4/11/2031(1)	EUR	675	621

EL SALVADOR - 0.3%
Republic of El Salvador
0.25%, 04/17/2030 IO(1)		11,545	274
0.25%, 04/17/2030 IO(3)		1,020	24
			298
		Principal Amount	Value
GEORGIA - 1.0%
Republic of Georgia
2.75%, 4/22/2026(1)		980	$939

GHANA - 1.4%
Republic of Ghana
Zero Coupon, 7/3/2026(1)		1,434	1,349

INDONESIA - 4.5%
Republic of Indonesia
7.00%, 5/15/2027	IDR	770,000	47
6.38%, 4/15/2032	IDR	4,100,000	238
7.50%, 8/15/2032	IDR	4,500,000	278
7.00%, 2/15/2033	IDR	5,500,000	330
6.63%, 2/15/2034	IDR	17,000,000	996
8.25%, 5/15/2036	IDR	9,854,000	639
7.50%, 5/15/2038	IDR	1,399,000	86
8.38%, 4/15/2039	IDR	2,121,000	141
7.13%, 6/15/2043	IDR	24,873,000	1,486
			4,241

IRAQ - 3.8%
Republic of Iraq
5.80%, 1/15/2028(1)		3,587	3,524

NIGERIA - 1.7%
Federal Republic of Nigeria
7.63%, 11/21/2025(1)		1,196	1,201
6.13%, 9/28/2028(1)		450	411
			1,612

PAKISTAN - 1.7%
Islamic Republic of Pakistan
6.88%, 12/5/2027(1)		720	658
7.38%, 4/8/2031(1)		1,040	888
			1,546

PAPUA NEW GUINEA - 1.6%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		1,525	1,523

PERU - 6.1%
Bonos de la Tesoreria
7.30%, 8/12/2033(1)	PEN	2,200	632
5.40%, 8/12/2034	PEN	20,650	5,122
			5,754

RWANDA - 1.4%
Republic of Rwanda
5.50%, 8/9/2031(1)		1,580	1,284

SOUTH AFRICA - 1.1%
Republic of South Africa
8.25%, 3/31/2032	ZAR	20,800	1,043

TAJIKISTAN - 1.4%
Republic of Tajikistan
7.13%, 9/14/2027(1)		1,283	1,270

TUNISIA - 0.8%
Tunisian Republic
6.38%, 7/15/2026(1)	EUR	755	787

UKRAINE - 2.4%
Ukraine Government Bond
1.75%, 2/1/2029(1)(2)		625	407

Artisan Partners Funds	5

		Principal Amount	Value
Ukraine Government Bond (continued)
1.75%, 2/1/2035(1)(2)		810	$426
0.00%, 2/1/2035(1)(2)		1,603	887
0.00%, 2/1/2036(1)(2)		937	536
			2,256
UZBEKISTAN - 0.2%
Republic of Uzbekistan International Bond
15.50%, 2/25/2028(1)	UZS	2,500,000	194

ZAMBIA - 2.1%
Republic of Zambia
5.75%, 6/30/2033(1)(2)		2,301	2,015

Total Sovereign government bonds (Cost $45,905)			46,444

CORPORATE BONDS - 17.6%

ANGOLA - 0.2%
Azule Energy Finance plc
8.13%, 1/23/2030(1)		200	201

ARGENTINA - 0.4%
MSU Energy SA
9.75%, 12/5/2030(1)		381	368

BRAZIL - 2.6%
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		829	684
NewCo Holding USD 20 SARL
9.38%, 11/7/2029(1)		240	244
OHI Group SA
13.00%, 7/22/2029(1)		810	835
Trident Energy Finance plc
12.50%, 11/30/2029(1)		550	567
Unigel Luxembourg SA
13.50% Cash, 15.00% PIK, 12/31/2027(1)		65	60
11.00% Cash, 12.00% PIK, 12/31/2028(1)		163	68
			2,458
CAMEROON - 0.6%
Golar LNG Ltd.
7.75%, 9/19/2029(1)		600	604

COLOMBIA - 1.1%
Canacol Energy Ltd.
5.75%, 11/24/2028(1)		200	105
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		460	407
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(1)		570	505
			1,017
DOMINICAN REPUBLIC - 3.7%
Banco Central de la Republica Dominicana, GDN
13.00%, 12/5/2025(1)	DOP	135,320	2,161
13.00%, 1/30/2026(1)	DOP	80,020	1,281
9.00%, 12/11/2026(1)	DOP	4,360	67
			3,509
GUATEMALA - 0.5%
Investment Energy Resources Ltd.
6.25%, 4/26/2029(1)		470	452

JAMAICA - 0.1%
Digicel Intermediate Holdings Ltd.
9.00% Cash, 2.25% PIK, 5/25/2027		135	135
		Principal Amount	Value
MOLDOVA, REPUBLIC OF - 0.4%
Aragvi Finance International DAC
11.13%, 11/20/2029(1)		390	$396

NETHERLANDS - 0.9%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029		400	400
Unigel Netherlands Holding Corp. BV
15.00% Cash, 15.00% PIK, 12/31/2044(1)		166	—
VEON Holdings BV
3.38%, 11/25/2027(1)		430	394
			794
NIGERIA - 1.0%
SEPLAT Energy plc
9.13%, 3/21/2030(1)		900	898

NORWAY - 0.3%
Panoro Energy ASA
10.25%, 12/11/2029		260	267

PARAGUAY - 0.3%
Frigorifico Concepcion SA
7.70%, 7/21/2028(1)(4)		310	235

SINGAPORE - 0.4%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029(1)		350	366

TURKEY - 2.0%
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre Otoyolu Yatirim ve I
7.54%, 10/31/2027(1)		970	973
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036(1)		948	924
			1,897
UNITED ARAB EMIRATES - 0.4%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028(1)		373	398

UNITED KINGDOM - 1.2%
ACG Holdco 1 Ltd.
14.75%, 1/13/2029		800	830
Galileo Global Technologies Ltd.
13.75%, 3/4/2028(1)		250	251
			1,081
UZBEKISTAN - 1.5%
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027(1)	UZS	18,260,000	1,440
Total corporate bonds (Cost $16,640)			16,516

BANK LOANS - 4.0%

COTE D’IVOIRE - 1.0%
Republic of Cote d’Ivoire First Lien Term Loan
(SOFR + 3.00%), 5.65%, 7/12/2025(5)(6)(7)	EUR	870	939

PARAGUAY - 0.6%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.79%, 12/8/2026(5)(6)(7)		600	534

TANZANIA - 2.4%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.20%), 9.46%, 2/6/2032(5)(6)(7)		840	827
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.73%, 3/6/2031(5)(6)(7)		1,450	1,425
			2,252

6	Artisan Partners Funds

		Principal Amount	Value
Total bank loans (Cost $3,795)			$3,725

CONVERTIBLE BOND - 0.1%

CANADA - 0.1%
Lithium Argentina AG
1.75%, 1/15/2027 (Cost $143)		177	146

		Shares Held
COMMON STOCK - 0.0%

NETHERLANDS - 0.0%
Stichting Administratiekantoor Unigel Creditors, ADR (Cost $–)(5)(6)*		1	—

		Principal Amount
SHORT-TERM INVESTMENTS - 28.1%

SOVEREIGN GOVERNMENT TREASURY BILLS - 14.2%
Albanian Treasury Bill
2.77%, 3/26/2026(8)	ALL	51,200	544
Arab Republic of Egypt
13.98%, 4/22/2025(8)	EGP	6,400	125
17.43%, 4/29/2025(8)	EGP	2,700	53
22.56%, 5/27/2025(8)	EGP	88,325	1,687
23.10%, 6/3/2025(8)	EGP	19,500	371
23.52%, 6/10/2025(8)	EGP	13,500	255
23.85%, 6/17/2025(8)	EGP	37,950	714
24.11%, 6/24/2025(8)	EGP	57,175	1,071
24.59%, 7/8/2025(8)	EGP	7,525	139
24.70%, 7/15/2025(8)	EGP	13,500	249
24.04%, 8/5/2025(8)	EGP	54,500	995
Banco Central del Uruguay
9.17%, 5/21/2025(8)	UYU	11,789	276
9.23%, 5/28/2025(8)	UYU	48,695	1,139
9.35%, 6/20/2025(8)	UYU	1,000	23
Nigeria OMO Bill
22.44%, 5/20/2025(8)	NGN	955,598	604
23.85%, 6/17/2025(8)	NGN	242,000	150
24.99%, 9/30/2025(8)	NGN	1,307,598	757
25.01%, 10/7/2025(8)	NGN	890,500	513
25.01%, 12/2/2025(8)	NGN	1,548,390	863
19.74%, 12/9/2025(8)	NGN	1,990,000	1,140
24.97%, 1/6/2026(8)	NGN	525,660	287
24.47%, 2/10/2026(8)	NGN	193,000	104
24.13%, 2/23/2026(8)	NGN	425,000	229
24.87%, 2/24/2026(8)	NGN	1,143,897	609
24.18%, 2/25/2026(8)	NGN	425,000	229
Republic of Albania
0.24%, 4/17/2025(8)	ALL	7,500	82
0.07%, 5/1/2025(8)	ALL	16,800	184
Total sovereign government treasury bills (Cost $13,304)			13,392

U.S. TREASURY OBLIGATIONS - 13.5%
U.S. Treasury Bills
4.30%, 4/1/2025 (8)		4,200	4,200
3.97%, 4/15/2025 (8)		3,150	3,145
4.07%, 4/22/2025 (8)		1,700	1,696

	Principal Amount	Value
U.S. Treasury Bills (continued)
4.10%, 4/29/2025 (8)	3,700	$3,688

Total U.S. treasury obligations (Cost $12,729)		12,729

	Shares Held
INVESTMENT COMPANY - 0.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(9) (Cost $355)	355	355
Total short-term investments (Cost $26,388)		26,476
Total investments - 99.2% (Cost $92,871)		93,307
REVERSE REPURCHASE AGREEMENT - (0.2)% (Proceeds $(163))		(163)
Other assets less liabilities - 1.0%		913
Total net assets - 100.0%#		$94,057

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $46,770 or 49.7% of net assets.
(2)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of March 31, 2025.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	All or a position of the security has been pledge as collateral in connection with outstanding reverse repurchase agreements.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,725, or 4.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(7)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of March 31, 2025.
(8)	Yield to maturity.
(9)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$529	0.6%
Consumer Staples	1,165	1.2
Energy	6,693	7.2
Financials	8,140	8.7
Industrials	1,897	2.0
Materials	1,104	1.2
Sovereign Government Securities	46,444	49.8
Utilities	859	0.9
Short-Term Investments	26,476	28.4
Total investments	$93,307	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL**	44,780	USD	7,698	CGM	4/2/2025	$149
CZK	3,800	EUR	151	SCB	4/2/2025	1
RON	7,225	EUR	1,448	SCB	4/2/2025	4
USD	407	UZS**	5,260,000	ICBCSB	4/2/2025	1
UZS**	5,260,000	USD	397	ICBCSB	4/2/2025	9
EGP**	19,350	USD	383	SG	4/3/2025	—	^
INR**	84,899	USD	981	CGM	4/3/2025	12
MYR**	3,150	USD	709	GS	4/3/2025	1
USD	714	MYR**	3,150	GS	4/3/2025	4
KZT**	140,000	USD	260	JPM	4/9/2025	18

Artisan Partners Funds	7

FOREIGN CURRENCY FORWARD CONTRACTS (continued)

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TJS**	4,710	USD	426	ICBCSB	4/11/2025	$6
KZT**	116,000	USD	214	DB	4/15/2025	15
KZT**	227,700	USD	426	SG	4/15/2025	25
USD	164	MXN	3,300	JPM	4/21/2025	3
UZS**	24,250,000	USD	1,829	ICBCSB	4/21/2025	37
KZT**	1,412,390	USD	2,630	DB	4/22/2025	157
TRY	15,742	USD	398	SCB	4/25/2025	4
USD	5,920	PEN**	21,612	CGM	4/25/2025	41
USD	1,142	ZAR	20,838	JPM	4/25/2025	7
USD	763	IDR**	12,604,743	CGM	4/30/2025	8
USD	220	IDR**	3,581,257	SCB	4/30/2025	5
USD	379	IDR**	6,185,596	TDB	4/30/2025	8
BRL**	32,680	USD	5,641	CGM	5/5/2025	51
BRL**	758	USD	131	SCB	5/5/2025	— ^
CZK	3,800	EUR	152	SCB	5/5/2025	— ^
EGP**	25,424	USD	485	ICBCSB	5/5/2025	9
PLN	12,490	EUR	2,973	SCB	5/5/2025	1
RON	6,375	EUR	1,277	SCB	5/5/2025	— ^
KZT**	130,946	USD	255	SG	5/20/2025	1
UZS**	2,800,000	USD	209	CITI	5/20/2025	5
MYR**	645	USD	146	MSCS	5/21/2025	— ^
USD	146	MYR**	645	MSCS	5/21/2025	1
INR**	3,993	USD	46	CGM	5/27/2025	— ^
USD	10,349	EUR	9,429	SCB	6/18/2025	109
EGP**	16,000	USD	299	SG	7/7/2025	4
EGP**	6,876	USD	126	ICBCSB	8/5/2025	3
GTQ**	5,650	USD	714	CITI	9/3/2025	16
UZS**	6,600,000	USD	457	JPM	1/7/2026	14
Total unrealized appreciation						729
EUR	152	CZK	3,800	SCB	4/2/2025	(— )^
EUR	3,507	PLN	14,700	SCB	4/2/2025	(3)
EUR	1,451	RON	7,225	SCB	4/2/2025	(— )^
PLN	14,700	EUR	3,529	SCB	4/2/2025	(21)
USD	2,063	BRL**	12,100	CGM	4/2/2025	(57)
PEN**	7,592	USD	2,081	CGM	4/3/2025	(15)
USD	365	EGP**	19,350	SCB	4/3/2025	(18)
USD	970	INR**	84,899	CGM	4/3/2025	(24)
USD	2,065	PEN**	7,592	TDB	4/3/2025	(2)
TRY	80,587	USD	2,143	SCB	4/14/2025	(55)
USD	180	TRY	7,100	SCB	4/14/2025	(3)
KZT**	31,030	USD	62	DB	4/18/2025	(— )^
MXN	82	USD	4	JPM	4/21/2025	(— )^
UZS**	5,260,000	USD	405	ICBCSB	4/28/2025	(1)
IDR**	3,985,000	USD	242	CGM	4/30/2025	(3)
TRY	53,300	USD	1,379	SCB	4/30/2025	(28)
USD	377	EGP**	19,350	SG	4/30/2025	(— )^
KZT**	141,513	USD	279	ICBCSB	5/14/2025	(1)
KZT**	32,004	USD	63	DB	5/19/2025	(— )^
KZT**	29,150	USD	57	ICBCSB	5/19/2025	(— )^
KZT**	141,513	USD	277	MSCS	5/19/2025	(— )^
EUR	134	USD	147	SCB	6/18/2025	(2)
USD	239	EUR	221	SCB	6/18/2025	(1)
USD	1,640	NGN**	2,640,000	JPM	6/23/2025	(25)
TRY	40,794	USD	986	SCB	7/8/2025	(30)
TRY	26,970	USD	639	SCB	9/10/2025	(46)
TRY	38,394	USD	862	SCB	10/9/2025	(42)
TRY	9,950	USD	206	SCB	12/18/2025	(6)
Total unrealized depreciation						(383)
Net unrealized appreciation						$346

**	Non-deliverable.

8	Artisan Partners Funds

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Short Positions Contracts
Euro-Bobl	(14)	6/6/2025	EUR	$(1,400)	$(1,783)	$15
Euro-Bund	(28)	6/6/2025	EUR	(2,800)	(3,901)	74
Euro-Buxl	(3)	6/6/2025	EUR	(300)	(387)	(5)
Euro-Schatz	(7)	6/6/2025	EUR	(700)	(810)	1
U.S. Treasury 2 Year Note	(50)	6/30/2025	USD	(10,000)	(10,359)	(62)
U.S. Treasury 5 Year Note	(85)	6/30/2025	USD	(8,500)	(9,193)	(114)
U.S. Treasury 10 Year Note	(66)	6/18/2025	USD	(6,600)	(7,340)	(127)
Net unrealized depreciation						$(218)

The Fund has recorded an asset of $2 as of March 31, 2025, related to the current day’s variation margin associated with these contracts.

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payment Made/Received	Termination Date	Credit Spread (bps)	Notional Amount***	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	12/20/2034	281	1,040	(139)	3	(136)
Republic of Colombia	1.00	Quarterly	6/20/2034	330	720	(91)	(22)	(113)
Republic of Colombia	1.00	Quarterly	12/20/2034	337	310	(45)	(7)	(52)
Total sell protection						(275)	(26)	(301)

***	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,070.

CENTRALLY CLEARED INTEREST RATE SWAPS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
4 week TIIE monthly	10.53 monthly	Pay	12/29/2025	MXN 283,100	—	194	194
4 week TIIE monthly	9.52 monthly	Pay	12/17/2025	MXN 33,900	—	10	10
4 week TIIE monthly	9.47 monthly	Pay	12/10/2025	MXN 50,600	—	14	14
6 month PRIBOR semi-annually	3.82 annually	Pay	4/5/2034	CZK 79,500	(51)	139	88
3 month JIBAR quarterly	8.86 quarterly	Pay	2/13/2035	ZAR 25,400	—	9	9
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 31,850	7	20	27
3 month JIBAR quarterly	9.80 quarterly	Pay	4/3/2034	ZAR 25,300	61	50	111
1 day MIBOR semi-annually	6.06 semi-annually	Pay	2/24/2027	INR 171,000	—	6	6
1 day MIBOR semi-annually	6.07 semi-annually	Pay	2/3/2030	INR 35,360	—	3	3
1 day MIBOR semi-annually	6.04 semi-annually	Pay	2/4/2030	INR 152,072	—	9	9
1 day MIBOR semi-annually	6.06 semi-annually	Pay	8/9/2029	INR 235,000	—	17	17
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 81,000	(7)	19	12
Total positive value					10	490	500
6 month PRIBOR semi-annually	3.36 annually	Pay	8/9/2034	CZK 18,000	—	(12)	(12)
6 month PRIBOR semi-annually	3.54 annually	Pay	10/14/2034	CZK 48,250	(10)	(32)	(42)
6 month PRIBOR semi-annually	3.74 annually	Pay	2/14/2035	CZK 29,100	—	(3)	(3)
1 day CDI at termination	14.45 at termination	Pay	1/4/2027	BRL 49,290	3	(61)	(58)
1 day TIIEOIS monthly	8.96 monthly	Receive	12/10/2025	MXN 47,000	(1)	(8)	(9)
1 day TIIEOIS monthly	8.96 monthly	Receive	12/17/2025	MXN 32,200	(1)	(6)	(7)
1 day TIIEOIS monthly	8.96 monthly	Receive	12/29/2025	MXN 268,000	(12)	(54)	(66)
Total negative value					(21)	(176)	(197)
Total					(11)	314	303

The Fund has recorded an asset of $12 as of March 31, 2025, related to the current day’s variation margin associated with all centrally cleared swap contracts.

Artisan Partners Funds	9

REVERSE REPURCHASE AGREEMENT

Values in thousands

Counterparty	Interest Rate	Trade Date	Maturity Date	Face value ($)	Face Value Including Accrued Interest ($)	Type of Non Cash Underlying Collateral	Remaining Contractual Maturity of Agreement
Morgan Stanley & Co International plc	(3.50)%	9/23/2024	Open*	(163)	(163)	Frigorifico Concepcion SA	Up to 25 Years*

*	Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

10	Artisan Partners Funds

ARTISAN FLOATING RATE FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
BANK LOANS - 87.9%

AUTOMOBILE COMPONENTS - 1.9%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.44%, 1/31/2028(1)	714	$698
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.30%, 12/3/2029(1)	885	887
		1,585
BROADLINE RETAIL - 1.1%
CNT Holdings I Corp. First Lien Term Loan
(SOFR + 2.50%), 6.80%, 11/8/2032(1)	988	980

BUILDING PRODUCTS - 1.0%
Eco Material Technologies, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.47%, 2/12/2032(1)	858	854

CAPITAL MARKETS - 4.9%
CPI Holdco B LLC First Lien Term Loan
(SOFR + 2.25%), 6.57%, 5/19/2031(1)	429	425
Edelman Financial Engines Center LLC (The) First Lien Term Loan
(SOFR + 3.00%), 7.32%, 4/7/2028(1)	1,336	1,331
Edelman Financial Engines Center LLC (The) Second Lien Term Loan
(SOFR + 5.25%), 9.57%, 10/20/2028(1)	1,250	1,248
Jump Financial LLC First Lien Term Loan B
(SOFR + 4.25%), 8.55%, 2/26/2032(1)	294	296
PEX Holdings LLC First Lien Term Loan
(SOFR + 2.75%), 7.05%, 11/26/2031(1)	750	744
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.07%, 10/16/2031(1)	147	147
		4,191
CHEMICALS - 1.7%
Bakelite US Holdco, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.05%, 12/23/2031(1)	1,475	1,456

COMMERCIAL SERVICES - 0.7%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.67%, 12/21/2028(1)	563	557

COMMERCIAL SERVICES & SUPPLIES - 1.4%
OMNIA Partners LLC First Lien Term Loan B
(SOFR + 2.75%), 7.05%, 7/25/2030(1)	472	469
Ryan LLC First Lien Term Loan
(SOFR + 3.50%), 7.82%, 11/14/2030(1)	733	730
		1,199
COMMUNICATIONS EQUIPMENT - 4.2%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.21%, 11/30/2029(1)	2,369	2,340
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.57%, 12/24/2030(1)	1,199	1,196
		3,536
CONSTRUCTION & ENGINEERING - 0.5%
Construction Partners, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.83%, 11/3/2031(1)	466	463

CONTAINERS & PACKAGING - 2.7%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.14%, 6/28/2028(1)	1,346	1,269
Ring Container Technologies Group LLC First Lien Term Loan
(SOFR + 2.75%), 7.07%, 8/14/2028(1)	993	991
		2,260
	Principal Amount	Value
DISTRIBUTORS - 0.6%
Core & Main LP First Lien Term Loan D
(SOFR + 2.00%), 6.27%, 7/27/2028(1)	407	$405
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 8.30%, 11/30/2030(1)	134	133
		538
DIVERSIFIED CONSUMER SERVICES - 1.8%
KUEHG Corp. First Lien Term Loan
(SOFR + 3.25%), 7.45%, 6/12/2030(1)	927	925
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.82%, 1/30/2031(1)	592	582
		1,507
FINANCIAL SERVICES - 1.0%
Blackhawk Network Holdings, Inc. First Lien Term Loan B2
(SOFR + 4.00%), 8.32%, 3/12/2029(1)	898	893

FOOD - 0.6%
Chefs’ Warehouse, Inc. (The) First Lien Term Loan
(SOFR + 3.50%), 7.82%, 8/23/2029(1)	473	475

FOOD PRODUCTS - 2.9%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 9.32%, 11/5/2031(1)	1,336	1,278
B&G Foods, Inc. First Lien Term Loan B5
(SOFR + 3.50%), 7.82%, 10/10/2029(1)	256	251
Fiesta Purchaser, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.57%, 2/12/2031(1)	543	539
Hearthside Food Holding LLC First Lien Term Loan
(SOFR + 6.50%), 10.80%, 3/31/2032(1)	380	373
		2,441
FOOD SERVICE - 2.2%
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.32%, 5/15/2028(1)	1,031	1,019
TKC Midco 1 LLC First Lien Term Loan
13.50% Cash, 13.50% PIK, 2/16/2027	881	815
		1,834
GROUND TRANSPORTATION - 0.6%
Vortex Opco LLC First Lien Term Loan
(SOFR + 6.25%), 10.55%, 4/30/2030(1)	528	540

HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Medline Borrower LP First Lien Term Loan
(SOFR + 2.25%), 6.57%, 10/23/2028(1)	394	393

HEALTH CARE PROVIDERS & SERVICES - 1.9%
Mamba Purchaser, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.32%, 10/16/2028(1)	1,236	1,233
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.07%, 12/19/2030(1)	370	369
		1,602
HOTEL & RESORT REITS - 1.2%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.80%, 6/30/2031(1)	995	993

HOTELS, RESTAURANTS & LEISURE - 4.9%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.06%, 9/30/2030(1)	1,740	1,599
Life Time, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.80%, 10/22/2031(1)	1,183	1,179

Artisan Partners Funds	11

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE (continued)
Motion Finco SARL First Lien Term Loan B3
(SOFR + 3.50%), 7.80%, 11/13/2029(1)(2)	1,486	$1,425
		4,203
HOUSEHOLD DURABLES - 1.7%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 7.67%, 6/29/2028(1)	1,636	1,489

INSURANCE - 15.7%
Acrisure LLC First Lien Term Loan B1
(SOFR + 2.75%), 7.07%, 2/15/2027(1)	1,645	1,637
Acrisure LLC First Lien Term Loan B6
(SOFR + 3.00%), 7.32%, 11/6/2030(1)	1,503	1,491
AmWINS Group, Inc. First Lien Term Loan
(SOFR + 2.25%), 6.57%, 1/30/2032(1)	499	495
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.29%, 12/29/2031(1)	611	604
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 7.03%, 2/18/2031(1)(2)	1,546	1,525
AssuredPartners, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.82%, 2/14/2031(1)	209	209
Baldwin Insurance Group Holdings LLC (The) First Lien Term Loan B1
(SOFR + 3.00%), 7.32%, 5/27/2031(1)	1,192	1,188
Broadstreet Partners, Inc. First Lien Term Loan B
(SOFR + 3.00%), 7.32%, 6/16/2031(1)	1,224	1,212
Cross Financial Corp. First Lien Term Loan B3
(SOFR + 3.25%), 7.57%, 10/24/2031(1)	993	991
Goosehead Insurance Holdings LLC First Lien Term Loan
(SOFR + 3.50%), 7.82%, 1/8/2032(1)	342	343
HUB International Ltd. First Lien Term Loan
(SOFR + 2.50%), 6.79%, 6/20/2030(1)	224	223
IMA Financial Group, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.32%, 11/1/2028(1)	1,177	1,169
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan B
(SOFR + 2.75%), 7.07%, 3/15/2030(1)(2)	993	979
OneDigital Borrower LLC First Lien Term Loan
(SOFR + 3.00%), 7.32%, 7/2/2031(1)	923	916
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 9.05%, 5/6/2032(1)	357	359
		13,341
INTERACTIVE MEDIA & SERVICES - 1.5%
X Corp. First Lien Term Loan B1
(SOFR + 6.50%), 10.98%, 10/26/2029(1)	568	565
X Corp. First Lien Term Loan B3
9.50%, 2/14/2030	725	743
		1,308
INVESTMENT COMPANIES - 5.0%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.82%, 7/31/2031(1)	2,377	2,361
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 10.67%, 11/1/2029(1)	1,910	1,898
		4,259
IT SERVICES - 2.2%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.67%, 12/6/2027(1)	1,876	1,834

LEISURE PRODUCTS - 5.2%
19th Holdings Golf LLC First Lien Term Loan
(SOFR + 3.25%), 7.66%, 2/7/2029(1)	873	850
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.05%, 6/30/2031(1)	150	150
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.30%, 9/29/2031(1)	2,598	2,429
	Principal Amount	Value
LEISURE PRODUCTS (continued)
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 8.59%, 6/1/2028(1)	204	$185
Peloton Interactive, Inc. First Lien Term Loan
(SOFR + 5.50%), 9.81%, 5/30/2029(1)	802	808
		4,422
MACHINERY - 0.6%
Madison Safety & Flow LLC Term Loan First Lien
(SOFR + 2.75%), 7.07%, 9/26/2031(1)	498	496

MEDIA - 1.1%
Virgin Media Bristol LLC First Lien Term Loan
(SOFR + 2.50%), 6.93%, 1/31/2028(1)	1,000	972

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
Forest City Enterprises LP First Lien Term Loan
(SOFR + 3.50%), 7.94%, 12/8/2025(1)	1,619	1,576

PASSENGER AIRLINES - 1.5%
Vista Management Holding, Inc. First Lien Term Loan B
(SOFR + 4.00%), 8.13%, 3/26/2031(1)	1,284	1,274

PROFESSIONAL SERVICES - 1.0%
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.30%, 8/9/2030(1)	840	839

SOFTWARE - 6.4%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.75%), 7.08%, 2/24/2031(1)	1,334	1,333
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.83%, 2/23/2032(1)	471	481
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.56%, 2/10/2028(1)	143	133
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 9.07%, 11/15/2032(1)	113	114
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 9.21%, 7/27/2027(1)	711	422
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 8.32%, 4/5/2030(1)	958	939
Rithum Holdings, Inc. Second Lien Term Loan
(SOFR + 7.00%), 11.46%, 12/29/2028(1)	60	55
UKG, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.30%, 2/10/2031(1)	1,985	1,980
		5,457
SPECIALTY RETAIL - 2.0%
Evergreen Acqco 1 LP First Lien Term Loan
(SOFR + 3.75%), 8.05%, 4/26/2028(1)	707	700
Great Outdoors Group LLC First Lien Term Loan B
(SOFR + 3.25%), 7.57%, 1/23/2032(1)	998	994
		1,694
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.55%, 12/1/2027(1)	868	612
Ivanti Software, Inc. First Lien Term Loan B1
(SOFR + 4.25%), 8.82%, 12/1/2027(1)	43	31
		643
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Champ Acquisition Corp. First Lien Term Loan
(SOFR + 4.50%), 8.80%, 11/7/2031(1)	378	379

TRADING COMPANIES & DISTRIBUTORS - 0.0%^
Foundation Building Materials, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.80%, 1/31/2028(1)	14	13

TRANSPORTATION - 0.7%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 12.30%, 8/20/2029(1)	57	56

12	Artisan Partners Funds

	Principal Amount	Value
TRANSPORTATION (continued)
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.30%, 8/20/2029(1)	255	$250
12.32% Cash, 5.00% PIK, 8/20/2029	832	329
		635
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
CCI Buyer, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.33%, 12/17/2027(1)	1,650	1,649

Total bank loans (Cost $76,325)		74,780

CORPORATE BONDS - 3.9%

BANKS - 0.7%
Goldman Sachs Capital II
(SOFR + 1.03%), 5.35%, 5/5/2025(1)(3)	720	623

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(4)	218	199

HOTELS, RESTAURANTS & LEISURE - 2.4%
Rivers Enterprise Borrower LLC
6.63%, 2/1/2033(4)	293	288
TKC Holdings, Inc.
6.88%, 5/15/2028(4)	371	368
10.50%, 5/15/2029(4)	1,355	1,350
		2,006
IT SERVICES - 0.1%
Arches Buyer, Inc.
4.25%, 6/1/2028(4)	110	100

TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Champ Acquisition Corp.
8.38%, 12/1/2031(4)	183	189
S&S Holdings LLC
8.38%, 10/1/2031(4)	209	197
		386

Total corporate bonds (Cost $3,377)		3,314

	Shares Held
COMMON STOCKS - 0.5%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
MP Topco Holdings LLC*	24	293

SOFTWARE - 0.2%
Matrix Exit Equity*	16	156

TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc.*	2	3

Total common stocks (Cost $391)		452

PREFERRED STOCK - 0.1%

TRANSPORTATION - 0.1%
Sirva Worldwide Preferred Stock (Cost $41)*	– ^	82
	No. of Warrants‡	Value
WARRANTS - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10.00 (Cost $—)(5)(6)(7)*	1	$—

	Shares Held
SHORT-TERM INVESTMENT - 8.3%

INVESTMENT COMPANY - 8.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(8) (Cost $7,021)	7,021	7,021

Total investments - 100.7% (Cost $87,155)		85,649

Other assets less liabilities - (0.7%)		(568)
Total net assets - 100.0%#		$85,081

(1)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of March 31, 2025.
(2)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 7.03%, 2/18/2031	United Kingdom	USD
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan B, 7.07%, 3/15/2030	Canada	USD
Motion Finco SARL First Lien Term Loan B3, 7.80%, 11/13/2029	Luxembourg	USD

(3)	Perpetual security. The rate reflected was the rate in effect on March 31, 2025. The maturity date reflects the next call date.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Defaulted security and/or issuer.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(8)	Represents the current yield as of March 31, 2025.

UNFUNDED LOAN COMMITMENTS

Values in thousands

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $33 or less than 0.1% of the total net assets as of March 31, 2025, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation (Depreciation)
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan	$33	$33	$(–)^
	$33	$33	$(–)^

Artisan Partners Funds	13

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$4,127	4.8%
Consumer Discretionary	19,192	22.4
Consumer Staples	4,750	5.6
Financials	24,880	29.0
Health Care	1,996	2.3
Industrials	6,954	8.1
Information Technology	11,728	13.7
Materials	3,715	4.3
Real Estate	1,286	1.5
Short-Term Investment	7,021	8.3
Total investments	$85,649	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

14	Artisan Partners Funds

ARTISAN FOCUS FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands except per share amounts

	Shares Held	Value
COMMON STOCKS - 92.6%

AEROSPACE & DEFENSE - 22.3%
Axon Enterprise, Inc.*	49	$25,600
GE Aerospace	338	67,657
Howmet Aerospace, Inc.	309	40,104
Rolls-Royce Holdings plc(1)(2)*	4,289	41,466
Safran SA(1)(2)	57	15,025
TransDigm Group, Inc.	22	30,544
		220,396

BEVERAGES - 3.4%
Primo Brands Corp., Class A	959	34,026

CAPITAL MARKETS - 9.9%
CME Group, Inc.	115	30,439
KKR & Co., Inc.	86	9,911
Moody’s Corp.	33	15,280
Nasdaq, Inc.	414	31,382
S&P Global, Inc.	21	10,831
		97,843

CHEMICALS - 2.0%
Linde plc	43	19,928

COMMUNICATIONS EQUIPMENT - 3.2%
Motorola Solutions, Inc.	72	31,556

ELECTRICAL EQUIPMENT - 3.1%
Siemens Energy AG(1)(2)*	521	30,429

FINANCIAL SERVICES - 1.0%
Apollo Global Management, Inc.	70	9,649

HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
Intuitive Surgical, Inc.*	78	38,759

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.0%
Vistra Corp.	82	9,682

OIL, GAS & CONSUMABLE FUELS - 8.4%
Kinder Morgan, Inc.	1,394	39,785
Williams Cos., Inc. (The)	727	43,445
		83,230

PHARMACEUTICALS - 1.5%
Eli Lilly & Co.	18	15,042

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.2%
Analog Devices, Inc.	96	19,319
NVIDIA Corp.	731	79,195
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	434	72,026
		170,540

SOFTWARE - 8.9%
Microsoft Corp.	236	88,409

SPECIALIZED REITS - 6.8%
Crown Castle, Inc.	342	35,687
Equinix, Inc.	38	31,282
		66,969

Total common stocks (Cost $740,507)		916,458
	No. of Contracts‡	Value
OPTIONS PURCHASED - 0.7%

PUT OPTIONS - 0.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
NVIDIA Corp.
4/17/2025 at USD 115.00; Notional Amount: USD 13,949	1,287	$1,071
Taiwan Semiconductor Manufacturing Co. Ltd.
4/17/2025 at USD 175.00; Notional Amount: USD 18,725	1,128	1,382
		2,453

SOFTWARE - 0.4%
Microsoft Corp.
4/17/2025 at USD 390.00; Notional Amount: USD 85,063	2,266	4,022
Total Put Options		6,475
Total Options Purchased (Cost $3,021)		6,475

	Shares Held
SHORT-TERM INVESTMENT - 5.0%

INVESTMENT COMPANY - 5.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(3) (Cost $49,562)	49,562	49,562

Total investments - 98.3% (Cost $793,090)		972,495

Other assets less liabilities - 1.7%		16,816

Total net assets - 100.0%#		$989,311

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Rolls-Royce Holdings plc	United Kingdom	GBP
Safran SA	France	EUR
Siemens Energy AG	Germany	EUR
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $86,920, or 8.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Staples	$34,026	3.5%
Energy	83,230	8.6
Financials	107,491	11.1
Health Care	53,801	5.5
Industrials	250,825	25.8
Information Technology	296,981	30.6
Materials	19,928	2.0
Real Estate	66,969	6.9
Utilities	9,682	1.0
Short-Term Investment	49,562	5.0
Total investments	$972,495	100.0%

Artisan Partners Funds	15

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	29,099	USD	30,987	JPM	4/9/2025	$490
USD	45,637	EUR	41,753	JPM	4/9/2025	473
GBP	2,820	USD	3,627	JPM	8/22/2025	15
USD	3,959	GBP	3,051	JPM	8/22/2025	18
Total unrealized appreciation						996
EUR	13,134	USD	14,270	JPM	4/9/2025	(63)
USD	42,456	EUR	41,017	JPM	4/9/2025	(1,912)
GBP	1,469	USD	1,901	JPM	8/22/2025	(4)
USD	41,226	GBP	32,660	JPM	8/22/2025	(953)
Total unrealized depreciation						(2,932)
Net unrealized depreciation						$(1,936)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

16	Artisan Partners Funds

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.7%

CANADA - 1.1%
Colliers International Group, Inc.	20	$2,360

DENMARK - 5.4%
Ascendis Pharma A/S, ADR*	51	8,003
Novonesis (Novozymes) B, Class B(1)	70	4,080
		12,083

GERMANY - 6.5%
adidas AG(1)	19	4,487
Gerresheimer AG(1)	33	2,478
Nemetschek SE(1)	39	4,475
Sartorius AG (Preference)(1)	13	3,120
		14,560

HONG KONG - 1.4%
Techtronic Industries Co. Ltd.(1)	258	3,112

ITALY - 1.0%
Brunello Cucinelli SpA(1)	21	2,354

LUXEMBOURG - 0.9%
CVC Capital Partners plc(1)(2)*	100	1,977

NETHERLANDS - 5.5%
Argenx SE, ADR*	17	10,047
Redcare Pharmacy NV(1)(3)*	18	2,280
		12,327

SINGAPORE - 2.2%
Sea Ltd., ADR*	37	4,812

SWEDEN - 0.9%
MIPS AB(1)(3)	52	1,990

SWITZERLAND - 5.0%
Galderma Group AG(1)*	38	4,021
Sandoz Group AG(1)	69	2,913
Temenos AG(1)	28	2,157
VAT Group AG(1)(3)	6	2,028
		11,119

UNITED KINGDOM - 10.2%
Babcock International Group plc(1)	816	7,621
London Stock Exchange Group plc(1)	51	7,610
Melrose Industries plc(1)	666	4,102
Sage Group plc (The)(1)	226	3,536
		22,869

UNITED STATES - 53.6%
API Group Corp.*	77	2,764
Aris Water Solutions, Inc., Class A	72	2,293
Atlassian Corp., Class A*	12	2,475
Bright Horizons Family Solutions, Inc.*	30	3,801
CCC Intelligent Solutions Holdings, Inc.*	409	3,692
Chewy, Inc., Class A*	66	2,132
Clearwater Analytics Holdings, Inc., Class A*	85	2,285
Coherent Corp.*	29	1,880
Elastic NV*	21	1,859
FTAI Aviation Ltd.	33	3,667
Gitlab, Inc., Class A*	49	2,295
GoDaddy, Inc., Class A*	11	2,048
Guidewire Software, Inc.*	29	5,495
Hubbell, Inc., Class B	6	1,912
HubSpot, Inc.*	6	3,621
	Shares Held	Value
UNITED STATES (continued)
Insmed, Inc.*	36	$2,771
iRhythm Technologies, Inc.*	47	4,887
JBT Marel Corp.	24	2,980
Lattice Semiconductor Corp.*	80	4,187
Liberty Media Corp-Liberty Formula One, Class C*	52	4,678
Live Nation Entertainment, Inc.*	28	3,608
MACOM Technology Solutions Holdings, Inc.*	38	3,836
Modine Manufacturing Co.*	28	2,127
Monolithic Power Systems, Inc.	7	4,099
PROCEPT BioRobotics Corp.*	40	2,340
Pure Storage, Inc., Class A*	66	2,944
Saia, Inc.*	8	2,646
Samsara, Inc., Class A*	42	1,609
SentinelOne, Inc., Class A*	91	1,659
ServiceTitan, Inc., Class A*	12	1,160
SiteOne Landscape Supply, Inc.*	24	2,936
Spotify Technology SA*	6	3,467
Tradeweb Markets, Inc., Class A	15	2,215
Twist Bioscience Corp.*	112	4,383
Tyler Technologies, Inc.*	11	6,425
US Foods Holding Corp.*	51	3,353
Veeva Systems, Inc., Class A*	16	3,721
Veracyte, Inc.*	72	2,135
West Pharmaceutical Services, Inc.	15	3,328
		119,713

Total common stocks
(Cost $169,249)		209,276

SHORT-TERM INVESTMENT - 5.4%
2
INVESTMENT COMPANY - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(4) (Cost $12,061)	12,061	12,061

Total investments - 99.1% (Cost $181,310)		221,337

Other assets less liabilities - 0.9%		1,954

Total net assets - 100.0%#		$223,291

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $64,341, or 28.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $6,298 or 2.8% of net assets.
(4)	Represents the current yield as of March 31, 2025.

Artisan Partners Funds	17

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$16,565	7.5%
Consumer Discretionary	16,891	7.6
Consumer Staples	5,633	2.5
Energy	2,293	1.0
Financials	11,802	5.3
Health Care	54,147	24.6
Industrials	33,768	15.3
Information Technology	61,737	27.9
Materials	4,080	1.8
Real Estate	2,360	1.1
Short-Term Investment	12,061	5.4
Total investments	$221,337	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

18	Artisan Partners Funds

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.0%
BELGIUM - 0.3%
UCB SA(1)	3	$487

BRAZIL - 1.1%
MercadoLibre, Inc.*	1	1,768

CANADA - 0.2%
Enbridge, Inc.	8	363

CHILE - 0.7%
Holding Bursatil Regional SA	250	1,120

CHINA - 12.0%
Alibaba Group Holding Ltd., ADR	26	3,408
Alibaba Group Holding Ltd.(1)	10	171
Budweiser Brewing Co. APAC Ltd.(1)(2)	712	858
Kuaishou Technology(1)(2)*	743	5,250
Meituan, ADR(3)*	68	2,725
Tencent Holdings Ltd., ADR	29	1,824
Tencent Holdings Ltd.(1)	18	1,141
Tencent Music Entertainment Group, ADR	231	3,326
		18,703
DENMARK - 1.3%
NKT A/S(1)*	30	2,040

FRANCE - 5.4%
Accor SA(1)	38	1,738
BNP Paribas SA(1)	44	3,706
Cie de Saint-Gobain SA(1)	19	1,902
Danone SA(1)	14	1,073
		8,419
GERMANY - 4.1%
RENK Group AG(1)*	44	2,094
TUI AG(1)*	273	1,859
Vonovia SE(1)	87	2,356
		6,309
GREECE - 5.5%
Alpha Services and Holdings SA(1)	2,835	6,817
Piraeus Financial Holdings SA(1)	331	1,821
		8,638
ITALY - 6.3%
BFF Bank SpA(1)(2)	630	5,198
Leonardo SpA(1)	36	1,765
Mediobanca Banca di Credito Finanziario SpA(1)	71	1,329
Wizz Air Holdings plc(1)(2)*	82	1,579
		9,871
JAPAN - 2.3%
Mitsubishi Heavy Industries Ltd.(1)	100	1,717
Sumitomo Mitsui Financial Group, Inc.(1)	44	1,112
Tokyo Gas Co. Ltd.(1)	25	804
		3,633
PORTUGAL - 0.1%
Jeronimo Martins SGPS SA(1)	8	180

RUSSIA - 0.0%
Sberbank of Russia PJSC(1)(4)(5)	1,137	—

SINGAPORE - 0.7%
Singapore Technologies Engineering Ltd.(1)	201	1,010
	Shares Held	Value
SOUTH KOREA - 5.1%
Hanwha Aerospace Co. Ltd.(1)	10	$4,219
LIG Nex1 Co. Ltd.(1)	22	3,652
		7,871
SPAIN - 2.3%
Aena SME SA(1)(2)	15	3,578

SWITZERLAND - 6.1%
Medacta Group SA(1)(2)	4	594
SGS SA(1)	28	2,750
Straumann Holding AG(1)	2	218
UBS Group AG(1)	196	5,991
		9,553
UNITED ARAB EMIRATES - 1.1%
Dubai Taxi Co. PJSC(1)	2,418	1,645

UNITED KINGDOM - 14.7%
3i Group plc(1)	28	1,335
Babcock International Group plc(1)	553	5,165
Flutter Entertainment plc (LSE)(1)*	1	254
Intermediate Capital Group plc(1)	78	1,981
National Grid plc(1)	474	6,173
Reckitt Benckiser Group plc(1)	35	2,336
SSE plc(1)	115	2,366
Tesco plc(1)	241	1,037
Verona Pharma plc, ADR*	37	2,322
		22,969
UNITED STATES - 23.7%
Aon plc, Class A	8	3,278
Arthur J Gallagher & Co.	12	3,980
Blue Owl Capital, Inc., Class A	105	2,107
Intercontinental Exchange, Inc.	19	3,274
Live Nation Entertainment, Inc.*	17	2,223
Meta Platforms, Inc., Class A	6	3,175
RTX Corp.	39	5,193
S&P Global, Inc.	7	3,551
Stryker Corp.	5	1,951
Swiss Re AG(1)	14	2,441
Synopsys, Inc.*	4	1,533
Visa, Inc., Class A	12	4,333
		37,039
Total common stocks
(Cost $132,565)		145,196

SHORT-TERM INVESTMENT - 3.0%

INVESTMENT COMPANY - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(6)(7) (Cost $4,621)	4,621	4,621

Total investments - 96.0% (Cost $137,186)		149,817

Other assets less liabilities - 4.0%		6,249

Total net assets - 100.0%#		$156,066

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $93,742, or 60.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

Artisan Partners Funds	19

(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $17,057 or 10.9% of net assets.
(3)	All or a portion of security is on loan at March 31, 2025.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sberbank of Russia PJSC	9/16/2021 - 2/11/2022	$4,750	$—	0.0%

(6)	Security is partially used as collateral for securities lending. At March 31, 2025, the Fund had loaned securities with a total value of $2,199. This was collateralized by cash of $2,292 which was subsequently invested in an investment company.
(7)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$16,939	11.3%
Consumer Discretionary	11,923	8.0
Consumer Staples	5,484	3.7
Energy	363	0.2
Financials	53,374	35.7
Health Care	5,572	3.7
Industrials	38,309	25.6
Information Technology	1,533	1.0
Real Estate	2,356	1.6
Utilities	9,343	6.2
Short-Term Investment	4,621	3.0
Total investments	$149,817	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

20	Artisan Partners Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.6%

BELGIUM - 1.1%
UCB SA(1)	120	$21,079

CANADA - 2.7%
Shopify, Inc., Class A*	559	53,398
CHINA - 5.6%
Meituan, Class B(1)(2)*	1,432	28,953
Tencent Holdings Ltd.(1)	1,310	83,471
		112,424
DENMARK - 0.7%
Novo Nordisk A/S, Class B(1)	200	13,855

GERMANY - 2.7%
adidas AG(1)	231	54,114

HONG KONG - 2.4%
Techtronic Industries Co. Ltd.(1)	3,970	47,817
JAPAN - 1.8%
Keyence Corp.(1)	91	35,757

NETHERLANDS - 4.2%
Argenx SE, ADR*	143	84,441

SINGAPORE - 1.6%
Sea Ltd., ADR*	252	32,934

SWITZERLAND - 3.5%
Lonza Group AG(1)	114	69,969

TAIWAN - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	234	38,871

UNITED KINGDOM - 15.7%
AstraZeneca plc(1)	391	57,148
BAE Systems plc(1)	2,924	59,167
London Stock Exchange Group plc(1)	574	85,158
RELX plc(1)	968	48,605
Sage Group plc (The)(1)	1,691	26,421
Unilever plc(1)	670	39,890
		316,389
UNITED STATES - 51.7%
Advanced Micro Devices, Inc.*	298	30,656
Amazon.com, Inc.*	313	59,474
Apple, Inc.	249	55,231
ARM Holdings plc, ADR*	239	25,488
Atlassian Corp., Class A*	107	22,693
Baker Hughes Co., Class A	1,131	49,690
Boston Scientific Corp.*	929	93,740
Carrier Global Corp.	318	20,171
CBRE Group, Inc., Class A*	283	37,017
Danaher Corp.	214	43,936
Eaton Corp. plc	129	35,175
Ecolab, Inc.	75	19,083
GE Vernova, Inc.	133	40,562
Lam Research Corp.	230	16,691
Linde plc	97	45,359
Marvell Technology, Inc.	397	24,430
Netflix, Inc.*	121	112,931
NIKE, Inc., Class B	307	19,499
Oracle Corp.	368	51,382
PayPal Holdings, Inc.*	444	28,963
	Shares Held	Value
UNITED STATES (continued)
S&P Global, Inc.	67	$33,859
Salesforce, Inc.	62	16,665
Snowflake, Inc., Class A*	262	38,290
Starbucks Corp.	105	10,306
Vertex Pharmaceuticals, Inc.*	73	35,489
West Pharmaceutical Services, Inc.	88	19,668
Williams Cos., Inc. (The)	360	21,538
Xylem, Inc.	263	31,410
		1,039,396
Total common stocks
(Cost $1,586,280)		1,920,444

SHORT-TERM INVESTMENT - 2.7%

INVESTMENT COMPANY - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(3) (Cost $53,994)	53,994	53,994

Total investments - 98.3% (Cost $1,640,274)		1,974,438

Other assets less liabilities - 1.7%		34,586

Total net assets - 100.0%#		$2,009,024

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $671,404, or 33.4% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $28,953 or 1.4% of net assets.
(3)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$229,336	11.6%
Consumer Discretionary	172,346	8.7
Consumer Staples	39,890	2.0
Energy	71,228	3.6
Financials	147,980	7.5
Health Care	439,325	22.3
Industrials	282,907	14.3
Information Technology	435,973	22.1
Materials	64,442	3.3
Real Estate	37,017	1.9
Short-Term Investment	53,994	2.7
Total investments	$1,974,438	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	21

ARTISAN GLOBAL UNCONSTRAINED FUND

Consolidated Schedule of Investments — March 31, 2025 (Unaudited)

Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

		Principal Amount	Value
SOVEREIGN GOVERNMENT BONDS - 43.4%

ALBANIA - 1.7%
Albanian Government Bond
4.21%, 1/15/2026	ALL	23,100	$255
5.00%, 2/24/2026	ALL	16,200	180
4.30%, 7/10/2027	ALL	14,800	167
6.00%, 2/13/2028	ALL	12,500	149
5.25%, 1/26/2029	ALL	21,500	253
5.63%, 11/8/2030	ALL	26,000	316
4.05%, 2/7/2032	ALL	133,370	1,488
Republic of Albania
5.90%, 6/9/2028(1)	EUR	2,020	2,288
			5,096
ANGOLA - 1.2%
Avenir Issuer IV Ireland DAC
6.00%, 10/25/2027(1)		450	425
Republic of Angola
6.93%, 2/19/2027(1)		46	43
8.25%, 5/9/2028(1)		2,190	2,044
8.00%, 11/26/2029(1)		1,370	1,218
			3,730
ARGENTINA - 1.4%
Argentine Republic
0.13%, 7/9/2030	EUR	1,852	1,440
3.88%, 7/9/2035(2)	EUR	2,022	1,345
4.25%, 1/9/2038(2)	EUR	44	29
3.00%, 7/9/2041(2)	EUR	2,301	1,328
			4,142
BAHAMAS - 4.8%
Commonwealth of the Bahamas
6.00%, 11/21/2028(1)		3,916	3,764
9.00%, 6/16/2029(1)		1,462	1,526
6.95%, 11/20/2029(1)		404	390
8.95%, 10/15/2032(1)		8,517	8,826
			14,506
BENIN - 2.9%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,664	1,602
4.95%, 1/22/2035(1)	EUR	4,956	4,421
6.88%, 1/19/2052(1)	EUR	2,948	2,566
			8,589
CAMEROON - 0.3%
Republic of Cameroon
9.50%, 11/19/2025(1)		583	584
5.95%, 7/7/2032(1)	EUR	511	436
			1,020
COLOMBIA - 0.8%
Republic of Colombia
8.00%, 11/14/2035		2,206	2,222
7.75%, 11/7/2036		250	243
			2,465
DOMINICAN REPUBLIC - 0.0%^
Dominican Republic Government Bond, GDN
6.50%, 11/27/2026(1)	DOP	1,230	18

		Principal Amount	Value
EGYPT - 0.6%
Arab Republic of Egypt
6.38%, 4/11/2031(1)	EUR	2,051	$1,887

EL SALVADOR - 0.3%
Republic of El Salvador
0.25%, 04/17/2030 IO(1)		40,240	954
0.25%, 04/17/2030 IO(3)		3,105	74
			1,028
GEORGIA - 0.7%
Republic of Georgia
2.75%, 4/22/2026(1)		2,200	2,108

GHANA - 0.9%
Republic of Ghana
Zero Coupon, 7/3/2026(1)		2,995	2,817

GUATEMALA - 0.6%
Republic of Guatemala
4.50%, 5/3/2026(1)		1,650	1,634

ICELAND - 3.8%
Republic of Iceland
8.00%, 6/12/2025	ISK	88,686	670
6.75%, 10/15/2026	ISK	428,443	3,197
8.00%, 4/15/2027	ISK	158,000	1,203
7.00%, 9/17/2035	ISK	813,600	6,312
			11,382
INDIA - 0.9%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029(1)	INR	80,000	944
International Bank for Reconstruction & Development
6.50%, 4/17/2030	INR	63,000	731
Republic of India
7.54%, 5/23/2036	INR	88,000	1,099
			2,774
INDONESIA - 1.6%
Republic of Indonesia
7.00%, 5/15/2027	IDR	2,480,000	151
6.88%, 4/15/2029	IDR	15,900,000	966
7.50%, 8/15/2032	IDR	19,200,000	1,185
8.38%, 3/15/2034	IDR	30,755,000	2,002
7.13%, 6/15/2042	IDR	6,672,000	398
			4,702
IRAQ - 3.3%
Republic of Iraq
5.80%, 1/15/2028(1)		9,957	9,781

KENYA - 0.3%
Republic of Kenya
7.00%, 5/22/2027(1)		800	799
9.75%, 2/16/2031(1)		5	5
			804
NAMIBIA - 0.2%
Republic of Namibia
5.25%, 10/29/2025(1)		500	496

NIGERIA - 2.4%
Federal Republic of Nigeria
7.63%, 11/21/2025(1)		2,040	2,048

22	Artisan Partners Funds

		Principal Amount	Value
Federal Republic of Nigeria (continued)
6.13%, 9/28/2028(1)		5,760	$5,266
			7,314
PAKISTAN - 1.5%
Islamic Republic of Pakistan
6.88%, 12/5/2027(1)		4,100	3,746
7.38%, 4/8/2031(1)		825	705
			4,451
PAPUA NEW GUINEA - 0.5%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		1,495	1,493

PARAGUAY - 0.1%
Republic of Paraguay
7.90%, 2/9/2031(3)	PYG	1,800,000	222

PERU - 4.2%
Bonos de la Tesoreria
6.95%, 8/12/2031	PEN	43,100	12,536

RWANDA - 1.4%
Republic of Rwanda
5.50%, 8/9/2031(1)		5,090	4,136

TAJIKISTAN - 0.6%
Republic of Tajikistan
7.13%, 9/14/2027(1)		1,919	1,899

TRINIDAD AND TOBAGO - 0.8%
Republic of Trinidad and Tobago
4.50%, 8/4/2026(1)		2,400	2,358

TUNISIA - 0.5%
Tunisian Republic
6.38%, 7/15/2026(1)	EUR	1,565	1,631

UKRAINE - 1.9%
Ukraine Government Bond
1.75%, 2/1/2029(1)(2)		2,160	1,406
1.75%, 2/1/2035(1)(2)		2,135	1,123
0.00%, 2/1/2035(1)(2)		3,583	1,983
0.00%, 2/1/2036(1)(2)		2,097	1,200
			5,712
UZBEKISTAN - 1.6%
Republic of Uzbekistan International Bond
5.38%, 5/29/2027(1)	EUR	2,093	2,291
15.50%, 2/25/2028(1)	UZS	32,500,000	2,528
			4,819
ZAMBIA - 1.6%
Republic of Zambia
5.75%, 6/30/2033(1)(2)		5,454	4,775

Total Sovereign government bonds (Cost $129,636)			130,325

CORPORATE BONDS - 14.1%

ANGOLA - 0.2%
Azule Energy Finance plc
8.13%, 1/23/2030(1)		584	586

ARGENTINA - 0.6%
MSU Energy SA
9.75%, 12/5/2030(1)		1,994	1,924

BRAZIL - 2.4%
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		2,523	2,081
		Principal Amount	Value
NewCo Holding USD 20 SARL
9.38%, 11/7/2029(1)		600	$610
OHI Group SA
13.00%, 7/22/2029(1)		2,260	2,331
Trident Energy Finance plc
12.50%, 11/30/2029(1)		1,920	1,980
Unigel Luxembourg SA
13.50% Cash, 15.00% PIK, 12/31/2027(1)		87	82
11.00% Cash, 12.00% PIK, 12/31/2028(1)		219	91
			7,175
CAMEROON - 0.3%
Golar LNG Ltd.
7.75%, 9/19/2029(1)		1,000	1,007

COLOMBIA - 1.0%
Canacol Energy Ltd.
5.75%, 11/24/2028(1)		960	505
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		1,355	1,198
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(1)		1,480	1,311
			3,014
CZECH REPUBLIC - 0.2%
Energo-Pro A/S
8.50%, 2/4/2027(1)		200	203
11.00%, 11/2/2028(1)		455	486
			689
DOMINICAN REPUBLIC - 2.3%
Banco Central de la Republica Dominicana, GDN
12.00%, 10/3/2025(1)	DOP	22,700	361
13.00%, 12/5/2025(1)	DOP	230,800	3,686
13.00%, 1/30/2026(1)	DOP	125,270	2,005
9.00%, 12/11/2026(1)	DOP	56,550	870
			6,922
GUATEMALA - 0.5%
Investment Energy Resources Ltd.
6.25%, 4/26/2029(1)		1,450	1,393

JAMAICA - 0.2%
Digicel Intermediate Holdings Ltd.
9.00% Cash, 2.25% PIK, 5/25/2027		448	448

MOLDOVA, REPUBLIC OF - 0.4%
Aragvi Finance International DAC
11.13%, 11/20/2029(1)		1,035	1,052

NETHERLANDS - 0.7%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029		1,000	1,000
Unigel Netherlands Holding Corp. BV
15.00% Cash, 15.00% PIK, 12/31/2044(1)		223	—
VEON Holdings BV
3.38%, 11/25/2027(1)		1,210	1,107
			2,107
NIGERIA - 0.8%
SEPLAT Energy plc
9.13%, 3/21/2030(1)		2,453	2,448

NORWAY - 0.1%
Panoro Energy ASA
10.25%, 12/11/2029		212	218

PARAGUAY - 0.2%
Frigorifico Concepcion SA
7.70%, 7/21/2028(1)(4)		880	667

Artisan Partners Funds	23

		Principal Amount	Value
PERU - 0.1%
Cia de Minas Buenaventura SAA
6.80%, 2/4/2032(1)		272	$276

SINGAPORE - 0.4%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029(1)		1,150	1,204

TURKEY - 1.7%
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre Otoyolu Yatirim ve I
7.54%, 10/31/2027(1)		2,630	2,637
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036(1)		2,384	2,325
			4,962
UNITED ARAB EMIRATES - 0.2%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028(1)		600	640

UNITED KINGDOM - 1.1%
ACG Holdco 1 Ltd.
14.75%, 1/13/2029		2,500	2,594
Galileo Global Technologies Ltd.
13.75%, 3/4/2028(1)		625	628
			3,222
UZBEKISTAN - 0.7%
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027(1)	UZS	28,220,000	2,225

Total corporate bonds (Cost $42,363)			42,179
		Shares Held
COMMON STOCKS - 4.1%
AUSTRALIA - 0.1%
OceanaGold Corp.		110	367
Resolute Mining Ltd.(5)*		100	29
			396
CANADA - 1.3%
Africa Oil Corp.		545	779
Allied Gold Corp.*		170	579
Asante Gold Corp.*		50	41
B2Gold Corp.		143	406
Centerra Gold, Inc.		44	281
G Mining Ventures Corp.		43	561
Galiano Gold, Inc.*		30	37
K92 Mining, Inc.*		32	274
New Gold, Inc.*		81	300
Torex Gold Resources, Inc.*		24	662
			3,920
COLOMBIA - 2.0%
Aris Mining Corp.*		1,297	6,018

GEORGIA - 0.2%
Georgia Capital plc(5)*		14	283
Lion Finance Group plc(5)		2	142
TBC Bank Group plc(5)		3	134
			559
IVORY COAST - 0.2%
Endeavour Mining plc(5)		19	458

NETHERLANDS - 0.0%
Stichting Administratiekantoor Unigel Creditors, ADR(5)(6)*		1	—

PERU - 0.0%^
Hochschild Mining plc(5)*		20	68
		Shares Held	Value
UNITED STATES - 0.3%
Aura Minerals, Inc.		45	$870

Total common stocks (Cost $10,155)			12,289
		Principal Amount
BANK LOANS - 2.9%

COTE D'IVOIRE - 1.3%
Republic of Cote d'Ivoire First Lien Term Loan
(SOFR + 3.00%), 5.65%, 7/12/2025(5)(6)(7)	EUR	3,650	3,939

PARAGUAY - 0.3%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.79%, 12/8/2026(5)(6)(7)		800	712

TANZANIA - 1.3%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.20%), 9.46%, 2/6/2032(5)(6)(7)		2,040	2,010
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.73%, 3/6/2031(5)(6)(7)		2,000	1,965
			3,975
Total bank loans (Cost $8,638)			8,626

		Shares Held
EXCHANGE TRADED FUND - 1.1%

Equity Funds - 1.1%
VanEck Junior Gold Miners ETF (Cost $2,933)		58	3,335

CLOSED END FUND - 0.2%

BERMUDA - 0.2%
ASA Gold and Precious Metals Ltd. (Cost $473)		21	627

		Principal Amount
CONVERTIBLE BOND - 0.1%

CANADA - 0.1%
Lithium Argentina AG
1.75%, 1/15/2027 (Cost $345)		427	351

SHORT-TERM INVESTMENTS - 33.8%

SOVEREIGN GOVERNMENT TREASURY BILLS - 14.4%
Albanian Treasury Bill
2.77%, 3/26/2026(8)	ALL	79,600	846
Arab Republic of Egypt
17.43%, 4/29/2025(8)	EGP	7,500	146
19.50%, 5/6/2025(8)	EGP	139,750	2,712
21.85%, 5/20/2025(8)	EGP	169,800	3,260
22.56%, 5/27/2025(8)	EGP	90,425	1,727
23.10%, 6/3/2025(8)	EGP	66,300	1,260
23.52%, 6/10/2025(8)	EGP	37,550	710
23.85%, 6/17/2025(8)	EGP	118,100	2,222
24.11%, 6/24/2025(8)	EGP	214,450	4,015
24.59%, 7/8/2025(8)	EGP	20,900	388
24.70%, 7/15/2025(8)	EGP	81,650	1,507
24.04%, 8/5/2025(8)	EGP	108,300	1,976
Banco Central del Uruguay
9.17%, 5/21/2025(8)	UYU	20,265	475
9.23%, 5/28/2025(8)	UYU	83,707	1,957
9.30%, 6/4/2025(8)	UYU	14,000	327

24	Artisan Partners Funds

		Principal Amount	Value
Banco Central del Uruguay (continued)
9.35%, 6/20/2025(8)	UYU	5,000	$116
Federal Republic of Nigeria
6.72%, 4/10/2025(8)	NGN	420,000	273
Nigeria OMO Bill
22.44%, 5/20/2025(8)	NGN	1,019,482	644
22.92%, 5/27/2025(8)	NGN	480,000	302
23.85%, 6/17/2025(8)	NGN	456,000	283
24.99%, 9/30/2025(8)	NGN	2,769,483	1,603
25.01%, 10/7/2025(8)	NGN	1,400,000	807
25.01%, 12/2/2025(8)	NGN	1,698,012	947
19.74%, 12/9/2025(8)	NGN	3,985,000	2,284
24.97%, 1/6/2026(8)	NGN	509,176	278
24.48%, 2/3/2026(8)	NGN	4,100,000	2,212
24.47%, 2/10/2026(8)	NGN	1,110,000	597
24.13%, 2/23/2026(8)	NGN	1,450,000	782
24.18%, 2/25/2026(8)	NGN	1,450,000	780
Republic of Albania
0.24%, 4/17/2025(8)	ALL	30,500	334
0.07%, 5/1/2025(8)	ALL	28,000	306
3.55%, 2/26/2026(8)	ALL	138,200	1,462
Republic of Iceland
7.11%, 4/16/2025(8)	ISK	125,000	943
7.74%, 5/21/2025(8)	ISK	528,000	3,952
7.39%, 8/20/2025(8)	ISK	30,000	221
7.86%, 9/17/2025(8)	ISK	72,000	525

Total sovereign government treasury bills (Cost $42,912)			43,179

U.S. TREASURY OBLIGATIONS - 13.8%
U.S. Treasury Bills
4.30%, 4/1/2025 (8)		8,500	8,500
3.72%, 4/8/2025 (8)		6,430	6,425
3.97%, 4/15/2025 (8)		8,620	8,606
4.07%, 4/22/2025 (8)		6,900	6,883
4.10%, 4/29/2025 (8)		11,100	11,063
Total U.S. treasury obligations (Cost $41,477)			41,477

REPURCHASE AGREEMENTS - 4.6%

JPMorgan Chase Bank, N.A., Dated 1/30/25, with an interest rate of 2.50% payable to the Fund, collateralized by Par USD 1,335 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $999(9)		1,285	1,284
JPMorgan Chase Bank, N.A., Dated 1/30/25, with an interest rate of 3.60% payable to the Fund, collateralized by Par USD 250 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $257(9)		263	263
JPMorgan Chase Bank, N.A., Dated 1/30/25, with an interest rate of 3.70% payable to the Fund, collateralized by Par USD 500 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $513(9)		525	525
JPMorgan Chase Bank, N.A., Dated 1/30/25, with an interest rate of 3.80% payable to the Fund, collateralized by Par USD 950 Republic of Paraguay, 2.74% due 1/29/2033 and a market value of $788(9)		778	778
JPMorgan Chase Bank, N.A., Dated 1/30/25, with an interest rate of 4.10% payable to the Fund, collateralized by Par USD 865 Dominican Republic Government Bond, 4.88% due 9/23/2032 and a market value of $787(9)		797	797
JPMorgan Chase Bank, N.A., Dated 2/12/25, with an interest rate of 4.00% payable to the Fund, collateralized by Par USD 500 Republic of Ecuador, Zero Coupon due 7/31/2030 and a market value of $241(9)		291	291

	Principal Amount	Value
Morgan Stanley & Co International plc, Dated 1/27/25, with an interest rate of 3.95% payable to the Fund, collateralized by Par USD 2,000 Romania Government Bond, 4.00% due 2/14/2051 and a market value of $1,229(9)	1,339	$1,339
Morgan Stanley & Co International plc, Dated 1/9/25, with an interest rate of 3.85% payable to the Fund, collateralized by Par USD 1,090 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $1,086(9)	1,159	1,159
Morgan Stanley & Co International plc, Dated 10/8/24, with an interest rate of 3.95% payable to the Fund, collateralized by Par USD 500 Republic of Paraguay, 2.74% due 1/29/2033 and a market value of $415(9)	446	446
Morgan Stanley & Co International plc, Dated 10/8/24, with an interest rate of 4.10% payable to the Fund, collateralized by Par USD 400 Dominican Republic Government Bond, 4.88% due 9/23/2032 and a market value of $364(9)	397	397
Morgan Stanley & Co International plc, Dated 10/8/24, with an interest rate of 4.10% payable to the Fund, collateralized by Par USD 400 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $411(9)	447	447
Morgan Stanley & Co International plc, Dated 11/20/24, with an interest rate of 4.20% payable to the Fund, collateralized by Par USD 1,200 Republic of Ecuador, Zero Coupon due 7/31/2030 and a market value of $579(9)	668	668
Morgan Stanley & Co International plc, Dated 12/10/24, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 1,300 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $1,321(9)	1,392	1,392
Morgan Stanley & Co International plc, Dated 2/13/25, with an interest rate of 3.95% payable to the Fund, collateralized by Par USD 600 Romania Government Bond, 4.00% due 2/14/2051 and a market value of $369(9)	397	397
Morgan Stanley & Co International plc, Dated 2/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 800 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $813(9)	865	865
Morgan Stanley & Co International plc, Dated 3/12/25, with an interest rate of 3.95% payable to the Fund, collateralized by Par USD 600 Romania Government Bond, 4.00% due 2/14/2051 and a market value of $369(9)	398	398
Morgan Stanley & Co International plc, Dated 3/4/25, with an interest rate of 3.65% payable to the Fund, collateralized by Par USD 1,720 Republic of El Salvador, 7.65% due 6/15/2035 and a market value of $1,596(9)	1,751	1,751
Morgan Stanley & Co International plc, Dated 3/4/25, with an interest rate of 3.85% payable to the Fund, collateralized by Par USD 600 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $598(9)	643	643
Total Repurchase Agreements (Cost $13,840)		13,840

	Shares Held
INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(10) (Cost $3,116)	3,116	3,116

Total short-term investments (Cost $101,345)		101,612
Total investments - 99.7% (Cost $295,888)		299,344

SECURITIES SOLD SHORT - (6.8)%

COMMON STOCK - (0.5)%

UNITED KINGDOM - (0.5)%
Ashmore Group plc (Proceeds $(1,905))(5)	(881)	(1,697)

Artisan Partners Funds	25

	Principal Amount	Value
CORPORATE BONDS - (1.3)%

CANADA - (0.6)%
Hudbay Minerals, Inc.
6.13%, 4/1/2029(3)	(1,690)	$(1,684)

TANZANIA - (0.7)%
HTA Group Ltd.
7.50%, 6/4/2029(1)	(2,100)	(2,134)

Total corporate bonds (Proceeds $(3,811))		(3,818)
	Shares Held
EXCHANGE TRADED FUND - (2.0)%

Equity Funds - (2.0)%
VanEck Gold Miners ETF (Proceeds $(5,099))	(133)	(6,110)

	Principal Amount
SOVEREIGN GOVERNMENT BONDS - (3.0)%

COSTA RICA - (0.4)%
Republic of Costa Rica
6.55%, 4/3/2034(1)	(1,150)	(1,181)

DOMINICAN REPUBLIC - (0.4)%
Dominican Republic Government Bond
4.88%, 9/23/2032(1)	(1,265)	(1,151)

ECUADOR - (0.3)%
Republic of Ecuador
Zero Coupon, 7/31/2030(1)	(1,700)	(820)

EL SALVADOR - (0.5)%
Republic of El Salvador
7.65%, 6/15/2035(1)	(1,720)	(1,596)

PARAGUAY - (0.4)%
Republic of Paraguay
2.74%, 1/29/2033(1)	(1,450)	(1,203)

ROMANIA - (0.7)%
Romania Government Bond
4.00%, 2/14/2051(1)	(3,200)	(1,967)

SENEGAL - (0.3)%
Republic of Senegal
6.25%, 5/23/2033(1)	(1,335)	(999)
Total Sovereign government bonds (Proceeds $(9,259))		(8,917)

Total securities sold short (Proceeds $(20,074))		(20,542)

Total investments after securities sold short - 92.9% (Cost $275,814)		278,802

REVERSE REPURCHASE AGREEMENT - (0.1)% (Proceeds $(200))		(200)

Other assets less liabilities - 7.2%		21,623

Total net assets - 100.0%#		$300,225

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $117,032 or 39.0% of net assets.
(2)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of March 31, 2025.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	All or a position of the security has been pledge as collateral in connection with outstanding reverse repurchase agreements.
(5)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $8,043, or 2.7% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of March 31, 2025.
(8)	Yield to maturity.
(9)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(10)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,555	0.6%
Consumer Staples	2,431	0.9
Energy	19,252	6.9
Financials	15,923	5.7
Industrials	2,828	1.0
Investment Funds	(2,775)	-1.0
Materials	12,661	4.5
Mutual Funds	627	0.2
Sovereign Government Securities	121,408	43.5
Utilities	3,280	1.2
Short-Term Investments	101,612	36.5
Total investments	$278,802	100.0%

26	Artisan Partners Funds

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL**	41,425	USD	7,121	JPM	4/2/2025	$138
EUR	5,331	HUF	2,137,900	SCB	4/2/2025	24
HUF	2,137,900	EUR	5,304	SCB	4/2/2025	4
PLN	4,200	EUR	1,000	SCB	4/2/2025	3
USD	720	UZS**	9,300,000	ICBCSB	4/2/2025	1
UZS**	9,300,000	USD	702	ICBCSB	4/2/2025	17
COP**	11,897,359	USD	2,829	JPM	4/3/2025	15
EGP**	30,250	USD	598	SG	4/3/2025	— ^
INR**	298,504	USD	3,481	JPM	4/3/2025	11
USD	2,859	COP**	11,897,359	JPM	4/3/2025	15
USD	650	KWD	200	SCB	4/3/2025	2
USD	2,764	PEN**	10,102	JPM	4/3/2025	14
USD	969	TWD**	31,300	JPM	4/9/2025	28
TJS**	6,723	USD	608	ICBCSB	4/11/2025	9
KZT**	650,100	USD	1,220	DB	4/15/2025	66
KZT**	147,000	USD	278	SG	4/15/2025	12
KZT**	115,000	USD	224	SCB	4/15/2025	3
KZT**	225,000	USD	415	ICBCSB	4/16/2025	30
USD	4,676	KWD	1,440	SCB	4/17/2025	5
USD	685	KWD	211	SCB	4/21/2025	— ^
USD	5,149	MXN	103,489	JPM	4/21/2025	106
UZS**	55,500,000	USD	4,188	ICBCSB	4/21/2025	84
KZT**	1,483,410	USD	2,762	DB	4/22/2025	166
TRY	54,181	USD	1,369	SCB	4/25/2025	14
USD	12,897	PEN**	47,082	JPM	4/25/2025	90
USD	5,778	ZAR	105,468	JPM	4/25/2025	36
USD	747	IDR**	12,270,285	JPM	4/30/2025	12
USD	1,071	IDR**	17,449,715	SCB	4/30/2025	25
USD	2,224	IDR**	36,407,986	TDB	4/30/2025	42
BRL**	26,695	USD	4,608	JPM	5/5/2025	41
PLN	22,400	EUR	5,331	SCB	5/5/2025	2
USD	2,435	KWD	750	SCB	5/5/2025	— ^
USD	753	THB	25,320	SCB	5/13/2025	4
USD	1,301	KWD	400	JPM	5/19/2025	3
USD	7,285	KWD	2,241	SCB	5/19/2025	9
KZT**	870,030	USD	1,693	SG	5/20/2025	10
UZS**	4,300,000	USD	320	CITI	5/20/2025	7
UZS**	2,500,000	USD	188	DB	5/20/2025	3
USD	1,337	KWD	405	SCB	6/12/2025	21
UZS**	29,550,000	USD	2,235	JPM	6/12/2025	5
USD	11,981	CNH	86,180	SCB	6/18/2025	57
USD	55,280	EUR	50,366	SCB	6/18/2025	581
USD	4,191	HKD	32,500	SCB	6/20/2025	7
UZS**	12,500,000	USD	945	ICBCSB	6/20/2025	— ^
USD	1,177	KWD	359	SCB	7/8/2025	10
USD	3,054	HKD	23,700	SCB	7/10/2025	2
USD	540	THB	18,100	SCB	7/14/2025	3
GTQ**	8,550	USD	1,081	CITI	9/3/2025	24
USD	895	KWD	270	SCB	9/16/2025	15
USD	3,373	TWD**	110,045	JPM	9/22/2025	21
USD	3,329	TWD**	107,900	JPM	10/14/2025	36
USD	932	KWD	280	SCB	12/16/2025	18
USD	1,191	KWD	359	SCB	12/22/2025	19
UZS**	14,500,000	USD	1,003	JPM	1/7/2026	32
Total unrealized appreciation						1,902
BRL**	670	USD	117	JPM	4/2/2025	(—) ^
EUR	5,347	PLN	22,400	SCB	4/2/2025	(2)
PLN	18,200	EUR	4,370	SCB	4/2/2025	(26)
USD	2,606	BRL**	15,400	JPM	4/2/2025	(93)
KWD	200	USD	649	SCB	4/3/2025	(—) ^
PEN**	47,082	USD	12,906	JPM	4/3/2025	(91)
USD	570	EGP**	30,250	SCB	4/3/2025	(28)
USD	3,451	INR**	298,504	JPM	4/3/2025	(42)
USD	10,058	PEN**	36,979	TDB	4/3/2025	(8)
TRY	511,442	USD	13,602	SCB	4/14/2025	(352)
USD	2,745	TRY	108,000	SCB	4/14/2025	(53)
KZT**	646,700	USD	1,287	CITI	4/15/2025	(8)
KZT**	552,200	USD	1,116	JPM	4/15/2025	(23)

FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KZT**	320,000	USD	634	SCB	4/15/2025	$(1)
KZT**	214,360	USD	425	DB	4/18/2025	(1)
UZS**	9,300,000	USD	715	ICBCSB	4/28/2025	(1)
IDR**	8,020,000	USD	486	JPM	4/30/2025	(5)
TRY	100,664	USD	2,605	SCB	4/30/2025	(53)
USD	589	EGP**	30,250	SG	4/30/2025	(1)
USD	2,818	COP**	11,897,359	JPM	5/2/2025	(15)
USD	872	GEL**	2,500	CITI	5/5/2025	(26)
USD	2,887	GEL**	8,200	ICBCSB	5/5/2025	(61)
EUR	5,285	HUF	2,137,900	SCB	5/6/2025	(3)
USD	1,292	THB	44,400	SCB	5/13/2025	(21)
KZT**	977,666	USD	1,925	ICBCSB	5/14/2025	(8)
USD	1,963	GEL**	5,600	ICBCSB	5/14/2025	(48)
KZT**	212,641	USD	419	DB	5/19/2025	(3)
KZT**	977,666	USD	1,917	MSCS	5/19/2025	(3)
USD	159	EGP**	8,400	SG	5/20/2025	(3)
INR**	48,600	USD	573	JPM	5/27/2025	(6)
USD	3,465	INR**	298,504	JPM	5/27/2025	(12)
USD	1,466	GEL**	4,150	CITI	6/5/2025	(18)
EUR	256	USD	282	SCB	6/18/2025	(3)
USD	2,793	EUR	2,583	SCB	6/18/2025	(11)
USD	2,795	NGN**	4,500,000	JPM	6/23/2025	(42)
TRY	61,894	USD	1,495	SCB	7/8/2025	(45)
USD	1,095	HKD	8,500	SCB	7/10/2025	(—) ^
USD	878	GEL**	2,600	CITI	7/14/2025	(47)
USD	314	THB	10,800	SCB	7/14/2025	(7)
TRY	68,300	USD	1,617	SCB	9/10/2025	(117)
USD	629	GEL**	1,800	ICBCSB	9/29/2025	(4)
TRY	58,253	USD	1,308	SCB	10/9/2025	(64)
TRY	28,000	USD	579	SCB	12/18/2025	(17)
USD	4,154	CNH	30,000	SCB	1/12/2026	(52)
USD	7,202	CNH	51,850	SCB	1/20/2026	(69)
Total unrealized depreciation						(1,493)
Net unrealized appreciation						$409

**	Non-deliverable.

FUTURES CONTRACTS
Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Long Positions Contracts
U.S. Treasury Ultra Bond	13	6/18/2025	USD	$1,300	$1,589	$28
						28
Short Positions Contracts
Euro-Bobl	(65)	6/6/2025	EUR	(6,500)	(8,279)	68
Euro-BTP	(11)	6/6/2025	EUR	(1,100)	(1,398)	23
Euro-Bund	(143)	6/6/2025	EUR	(14,300)	(19,920)	215
Euro-Buxl	(8)	6/6/2025	EUR	(800)	(1,032)	2
Euro-Schatz	(50)	6/6/2025	EUR	(5,000)	(5,783)	6
S&P 500 E-Mini Index	(16)	6/20/2025	USD	(1)	(4,523)	(59)
U.S. Treasury 2 Year Note	(61)	6/30/2025	USD	(12,200)	(12,637)	(57)
U.S. Treasury 5 Year Note	(200)	6/30/2025	USD	(20,000)	(21,631)	(203)
U.S. Treasury 10 Year Note	(139)	6/18/2025	USD	(13,900)	(15,459)	(238)
						(243)
Net unrealized depreciation						$(215)

The Fund has recorded a liability of $9 as of March 31, 2025, related to the current day’s variation margin related to these contracts.

Artisan Partners Funds	27

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of China Ltd.	1.00	Quarterly	6/20/2029	550	(4)	(8)	(12)
Bank of China Ltd.	1.00	Quarterly	12/20/2029	780	(16)	(—)^	(16)
Export-Import Bank of China (The)	1.00	Quarterly	6/20/2029	550	(5)	(7)	(12)
Export-Import Bank of China (The)	1.00	Quarterly	12/20/2029	780	(16)	(1)	(17)
French Republic	0.25	Quarterly	6/20/2034	12,430	301	84	385
French Republic	0.25	Quarterly	12/20/2034	5,620	179	13	192
Hungary	1.00	Quarterly	6/20/2027	965	19	(26)	(7)
Hungary	1.00	Quarterly	6/20/2028	300	6	(7)	(1)
Hungary	1.00	Quarterly	12/20/2028	1,600	20	(21)	(1)
Hungary	1.00	Quarterly	6/20/2029	6,550	30	(15)	15
Hungary	1.00	Quarterly	12/20/2029	1,267	8	1	9
Hungary	1.00	Quarterly	6/20/2030	1,267	18	(4)	14
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2029	6,700	(109)	4	(105)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	1,070	(9)	2	(7)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2033	2,220	(23)	22	(1)
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2033	8,085	(50)	66	16
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2034	19,180	7	131	138
Kingdom of Spain	1.00	Quarterly	6/20/2032	570	(9)	(11)	(20)
Kingdom of Spain	1.00	Quarterly	6/20/2033	1,170	(20)	(19)	(39)
Kingdom of Spain	1.00	Quarterly	12/20/2033	915	(19)	(11)	(30)
Kingdom of Spain	1.00	Quarterly	12/20/2034	4,270	(125)	(8)	(133)
Malaysia	1.00	Quarterly	12/20/2027	500	(4)	(5)	(9)
Malaysia	1.00	Quarterly	6/20/2028	1,290	(18)	(7)	(25)
Markit CDX North American Emerging Markets Index Series 42-V1	1.00	Quarterly	12/20/2029	6,640	150	30	180
Markit CDX North American High Yield Index Series 43-V1	5.00	Quarterly	12/20/2029	5,220	(452)	165	(287)
Penerbangan Malaysia Bhd.	1.00	Quarterly	12/20/2028	650	(14)	1	(13)
Penerbangan Malaysia Bhd.	1.00	Quarterly	12/20/2029	4,415	(106)	11	(95)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	390	17	(16)	1
Republic of Chile	1.00	Quarterly	6/20/2028	750	(4)	(10)	(14)
Republic of Chile	1.00	Quarterly	12/20/2028	4,410	(73)	(15)	(88)
Republic of Chile	1.00	Quarterly	6/20/2032	950	41	(50)	(9)
Republic of Chile	1.00	Quarterly	12/20/2034	2,150	5	4	9
Republic of Colombia	1.00	Quarterly	6/20/2028	100	5	(4)	1
Republic of Indonesia	1.00	Quarterly	12/20/2027	690	2	(9)	(7)
Republic of Indonesia	1.00	Quarterly	6/20/2028	2,050	(13)	(10)	(23)
Republic of Indonesia	1.00	Quarterly	12/20/2028	5,520	(56)	4	(52)
Republic of Indonesia	1.00	Quarterly	12/20/2029	11,800	(131)	72	(59)
Republic of Italy	1.00	Quarterly	6/20/2034	4,815	39	(34)	5
Republic of Italy	1.00	Quarterly	12/20/2034	4,500	9	10	19
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	2,085	30	(57)	(27)
Republic of Kazakhstan	1.00	Quarterly	6/20/2029	325	(1)	(2)	(3)
Republic of Panama	1.00	Quarterly	12/20/2033	5,400	617	102	719
Republic of Peru	1.00	Quarterly	6/20/2028	280	(1)	(3)	(4)
Republic of Peru	1.00	Quarterly	12/20/2028	3,560	(42)	1	(41)
Republic of Peru	1.00	Quarterly	6/20/2032	300	11	(8)	3
Republic of Peru	1.00	Quarterly	12/20/2032	2,210	50	(19)	31
Republic of Peru	1.00	Quarterly	6/20/2034	950	25	1	26
Republic of Poland	1.00	Quarterly	6/20/2027	325	1	(6)	(5)
Republic of Poland	1.00	Quarterly	12/20/2027	160	2	(5)	(3)
Republic of Poland	1.00	Quarterly	6/20/2028	1,110	(8)	(11)	(19)
Republic of Poland	1.00	Quarterly	12/20/2028	1,100	(12)	(5)	(17)
Republic of Poland	1.00	Quarterly	6/20/2029	3,540	(52)	(5)	(57)

28	Artisan Partners Funds

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION (continued)

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Poland	1.00	Quarterly	12/20/2029	1,200	(19)	—^	(19)
Republic of South Africa	1.00	Quarterly	6/20/2028	600	29	(19)	10
Republic of South Africa	1.00	Quarterly	6/20/2029	9,850	417	(76)	341
Republic of South Africa	1.00	Quarterly	12/20/2029	29,070	1,148	196	1,344
Republic of South Africa	1.00	Quarterly	6/20/2032	765	81	(1)	80
Republic of South Africa	1.00	Quarterly	12/20/2032	220	29	(3)	26
Republic of South Africa	1.00	Quarterly	6/20/2033	2,445	349	(37)	312
Republic of South Africa	1.00	Quarterly	12/20/2033	2,235	333	(25)	308
Republic of Turkiye (The)	1.00	Quarterly	6/20/2030	4,600	412	21	433
Republic of Turkiye (The)	1.00	Quarterly	6/20/2034	7,080	1,115	162	1,277
State of Qatar	1.00	Quarterly	6/20/2029	5,900	(118)	(38)	(156)
State of Qatar	1.00	Quarterly	12/20/2032	200	(3)	(3)	(6)
State of Qatar	1.00	Quarterly	6/20/2033	1,500	(27)	(14)	(41)
State of Qatar	1.00	Quarterly	12/20/2034	7,255	(188)	—^	(188)
United Mexican States	1.00	Quarterly	12/20/2027	175	1	(2)	(1)
United Mexican States	1.00	Quarterly	6/20/2028	2,960	5	(15)	(10)
United Mexican States	1.00	Quarterly	12/20/2028	3,195	(15)	17	2
United Mexican States	1.00	Quarterly	6/20/2029	1,700	(4)	11	7
United Mexican States	1.00	Quarterly	6/20/2034	7,650	491	58	549
Total buy protection					4,236	537	4,773

Artisan Partners Funds	29

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payment Made/Received	Termination Date	Credit Spread (bps)	Notional Amount***	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	6/20/2026	66	2,050	7	2	9
Federative Republic of Brazil	1.00	Quarterly	12/20/2026	84	400	1	(—)^	1
Federative Republic of Brazil	1.00	Quarterly	12/20/2034	281	4,680	(599)	(11)	(610)
Republic of Colombia	1.00	Quarterly	6/20/2026	73	2,050	7	(—)^	7
Republic of Colombia	1.00	Quarterly	12/20/2026	99	400	1	(1)	—^
Republic of Colombia	1.00	Quarterly	12/20/2034	337	3,470	(493)	(86)	(579)
Republic of Turkiye (The)	1.00	Quarterly	6/20/2025	129	2,050	—^	(1)	(1)
Total sell protection						(1,076)	(97)	(1,173)

***	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $15,100.

CENTRALLY CLEARED INTEREST RATE SWAPS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month WIBOR semi-annually	4.54 annually	Receive	10/2/2028	PLN 5,100	6	8	14
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 11,400	1	9	10
6 month PRIBOR semi-annually	3.89 annually	Pay	1/14/2035	CZK 59,340	15	12	27
4 week TIIE monthly	9.88 monthly	Pay	12/24/2025	MXN 172,100	—	77	77
6 month BUBOR semi-annually	6.03 annually	Receive	2/20/2033	HUF 160,000	1	22	23
6 month BUBOR semi-annually	6.46 annually	Receive	3/28/2034	HUF 48,000	—	4	4
6 month PRIBOR semi-annually	3.90 annually	Pay	4/10/2034	CZK 13,000	(8)	26	18
1 day MIBOR semi-annually	6.29 semi-annually	Pay	11/4/2029	INR 198,600	21	11	32
1 day MIBOR semi-annually	6.07 semi-annually	Pay	1/30/2027	INR 683,000	(3)	26	23
1 day TONAR annually	0.92 annually	Receive	1/5/2033	JPY 308,800	(19)	57	38
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 45,100	—	6	6
Total positive value					14	258	272
6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN 3,625	(126)	(66)	(192)
6 month WIBOR semi-annually	5.24 annually	Receive	1/14/2035	PLN 2,140	(1)	(15)	(16)
6 month BUBOR semi-annually	7.07 annually	Receive	1/14/2035	HUF 1,721,000	(62)	36	(26)
6 month WIBOR semi-annually	5.11 annually	Receive	3/28/2034	PLN 5,400	(27)	(3)	(30)
6 month BUBOR semi-annually	6.65 annually	Receive	4/10/2034	HUF 41,000	—	(2)	(2)
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN 1,491	(3)	(20)	(23)
6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN 225	—	(8)	(8)
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF 174,000	8	(63)	(55)
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF 38,300	(10)	4	(6)
1 day CDI at termination	14.44 at termination	Pay	1/4/2027	BRL 79,500	—	(95)	(95)
1 day THOR quarterly	1.98 quarterly	Receive	2/3/2030	THB 50,600	(5)	(26)	(31)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB 2,750	—	(7)	(7)
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB 7,450	(1)	(13)	(14)
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB 5,300	—	(14)	(14)
1 day THOR quarterly	2.95 quarterly	Receive	10/2/2028	THB 23,260	—	(36)	(36)
1 day TIIEOIS monthly	8.96 monthly	Receive	12/24/2025	MXN 166,000	(6)	(33)	(39)
1 day THOR quarterly	2.83 quarterly	Receive	8/17/2033	THB 3,600	—	(9)	(9)
Total negative value					(233)	(370)	(603)
Total					(219)	(112)	(331)

The Fund has recorded an asset of $147 as of March 31, 2025, related to the current day’s variation margin associated with all centrally cleared swap contracts.

30	Artisan Partners Funds

OTC CREDIT DEFAULT SWAPS - BUY PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
China Construction Bank Corp/London	1.00	Quarterly	JPM	6/20/2029	550	(4)	(9)	(13)
China Construction Bank Corp/London	1.00	Quarterly	MS	6/20/2029	780	(17)	(1)	(18)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	JPM	6/20/2029	450	(3)	(7)	(10)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2029	890	(18)	(2)	(20)
Total						(42)	(19)	(61)

OTC INTEREST RATE SWAPS

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month KLIBOR quarterly	3.98 quarterly	Receive	GS	8/15/2033	MYR 1,550	1	(11)	(10)
3 month KLIBOR quarterly	3.78 quarterly	Receive	GS	3/14/2033	MYR 2,210	6	(13)	(7)
3 month KLIBOR quarterly	3.60 quarterly	Receive	JPM	11/1/2029	MYR 9,700	(4)	(7)	(11)
3 month KLIBOR quarterly	3.76 quarterly	Receive	JPM	2/13/2035	MYR 350	—	(1)	(1)
3 month KLIBOR quarterly	3.76 quarterly	Receive	JPM	2/13/2035	MYR 3,400	—	(7)	(7)
Total						3	(39)	(36)

REVERSE REPURCHASE AGREEMENT

Values in thousands

Counterparty	Interest Rate	Trade Date	Maturity Date	Face value ($)	Face Value Including Accrued Interest ($)	Type of Non Cash Underlying Collateral	Remaining Contractual Maturity of Agreement
Morgan Stanley & Co International plc	(3.50)%	9/23/2024	Open*	(200)	(200)	Frigorifico Concepcion SA	Up to 25 Years*

*	Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	31

ARTISAN GLOBAL VALUE FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 93.6%

BELGIUM - 0.9%
Groupe Bruxelles Lambert NV(1)	312	$23,297

CHINA - 1.9%
Alibaba Group Holding Ltd.(1)	2,822	46,787

FRANCE - 7.0%
Danone SA(1)	1,455	111,525
Sodexo SA(1)	417	26,793
TotalEnergies SE(1)	599	38,726
		177,044
GERMANY - 5.4%
Daimler Truck Holding AG(1)	622	24,991
Heidelberg Materials AG(1)	658	112,536
		137,527
IRELAND - 0.8%
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)*	953	19,130

NETHERLANDS - 6.8%
Heineken NV(1)	582	47,555
Koninklijke Philips NV(1)*	3,372	85,671
Universal Music Group NV(1)	1,412	38,904
		172,130
SOUTH KOREA - 3.3%
Samsung Electronics Co. Ltd.(1)	2,135	84,558

SWITZERLAND - 4.8%
Cie Financiere Richemont SA(1)	341	59,536
UBS Group AG(1)	2,046	62,692
		122,228
UNITED KINGDOM - 10.7%
BAE Systems plc(1)	2,931	59,306
Compass Group plc(1)	2,788	92,043
Diageo plc(1)	1,095	28,568
Lloyds Banking Group plc(1)	52,215	48,851
Reckitt Benckiser Group plc(1)	604	40,835
		269,603
UNITED STATES - 52.0%
Alphabet, Inc., Class A	621	95,958
American Express Co.	369	99,396
Aon plc, Class A	95	37,882
Bank of New York Mellon Corp. (The)	1,292	108,322
Berkshire Hathaway, Inc., Class B*	202	107,470
Charles Schwab Corp. (The)	1,470	115,056
Citigroup, Inc.	948	67,265
Elevance Health, Inc.	277	120,335
Henry Schein, Inc.*	508	34,788
Lam Research Corp.	415	30,181
Marsh & McLennan Cos., Inc.	281	68,569
Meta Platforms, Inc., Class A	160	92,487
Novartis AG(1)	916	101,899
PayPal Holdings, Inc.*	426	27,824
Progressive Corp. (The)	321	90,779
Shell plc(1)	2,414	87,851
Southwest Airlines Co.	874	29,354
		1,315,416
Total common stocks and equity-linked security
(Cost $1,420,586)		2,367,720
	Shares Held	Value
SHORT-TERM INVESTMENT - 5.2%

INVESTMENT COMPANY - 5.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(4) (Cost $131,722)	131,722	$131,722

Total investments - 98.8% (Cost $1,552,308)		2,499,442

Other assets less liabilities - 1.2%		29,111

Total net assets - 100.0%#		$2,528,553

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,242,054, or 49.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

				Percentage of
Security	Acquisition Date	Cost	Value	Total Net Assets
Ryanair Holdings plc, Equity-Linked Security	7/3/2024 - 8/13/2024	$16,871	$19,130	0.8%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$227,349	9.1%
Consumer Discretionary	225,159	9.0
Consumer Staples	228,483	9.1
Energy	126,577	5.1
Financials	857,403	34.4
Health Care	342,693	13.7
Industrials	132,781	5.3
Information Technology	114,739	4.6
Materials	112,536	4.5
Short-Term Investment	131,722	5.2
Total investments	$2,499,442	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	189,217	USD	26,420	JPM	12/17/2025	$69
USD	15,610	CNH	111,337	JPM	12/17/2025	24
Total unrealized appreciation						93
CNH	135,436	USD	19,011	JPM	12/17/2025	(51)
USD	75,945	CNH	546,210	JPM	12/17/2025	(520)
Total unrealized depreciation						(571)
Net unrealized depreciation						$(478)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

32	Artisan Partners Funds

ARTISAN HIGH INCOME FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

		Principal
		Amount	Value
CORPORATE BONDS - 71.4%

AEROSPACE & DEFENSE - 0.2%
TransDigm, Inc.
6.63%, 3/1/2032(1)		16,145	$16,351
BROADLINE RETAIL - 1.7%
Nordstrom, Inc.
4.00%, 3/15/2027		14,636	14,107
4.25%, 8/1/2031		21,278	18,280
4.38%, 4/1/2030		56,341	50,399
5.00%, 1/15/2044		98,226	72,285
			155,071
BUILDING PRODUCTS - 1.0%
Quikrete Holdings, Inc.
6.38%, 3/1/2032(1)		58,446	58,817
6.75%, 3/1/2033(1)		32,340	32,193
			91,010
CAPITAL MARKETS - 0.2%
Jane Street Group
6.13%, 11/1/2032(1)		15,593	15,343

CHEMICALS - 1.7%
Methanex Corp.
5.13%, 10/15/2027(2)		28,114	27,564
5.25%, 12/15/2029(2)		91,452	87,833
5.65%, 12/1/2044(2)		4,854	3,990
SK Invictus Intermediate II SARL
5.00%, 10/30/2029(1)		35,487	33,284
			152,671
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Veritiv Operating Co.
10.50%, 11/30/2030(1)		29,753	31,503

CONSTRUCTION & ENGINEERING - 0.3%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028(1)		32,372	28,487

CONSUMER FINANCE - 0.1%
OneMain Finance Corp.
7.88%, 3/15/2030		8,312	8,615

CONTAINERS & PACKAGING - 1.8%
Ardagh Metal Packaging Finance USA LLC
3.00%, 9/1/2029	EUR	8,242	7,459
3.25%, 9/1/2028(1)		41,534	37,226
4.00%, 9/1/2029(1)		60,304	51,350
6.00%, 6/15/2027(1)		6,023	5,939
Canpack SA
3.88%, 11/15/2029(1)(2)		3,536	3,208
Iris Holding, Inc.
10.00%, 12/15/2028(1)		42,881	38,233
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(1)		26,608	26,874
			170,289
DISTRIBUTORS - 0.8%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029(1)		4,150	3,806
Gates Corp.
6.88%, 7/1/2029(1)		28,074	28,560
	Principal
	Amount	Value
DISTRIBUTORS (continued)
Windsor Holdings III LLC
8.50%, 6/15/2030(1)	43,264	$44,643
		77,009
DIVERSIFIED CONSUMER SERVICES - 0.4%
Wand NewCo 3, Inc.
7.63%, 1/30/2032(1)	32,851	33,618

DIVERSIFIED REITS - 0.8%
Global Net Lease, Inc.
3.75%, 12/15/2027(1)	53,117	49,993
Necessity Retail REIT, Inc. (The)
4.50%, 9/30/2028(1)	31,343	29,544
		79,537
DIVERSIFIED TELECOMMUNICATION SERVICES - 8.4%
Altice France SA
5.13%, 1/15/2029(1)(2)	4,830	3,795
5.13%, 7/15/2029(1)(2)	46,069	36,087
5.50%, 10/15/2029(1)(2)	110,981	87,936
CCO Holdings LLC
4.25%, 2/1/2031(1)	95,593	84,708
4.25%, 1/15/2034(1)	24,208	19,911
4.50%, 8/15/2030(1)	108,069	98,376
4.50%, 5/1/2032	94,019	81,614
4.75%, 3/1/2030(1)	39,605	36,731
5.00%, 2/1/2028(1)	18,210	17,672
5.13%, 5/1/2027(1)	26,053	25,661
6.38%, 9/1/2029(1)	19,741	19,682
Virgin Media Finance plc
5.00%, 7/15/2030(1)(2)	147,527	126,474
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)	25,800	22,694
5.50%, 5/15/2029(1)(2)	27,393	25,945
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(1)	51,798	47,179
6.13%, 3/1/2028(1)	53,801	44,749
		779,214
ELECTRICAL EQUIPMENT - 1.2%
Regal Rexnord Corp.
6.05%, 2/15/2026	1,768	1,781
6.05%, 4/15/2028	3,998	4,102
6.30%, 2/15/2030	52,835	54,950
6.40%, 4/15/2033	46,270	48,030
		108,863
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Insight Enterprises, Inc.
6.63%, 5/15/2032(1)	7,247	7,304
FINANCIAL SERVICES - 1.1%
Block, Inc.
3.50%, 6/1/2031	7,513	6,605
6.50%, 5/15/2032(1)	49,364	49,862
Shift4 Payments LLC
6.75%, 8/15/2032(1)	19,548	19,703
WEX, Inc.
6.50%, 3/15/2033(1)	31,235	30,893
		107,063

Artisan Partners Funds	33

	Principal Amount	Value
FOOD PRODUCTS - 0.2%
Chobani Holdco II LLC
8.75% Cash, 9.50% PIK, 10/1/2029(1)	15,318	$15,999

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Medline Borrower LP
3.88%, 4/1/2029(1)	175,967	164,482
5.25%, 10/1/2029(1)	59,998	57,573
6.25%, 4/1/2029(1)	30,184	30,568
		252,623
HEALTH CARE PROVIDERS & SERVICES - 0.2%
HCA, Inc.
3.50%, 9/1/2030	14,382	13,337
Surgery Center Holdings, Inc.
7.25%, 4/15/2032(1)	6,505	6,433
		19,770
HOTEL & RESORT REITS - 0.6%
XHR LP
4.88%, 6/1/2029(1)	56,701	53,112
6.63%, 5/15/2030(1)	5,449	5,349
		58,461
HOTELS, RESTAURANTS & LEISURE - 14.1%
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029(1)(2)	4,660	4,816
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	12,863
5.75%, 3/1/2027(1)	120,587	120,663
6.00%, 5/1/2029(1)	147,473	146,440
6.13%, 2/15/2033(1)	80,848	79,670
7.63%, 3/1/2026(1)	7,882	7,884
Churchill Downs, Inc.
4.75%, 1/15/2028(1)	18,039	17,525
5.75%, 4/1/2030(1)	8,334	8,152
Flutter Treasury DAC
6.38%, 4/29/2029(1)(2)	16,286	16,593
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/2028(1)	21,875	22,291
Lindblad Expeditions LLC
6.75%, 2/15/2027(1)	39,985	39,751
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(1)(2)	39,437	37,250
MGM Resorts International
4.63%, 9/1/2026	4,758	4,703
4.75%, 10/15/2028	40,099	38,612
5.50%, 4/15/2027	2,484	2,463
Motion Bondco DAC
6.63%, 11/15/2027(1)(2)	42,716	40,805
NCL Corp. Ltd.
5.88%, 3/15/2026(1)	8,377	8,359
5.88%, 2/15/2027(1)	6,824	6,815
6.75%, 2/1/2032(1)	44,884	44,337
7.75%, 2/15/2029(1)	72,482	75,542
8.13%, 1/15/2029(1)	16,983	17,863
NCL Finance Ltd.
6.13%, 3/15/2028(1)	135,465	135,032
Rivers Enterprise Borrower LLC
6.63%, 2/1/2033(1)	9,123	8,970
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)	19,431	19,132
5.38%, 7/15/2027(1)	8,553	8,520
5.50%, 8/31/2026(1)	26,365	26,365
5.50%, 4/1/2028(1)	49,465	49,261
6.00%, 2/1/2033(1)	12,378	12,370
6.25%, 3/15/2032(1)	13,336	13,456
	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE (continued)
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(1)	43,790	$41,483
Station Casinos LLC
4.63%, 12/1/2031(1)	29,589	26,586
TKC Holdings, Inc.
6.88%, 5/15/2028(1)	74,486	74,004
10.50%, 5/15/2029(1)	104,597	104,197
Vail Resorts, Inc.
6.50%, 5/15/2032(1)	39,627	40,066
		1,312,839
HOUSEHOLD DURABLES - 0.2%
Somnigroup International, Inc.
3.88%, 10/15/2031(1)	19,694	17,291
INSURANCE - 13.5%
Acrisure LLC
4.25%, 2/15/2029(1)	20,011	18,724
6.00%, 8/1/2029(1)	100,689	96,480
7.50%, 11/6/2030(1)	37,584	38,236
8.25%, 2/1/2029(1)	50,006	51,377
8.50%, 6/15/2029(1)	35,984	37,485
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)	11,678	11,270
5.88%, 11/1/2029(1)	54,415	52,594
6.50%, 10/1/2031(1)	54,287	53,293
6.75%, 10/15/2027(1)	79,202	78,887
7.00%, 1/15/2031(1)	16,488	16,538
7.38%, 10/1/2032(1)	13,184	13,242
AmWINS Group, Inc.
4.88%, 6/30/2029(1)	7,360	6,938
6.38%, 2/15/2029(1)	11,301	11,387
Ardonagh Finco Ltd.
7.75%, 2/15/2031(1)(2)	109,160	111,196
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(1)(2)	280,218	285,267
AssuredPartners, Inc.
5.63%, 1/15/2029(1)	1,469	1,466
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031(1)	61,130	61,946
BroadStreet Partners, Inc.
5.88%, 4/15/2029(1)	65,204	62,658
HUB International Ltd.
7.25%, 6/15/2030(1)	54,194	55,820
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(1)(2)	82,197	86,350
10.50%, 12/15/2030(1)(2)	60,806	65,111
Ryan Specialty LLC
4.38%, 2/1/2030(1)	7,638	7,267
5.88%, 8/1/2032(1)	27,358	27,021
		1,250,553
IT SERVICES - 1.7%
Arches Buyer, Inc.
4.25%, 6/1/2028(1)	177,404	161,493
MACHINERY - 2.2%
Calderys Financing II LLC
11.75% Cash, 12.50% PIK, 6/1/2028(1)	32,672	32,428
Calderys Financing LLC
11.25%, 6/1/2028(1)(2)	38,672	40,729
Chart Industries, Inc.
7.50%, 1/1/2030(1)	18,527	19,215
9.50%, 1/1/2031(1)	12,093	12,910
Werner FinCo. LP
8.75% Cash, 5.75% PIK, 10/15/2028(1)	50,444	50,352

34	Artisan Partners Funds

	Principal Amount	Value
MACHINERY (continued)
Werner FinCo. LP (continued)
11.50%, 6/15/2028(1)	55,221	$59,918
		215,552
MEDIA - 3.1%
CSC Holdings LLC
3.38%, 2/15/2031(1)	2,366	1,693
4.13%, 12/1/2030(1)	3,919	2,838
4.50%, 11/15/2031(1)	16,836	12,208
4.63%, 12/1/2030(1)	103,809	50,517
5.38%, 2/1/2028(1)	8,953	7,636
5.50%, 4/15/2027(1)	12,343	11,427
6.50%, 2/1/2029(1)	21,242	17,578
7.50%, 4/1/2028(1)	57,856	40,912
11.25%, 5/15/2028(1)	16,145	15,608
11.75%, 1/31/2029(1)	11,465	11,119
DISH Network Corp.
11.75%, 11/15/2027(1)	33,558	35,339
Sinclair Television Group, Inc.
5.13%, 2/15/2027(1)	27,097	25,539
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(1)(2)	22,722	21,476
Ziggo Bond Co. BV
5.13%, 2/28/2030(1)(2)	18,989	16,546
Ziggo BV
4.88%, 1/15/2030(1)(2)	24,246	22,210
		292,646
METALS & MINING - 1.2%
Commercial Metals Co.
3.88%, 2/15/2031	3,702	3,308
4.13%, 1/15/2030	12,069	11,281
Compass Minerals International, Inc.
6.75%, 12/1/2027(1)	94,942	91,137
		105,726
OIL, GAS & CONSUMABLE FUELS - 1.7%
Comstock Resources, Inc.
6.75%, 3/1/2029(1)	24,628	23,933
CrownRock LP
5.00%, 5/1/2029(1)	29,058	29,507
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032(1)	7,783	7,769
MEG Energy Corp.
5.88%, 2/1/2029(1)(2)	66,098	64,998
Strathcona Resources Ltd.
6.88%, 8/1/2026(1)(2)	28,417	28,352
		154,559
PAPER & FOREST PRODUCTS - 0.3%
Ahlstrom Holding 3 Oy
4.88%, 2/4/2028(1)(2)	33,404	31,469
PASSENGER AIRLINES - 3.4%
VistaJet Malta Finance plc
6.38%, 2/1/2030(1)(2)(3)	270,561	237,020
7.88%, 5/1/2027(1)(2)	57,489	56,455
9.50%, 6/1/2028(1)(2)	19,631	19,429
		312,904
PERSONAL CARE PRODUCTS - 1.1%
BellRing Brands, Inc.
7.00%, 3/15/2030(1)	77,724	80,307
Prestige Brands, Inc.
3.75%, 4/1/2031(1)	22,886	20,526
		100,833
	Principal Amount	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(1)	36,031	$29,457
SOFTWARE - 0.9%
Castle US Holding Corp.
9.50%, 2/15/2028(1)	25,953	11,512
SS&C Technologies, Inc.
6.50%, 6/1/2032(1)	20,066	20,283
UKG, Inc.
6.88%, 2/1/2031(1)	58,599	59,445
		91,240
SPECIALIZED REITS - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	1,991
5.25%, 7/15/2030(1)	16,752	16,062
		18,053
SPECIALTY RETAIL - 2.0%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029(1)	27,360	25,639
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)	9,413	9,544
6.75%, 7/1/2036	10,753	10,717
6.88%, 11/1/2035	26,806	27,154
Cougar JV Subsidiary LLC
8.00%, 5/15/2032(1)	20,809	21,448
Evergreen Acqco 1 LP
9.75%, 4/26/2028(1)	13,564	14,111
Gap, Inc. (The)
3.63%, 10/1/2029(1)	38,970	35,153
3.88%, 10/1/2031(1)	26,947	23,244
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(1)	19,384	17,904
		184,914
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
S&S Holdings LLC
8.38%, 10/1/2031(1)	23,096	21,819
TRADING COMPANIES & DISTRIBUTORS - 0.3%
United Rentals North America, Inc.
6.00%, 12/15/2029(1)	23,069	23,443
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)(4)	89,835	26,272
10.50%, 5/15/2027(1)(2)(4)	25,971	7,594
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(1)(2)	42,712	36,845
7.75%, 4/15/2032(1)(2)	32,524	32,602
		103,313

Total corporate bonds (Cost $6,795,818)		6,636,905

BANK LOANS - 21.3%

AUTOMOBILE COMPONENTS - 1.4%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.44%, 1/31/2028(5)	85,622	83,722
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.30%, 12/3/2029(5)	48,107	48,227
		131,949
BUILDING PRODUCTS - 0.3%
Eco Material Technologies, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.47%, 2/12/2032(5)	23,912	23,808

Artisan Partners Funds	35

	Principal Amount	Value
CAPITAL MARKETS - 0.5%
CPI Holdco B LLC First Lien Term Loan
(SOFR + 2.25%), 6.57%, 5/19/2031(5)	23,225	$23,036
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.07%, 10/16/2031(5)	15,495	15,476
		38,512
COMMERCIAL SERVICES - 0.3%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.67%, 12/21/2028(5)	28,324	28,059

COMMUNICATIONS EQUIPMENT - 0.9%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.21%, 11/30/2029(5)	25,568	25,258
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.57%, 12/24/2030(5)	51,167	51,055
		76,313
CONTAINERS & PACKAGING - 1.4%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.14%, 6/28/2028(5)	139,532	131,611

DISTRIBUTORS - 0.4%
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 8.30%, 11/30/2030(5)	39,465	39,202
DIVERSIFIED CONSUMER SERVICES - 0.5%
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.82%, 1/30/2031(5)	49,702	48,906

FOOD PRODUCTS - 1.7%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 9.32%, 11/5/2031(5)	136,185	130,313
Hearthside Food Holding LLC First Lien Term Loan
(SOFR + 6.50%), 10.80%, 3/31/2032(5)	31,635	31,003
		161,316
FOOD SERVICE - 1.0%
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.32%, 5/15/2028(5)	70,550	69,727
TKC Midco 1 LLC First Lien Term Loan
13.50% Cash, 13.50% PIK, 2/16/2027	24,642	22,794
		92,521
GROUND TRANSPORTATION - 0.2%
Vortex Opco LLC First Lien Term Loan
(SOFR + 6.25%), 10.55%, 4/30/2030(5)	15,607	15,958

HEALTH CARE PROVIDERS & SERVICES - 0.3%
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.07%, 12/19/2030(5)	23,500	23,453

HOTELS, RESTAURANTS & LEISURE - 0.4%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.06%, 9/30/2030(5)	40,710	37,413

INSURANCE - 0.7%
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 7.03%, 2/18/2031(2)(5)	11,690	11,529
AssuredPartners, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.82%, 2/14/2031(5)	3,065	3,067
Goosehead Insurance Holdings LLC First Lien Term Loan
(SOFR + 3.50%), 7.82%, 1/8/2032(5)	9,493	9,505
OneDigital Borrower LLC Second Lien Term Loan
(SOFR + 5.25%), 9.57%, 7/2/2032(5)	17,961	17,916
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 9.05%, 5/6/2032(5)	25,439	25,614
		67,631
	Principal Amount	Value
INTERACTIVE MEDIA & SERVICES - 3.0%
X Corp. First Lien Term Loan B1
(SOFR + 6.50%), 10.98%, 10/26/2029(5)	34,664	$34,437
X Corp. First Lien Term Loan B3
9.50%, 2/14/2030	238,117	244,113
		278,550
INVESTMENT COMPANIES - 1.4%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.82%, 7/31/2031(5)	61,595	61,197
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 10.67%, 11/1/2029(5)	62,871	62,455
		123,652
IT SERVICES - 0.5%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.67%, 12/6/2027(5)	51,934	50,774

LEISURE PRODUCTS - 1.9%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.05%, 6/30/2031(5)	12,214	12,165
Bulldog Purchaser, Inc. Second Lien Term Loan
(SOFR + 6.75%), 11.08%, 6/28/2032(5)	9,545	9,485
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.30%, 9/29/2031(5)	157,246	147,025
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 8.59%, 6/1/2028(5)	15,025	13,589
		182,264
PASSENGER AIRLINES - 0.8%
Vista Management Holding, Inc. First Lien Term Loan B
(SOFR + 4.00%), 8.13%, 3/26/2031(5)	77,077	76,499

RETAIL - CONSUMER STAPLES - 0.0%^
Arthur US Finco, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.58%, 12/14/2029(5)	8	7

SOFTWARE - 3.2%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.75%), 7.08%, 2/24/2031(5)	44,408	44,368
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.83%, 2/23/2032(5)	19,044	19,435
Castle US Holding Corp. First Lien Term Loan
(SOFR + 3.75%), 8.32%, 1/29/2027(5)	4,792	2,931
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.56%, 2/10/2028(5)	7,701	7,176
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 12.06%, 2/12/2029(5)	28,018	23,045
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 9.07%, 11/15/2032(5)	7,727	7,830
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 9.21%, 7/27/2027(5)	21,365	12,672
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 8.32%, 4/5/2030(5)	60,893	59,668
Reorg Mobileum Acquisitionco LLC First Lien Term Loan A
5.32% Cash, 5.00% PIK, 9/11/2029	7,905	7,232
Rithum Holdings, Inc. Second Lien Term Loan
(SOFR + 7.00%), 11.46%, 12/29/2028(5)	10,610	9,836
UKG, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.30%, 2/10/2031(5)	104,949	104,671
		298,864
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.55%, 12/1/2027(5)	23,959	16,891
Ivanti Software, Inc. First Lien Term Loan B1
(SOFR + 4.25%), 8.82%, 12/1/2027(5)	4,674	3,336

36	Artisan Partners Funds

	Principal Amount	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (continued)
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 11.82%, 12/1/2028(5)	6,435	$2,574
		22,801
TRADING COMPANIES & DISTRIBUTORS - 0.0%^
Foundation Building Materials, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.80%, 1/31/2028(5)	1,529	1,447

TRANSPORTATION - 0.2%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 12.30%, 8/20/2029(5)	1,712	1,677
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.30%, 8/20/2029(5)	7,624	7,471
12.32% Cash, 5.00% PIK, 8/20/2029	24,904	9,837
		18,985

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
CCI Buyer, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.33%, 12/17/2027(5)	11,418	11,414

Total bank loans (Cost $2,024,696)		1,981,909

	Shares Held
COMMON STOCKS - 0.4%
MACHINERY - 0.1%
Utex Equity(4)	364	12,314
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
MP Topco Holdings LLC*	2,032	24,381
SOFTWARE - 0.0%^
Matrix Exit Equity*	355	3,549
TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc.*	47	95

Total common stocks (Cost $37,051)		40,339

PREFERRED STOCK - 0.0%^

TRANSPORTATION - 0.0%^
Sirva Worldwide Preferred Stock (Cost $1,216)*	11	2,446

	No. of Warrants‡
WARRANTS - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10.00 (Cost $—)(4)(6)(7)*	71	—

	Shares Held
SHORT-TERM INVESTMENT - 6.8%

INVESTMENT COMPANY - 6.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(8)(9) (Cost $634,922)	634,922	634,922

Total investments - 99.9% (Cost $9,493,703)		9,296,521

Other assets less liabilities - 0.1%		7,277

Total net assets - 100.0%#		$9,303,798
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States.

Trading
Security	Country	Currency
Ahlstrom Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029	Czech Republic	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031	United Kingdom	USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032	United Kingdom	USD
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 7.03%, 2/18/2031	United Kingdom	USD
Calderys Financing LLC, 11.25%, 6/1/2028	France	USD
Canpack SA, 3.88%, 11/15/2029	Poland	USD
Flutter Treasury DAC, 6.38%, 4/29/2029	Ireland	USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031	United Kingdom	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Vmed O2 UK Financing I plc, 7.75%, 4/15/2032	United Kingdom	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030	Netherlands	USD

(3)	All or a portion of security is on loan at March 31, 2025.
(4)	Defaulted securities and/or issuers.
(5)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of March 31, 2025.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(8)	Security is partially used as collateral for securities lending. At March 31, 2025, the Fund had loaned securities with a total value of $45,290. This was collateralized by cash of $46,352 which was subsequently invested in an investment company.
(9)	Represents the current yield as of March 31, 2025.

UNFUNDED LOAN COMMITMENTS

Values in thousands

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $976 or less than 0.1% of the total net assets as of March 31, 2025, which could be drawn at the option of the borrower:

	Unfunded		Unrealized
	Commitment	Unfunded	Appreciation
Borrower	Amount	Value	(Depreciation)
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan	$976	$975	$(–)^
	$976	$975	$(–)^

Artisan Partners Funds	37

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,465,137	15.7%
Consumer Discretionary	2,242,295	24.1
Consumer Staples	370,676	4.0
Energy	154,559	1.7
Financials	1,611,369	17.3
Health Care	295,846	3.2
Industrials	1,007,724	10.8
Information Technology	712,338	7.7
Materials	591,766	6.4
Real Estate	209,889	2.3
Short-Term Investment	634,922	6.8
Total investments	$9,296,521	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	7,502	EUR	7,290	BOA	4/10/2025	$(384)
Total unrealized depreciation						(384)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.0%

BELGIUM - 4.1%
Anheuser-Busch InBev SA/NV, ADR(1)	503	$30,949
Anheuser-Busch InBev SA/NV(2)	1,031	63,460
UCB SA(2)	639	112,686
		207,095
BRAZIL - 1.1%
MercadoLibre, Inc.*	29	56,417

CANADA - 0.2%
Enbridge, Inc.	262	11,609

CHINA - 9.5%
Alibaba Group Holding Ltd., ADR	1,192	157,566
Alibaba Group Holding Ltd.(2)	598	9,915
Meituan, Class B(2)(3)*	3,104	62,753
Tencent Holdings Ltd.(2)	912	58,099
Tencent Holdings Ltd., ADR	930	59,398
Tencent Music Entertainment Group, ADR	5,434	78,306
Wuliangye Yibin Co. Ltd., Class A(2)	2,743	49,749
		475,786
DENMARK - 3.6%
Danske Bank A/S(2)	3,143	103,057
NKT A/S(2)*	501	34,214
Novonesis (Novozymes) B, Class B(2)	768	44,745
		182,016
FRANCE - 13.0%
Accor SA(2)	1,219	55,666
Air Liquide SA(2)	767	146,000
AXA SA(2)	1,833	78,240
BNP Paribas SA(2)	1,819	151,527
Bureau Veritas SA(2)	585	17,693
Cie de Saint-Gobain SA(2)	606	60,195
Danone SA(2)	586	44,905
Safran SA(2)	370	97,600
		651,826
GERMANY - 9.2%
Allianz SE(2)	289	110,100
Deutsche Boerse AG(2)	453	133,559
Deutsche Telekom AG(2)	3,219	119,202
Vonovia SE(2)	3,632	97,976
		460,837
GREECE - 0.8%
Piraeus Financial Holdings SA(2)	7,524	41,427

HONG KONG - 1.4%
AIA Group Ltd.(2)	9,579	72,413

IRELAND - 1.8%
Ryanair Holdings plc, Equity-Linked Security(2)(4)(5)*	4,447	89,296

ITALY - 3.7%
BFF Bank SpA(2)(3)	6,096	50,322
Mediobanca Banca di Credito Finanziario SpA(2)	4,149	77,913
Wizz Air Holdings plc(2)(3)*	3,100	59,929
		188,164
JAPAN - 7.2%
Coca-Cola Bottlers Japan Holdings, Inc.(2)	1,934	31,501
Japan Post Bank Co. Ltd.(2)	5,573	56,283
Mitsubishi Heavy Industries Ltd.(2)	3,393	57,981
Mitsubishi UFJ Financial Group, Inc.(2)	4,940	66,715
	Shares Held	Value
JAPAN (continued)
Nippon Sanso Holdings Corp.(2)	1,558	$47,086
Resona Holdings, Inc.(2)	4,666	40,389
Sumitomo Mitsui Financial Group, Inc.(2)	1,435	36,625
Tokyo Gas Co. Ltd.(2)	802	25,507
		362,087
MEXICO - 1.3%
Cemex SAB de CV, ADR	4,688	26,301
Wal-Mart de Mexico SAB de CV	13,136	36,313
		62,614
NETHERLANDS - 2.5%
Argenx SE(2)*	93	54,693
Argenx SE, ADR*	120	71,197
		125,890
PORTUGAL - 0.1%
Jeronimo Martins SGPS SA(2)	246	5,219

RUSSIA - 0.0%
Sberbank of Russia PJSC(2)(6)(7)	38,445	—

SINGAPORE - 0.3%
Singapore Technologies Engineering Ltd.(2)	2,961	14,901

SOUTH KOREA - 4.6%
Hanwha Aerospace Co. Ltd.(2)	277	118,082
LIG Nex1 Co. Ltd.(2)	674	114,189
		232,271
SPAIN - 1.8%
Aena SME SA(2)(3)	384	90,005

SWITZERLAND - 7.4%
Medacta Group SA(2)(3)	300	43,153
SGS SA(1)(2)	862	85,612
Straumann Holding AG(2)	58	6,980
UBS Group AG(2)	7,742	237,225
		372,970
UNITED KINGDOM - 17.8%
3i Group plc(2)	925	43,343
Babcock International Group plc(2)	3,043	28,410
British American Tobacco plc(2)	2,776	114,434
Flutter Entertainment plc (LSE)(2)*	37	8,243
London Stock Exchange Group plc(2)	417	61,807
Melrose Industries plc(2)	18,423	113,541
National Grid plc(2)	18,963	247,053
Reckitt Benckiser Group plc(2)	1,117	75,464
RELX plc(2)	2,159	108,472
SSE plc(2)	2,962	60,952
Tesco plc(2)	7,251	31,150
		892,869
UNITED STATES - 4.6%
Aon plc, Class A	374	149,121
Swiss Re AG(2)	490	83,219
		232,340
Total common stocks and equity-linked security
(Cost $4,086,924)		4,828,052

Artisan Partners Funds	39

	Shares Held	Value
SHORT-TERM INVESTMENT - 3.5%
2
INVESTMENT COMPANY - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(8)(9) (Cost $175,970)	175,970	$175,970

Total investments - 99.5% (Cost $4,262,894)		5,004,022

Other assets less liabilities - 0.5%		25,732

Total net assets - 100.0%#		$5,029,754

(1)	All or a portion of security is on loan at March 31, 2025.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,150,875, or 82.5% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $306,162 or 6.1% of net assets.
(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc, Equity-Linked Security	11/14/2013 - 10/22/2024	$68,992	$89,296	1.8%

(5)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sberbank of Russia PJSC	9/16/2021 - 2/11/2022	$159,810	$—	0.0%

(8)	Security is partially used as collateral for securities lending. At March 31, 2025, the Fund had loaned securities with a total value of $34,385. This was collateralized by cash of $35,907 which was subsequently invested in an investment company.
(9)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$315,005	6.3%
Consumer Discretionary	350,560	7.0
Consumer Staples	483,144	9.7
Energy	11,609	0.2
Financials	1,593,285	31.7
Health Care	288,709	5.8
Industrials	1,090,120	21.8
Materials	264,132	5.3
Real Estate	97,976	2.0
Utilities	333,512	6.7
Short-Term Investment	175,970	3.5
Total investments	$5,004,022	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

40	Artisan Partners Funds

ARTISAN INTERNATIONAL EXPLORER FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 84.0%

ARGENTINA - 2.9%
Despegar.com Corp.*	410	$7,702

AUSTRALIA - 3.2%
Steadfast Group Ltd.(1)	2,319	8,426

BRAZIL - 1.2%
Pluxee NV(1)	158	3,218

CANADA - 2.3%
Knight Therapeutics, Inc.*	847	3,620
Real Matters, Inc.*	608	2,465
		6,085
FRANCE - 5.8%
Alten SA(1)	156	15,287

GERMANY - 0.8%
Hensoldt AG(1)	30	2,032

INDIA - 0.8%
Care Ratings Ltd.(1)	164	2,112

INDONESIA - 1.8%
Mitra Adiperkasa Tbk. PT(1)	57,227	4,654

IRELAND - 9.7%
Glenveagh Properties plc(1)(2)*	15,467	25,385

ITALY - 0.9%
Sesa SpA(1)	32	2,357

JAPAN - 13.9%
Kansai Paint Co. Ltd.(1)	678	9,691
Sato Holdings Corp.(1)	657	9,293
Zuken, Inc.(1)	556	17,645
		36,629
NORWAY - 1.2%
Spir Group ASA(1)*	3,782	3,210

SOUTH AFRICA - 1.1%
Famous Brands Ltd.(1)	950	3,007

SOUTH KOREA - 2.0%
Vitzrocell Co. Ltd.(1)	329	5,302

SWITZERLAND - 3.7%
Medmix AG(1)(2)	328	3,881
u-blox Holding AG(1)*	66	5,745
		9,626
UNITED KINGDOM - 22.7%
Allfunds Group plc(1)	642	3,672
Elementis plc(1)	3,009	5,042
Essentra plc(1)	2,873	3,703
FD Technologies plc(1)*	53	1,160
FDM Group Holdings plc(1)	2,573	8,339
IDOX plc(1)*	4,056	3,043
IQE plc(1)*	27,578	3,968
Kingfisher plc(1)	1,890	6,219
LSL Property Services plc(1)	469	1,644
Luxfer Holdings plc	514	6,094
M&C Saatchi plc(1)	5,151	11,105
Sabre Insurance Group plc(1)(2)	3,456	5,785
		59,774
	Shares Held	Value
UNITED STATES - 7.3%
Impro Precision Industries Ltd.(1)(2)	22,578	$8,937
Signify NV(1)(2)	475	10,336
		19,273

VIRGIN ISLANDS, BRITISH - 2.7%
AdvancedAdvT Ltd.(1)*	3,533	7,074

Total common stocks
(Cost $214,146)		221,153

Principal Amount
CONVERTIBLE BOND - 1.4%

UNITED KINGDOM - 1.4%
IQE
0.00%, 3/13/2026 (Cost $3,622)(1)(3)	GBP	3,292	3,645

	Shares Held
SHORT-TERM INVESTMENT - 14.1%
2
INVESTMENT COMPANY - 14.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(4) (Cost $37,176)	37,176	37,176

Total investments - 99.5% (Cost $254,944)		261,974

Other assets less liabilities - 0.5%		1,215

Total net assets - 100.0%#		$263,189

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $204,917, or 77.9% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $54,324 or 20.6% of net assets.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$11,105	4.2%
Consumer Discretionary	46,967	17.9
Financials	23,213	8.9
Health Care	7,501	2.9
Industrials	41,994	16.0
Information Technology	71,473	27.4
Materials	18,436	7.0
Real Estate	4,109	1.6
Short-Term Investment	37,176	14.1
Total investments	$261,974	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

BELGIUM - 1.0%
Azelis Group NV(1)	2,120	$37,329

BRAZIL - 1.1%
Hapvida Participacoes e Investimentos SA(2)*	16,485	6,384
Rumo SA	5,104	14,561
Vibra Energia SA	6,430	20,125
		41,070
CANADA - 5.0%
Altus Group Ltd.	745	26,643
CAE, Inc.*	2,567	63,118
Descartes Systems Group, Inc. (The)*	107	10,819
Docebo, Inc.*	241	6,930
Kinaxis, Inc.*	470	51,826
Lightspeed Commerce, Inc.*	2,562	22,410
		181,746
CHINA - 1.4%
BeiGene Ltd., ADR*	196	53,292

DENMARK - 5.8%
ALK-Abello A/S, Class B(1)*	1,065	21,461
Ambu A/S, Class B(1)	5,135	88,063
DSV A/S(1)	112	21,732
FLSmidth & Co. A/S(1)	827	39,777
Genmab A/S(1)*	219	42,762
		213,795
FINLAND - 4.2%
Cargotec OYJ(1)	206	9,405
Fortum OYJ(1)	1,306	21,404
Huhtamaki OYJ(1)	983	35,064
Kalmar OYJ, Class B(1)	167	5,507
Metso Oyj(1)	7,971	82,464
		153,844
FRANCE - 0.9%
Lectra(1)	1,107	31,773

GERMANY - 3.8%
AIXTRON SE(1)	1,445	15,855
Brenntag SE(1)	387	25,005
Fresenius Medical Care AG(1)	618	30,545
Hannover Rueck SE(1)	91	27,112
Hensoldt AG(1)	609	40,841
		139,358
ICELAND - 0.4%
Embla Medical HF(1)*	3,606	14,700

INDIA - 2.5%
PB Fintech Ltd.(1)*	641	11,840
Tech Mahindra Ltd.(1)	477	7,870
WNS Holdings Ltd.*	1,155	70,999
		90,709
IRELAND - 1.0%
AerCap Holdings NV	290	29,624
COSMO Pharmaceuticals NV(1)	120	7,587
		37,211
ISRAEL - 5.9%
Kornit Digital Ltd.*	2,037	38,862
Nice Ltd., ADR*	716	110,312
Radware Ltd.*	1,471	31,802
	Shares Held	Value
ISRAEL (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	153	$11,001
Tel Aviv Stock Exchange Ltd.(1)	2,078	24,503
		216,480
ITALY - 0.7%
Davide Campari-Milano NV(1)	2,251	13,213
Ermenegildo Zegna NV	1,484	10,984
		24,197
JAPAN - 18.3%
Ariake Japan Co. Ltd.(1)	1,354	55,991
Azbil Corp.(1)	7,876	60,922
CKD Corp.(1)	2,089	28,449
Daikokutenbussan Co. Ltd.(1)	448	19,868
Daiseki Co. Ltd.(1)	739	18,507
DMG Mori Co. Ltd.(1)	1,621	31,566
GMO Financial Gate, Inc.(1)	233	8,290
GMO Payment Gateway, Inc.(1)	825	44,127
Hamamatsu Photonics KK(1)	1,698	16,593
Harmonic Drive Systems, Inc.(1)	1,345	28,617
Japan Elevator Service Holdings Co. Ltd.(1)	1,842	33,820
MatsukiyoCocokara & Co.(1)	2,337	36,576
Menicon Co. Ltd.(1)	1,050	8,770
Money Forward, Inc.(1)*	772	20,780
MonotaRO Co. Ltd.(1)	554	10,354
Morinaga Milk Industry Co. Ltd.(1)	1,562	32,444
NOF Corp.(1)	2,581	34,965
PILLAR Corp.(1)	185	4,147
Rohm Co. Ltd.(1)	1,519	14,575
Rohto Pharmaceutical Co. Ltd.(1)	2,276	33,943
Sawai Group Holdings Co. Ltd.(1)	1,844	24,342
SCSK Corp.(1)	1,280	31,593
SG Holdings Co. Ltd.(1)	2,401	23,956
Suntory Beverage & Food Ltd.(1)	947	31,188
Toyo Suisan Kaisha Ltd.(1)	273	16,084
		670,467
MEXICO - 0.5%
Qualitas Controladora SAB de CV	2,276	19,788

NETHERLANDS - 0.7%
IMCD NV(1)	192	25,601

NORWAY - 0.3%
Nordic Semiconductor ASA(1)*	896	10,978

SOUTH KOREA - 0.1%
Hanmi Pharm Co. Ltd.(1)	18	2,699

SWEDEN - 3.7%
AAK AB(1)	452	12,622
Beijer Ref AB, Class B(1)	1,558	21,857
Fortnox AB(1)	2,054	17,857
Surgical Science Sweden AB(1)*	297	3,638
Swedish Orphan Biovitrum AB(1)*	2,777	79,520
		135,494
SWITZERLAND - 2.1%
Baloise Holding AG(1)	94	19,630
Burckhardt Compression Holding AG(1)	12	8,118
dormakaba Holding AG(1)	36	26,973
Inficon Holding AG(1)	10	11,014
On Holding AG, Class A*	269	11,797
		77,532

42	Artisan Partners Funds

	Shares Held	Value
THAILAND - 1.2%
Fabrinet*	225	$44,435

UNITED KINGDOM - 20.5%
Alphawave IP Group plc(1)*	17,278	21,097
Aviva plc(1)	5,525	39,819
Balfour Beatty plc(1)	7,030	39,644
Chemring Group plc(1)	6,849	32,985
ConvaTec Group plc(1)(2)	38,712	129,162
Games Workshop Group plc(1)	127	22,992
Howden Joinery Group plc(1)	2,527	23,617
JD Sports Fashion plc(1)	10,913	9,597
JET2 plc(1)	4,642	74,427
LondonMetric Property plc, REIT(1)	3,927	9,306
Pearson plc(1)	2,836	44,815
Rotork plc(1)	14,966	60,767
Smiths Group plc(1)	2,317	58,025
St. James's Place plc(1)	4,676	59,459
Subsea 7 SA(1)	1,225	19,574
Taylor Wimpey plc(1)	14,330	20,044
Trainline plc(1)(2)*	8,076	28,377
Weir Group plc (The)(1)	1,336	40,330
WH Smith plc(1)	1,232	16,217
		750,254
UNITED STATES - 14.9%
Agilysys, Inc.*	393	28,512
Agios Pharmaceuticals, Inc.*	281	8,224
Alcon AG(1)	593	56,021
Alkermes plc*	1,118	36,905
Avidity Biosciences, Inc.*	633	18,683
Bridgebio Pharma, Inc.*	231	7,978
Calix, Inc.*	718	25,435
Celcuity, Inc.*	327	3,302
CyberArk Software Ltd.*	73	24,537
Denali Therapeutics, Inc.*	423	5,751
Edgewise Therapeutics, Inc.*	633	13,925
Enphase Energy, Inc.*	130	8,050
Five9, Inc.*	693	18,823
Glaukos Corp.*	206	20,282
Inspire Medical Systems, Inc.*	105	16,741
Insulet Corp.*	147	38,575
Ionis Pharmaceuticals, Inc.*	138	4,166
Legend Biotech Corp., ADR*	769	26,101
LivaNova plc*	400	15,700
Madrigal Pharmaceuticals, Inc.*	94	31,110
Myriad Genetics, Inc.*	1,556	13,799
Nurix Therapeutics, Inc.*	449	5,330
Ocular Therapeutix, Inc.*	807	5,913
Penumbra, Inc.*	74	19,743
Replimune Group, Inc.*	406	3,959
RxSight, Inc.*	1,239	31,297
SolarEdge Technologies, Inc.*	531	8,589
STAAR Surgical Co.*	241	4,255
Tarsus Pharmaceuticals, Inc.*	421	21,652
ViewRay, Inc.*	9,051	1
Vir Biotechnology, Inc.*	549	3,555
WaVe Life Sciences Ltd.*	1,617	13,065
Wolfspeed, Inc.*	2,353	7,199
		547,178
Total common stocks
(Cost $3,276,249)		3,519,930
	Shares Held	Value
Total investments - 96.0% (Cost $3,276,249)		$3,519,930

Other assets less liabilities - 4.0%		147,130

Total net assets - 100.0%#		$3,667,060

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,384,062, or 65.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $163,923 or 4.5% of net assets.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$184,948	5.3%
Consumer Staples	262,930	7.5
Energy	19,574	0.6
Financials	254,568	7.2
Health Care	938,958	26.7
Industrials	1,066,837	30.3
Information Technology	660,586	18.7
Materials	74,176	2.1
Real Estate	35,949	1.0
Utilities	21,404	0.6
Total investments	$3,519,930	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 85.9%

BELGIUM - 1.0%
Groupe Bruxelles Lambert NV(1)	4,739	$354,309

BERMUDA - 0.4%
Voussoir RE Ltd. (Preferred Shares)(1)(2)(3)*	1	142,700

BRAZIL - 1.1%
Pluxee NV(1)	11,677	238,146
Pluxee NV (Registered shares)(1)(3)	737	15,037
Telefonica Brasil SA, ADR	16,476	143,675
		396,858
CANADA - 3.4%
Alimentation Couche-Tard, Inc.	10,888	536,990
Suncor Energy, Inc.	19,182	742,720
		1,279,710
CHINA - 3.2%
Alibaba Group Holding Ltd.(1)	63,839	1,058,497
Anhui Conch Cement Co. Ltd., Class H(1)	47,262	133,622
Hengan International Group Co. Ltd.(1)	5,212	14,615
		1,206,734
FINLAND - 1.9%
Nokia OYJ(1)	49,218	259,549
Nokia OYJ, ADR	83,160	438,253
		697,802
FRANCE - 9.5%
Capgemini SE(1)	2,212	330,712
Danone SA(1)	6,464	495,346
Danone SA (Registered shares)(1)(3)	16,321	1,250,687
Safran SA(1)	4,025	1,061,704
Sodexo SA(1)	5,192	333,559
Sodexo SA (Registered shares)(1)(3)	737	47,367
		3,519,375
GERMANY - 3.0%
Brenntag SE(1)(4)	12,278	793,285
Fresenius Medical Care AG(1)	6,300	311,130
		1,104,415
INDIA - 2.9%
HCL Technologies Ltd.(1)	58,620	1,086,506

IRELAND - 1.7%
Ryanair Holdings plc(1)	2,473	49,658
Ryanair Holdings plc, Equity-Linked Security(1)(5)(6)*	29,773	597,784
		647,442
JAPAN - 1.1%
Nintendo Co. Ltd.(1)	1,951	133,084
Seven & i Holdings Co. Ltd.(1)	17,970	261,156
		394,240
MEXICO - 0.5%
Gruma SAB de CV, Class B	10,400	186,962

NETHERLANDS - 4.6%
Koninklijke Philips NV(1)(4)*	50,208	1,275,628
Universal Music Group NV(1)	15,556	428,749
		1,704,377
SOUTH KOREA - 5.2%
NAVER Corp.(1)	2,277	297,097
Samsung C&T Corp.(1)	1,371	109,571
Samsung Electronics Co. Ltd.(1)	28,284	1,120,107
	Shares Held	Value
SOUTH KOREA (continued)
Samsung Electronics Co. Ltd. (Preference)(1)	12,354	399,609
		1,926,384
SWITZERLAND - 10.8%
ABB Ltd.(1)	27,202	1,407,726
Barry Callebaut AG(1)(4)	427	566,877
Cie Financiere Richemont SA(1)	4,640	810,294
DSM-Firmenich AG(1)	2,285	226,481
UBS Group AG(1)	32,539	997,047
		4,008,425
UNITED KINGDOM - 16.9%
Associated British Foods plc(1)	24,045	594,739
Berkeley Group Holdings plc(1)(4)	7,022	326,432
Compass Group plc(1)	26,939	889,413
Diageo plc(1)	20,736	540,929
Lloyds Banking Group plc(1)	1,014,809	949,427
Pearson plc(1)	30,243	477,868
RELX plc(1)	18,107	909,526
Unilever plc(1)	26,394	1,572,408
		6,260,742
UNITED STATES - 18.7%
Arch Capital Group Ltd.	17,163	1,650,739
CNH Industrial NV	25,361	311,430
Garmin Ltd.	4,337	941,743
Holcim AG(1)	8,197	881,780
ICON plc*	3,131	547,955
Novartis AG(1)	12,558	1,396,874
Sensata Technologies Holding plc(4)	10,729	260,395
Willis Towers Watson plc	2,753	930,402
		6,921,318
Total common stocks and equity-linked security
(Cost $22,349,735)		31,838,299
SHORT-TERM INVESTMENT - 13.1%

INVESTMENT COMPANY - 13.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(7) (Cost $4,839,848)	4,839,848	4,839,848

MISCELLANEOUS SECURITIES - 0.2%(8)
Total Miscellaneous Securities (Cost $79,736)		79,971

Total investments - 99.2% (Cost $27,269,319)		36,758,118
Other assets less liabilities - 0.8%		306,811
Total net assets - 100.0%#		$37,064,929

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $25,227,006, or 68.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Danone SA (Registered shares)	5/17/2023 - 9/12/2023	$1,004,813	$1,250,687	3.4%
Pluxee NV (Registered shares)	2/1/2024	18,836	15,037	0.0%
Sodexo SA (Registered shares)	9/4/2020	46,862	47,367	0.1%
Voussoir RE Ltd. (Preferred Shares)	1/13/2023	100,000	142,700	0.4%

44	Artisan Partners Funds

(4)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.
(5)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc, Equity-Linked Security	11/14/2013 - 11/6/2024	$461,539	$597,784	1.6%

(6)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(7)	Represents the current yield as of March 31, 2025.
(8)	Represents unrestricted previously undisclosed common stocks which the Fund has held for less than one year. One or more securities valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,002,605	2.7%
Consumer Discretionary	4,885,173	13.3
Consumer Staples	6,020,709	16.4
Energy	742,720	2.0
Financials	5,277,807	14.4
Health Care	3,531,587	9.6
Industrials	5,501,079	15.0
Information Technology	3,634,736	9.9
Materials	1,241,883	3.4
Miscellaneous Securities	79,971	0.2
Short-Term Investment	4,839,848	13.1
Total investments	$36,758,118	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	509,319	USD	71,223	JPM	1/28/2026	$237
USD	418,050	CNH	2,971,410	JPM	1/28/2026	1,142
Total unrealized appreciation						1,379
CNH	2,895,742	USD	407,274	JPM	1/28/2026	(982)
USD	1,071,622	CNH	7,680,493	JPM	1/28/2026	(6,003)
Total unrealized depreciation						(6,985)
Net unrealized depreciation						$(5,606)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN MID CAP FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.6%

BIOTECHNOLOGY - 12.9%
Argenx SE, ADR(1)*	312	$184,459
Ascendis Pharma A/S, ADR(1)*	939	146,329
Insmed, Inc.*	802	61,158
Twist Bioscience Corp.*	1,102	43,259
Veracyte, Inc.*	893	26,475
		461,680
CAPITAL MARKETS - 5.2%
Ares Management Corp., Class A	166	24,336
LPL Financial Holdings, Inc.	135	44,322
Robinhood Markets, Inc., Class A*	1,087	45,225
Tradeweb Markets, Inc., Class A	484	71,923
		185,806

COMMUNICATIONS EQUIPMENT - 0.8%
Arista Networks, Inc.*	382	29,615

CONSTRUCTION & ENGINEERING - 1.3%
API Group Corp.*	1,314	46,989

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
US Foods Holding Corp.*	854	55,894

DIVERSIFIED CONSUMER SERVICES - 1.3%
Bright Horizons Family Solutions, Inc.*	361	45,806

ELECTRICAL EQUIPMENT - 0.8%
Hubbell, Inc., Class B	92	30,356

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Coherent Corp.*	467	30,343

ENERGY EQUIPMENT & SERVICES - 2.5%
Baker Hughes Co., Class A	2,020	88,791

ENTERTAINMENT - 10.2%
Liberty Media Corp-Liberty Formula One, Class C*	920	82,838
Live Nation Entertainment, Inc.*	685	89,477
ROBLOX Corp., Class A*	503	29,339
Spotify Technology SA*	221	121,290
Take-Two Interactive Software, Inc.*	207	42,883
		365,827
GROUND TRANSPORTATION - 1.2%
Saia, Inc.*	120	41,776

HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
Dexcom, Inc.*	631	43,075
Insulet Corp.*	170	44,672
iRhythm Technologies, Inc.*	651	68,196
Masimo Corp.*	104	17,322
		173,265
HEALTH CARE TECHNOLOGY - 1.5%
Veeva Systems, Inc., Class A*	238	55,128

HOTELS, RESTAURANTS & LEISURE - 5.7%
Chipotle Mexican Grill, Inc., Class A*	1,208	60,668
DoorDash, Inc., Class A*	460	84,139
Viking Holdings Ltd.*	754	29,973
	Shares Held	Value
HOTELS, RESTAURANTS & LEISURE (continued)
Wingstop, Inc.	138	$31,169
		205,949
HOUSEHOLD DURABLES - 0.6%
NVR, Inc.*	3	20,502

INSURANCE - 1.3%
Arthur J Gallagher & Co.	136	46,823
IT SERVICES - 4.9%
Cloudflare, Inc., Class A*	167	18,825
GoDaddy, Inc., Class A*	186	33,466
Shopify, Inc., Class A(1)*	750	71,639
Snowflake, Inc., Class A*	343	50,115
		174,045
LIFE SCIENCES TOOLS & SERVICES - 2.8%
West Pharmaceutical Services, Inc.	452	101,176

MACHINERY - 2.7%
Ingersoll Rand, Inc.	445	35,582
Xylem, Inc.	514	61,427
		97,009
PROFESSIONAL SERVICES - 1.6%
Parsons Corp.*	464	27,481
Verisk Analytics, Inc., Class A	96	28,477
		55,958
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
CBRE Group, Inc., Class A*	408	53,403

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
Lattice Semiconductor Corp.*	1,710	89,698
MACOM Technology Solutions Holdings, Inc.*	464	46,623
Marvell Technology, Inc.	591	36,367
Monolithic Power Systems, Inc.	100	57,961
		230,649
SOFTWARE - 16.4%
Atlassian Corp., Class A*	414	87,750
CCC Intelligent Solutions Holdings, Inc.*	5,510	49,757
Gitlab, Inc., Class A*	838	39,383
Guidewire Software, Inc.*	365	68,308
HubSpot, Inc.*	83	47,454
Nutanix, Inc., Class A*	511	35,655
Samsara, Inc., Class A*	675	25,855
Synopsys, Inc.*	123	52,840
Tyler Technologies, Inc.*	226	131,307
Zscaler, Inc.*	259	51,318
		589,627
SPECIALTY RETAIL - 2.7%
AutoZone, Inc.*	18	67,044
Dick's Sporting Goods, Inc.	149	30,101
		97,145
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.6%
Pure Storage, Inc., Class A*	1,268	56,118

46	Artisan Partners Funds

	Shares Held	Value
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
Deckers Outdoor Corp.*	417	$46,615

TRADING COMPANIES & DISTRIBUTORS - 2.2%
Ferguson Enterprises, Inc.	139	22,281
FTAI Aviation Ltd.	506	56,136
		78,417
Total common stocks (Cost $2,513,595)		3,464,712

SHORT-TERM INVESTMENT - 1.6%

INVESTMENT COMPANY - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(2) (Cost $57,656)	57,656	57,656

Total investments - 98.2% (Cost $2,571,251)		3,522,368

Other assets less liabilities - 1.8%		63,143

Total net assets - 100.0%#		$3,585,511

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Shopify, Inc.	Canada	USD

(2)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$365,827	10.4%
Consumer Discretionary	416,019	11.8
Consumer Staples	55,894	1.6
Energy	88,791	2.5
Financials	232,630	6.6
Health Care	791,248	22.5
Industrials	350,505	10.0
Information Technology	1,110,395	31.5
Real Estate	53,403	1.5
Short-Term Investment	57,656	1.6
Total investments	$3,522,368	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN MID CAP VALUE FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.1%

AIR FREIGHT & LOGISTICS - 2.1%
Expeditors International of Washington, Inc.	181	$21,808
BANKS - 6.8%
Fifth Third Bancorp	334	13,103
First Citizens BancShares, Inc., Class A	18	33,213
M&T Bank Corp.	67	12,023
WaFd, Inc.	445	12,708
		71,047
CAPITAL MARKETS - 0.9%
Moelis & Co., Class A	171	10,006

CONSUMER STAPLES DISTRIBUTION & RETAIL - 6.3%
Dollar General Corp.	202	17,786
Kroger Co. (The)	447	30,286
Sysco Corp.	240	18,009
		66,081
DISTRIBUTORS - 4.3%
Genuine Parts Co.	188	22,402
LKQ Corp.	542	23,071
		45,473
ELECTRIC UTILITIES - 5.6%
Alliant Energy Corp.	413	26,576
OGE Energy Corp.	691	31,741
		58,317
ELECTRICAL EQUIPMENT - 1.8%
nVent Electric plc	356	18,636

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.9%
Vontier Corp.	914	30,012

ENERGY EQUIPMENT & SERVICES - 2.1%
NOV, Inc.	1,440	21,912

ENTERTAINMENT - 2.6%
Electronic Arts, Inc.	39	5,584
Warner Music Group Corp., Class A	687	21,529
		27,113
FINANCIAL SERVICES - 2.5%
Corebridge Financial, Inc.	831	26,242

FOOD PRODUCTS - 2.5%
Tyson Foods, Inc., Class A	410	26,165

GROUND TRANSPORTATION - 3.1%
U-Haul Holding Co.	549	32,466

HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Baxter International, Inc.	771	26,376

HEALTH CARE PROVIDERS & SERVICES - 4.5%
Centene Corp.*	353	21,453
Humana, Inc.	96	25,531
		46,984
HOTELS, RESTAURANTS & LEISURE - 6.5%
Expedia Group, Inc.	177	29,797
	Shares Held	Value
HOTELS, RESTAURANTS & LEISURE (continued)
MGM Resorts International*	532	$15,777
Vail Resorts, Inc.	143	22,881
		68,455
INDUSTRIAL REITS - 1.2%
Lineage, Inc.	216	12,678

INSURANCE - 4.0%
Arch Capital Group Ltd.	141	13,525
Globe Life, Inc.	219	28,828
		42,353
INTERACTIVE MEDIA & SERVICES - 1.6%
IAC, Inc.*	373	17,141

LEISURE PRODUCTS - 1.3%
Polaris, Inc.	342	14,014

LIFE SCIENCES TOOLS & SERVICES - 5.4%
Bio-Rad Laboratories, Inc., Class A*	48	11,695
ICON plc*	107	18,779
Waters Corp.*	71	25,987
		56,461
MACHINERY - 2.2%
Otis Worldwide Corp.	224	23,164

MEDIA - 6.0%
Cable One, Inc.	72	19,245
News Corp., Class A	838	22,810
Omnicom Group, Inc.	257	21,339
		63,394
OIL, GAS & CONSUMABLE FUELS - 2.3%
Permian Resources Corp., Class A	1,743	24,134

PROFESSIONAL SERVICES - 3.4%
Genpact Ltd.	704	35,476

RETAIL REITS - 2.1%
NNN REIT, Inc.	516	22,013

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Analog Devices, Inc.	125	25,246

SOFTWARE - 2.6%
Check Point Software Technologies Ltd.(1)*	101	23,105
Dolby Laboratories, Inc., Class A	55	4,413
		27,518
SPECIALIZED REITS - 4.8%
Lamar Advertising Co., Class A	278	31,676
Public Storage	61	18,335
		50,011
SPECIALTY RETAIL - 1.8%
Asbury Automotive Group, Inc.*	84	18,642
Vitamin Oldco Holdings, Inc. (escrow shares)(2)(3)*	220	—
		18,642
Total common stocks (Cost $748,973)		1,029,338

48	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENT - 1.0%

INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(4) (Cost $10,753)	10,753	$10,753

Total investments - 99.1% (Cost $759,726)		1,040,091

Other assets less liabilities - 0.9%		9,320

Total net assets - 100.0%#		$1,049,411

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Check Point Software Technologies Ltd.	Israel	USD

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$107,649	10.4%
Consumer Discretionary	146,584	14.1
Consumer Staples	92,246	8.9
Energy	46,046	4.4
Financials	149,649	14.4
Health Care	129,820	12.5
Industrials	131,550	12.6
Information Technology	82,775	8.0
Real Estate	84,702	8.1
Utilities	58,317	5.6
Short-Term Investment	10,753	1.0
Total investments	$1,040,091	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN SELECT EQUITY FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.2%

AUTOMOBILES - 1.3%
Harley-Davidson, Inc.	29	$740

BANKS - 3.9%
Citigroup, Inc.	32	2,268

BROADLINE RETAIL - 1.9%
Alibaba Group Holding Ltd., ADR(1)	8	1,113

CAPITAL MARKETS - 10.1%
Bank of New York Mellon Corp. (The)	34	2,873
Charles Schwab Corp. (The)	39	3,060
		5,933
CHEMICALS - 4.0%
Axalta Coating Systems Ltd.*	70	2,332

CONSTRUCTION MATERIALS - 4.4%
Heidelberg Materials AG(1)(2)	15	2,592

CONSUMER FINANCE - 4.8%
American Express Co.	11	2,832

FINANCIAL SERVICES - 7.8%
Berkshire Hathaway, Inc., Class B*	7	3,590
PayPal Holdings, Inc.*	16	1,021
		4,611
HEALTH CARE PROVIDERS & SERVICES - 10.3%
Elevance Health, Inc.	8	3,385
Henry Schein, Inc.*	39	2,647
		6,032
HOTELS, RESTAURANTS & LEISURE - 4.5%
Aramark	76	2,629

INSURANCE - 12.5%
Aon plc, Class A	3	1,141
Everest Group Ltd.	4	1,382
Marsh & McLennan Cos., Inc.	9	2,100
Progressive Corp. (The)	10	2,729
		7,352
INTERACTIVE MEDIA & SERVICES - 9.0%
Alphabet, Inc., Class A	18	2,755
Meta Platforms, Inc., Class A	4	2,543
		5,298
MACHINERY - 2.7%
Snap-on, Inc.	5	1,596

OIL, GAS & CONSUMABLE FUELS - 5.6%
Shell plc(2)	90	3,262

PASSENGER AIRLINES - 1.9%
Southwest Airlines Co.	33	1,122

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Lam Research Corp.	18	1,294

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.3%
Samsung Electronics Co. Ltd.(1)(2)	49	1,956

Total common stocks (Cost $38,116)		52,962
	Shares Held	Value
SHORT-TERM INVESTMENT - 9.2%

INVESTMENT COMPANY - 9.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(3) (Cost $5,368)	5,368	$5,368

Total investments - 99.4% (Cost $43,484)		58,330

Other assets less liabilities - 0.6%		333

Total net assets - 100.0%#		$58,663

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
Heidelberg Materials AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,810, or 13.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$5,297	9.1%
Consumer Discretionary	4,482	7.7
Energy	3,262	5.6
Financials	22,996	39.4
Health Care	6,032	10.3
Industrials	2,718	4.7
Information Technology	3,250	5.6
Materials	4,925	8.4
Short-Term Investment	5,368	9.2
Total investments	$58,330	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	9,289	USD	1,295	JPM	12/17/2025	$5
USD	601	CNH	4,287	JPM	12/17/2025	1
Total unrealized appreciation						6
CNH	3,482	USD	489	JPM	12/17/2025	(1)
USD	2,269	CNH	16,319	JPM	12/17/2025	(16)
Total unrealized depreciation						(17)
Net unrealized depreciation						$(11)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN SMALL CAP FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.7%

AEROSPACE & DEFENSE - 1.8%
Kratos Defense & Security Solutions, Inc.*	391	$11,603
Loar Holdings, Inc.*	113	7,959
		19,562
AUTOMOBILE COMPONENTS - 1.8%
Modine Manufacturing Co.*	261	20,031

BEVERAGES - 2.1%
Vita Coco Co., Inc. (The)*	751	23,033

BIOTECHNOLOGY - 15.5%
Ascendis Pharma A/S, ADR(1)*	397	61,840
Halozyme Therapeutics, Inc.*	461	29,389
Insmed, Inc.*	252	19,210
Iovance Biotherapeutics, Inc.*	1,760	5,859
Twist Bioscience Corp.*	723	28,387
Veracyte, Inc.*	846	25,073
		169,758
BUILDING PRODUCTS - 1.0%
Trex Co., Inc.*	181	10,537

CAPITAL MARKETS - 1.4%
Hamilton Lane, Inc., Class A	104	15,435

COMMERCIAL SERVICES & SUPPLIES - 1.9%
VSE Corp.	172	20,588

DIVERSIFIED CONSUMER SERVICES - 1.7%
Bright Horizons Family Solutions, Inc.*	143	18,175

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.0%
Flex Ltd.*	801	26,509
Novanta, Inc.*	137	17,455
		43,964
ENERGY EQUIPMENT & SERVICES - 1.1%
Aris Water Solutions, Inc., Class A	384	12,316

GROUND TRANSPORTATION - 1.6%
Saia, Inc.*	51	17,961

HEALTH CARE EQUIPMENT & SUPPLIES - 8.7%
Inspire Medical Systems, Inc.*	88	13,980
Integer Holdings Corp.*	67	7,955
iRhythm Technologies, Inc.*	229	23,981
Lantheus Holdings, Inc.*	170	16,545
Penumbra, Inc.*	74	19,670
PROCEPT BioRobotics Corp.*	221	12,902
		95,033
HEALTH CARE PROVIDERS & SERVICES - 1.4%
HealthEquity, Inc.*	173	15,281

HOTELS, RESTAURANTS & LEISURE - 0.8%
Sweetgreen, Inc., Class A*	370	9,250

HOUSEHOLD DURABLES - 2.9%
Installed Building Products, Inc.	65	11,062
SharkNinja, Inc.*	176	14,655
	Shares Held	Value
HOUSEHOLD DURABLES (continued)
Smith Douglas Homes Corp.*	324	$6,321
		32,038
LIFE SCIENCES TOOLS & SERVICES - 4.1%
Charles River Laboratories International, Inc.*	33	4,956
Repligen Corp.*	160	20,400
Stevanato Group SpA(1)	980	20,004
		45,360
MACHINERY - 5.5%
Flowserve Corp.	282	13,787
JBT Marel Corp.	148	18,143
SPX Technologies, Inc.*	219	28,244
		60,174
PROFESSIONAL SERVICES - 1.1%
Parsons Corp.*	201	11,900

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Colliers International Group, Inc.(1)	129	15,588

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.1%
Astera Labs, Inc.*	122	7,305
Lattice Semiconductor Corp.*	731	38,335
MACOM Technology Solutions Holdings, Inc.*	319	31,976
		77,616
SOFTWARE - 22.3%
CCC Intelligent Solutions Holdings, Inc.*	2,392	21,603
Clearwater Analytics Holdings, Inc., Class A*	822	22,030
Confluent, Inc., Class A*	709	16,609
Elastic NV*	161	14,314
Freshworks, Inc., Class A*	748	10,557
Gitlab, Inc., Class A*	432	20,294
Guidewire Software, Inc.*	265	49,736
Intapp, Inc.*	427	24,942
Procore Technologies, Inc.*	361	23,810
SentinelOne, Inc., Class A*	580	10,540
ServiceTitan, Inc., Class A*	95	9,067
Workiva, Inc., Class A*	264	20,070
		243,572
TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Birkenstock Holding plc(1)*	123	5,644
Crocs, Inc.*	148	15,679
		21,323
TRADING COMPANIES & DISTRIBUTORS - 4.5%
Applied Industrial Technologies, Inc.	112	25,265
FTAI Aviation Ltd.	122	13,548
SiteOne Landscape Supply, Inc.*	85	10,322
		49,135

Total common stocks (Cost $873,924)		1,047,630

Artisan Partners Funds	51

	Shares Held	Value
SHORT-TERM INVESTMENT - 2.7%

INVESTMENT COMPANY - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(2) (Cost $29,684)	29,684	$29,684

Total investments - 98.4% (Cost $903,608)		1,077,314

Other assets less liabilities - 1.6%		16,993

Total net assets - 100.0%#		$1,094,307

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Ascendis Pharma A/S	Denmark	USD
Birkenstock Holding plc	Germany	USD
Colliers International Group, Inc.	Canada	USD
Stevanato Group SpA	Italy	USD

(2)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$100,817	9.4%
Consumer Staples	23,033	2.1
Energy	12,316	1.1
Financials	15,435	1.4
Health Care	325,434	30.2
Industrials	189,856	17.6
Information Technology	365,151	34.1
Real Estate	15,588	1.4
Short-Term Investment	29,684	2.7
Total investments	$1,077,314	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.1%

ARGENTINA - 1.4%
Vista Energy SAB de CV, ADR*	70	$3,255

BRAZIL - 8.7%
GPS Participacoes e Empreendimentos SA(1)	1,094	2,518
Itau Unibanco Holding SA (Preference)	710	3,907
MercadoLibre, Inc.*	4	8,038
Vale SA	262	2,608
Vivara Participacoes SA	410	1,431
VTEX, Class A*	212	1,076
		19,578
CHINA - 16.9%
Alibaba Group Holding Ltd.(2)	648	10,736
Baidu, Inc., Class A(2)*	160	1,842
China Traditional Chinese Medicine Holdings Co. Ltd.(2)*	5,731	1,442
NIO, Inc., ADR(3)*	121	463
Prosus NV(2)	177	8,272
Trip.com Group Ltd.(2)	71	4,526
Wuxi Biologics Cayman, Inc.(2)(4)*	1,371	4,772
Zhuzhou CRRC Times Electric Co. Ltd., Class H(2)	1,449	6,012
		38,065
EGYPT - 0.6%
Commercial International Bank - Egypt (CIB), GDR(2)(4)	948	1,432

GEORGIA - 0.6%
Lion Finance Group plc(2)	19	1,326

GREECE - 2.8%
Alpha Services and Holdings SA(2)	1,106	2,660
Metlen Energy & Metals SA(2)	82	3,629
		6,289
HONG KONG - 1.3%
AIA Group Ltd.(2)	399	3,015

INDIA - 10.2%
Dabur India Ltd.(2)	300	1,778
Havells India Ltd.(2)	205	3,667
ICICI Bank Ltd.(2)	588	9,262
Infosys Ltd.(2)	154	2,822
Reliance Industries Ltd.(2)	370	5,507
		23,036
INDONESIA - 1.4%
Bank Rakyat Indonesia Persero Tbk. PT(2)	7,975	1,929
Indofood CBP Sukses Makmur Tbk. PT(2)	2,018	1,237
		3,166
KAZAKHSTAN - 1.5%
Kaspi.KZ JSC, ADR(4)	37	3,455

MALAYSIA - 1.3%
Frontken Corp. Bhd.(2)	1,959	1,639
MR DIY Group M Bhd.(2)(4)	3,814	1,208
		2,847
MEXICO - 3.6%
Cemex SAB de CV	4,459	2,503
Gentera SAB de CV	2,661	4,101
Prologis Property Mexico SA de CV, REIT	472	1,517
		8,121
PANAMA - 1.0%
Copa Holdings SA, Class A	25	2,281
	Shares Held	Value
PERU - 2.1%
Cia de Minas Buenaventura SAA, ADR	109	$1,701
Credicorp Ltd.	16	3,061
		4,762
RUSSIA - 0.0%
Sberbank of Russia PJSC(2)(5)(6)*	265	—

SINGAPORE - 0.8%
Sea Ltd., ADR*	13	1,755

SLOVENIA - 0.5%
Nova Ljubljanska Banka dd, GDR(2)(4)	39	1,190

SOUTH AFRICA - 3.0%
FirstRand Ltd.(2)	932	3,658
MTN Group Ltd.(2)	475	3,200
		6,858
SOUTH KOREA - 9.6%
Cosmax, Inc.(2)	25	2,769
Doosan Enerbility Co. Ltd.(2)*	178	2,861
HD Hyundai Electric Co. Ltd.(2)	7	1,354
Kia Corp.(2)	44	2,766
LG Energy Solution Ltd.(2)*	5	1,122
Samsung Biologics Co. Ltd.(2)(4)*	7	4,729
Shinhan Financial Group Co. Ltd.(2)	44	1,411
SK Hynix, Inc.(2)	34	4,541
		21,553
TAIWAN - 18.5%
E Ink Holdings, Inc.(2)	919	7,396
MediaTek, Inc.(2)	182	7,666
Taiwan Semiconductor Manufacturing Co. Ltd.(2)	954	26,585
		41,647
THAILAND - 0.6%
Bangkok Bank PCL(2)	311	1,355

TURKEY - 0.6%
BIM Birlesik Magazalar A/S(2)	119	1,437

UNITED ARAB EMIRATES - 1.3%
ADNOC Logistics & Services(2)	1,228	1,649
Borouge plc(2)	1,889	1,257
		2,906
UNITED KINGDOM - 1.9%
Anglogold Ashanti plc	114	4,236

UNITED STATES - 0.8%
Globant SA*	15	1,801

VIETNAM - 2.1%
Vietnam Technological & Commercial Joint Stock Bank(2)	4,291	4,633

Total common stocks
(Cost $174,053)		209,999
	No. of Warrants‡	Value
WARRANTS - 1.0%

Cayman Islands - 1.0%
Talos III Spc, expiring 1/27/2026, strike price 0.00001
(Cost $2,109)(2)*	$778	2,307

Artisan Partners Funds	53

	Shares Held	Value
SHORT-TERM INVESTMENT - 6.1%
2
INVESTMENT COMPANY - 6.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(7)(8) (Cost $13,748)	13,748	$13,748

Total investments - 100.2% (Cost $189,910)		226,054

Other assets less liabilities - (0.2)%		(364)

Total net assets - 100.0%#		$225,690

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $162,599, or 72.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	All or a portion of security is on loan at March 31, 2025.
(4)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the value of these securities was $16,786 or 7.4% of net assets.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sberbank of Russia PJSC	1/8/2019 - 3/25/2020	$772	$—	0.0%

(7)	Security is partially used as collateral for securities lending. At March 31, 2025, the Fund had loaned securities with a total value of $439. This was collateralized by cash of $2,944 which was subsequently invested in an investment company.
(8)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$7,873	3.5%
Consumer Discretionary	37,440	16.6
Consumer Staples	7,221	3.2
Energy	10,411	4.6
Financials	48,702	21.5
Health Care	10,943	4.8
Industrials	25,083	11.1
Information Technology	50,811	22.5
Materials	12,305	5.4
Real Estate	1,517	0.7
Short-Term Investment	13,748	6.1
Total investments	$226,054	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN VALUE FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.4%

AEROSPACE & DEFENSE - 5.6%
Airbus SE(1)(2)	45	$8,013
Safran SA(1)(2)	35	9,321
		17,334
AIR FREIGHT & LOGISTICS - 3.6%
United Parcel Service, Inc., Class B	100	11,041

BANKS - 10.3%
Bank of America Corp.	188	7,844
PNC Financial Services Group, Inc. (The)	37	6,563
US Bancorp	172	7,260
Wells Fargo & Co.	143	10,287
		31,954
BEVERAGES - 6.2%
Diageo plc(1)(2)	297	7,746
Heineken Holding NV(1)(2)	157	11,431
		19,177
CAPITAL MARKETS - 7.0%
CME Group, Inc.	31	8,171
Goldman Sachs Group, Inc. (The)	15	8,198
Morgan Stanley	46	5,420
		21,789
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Dollar General Corp.	59	5,174

ENERGY EQUIPMENT & SERVICES - 2.8%
Schlumberger NV	208	8,697

ENTERTAINMENT - 2.5%
Electronic Arts, Inc.	12	1,737
Walt Disney Co. (The)	60	5,923
		7,660
FINANCIAL SERVICES - 10.2%
Berkshire Hathaway, Inc., Class B*	11	5,633
Fiserv, Inc.*	40	8,829
PayPal Holdings, Inc.*	150	9,772
Visa, Inc., Class A	21	7,487
		31,721
FOOD PRODUCTS - 5.0%
Kerry Group plc, Class A(1)(2)	97	10,212
Nestle SA(2)	53	5,356
		15,568
HEALTH CARE EQUIPMENT & SUPPLIES - 6.7%
Baxter International, Inc.	210	7,179
Koninklijke Philips NV(1)(2)*	260	6,604
Medtronic plc	78	6,972
		20,755
HEALTH CARE PROVIDERS & SERVICES - 5.0%
Cigna Group (The)	26	8,559
Humana, Inc.	27	7,015
		15,574
	Shares Held	Value
HOTELS, RESTAURANTS & LEISURE - 3.3%
Booking Holdings, Inc.	2	$7,168
Compass Group plc(1)(2)	95	3,129
		10,297
INSURANCE - 2.2%
Arch Capital Group Ltd.	70	6,771

INTERACTIVE MEDIA & SERVICES - 4.7%
Alphabet, Inc., Class C	56	8,689
Meta Platforms, Inc., Class A	10	5,802
		14,491
MEDIA - 3.1%
Comcast Corp., Class A	263	9,691

OIL, GAS & CONSUMABLE FUELS - 5.6%
Diamondback Energy, Inc.	45	7,198
EOG Resources, Inc.	79	10,072
		17,270
PHARMACEUTICALS - 2.4%
Merck & Co., Inc.	84	7,528

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
NXP Semiconductors NV(1)	32	6,126
Texas Instruments, Inc.	42	7,578
		13,704
TOBACCO - 5.1%
Altria Group, Inc.	53	3,152
Philip Morris International, Inc.	79	12,556
		15,708

Total common stocks (Cost $217,931)		301,904

SHORT-TERM INVESTMENT - 1.7%

INVESTMENT COMPANY - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(3) (Cost $5,265)	5,265	5,265

Total investments - 99.1% (Cost $223,196)		307,169

Other assets less liabilities - 0.9%		2,872

Total net assets - 100.0%#		$310,041

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR

Artisan Partners Funds	55

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $61,812, or 19.9% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$31,841	10.4%
Consumer Discretionary	10,296	3.4
Consumer Staples	55,627	18.1
Energy	25,967	8.5
Financials	92,236	30.0
Health Care	43,858	14.3
Industrials	28,375	9.2
Information Technology	13,704	4.4
Short-Term Investment	5,265	1.7
Total investments	$307,169	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN VALUE INCOME FUND

Schedule of Investments — March 31, 2025 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 91.4%

AIR FREIGHT & LOGISTICS - 1.9%
United Parcel Service, Inc., Class B	3		$312

AIRLINES - 2.0%
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)(4)*	16		330

BANKS - 7.5%
Bank of America Corp.	6		267
Fifth Third Bancorp	3		117
M&T Bank Corp.	1		137
PNC Financial Services Group, Inc. (The)	1		203
US Bancorp	3		135
Wells Fargo & Co.	5		364
			1,223
BEVERAGES - 5.9%
Coca-Cola Co. (The)	4		271
Diageo plc(1)(2)	10		265
Heineken Holding NV(1)(2)	6		416
			952
CAPITAL MARKETS - 4.7%
CME Group, Inc.	1		249
Goldman Sachs Group, Inc. (The)	—	^	177
Moelis & Co., Class A	2		106
Morgan Stanley	2		232
			764
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Sysco Corp.	3		191

DISTRIBUTORS - 3.0%
Genuine Parts Co.	2		242
LKQ Corp.	6		243
			485
ELECTRIC UTILITIES - 10.0%
Alliant Energy Corp.	5		301
Evergy, Inc.	4		297
IDACORP, Inc.	2		219
OGE Energy Corp.	9		395
PPL Corp.	12		416
			1,628
ELECTRICAL EQUIPMENT - 1.1%
nVent Electric plc	3		174

ENERGY EQUIPMENT & SERVICES - 1.5%
Schlumberger NV	6		245

ENTERTAINMENT - 1.7%
Warner Music Group Corp., Class A	9		268
FINANCIAL SERVICES - 3.4%
Corebridge Financial, Inc.	10		300
Visa, Inc., Class A	1		260
			560
FOOD PRODUCTS - 4.7%
Kerry Group plc, Class A(1)(2)	3		263
Nestle SA(2)	2		162
	Shares Held	Value
FOOD PRODUCTS (continued)
Tyson Foods, Inc., Class A	5	$333
		758
GAS UTILITIES - 0.5%
Atmos Energy Corp.	1	82

HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
Baxter International, Inc.	8	280
Koninklijke Philips NV(1)(2)*	9	235
Medtronic plc	3	304
		819
HEALTH CARE REITS - 1.7%
Universal Health Realty Income Trust	7	268

HOTELS, RESTAURANTS & LEISURE - 3.3%
Compass Group plc(1)(2)	3	84
MGM China Holdings Ltd.(1)(2)	166	223
Vail Resorts, Inc.	1	235
		542
INDUSTRIAL REITS - 1.6%
Lineage, Inc.	4	256

LEISURE PRODUCTS - 1.5%
Polaris, Inc.	6	251

MACHINERY - 2.3%
Otis Worldwide Corp.	4	372

MEDIA - 4.9%
Cable One, Inc.	1	155
Comcast Corp., Class A(5)	11	404
Omnicom Group, Inc.	3	243
		802
OIL, GAS & CONSUMABLE FUELS - 5.9%
Diamondback Energy, Inc.	2	278
EOG Resources, Inc.	3	429
Permian Resources Corp., Class A	18	245
		952
PHARMACEUTICALS - 2.0%
Merck & Co., Inc.	4	323

RETAIL REITS - 1.7%
NNN REIT, Inc.	7	282

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
NXP Semiconductors NV(1)	1	235
Texas Instruments, Inc.	1	239
		474
SPECIALIZED REITS - 4.6%
Lamar Advertising Co., Class A	5	539
Public Storage	1	202
		741
TOBACCO - 4.9%
Altria Group, Inc.	2	137

Artisan Partners Funds	57

	Shares Held	Value
TOBACCO (continued)
Philip Morris International, Inc.(5)	4	$668
		805
Total common stocks and equity-linked security (Cost $13,846)		14,859

	Principal Amount
CONVERTIBLE BONDS - 2.4%

MEDIA - 1.1%
Cable One, Inc.
Zero Coupon, 3/15/2026	106	100
1.13%, 3/15/2028	97	77
		177
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
Redwood Trust, Inc.
7.75%, 6/15/2027	215	212

Total convertible bonds (Cost $399)		389

CORPORATE BONDS - 2.3%

BROADLINE RETAIL - 1.3%
ANGI Group LLC
3.88%, 8/15/2028(6)	228	207

MEDIA - 1.0%
Cable One, Inc.
4.00%, 11/15/2030(6)	209	166

Total corporate bonds (Cost $366)		373

	Shares Held
PREFERRED STOCK - 1.7%

BANKS - 1.7%
WaFd, Inc. Series A, 4.88%(7) (Cost $234)	17	280

CONVERTIBLE PREFERRED STOCK - 0.9%

AEROSPACE & DEFENSE - 0.9%
Boeing Co. (The)
6.00%, 10/15/2027 (Cost $131)	3	150

SHORT-TERM INVESTMENT - 1.2%

INVESTMENT COMPANY - 1.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.22%(8) (Cost $195)	195	195

Total investments - 99.9% (Cost $15,171)		16,246

WRITTEN OPTION CONTRACTS - (0.3)% (Premiums received $(23))		(52)

Other assets less liabilities - 0.4%		74

Total net assets - 100.0%#		$16,268
(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
MGM China Holdings Ltd.	Macau	HKD
NXP Semiconductors NV	China	USD
Ryanair Holdings plc, Equity-Linked Security	Ireland	USD

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,978, or 12.2% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc, Equity-Linked Security	3/12/2024 - 10/22/2024	$296	$330	2.0%

(4)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for written options.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Perpetual security. The rate reflected was the rate in effect on March 31, 2025.
(8)	Represents the current yield as of March 31, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,413	8.7%
Consumer Discretionary	1,486	9.2
Consumer Staples	2,705	16.7
Energy	1,197	7.4
Financials	3,041	18.7
Health Care	1,142	7.0
Industrials	1,338	8.2
Information Technology	473	2.9
Real Estate	1,547	9.5
Utilities	1,709	10.5
Short-Term Investment	195	1.2
Total investments	$16,246	100.0%

58	Artisan Partners Funds

WRITTEN OPTION CONTRACTS
Dollar values in thousands except exercise price
Call Options

Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Paid (Received) by Fund	Market Value	Unrealized Appreciation (Depreciation)
8	Altria Group, Inc.	$55.00	$48	06/20/25	$(2)	$(5)	$(3)
2	Atmos Energy Corp.	145.00	31	08/15/25	(1)	(3)	(2)
2	CME Group, Inc.	260.00	53	09/19/25	(2)	(4)	(2)
7	Coca-Cola Co. (The)	67.50	50	06/20/25	(2)	(4)	(2)
1	Goldman Sachs Group, Inc. (The)	670.00	55	07/18/25	(2)	— ^	2
3	Morgan Stanley	150.00	35	09/19/25	(1)	— ^	1
5	Otis Worldwide Corp.	100.00	52	05/16/25	(2)	(3)	(1)
5	Philip Morris International, Inc.	125.00	79	06/20/25	(2)	(18)	(16)
5	Philip Morris International, Inc.	155.00	79	09/19/25	(4)	(7)	(3)
1	Visa, Inc.	315.00	35	06/20/25	(2)	(4)	(2)
1	Visa, Inc.	355.00	35	06/20/25	(1)	(1)	— ^
1	Visa, Inc.	340.00	35	09/19/25	(2)	(3)	(1)
Total written option contracts					$(23)	$(52)	$(29)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2025 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES*	FLOATING RATE		FOCUS
ASSETS:
Investments in securities, unaffiliated, at value	$3,470,552	$66,831	$78,628		$922,933
Short-term investments, at value	124,167	26,476	7,021		49,562
Total investments	3,594,719	93,307	85,649		972,495
Cash	23,497	202	980		10,287
Cash pledged for centrally cleared swap contracts	—	1,962	—		—
Deposits with broker for foreign currency forward contracts	—	2,283	—		—
Deposits with broker for futures contracts	—	479	—		—
Foreign currency	117	104	—		2
Unrealized appreciation on foreign currency forward contracts	—	729	—		996
Receivable from investments sold	15,271	51	319		28,404
Receivable from fund shares sold	3,555	198	123		2,271
Receivable for variation margin on futures contracts	—	2	—		—
Receivable for variation margin on centrally cleared swap contracts	—	12	—		—
Receivable from the Adviser	—	45	—		—
Dividends and interest receivable	1,820	1,309	367		705
Other assets	481	12	20		149
Total assets	3,639,460	100,695	87,458		1,015,309
LIABILITIES:
Reverse repurchase agreements	—	163	—		—
Unrealized depreciation on unfunded loan commitments	—	—	—	^	—
Unrealized depreciation on foreign currency forward contracts	—	383	—		2,932
Dividends payable	—	—	6		—
Payable for investments purchased	17,435	5,615	1,968		22,036
Payable for fund shares redeemed	3,308	13	221		526
Payable for return of cash collateral for foreign currency forward contracts	—	230	—		—
Payable for operating expenses	771	181	170		237
Payable for management fees	515	—	2		136
Payable for deferred director’s compensation	445	9	10		131
Payable for foreign taxes on unrealized gains	1,256	44	—		—
Total liabilities	23,730	6,638	2,377		25,998
Total net assets	$3,615,730	$94,057	$85,081		$989,311
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,606,407	$94,083	$88,226		$760,188
Total distributable earnings (loss)	1,009,323	(26)	(3,145)		229,123
Total net assets	$3,615,730	$94,057	$85,081		$989,311
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$333,609	$6,413	$24,543		$39,154
Advisor Shares	$1,799,729	$27,925	$27,256		$652,408
Institutional Shares	$1,482,392	$59,719	$33,282		$297,749
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	15,404,580	625,711	2,592,759		1,856,242
Advisor Shares	82,080,851	2,726,073	2,879,945		30,670,058
Institutional Shares	67,118,958	5,825,765	3,517,295		13,945,119
Net asset value per share
Investor Shares	$21.66	$10.25	$9.47		$21.09
Advisor Shares	$21.93	$10.24	$9.46		$21.27
Institutional Shares	$22.09	$10.25	$9.46		$21.35
Cost of total investments	$2,178,321	$92,871	$87,155		$793,090
Cost of foreign currency held	$91	$104	$—		$2

*	Consolidated statement

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED*
ASSETS:
Investments in securities, unaffiliated, at value	$209,276		$145,196	$1,920,444	$197,732
Short-term investments, at value	12,061		4,621	53,994	101,612
Total investments	221,337		149,817	1,974,438	299,344
Cash	1,927		1,477	21,344	5,562
Cash pledged for centrally cleared swap contracts	—		—	—	13,473
Deposits with broker for foreign currency forward contracts	—		—	—	7,621
Deposits with broker for futures contracts	—		—	—	1,407
Foreign currency	60		92	1,502	2,065
Unrealized appreciation on foreign currency forward contracts	—		—	—	1,902
Security lending income receivable	—	^	30	—	—
Receivable from investments sold	619		7,199	20,066	1,172
Receivable from fund shares sold	20		54	4,594	5,516
Receivable for variation margin on centrally cleared swap contracts	—		—	—	147
Receivable from the Adviser	—		—	—	42
Dividends and interest receivable	182		470	1,938	3,930
Other assets	26		28	407	13
Total assets	224,171		159,167	2,024,289	342,194
LIABILITIES:
Swap contracts, at value	—		—	—	97	(1)
Short positions in securities, at value	—		—	—	20,542
Reverse repurchase agreements	—		—	—	200
Unrealized depreciation on foreign currency forward contracts	—		—	—	1,493
Payable for investments purchased	675		592	9,215	18,776
Payable for fund shares redeemed	26		20	4,823	155
Payable for variation margin on futures contracts	—		—	—	9
Payable for return of cash collateral for foreign currency forward contracts	—		—	—	300
Payable upon return of securities loaned	—		2,292	—	—
Payable for operating expenses	125		157	596	315
Payable for management fees	30		15	247	—
Payable for deferred director’s compensation	24		25	384	9
Payable for foreign taxes on unrealized gains	—		—	—	73
Total liabilities	880		3,101	15,265	41,969
Total net assets	$223,291		$156,066	$2,009,024	$300,225
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$164,015		$120,788	$1,348,850	$297,018
Total distributable earnings	59,276		35,278	660,174	3,207
Total net assets	$223,291		$156,066	$2,009,024	$300,225
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$31,042		$59,833	$590,992	$15,330
Advisor Shares	$15,956		$5,078	$415,935	$218,183
Institutional Shares	$176,293		$91,155	$1,002,097	$66,712
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,535,647		2,930,714	19,481,264	1,477,359
Advisor Shares	785,696		248,684	13,501,630	21,020,692
Institutional Shares	8,601,724		4,397,006	31,895,325	6,425,228
Net asset value per share
Investor Shares	$20.21		$20.42	$30.34	$10.38
Advisor Shares	$20.31		$20.42	$30.81	$10.38
Institutional Shares	$20.50		$20.73	$31.42	$10.38
Cost of total investments	$181,310		$137,186	$1,640,274	$295,888
Cost of foreign currency held	$61		$92	$1,502	$2,012
Value of securities on loan	$—		$2,199	$—	$—
Proceeds from short positions in securities	$—		$—	$—	$20,074

*	Consolidated statement
^	Amount rounds to less than $1
(1)	Net of upfront payments paid of $45

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME		INTERNATIONAL	INTERNATIONAL EXPLORER
ASSETS:
Investments in securities, unaffiliated, at value	$2,367,720	$8,661,599		$4,828,052	$224,798
Short-term investments, at value	131,722	634,922		175,970	37,176
Total investments	2,499,442	9,296,521		5,004,022	261,974
Cash	15,479	70,327		41,152	340
Foreign currency	5,140	268		12,775	227
Unrealized appreciation on foreign currency forward contracts	93	—		—	—
Security lending income receivable	—	34		54	—
Receivable from investments sold	2,875	24,634		22,492	1
Receivable from fund shares sold	1,809	15,366		6,116	2,728
Dividends and interest receivable	7,792	133,649		25,431	850
Other assets	286	876		924	11
Total assets	2,532,916	9,541,675		5,112,966	266,131
LIABILITIES:
Unrealized depreciation on unfunded loan commitments	—	—	^	—	—
Unrealized depreciation on foreign currency forward contracts	571	384		—	—
Dividends payable	—	15,537		—	—
Payable for investments purchased	868	145,562		40,342	2,501
Payable for fund shares redeemed	1,976	27,260		4,116	253
Payable upon return of securities loaned	—	46,352		35,907	—
Payable for operating expenses	342	1,344		1,318	105
Payable for management fees	344	851		653	38
Payable for deferred director’s compensation	262	587		876	8
Payable for foreign taxes on unrealized gains	—	—		—	37
Total liabilities	4,363	237,877		83,212	2,942
Total net assets	$2,528,553	$9,303,798		$5,029,754	$263,189
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,577,067	$9,718,136		$3,524,772	$242,631
Total distributable earnings (loss)	951,486	(414,338)		1,504,982	20,558
Total net assets	$2,528,553	$9,303,798		$5,029,754	$263,189
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$237,206	$656,374		$1,471,163
Advisor Shares	$367,701	$3,592,782		$875,797	$189,298
Institutional Shares	$1,923,646	$5,054,642		$2,682,794	$73,891
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	9,883,079	72,467,442		49,857,144
Advisor Shares	15,350,055	396,957,439		29,842,435	15,082,371
Institutional Shares	80,064,184	558,468,851		90,392,830	5,884,911
Net asset value per share
Investor Shares	$24.00	$9.06		$29.51
Advisor Shares	$23.95	$9.05		$29.35	$12.55
Institutional Shares	$24.03	$9.05		$29.68	$12.56
Cost of total investments	$1,552,308	$9,493,703		$4,262,894	$254,944
Cost of foreign currency held	$5,143	$255		$12,850	$226
Value of securities on loan	$—	$45,290		$34,385	$—

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$3,519,930	$28,695,653	$3,464,712		$1,029,338
Investments in securities, affiliated, at value	—	3,222,617	—		—
Short-term investments, at value	—	4,839,848	57,656		10,753
Total investments	3,519,930	36,758,118	3,522,368		1,040,091
Cash	16,517	201,885	33,281		9,379
Foreign currency	1,859	68,257	—	^	—
Unrealized appreciation on foreign currency forward contracts	—	1,379	—		—
Receivable from investments sold	117,301	209	—		554
Receivable from fund shares sold	3,627	47,555	44,302		384
Dividends and interest receivable	16,604	169,584	853		1,268
Other assets	406	2,538	618		227
Total assets	3,676,244	37,249,525	3,601,422		1,051,903
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	—	6,985	—		—
Payable for investments purchased	3,544	27,595	6,074		—
Payable for fund shares redeemed	3,121	65,172	8,045		1,817
Payable for operating expenses	664	4,923	752		352
Payable for management fees	533	4,756	465		129
Payable for deferred director’s compensation	364	2,201	575		194
Payable for foreign taxes on unrealized gains	958	72,964	—		—
Total liabilities	9,184	184,596	15,911		2,492
Total net assets	$3,667,060	$37,064,929	$3,585,511		$1,049,411
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,360,025	$27,652,138	$2,191,681		$671,154
Total distributable earnings	307,035	9,412,791	1,393,830		378,257
Total net assets	$3,667,060	$37,064,929	$3,585,511		$1,049,411
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$134,847	$3,137,954	$941,909		$300,671
Advisor Shares	$783,129	$11,424,809	$473,861		$184,189
Institutional Shares	$2,749,084	$22,502,166	$2,169,741		$564,551
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	8,008,397	63,515,830	30,008,524		19,483,140
Advisor Shares	46,191,633	231,789,578	14,727,388		12,016,744
Institutional Shares	160,238,842	454,141,095	56,263,855		36,793,846
Net asset value per share
Investor Shares	$16.84	$49.40	$31.39		$15.43
Advisor Shares	$16.95	$49.29	$32.18		$15.33
Institutional Shares	$17.16	$49.55	$38.56		$15.34
Cost of total investments excluding affiliated issuers	$3,276,249	$23,847,480	$2,571,251		$759,726
Cost of securities of affiliated issuers held	$—	$3,421,839	$—		$—
Cost of foreign currency held	$1,843	$68,451	$—	^	$—

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP		SUSTAINABLE EMERGING MARKETS		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$52,962	$1,047,630		$212,306		$301,904
Short-term investments, at value	5,368	29,684		13,748		5,265
Total investments	58,330	1,077,314		226,054		307,169
Cash	276	13,846		616		1,881
Foreign currency	32	—		1,406		—	^
Unrealized appreciation on foreign currency forward contracts	6	—		—		—
Security lending income receivable	—	—	^	—	^	—
Receivable from investments sold	76	7,666		176		83
Receivable from fund shares sold	1	745		2,508		247
Dividends and interest receivable	60	194		323		1,054
Other assets	15	249		21		39
Total assets	58,796	1,100,014		231,104		310,473
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	17	—		—		—
Payable for investments purchased	—	3,570		1,367		—
Payable for fund shares redeemed	—	1,276		87		238
Payable upon return of securities loaned	—	—		2,944		—
Payable for operating expenses	98	476		156		144
Payable for management fees	3	149		7		14
Payable for deferred director’s compensation	15	236		19		36
Payable for foreign taxes on unrealized gains	—	—		834		—
Total liabilities	133	5,707		5,414		432
Total net assets	$58,663	$1,094,307		$225,690		$310,041
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$42,754	$824,733		$339,276		$188,372
Total distributable earnings (loss)	15,909	269,574		(113,586)		121,669
Total net assets	$58,663	$1,094,307		$225,690		$310,041
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$3,851	$426,842		$13,906		$78,093
Advisor Shares	$1,930	$211,015		$62,412		$73,941
Institutional Shares	$52,882	$456,450		$149,372		$158,007
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	236,936	13,485,182		782,812		5,314,540
Advisor Shares	118,558	6,581,601		3,517,356		5,066,924
Institutional Shares	3,267,365	13,883,118		8,259,558		10,822,345
Net asset value per share
Investor Shares	$16.25	$31.65		$17.76		$14.69
Advisor Shares	$16.28	$32.06		$17.74		$14.59
Institutional Shares	$16.18	$32.88		$18.08		$14.60
Cost of total investments	$43,484	$903,608		$189,910		$223,196
Cost of foreign currency held	$32	$—		$1,390		$—	^
Value of securities on loan	$—	$—		$439		$—

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

	VALUE INCOME
ASSETS:
Investments in securities, unaffiliated, at value	$16,051
Short-term investments, at value	195
Total investments	16,246
Cash	95
Foreign currency	—	^
Receivable from the Adviser	5
Dividends and interest receivable	56
Other assets	9
Total assets	16,411
LIABILITIES:
Written options, at value	52	(1)
Payable for operating expenses	82
Payable for deferred director’s compensation	9
Total liabilities	143
Total net assets	$16,268
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$15,157
Total distributable earnings	1,111
Total net assets	$16,268
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$966
Advisor Shares	$2,185
Institutional Shares	$13,117
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	92,067
Advisor Shares	207,938
Institutional Shares	1,247,767
Net asset value per share
Investor Shares	$10.50
Advisor Shares	$10.51
Institutional Shares	$10.51
Cost of total investments	$15,171
Cost of foreign currency held	$—	^

^	Amount rounds to less than $1
(1)	Premiums received $23

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2025 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES *	FLOATING RATE	FOCUS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$7,587	$32	$184	$6,592
Interest (2)	1,008	3,910	3,125	310
Total investment income	8,595	3,942	3,309	6,902
EXPENSES:
Management fees	18,770	311	264	5,437
Transfer agent fees
Investor	432	19	27	58
Advisor	804	24	23	324
Institutional	11	10	11	10
Shareholder Communications	14	22	21	25
Custodian fees	100	39	2	17
Accounting fees	39	75	98	35
Professional fees	104	62	37	61
ReFlow fees	—	—	—	161
Registration fees
Investor	7	14	16	6
Advisor	22	14	15	9
Institutional	11	15	15	16
Director’s fees	58	3	3	16
Interest expense	—	2	—	—
Other operating expenses	57	8	7	22
Total operating expenses	20,429	618	539	6,197
Less amounts waived or paid by the Adviser	—	(147)	(115)	—
Total operating expenses	20,429	471	424	6,197
Net investment income (loss)	(11,834)	3,471	2,885	705
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers (2)	310,515	210	(278)	119,432
Foreign currency forward contracts	—	367	—	3,233
Foreign currency related transactions	(45)	(580)	—	(108)
Futures contracts	—	843	—	—
Written options	—	—	—	(4,612)
Swap contracts	—	133	—	— ^
Total realized gain (loss)	310,470	973	(278)	117,945
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (3)	(210,430)	(1,406)	(899)	(101,156)
Foreign currency forward contracts	—	208	—	(431)
Foreign currency related transactions	(16)	(138)	—	(1)
Futures contracts	—	(156)	—	—
Written options	—	—	—	(548)
Swap contracts	—	(406)	—	—
Unfunded loan commitments	—	—	1	—
Total decrease in unrealized appreciation or depreciation	(210,446)	(1,898)	(898)	(102,136)
Net gain (loss) on investments and foreign currency related transactions	100,024	(925)	(1,176)	15,809
Net increase in net assets resulting from operations	$88,190	$2,546	$1,709	$16,514

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$208	$—	$—	$117
(2) Net of foreign taxes withheld on interest	—	174	—	—
(3) Net of foreign taxes on realized gains	—	13	—	—
(4) Net of increase(decrease) in foreign taxes on unrealized gains	(5,994)	—	—	—
* Consolidated statement.
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED *
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$483	$831	$7,043	$291
Interest (2)	43	82	989	7,149
Income from securities lending	2	32	—	— ^
Total investment income	528	945	8,032	7,440
EXPENSES:
Management fees	1,206	791	10,529	805
Transfer agent fees
Investor	49	90	792	25
Advisor	20	14	260	56
Institutional	11	11	11	15
Shareholder Communications	12	10	32	25
Custodian fees	9	21	46	62
Accounting fees	39	39	39	130
Professional fees	34	52	105	66
ReFlow fees	—	—	425	—
Registration fees
Investor	5	14	8	14
Advisor	13	7	18	31
Institutional	11	9	10	14
Director’s fees	4	3	32	3
Interest expense	—	—	—	1
Dividends on securities sold short	—	—	—	111
Interest on securities sold short	—	—	—	227
Other operating expenses	10	6	43	10
Total operating expenses	1,423	1,067	12,350	1,595
Less amounts waived or paid by the Adviser	(13)	(17)	—	(291)
Net expenses	1,410	1,050	12,350	1,304
Net investment income (loss)	(882)	(105)	(4,318)	6,136
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers (2)	25,228	30,808	353,071	1,197
Foreign currency forward contracts	—	—	—	(312)
Foreign currency related transactions	(3)	(15)	(96)	(356)
Futures contracts	—	—	—	822
Securities sold short	—	—	—	(261)
Swap contracts	—	—	—	(874)
Total realized gain	25,225	30,793	352,975	216
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (3)	(25,840)	(19,830)	(476,203)	442
Foreign currency forward contracts	—	—	—	801
Foreign currency related transactions	(7)	(9)	(37)	(207)
Futures contracts	—	—	—	(81)
Swap contracts	—	—	—	1,384
Securities sold short	—	—	—	(88)
Total increase (decrease) in unrealized appreciation or depreciation	(25,847)	(19,839)	(476,240)	2,251
Net gain (loss) on investments and foreign currency related transactions	(622)	10,954	(123,265)	2,467
Net increase (decrease) in net assets resulting from operations	$(1,504)	$10,849	$(127,583)	$8,603

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$3	$31	$145	$4
(2) Net of foreign taxes withheld on interest	—	—	—	252
(3) Net of foreign taxes on realized gains	—	—	—	16
(4) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	—	(4)
* Consolidated statement.
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$20,011	$17,521	$36,537	$1,896
Interest	2,648	331,685	5,946	9
Income from securities lending	—	317	68	—
Total investment income	22,659	349,523	42,551	1,905
EXPENSES:
Management fees	12,193	30,349	24,035	1,127
Transfer agent fees
Investor	273	778	1,633
Advisor	148	1,698	393	66
Institutional	7	9	9	10
Shareholder Communications	19	182	41	14
Custodian fees	45	39	223	17
Accounting fees	39	89	39	39
Professional fees	88	197	147	33
Registration fees
Investor	16	26	17
Advisor	15	52	24	13
Institutional	10	61	16	6
Director’s fees	36	145	72	3
Other operating expenses	44	134	102	7
Total operating expenses	12,933	33,759	26,751	1,335
Net investment income	9,726	315,764	15,800	570
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	70,903	(109,944)	842,499	14,562
Investments, from affiliated issuers	—	—	—	(642)
Foreign currency forward contracts	—	521	—	—
Foreign currency related transactions	85	(13)	(891)	(5)
Total realized gain (loss)	70,988	(109,436)	841,608	13,915
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (2)	37,423	(32,400)	(565,068)	(7,224)
Investments, from affiliated issuers	—	—	—	(1,409)
Foreign currency forward contracts	(478)	(246)	—	—
Foreign currency related transactions	(192)	10	(730)	(1)
Unfunded loan commitments	—	— ^	—	—
Total increase (decrease) in unrealized appreciation or depreciation	36,753	(32,636)	(565,798)	(8,634)
Net gain (loss) on investments and foreign currency related transactions	107,741	(142,072)	275,810	5,281
Net increase in net assets resulting from operations	$117,467	$173,692	$291,610	$5,851

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$740	$—	$3,123	$81
(2) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	—	(119)
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$19,869	$420,772	$5,245	$12,522
Dividends, from affiliated issuers	—	15,390	—	—
Interest	751	33,645	726	213
Income from securities lending	—	537	—	—
Total investment income	20,620	470,344	5,971	12,735
EXPENSES:
Management fees	22,231	165,177	19,643	4,996
Transfer agent fees
Investor	211	3,545	1,377	369
Advisor	468	5,386	265	122
Institutional	8	13	8	11
Shareholder Communications	211	403	119	34
Custodian fees	177	1,117	26	8
Accounting fees	39	39	28	28
Professional fees	203	711	102	46
ReFlow fees	—	—	—	78
Registration fees
Investor	16	19	9	18
Advisor	29	96	19	15
Institutional	45	77	19	18
Director’s fees	65	541	56	16
Other operating expenses	73	519	79	30
Total operating expenses	23,776	177,643	21,750	5,789
Net investment income (loss)	(3,156)	292,701	(15,779)	6,946
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	114,992	197,463	555,682	94,138
Investments, from affiliated issuers	—	— ^	—	—
Foreign currency related transactions	(636)	— ^	(6)	—
Total realized gain	114,356	197,463	555,676	94,138
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (2)	(496,625)	(371,288)	(593,330)	(152,819)
Investments, from affiliated issuers	—	(783,735)	—	—
Foreign currency forward contracts	—	(5,606)	—	—
Foreign currency related transactions	(357)	(4,256)	(5)	—
Total decrease in unrealized appreciation or depreciation	(496,982)	(1,164,885)	(593,335)	(152,819)
Net loss on investments and foreign currency related transactions	(382,626)	(967,422)	(37,659)	(58,681)
Net decrease in net assets resulting from operations	$(385,782)	$(674,721)	$(53,438)	$(51,735)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,576	$27,323	$—	$—
(2) Net of increase(decrease) in foreign taxes on unrealized gains	(999)	(25,680)	—	—
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$407	$1,078	$1,464	$3,791
Interest	6	307	13	444
Income from securities lending	—	16	3	—
Total investment income	413	1,401	1,480	4,235
EXPENSES:
Management fees	202	6,354	736	1,218
Transfer agent fees
Investor	19	581	29	99
Advisor	11	137	29	53
Institutional	11	11	10	11
Shareholder Communications	9	45	8	18
Custodian fees	3	12	41	6
Accounting fees	28	28	39	28
Professional fees	21	49	48	32
ReFlow fees	—	—	—	32
Registration fees
Investor	14	12	5	15
Advisor	14	21	5	16
Institutional	14	9	6	9
Director’s fees	3	16	3	5
Other operating expenses	3	28	5	10
Total operating expenses	352	7,303	964	1,552
Less amounts waived or paid by the Adviser	(52)	—	(75)	(101)
Net expenses	300	7,303	889	1,451
Net investment income (loss)	113	(5,902)	591	2,784
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,744	173,871	(1,079)	37,910
Foreign currency related transactions	(1)	—	(54)	(25)
Total realized gain (loss)	1,743	173,871	(1,133)	37,885
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (2)	500	(279,932)	(6,151)	(35,568)
Foreign currency forward contracts	(11)	—	—	—
Foreign currency related transactions	— ^	—	9	(1)
Total increase (decrease) in unrealized appreciation or depreciation	489	(279,932)	(6,142)	(35,569)
Net gain (loss) on investments and foreign currency related transactions	2,232	(106,061)	(7,275)	2,316
Net increase (decrease) in net assets resulting from operations	$2,345	$(111,963)	$(6,684)	$5,100

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$4	$5	$155	$13
(2) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	(396)	—
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2025 (Unaudited) (Continued)

Dollar values in thousands

VALUE INCOME
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$249
Interest	38
Income from securities lending	— ^
Total investment income	287
EXPENSES:
Management fees	57
Transfer agent fees
Investor	20
Advisor	11
Institutional	11
Shareholder Communications	10
Custodian fees	3
Accounting fees	35
Professional fees	25
Registration fees
Investor	13
Advisor	13
Institutional	13
Director’s fees	3
Other operating expenses	7
Total operating expenses	221
Less amounts waived or paid by the Adviser	(135)
Net expenses	86
Net investment income	201
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	352
Foreign currency related transactions	(2)
Written options	9
Total realized gain	359
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(761)
Foreign currency related transactions	— ^
Written options	(24)
Total decrease in unrealized appreciation or depreciation	(785)
Net loss on investments and foreign currency related transactions	(426)
Net decrease in net assets resulting from operations	$(225)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$— ^
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS DEBT OPPORTUNITIES*
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(11,834)	$(13,904)	$3,471	$4,474
Net realized gain (loss) on:
Investments, from unaffiliated issuers	310,515	212,756	210	1,088
Foreign currency forward contracts	—	(1)	367	(316)
Foreign currency related transactions	(45)	(211)	(580)	(135)
Securities sold short	—	—	—	— ^
Futures contracts	—	—	843	(614)
Swap contracts	—	—	133	(513)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(210,430)	932,085	(1,406)	2,479
Foreign currency forward contracts	—	1	208	407
Foreign currency related transactions	(16)	44	(138)	46
Securities sold short	—	—	—	(6)
Futures contracts	—	—	(156)	(218)
Swap contracts	—	—	(406)	777
Net increase in net assets resulting from operations	88,190	1,130,770	2,546	7,469
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	—	(209)	(397)
Advisor Shares	—	—	(1,256)	(1,792)
Institutional Shares	—	—	(2,531)	(3,582)
Total distributions to shareholders	—	—	(3,996)	(5,771)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(80,175)	(332,403)	19,918	37,582
Total increase in net assets	8,015	798,367	18,468	39,280
Net assets, beginning of period	3,607,715	2,809,348	75,589	36,309
Net assets, end of period	$3,615,730	$3,607,715	$94,057	$75,589

*	Consolidated statement

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	FLOATING RATE		FOCUS
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$2,885	$6,304	$705	$1,685
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(278)	(1,196)	119,432	153,029
Foreign currency forward contracts	—	—	3,233	2,947
Foreign currency related transactions	—	—	(108)	31
Written options	—	—	(4,612)	(21,741)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(899)	395	(101,156)	228,085
Foreign currency forward contracts	—	—	(431)	(3,219)
Foreign currency related transactions	—	—	(1)	2
Written options	—	—	(548)	543
Unfunded loan commitments	1	(1)	—	—
Net increase in net assets resulting from operations	1,709	5,502	16,514	361,362
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(568)	(1,042)	(4,815)	—
Advisor Shares	(927)	(2,036)	(78,437)	—
Institutional Shares	(1,274)	(2,964)	(37,595)	—
Total distributions to shareholders	(2,769)	(6,042)	(120,847)	—
Tax return of capital:
Advisor Shares	—	(81)	—	—
Institutional Shares	—	(117)	—	—
Investor Shares	—	(41)	—	—
Total return of capital	—	(239)	—	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	13,326	21,429	(67,358)	(122,196)
Total increase (decrease) in net assets	12,266	20,650	(171,691)	239,166
Net assets, beginning of period	72,815	52,165	1,161,002	921,836
Net assets, end of period	$85,081	$72,815	$989,311	$1,161,002

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(882)	$(1,252)	$(105)	$457
Net realized gain (loss) on:
Investments, from unaffiliated issuers	25,228	31,510	30,808	19,359
Foreign currency related transactions	(3)	32	(15)	(1)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(25,840)	19,344	(19,830)	26,670
Foreign currency related transactions	(7)	5	(9)	44
Net increase (decrease) in net assets resulting from operations	(1,504)	49,639	10,849	46,529
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(281)	—	(6,881)	(630)
Advisor Shares	(143)	—	(520)	(47)
Institutional Shares	(1,664)	—	(10,398)	(1,114)
Total distributions to shareholders	(2,088)	—	(17,799)	(1,791)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(16,512)	(25,815)	(18,480)	(49,304)
Total increase (decrease) in net assets	(20,104)	23,824	(25,430)	(4,566)
Net assets, beginning of period	243,395	219,571	181,496	186,062
Net assets, end of period	$223,291	$243,395	$156,066	$181,496

	GLOBAL OPPORTUNITIES		GLOBAL UNCONSTRAINED*
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(4,318)	$(7,568)	$6,136	$5,520
Net realized gain (loss) on:
Investments, from unaffiliated issuers	353,071	742,723	1,197	1,235
Foreign currency forward contracts	—	—	(312)	(355)
Foreign currency related transactions	(96)	208	(356)	(304)
Securities sold short	—	—	(261)	(94)
Futures contracts	—	—	822	(889)
Swap contracts	—	—	(874)	(921)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(476,203)	5,691	442	3,752
Foreign currency forward contracts	—	—	801	(277)
Foreign currency related transactions	(37)	56	(207)	147
Securities sold short	—	—	(88)	(469)
Futures contracts	—	—	(81)	(350)
Swap contracts	—	—	1,384	(820)
Net increase (decrease) in net assets resulting from operations	(127,583)	741,110	8,603	6,175
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(73,932)	(16,515)	(364)	(327)
Advisor Shares	(53,701)	(11,043)	(3,466)	(3,527)
Institutional Shares	(137,227)	(35,857)	(1,206)	(2,140)
Total distributions to shareholders	(264,860)	(63,415)	(5,036)	(5,994)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(155,537)	(737,836)	178,289	70,917
Total increase (decrease) in net assets	(547,980)	(60,141)	181,856	71,098
Net assets, beginning of period	2,557,004	2,617,145	118,369	47,271
Net assets, end of period	$2,009,024	$2,557,004	$300,225	$118,369

*	Consolidated statement

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$9,726	$30,939	$315,764	$619,195
Net realized gain (loss) on:
Investments, from unaffiliated issuers	70,903	97,092	(109,944)	(34,521)
Foreign currency forward contracts	—	—	521	(154)
Foreign currency related transactions	85	348	(13)	5
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	37,423	454,003	(32,400)	536,385
Foreign currency forward contracts	(478)	—	(246)	(112)
Foreign currency related transactions	(192)	239	10	5
Unfunded loan commitments	—	—	— ^	9
Net increase in net assets resulting from operations	117,467	582,621	173,692	1,120,812
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(11,534)	(6,088)	(20,789)	(49,559)
Advisor Shares	(17,630)	(8,466)	(120,295)	(253,878)
Institutional Shares	(98,824)	(52,295)	(169,183)	(315,660)
Total distributions to shareholders	(127,988)	(66,849)	(310,267)	(619,097)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	29,290	(57,705)	615,035	1,164,556
Total increase in net assets	18,769	458,067	478,460	1,666,271
Net assets, beginning of period	2,509,784	2,051,717	8,825,338	7,159,067
Net assets, end of period	$2,528,553	$2,509,784	$9,303,798	$8,825,338

	INTERNATIONAL		INTERNATIONAL EXPLORER
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$15,800	$45,918	$570	$1,288
Net realized gain (loss) on:
Investments, from unaffiliated issuers	842,499	418,724	14,562	2,474
Investments, from affiliated issuers	—	—	(642)	—
Foreign currency related transactions	(891)	(37)	(5)	21
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(565,068)	715,754	(7,224)	14,812
Investments, from affiliated issuers	—	—	(1,409)	3,329
Foreign currency related transactions	(730)	1,641	(1)	3
Net increase in net assets resulting from operations	291,610	1,182,000	5,851	21,927
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(133,001)	(27,670)	—	—
Advisor Shares	(79,291)	(16,210)	(3,347)	(842)
Institutional Shares	(259,564)	(56,844)	(1,288)	(778)
Total distributions to shareholders	(471,856)	(100,724)	(4,635)	(1,620)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(76,927)	(680,964)	102,824	63,153
Total increase (decrease) in net assets	(257,173)	400,312	104,040	83,460
Net assets, beginning of period	5,286,927	4,886,615	159,149	75,689
Net assets, end of period	$5,029,754	$5,286,927	$263,189	$159,149

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(3,156)	$9,069	$292,701	$512,379
Net realized gain (loss) on:
Investments, from unaffiliated issuers	114,992	200,231	197,463	1,076,374
Investments, from affiliated issuers	—	(280)	— ^	3,001
Foreign currency related transactions	(636)	358	— ^	3,010
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(496,625)	525,460	(371,288)	5,940,606
Investments, from affiliated issuers	—	53,485	(783,735)	89,591
Foreign currency forward contracts	—	—	(5,606)	—
Foreign currency related transactions	(357)	332	(4,256)	4,498
Net increase (decrease) in net assets resulting from operations	(385,782)	788,655	(674,721)	7,629,459
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(1,570)	—	(94,786)	(105,512)
Advisor Shares	(9,470)	(31)	(343,928)	(354,826)
Institutional Shares	(31,492)	(2,174)	(718,358)	(798,550)
Total distributions to shareholders	(42,532)	(2,205)	(1,157,072)	(1,258,888)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(652,107)	(118,697)	2,679,782	1,705,622
Total increase (decrease) in net assets	(1,080,421)	667,753	847,989	8,076,193
Net assets, beginning of period	4,747,481	4,079,728	36,216,940	28,140,747
Net assets, end of period	$3,667,060	$4,747,481	$37,064,929	$36,216,940

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(15,779)	$(34,810)	$6,946	$10,231
Net realized gain (loss) on:
Investments, from unaffiliated issuers	555,682	598,564	94,138	155,161
Foreign currency related transactions	(6)	(9)	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(593,330)	127,557	(152,819)	53,400
Foreign currency related transactions	(5)	5	—	—
Net increase (decrease) in net assets resulting from operations	(53,438)	691,307	(51,735)	218,792
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(156,823)	—	(13,106)	(57,449)
Advisor Shares	(77,709)	—	(8,513)	(39,705)
Institutional Shares	(278,151)	—	(24,801)	(87,696)
Total distributions to shareholders	(512,683)	—	(46,420)	(184,850)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(153,164)	(862,606)	(26,933)	(6,330)
Total increase (decrease) in net assets	(719,285)	(171,299)	(125,088)	27,612
Net assets, beginning of period	4,304,796	4,476,095	1,174,499	1,146,887
Net assets, end of period	$3,585,511	$4,304,796	$1,049,411	$1,174,499

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$113	$293	$(5,902)	$(14,094)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,744	1,106	173,871	357,340
Foreign currency related transactions	(1)	1	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	500	10,915	(279,932)	(7,256)
Foreign currency forward contracts	(11)	—	—	—
Foreign currency related transactions	— ^	— ^	—	—
Net increase (decrease) in net assets resulting from operations	2,345	12,315	(111,963)	335,990
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(37)	(13)	(24,495)	—
Advisor Shares	(21)	(9)	(13,874)	—
Institutional Shares	(662)	(228)	(26,327)	—
Total distributions to shareholders	(720)	(250)	(64,696)	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	4,925	3,045	(121,793)	(567,892)
Total increase (decrease) in net assets	6,550	15,110	(298,452)	(231,902)
Net assets, beginning of period	52,113	37,003	1,392,759	1,624,661
Net assets, end of period	$58,663	$52,113	$1,094,307	$1,392,759

	SUSTAINABLE EMERGING MARKETS		VALUE
	Six Months Ended 3/31/2025	Year Ended 9/30/2024	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$591	$1,936	$2,784	$4,517
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(1,079)	(2,272)	37,910	29,702
Foreign currency related transactions	(54)	(24)	(25)	63
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(6,151)	32,093	(35,568)	37,452
Foreign currency related transactions	9	8	(1)	8
Net increase (decrease) in net assets resulting from operations	(6,684)	31,741	5,100	71,742
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(171)	(60)	(5,699)	(4,354)
Advisor Shares	(544)	(202)	(6,079)	(4,951)
Institutional Shares	(1,229)	(363)	(11,930)	(7,352)
Total distributions to shareholders	(1,944)	(625)	(23,708)	(16,657)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	64,963	42,737	(19,907)	(2,231)
Total increase (decrease) in net assets	56,335	73,853	(38,515)	52,854
Net assets, beginning of period	169,355	95,502	348,556	295,702
Net assets, end of period	$225,690	$169,355	$310,041	$348,556

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE INCOME
	Six Months Ended 3/31/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$201	$417
Net realized gain (loss) on:
Investments, from unaffiliated issuers	352	191
Foreign currency related transactions	(2)	2
Written options	9	29
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(761)	2,598
Foreign currency related transactions	— ^	— ^
Written options	(24)	(7)
Net increase (decrease) in net assets resulting from operations	(225)	3,230
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(11)	(25)
Advisor Shares	(25)	(55)
Institutional Shares	(151)	(318)
Total distributions to shareholders	(187)	(398)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	294	2,468
Total increase (decrease) in net assets	(118)	5,300
Net assets, beginning of period	16,386	11,086
Net assets, end of period	$16,268	$16,386

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD
Investor Shares
3/31/2025(11)	$ 21.16	(0.09)	0.59	0.50	—	—	—	$ 21.66	2.36%	$ 333,609	1.30%	n/a	(0.83)%	36.45%
9/30/2024	$ 14.84	(0.11)	6.43	6.32	—	—	—	$ 21.16	42.59%	$ 348,562	1.31%	n/a	(0.64)%	60.10%
9/30/2023	$ 12.12	(0.11)	2.85	2.74	(0.02)	—	(0.02)	$ 14.84	22.60%	$ 281,835	1.30%	n/a	(0.74)%	67.53%
9/30/2022	$ 25.55	(0.17)	(11.19)	(11.36)	—	(2.07)	(2.07)	$ 12.12	(48.39)%	$ 349,016	1.28%	n/a	(0.92)%	87.26%
9/30/2021	$ 22.98	(0.29)	3.97	3.68	—	(1.11)	(1.11)	$ 25.55	16.15%	$ 899,701	1.26%	n/a	(1.09)%	126.20%
9/30/2020	$ 13.44	(0.17)	9.71	9.54	—	—	—	$ 22.98	71.06%	$ 643,044	1.28%	n/a	(0.96)%	138.63%
Advisor Shares
3/31/2025(11)	$ 21.41	(0.07)	0.59	0.52	—	—	—	$ 21.93	2.48%	$ 1,799,729	1.13%	n/a	(0.66)%	36.45%
9/30/2024	$ 14.98	(0.08)	6.51	6.43	—	—	—	$ 21.41	42.86%	$ 1,716,768	1.13%	n/a	(0.46)%	60.10%
9/30/2023	$ 12.25	(0.08)	2.86	2.78	(0.05)	—	(0.05)	$ 14.98	22.80%	$ 1,318,082	1.13%	n/a	(0.56)%	67.53%
9/30/2022	$ 25.77	(0.14)	(11.31)	(11.45)	—	(2.07)	(2.07)	$ 12.25	(48.32)%	$ 1,620,067	1.11%	n/a	(0.75)%	87.26%
9/30/2021	$ 23.13	(0.24)	3.99	3.75	—	(1.11)	(1.11)	$ 25.77	16.35%	$ 4,648,125	1.09%	n/a	(0.92)%	126.20%
9/30/2020	$ 13.51	(0.14)	9.76	9.62	—	—	—	$ 23.13	71.28%	$ 3,513,504	1.13%	n/a	(0.81)%	138.63%
Institutional Shares
3/31/2025(11)	$ 21.55	(0.06)	0.60	0.54	—	—	—	$ 22.09	2.51%	$ 1,482,392	1.04%	n/a	(0.58)%	36.45%
9/30/2024	$ 15.07	(0.07)	6.55	6.48	—	—	—	$ 21.55	43.00%	$ 1,542,385	1.05%	n/a	(0.38)%	60.10%
9/30/2023	$ 12.33	(0.07)	2.88	2.81	(0.07)	—	(0.07)	$ 15.07	22.88%	$ 1,209,431	1.05%	n/a	(0.48)%	67.53%
9/30/2022	$ 25.90	(0.12)	(11.38)	(11.50)	—	(2.07)	(2.07)	$ 12.33	(48.27)%	$ 1,282,523	1.03%	n/a	(0.66)%	87.26%
9/30/2021	$ 23.22	(0.22)	4.01	3.79	—	(1.11)	(1.11)	$ 25.90	16.46%	$ 3,178,364	1.00%	n/a	(0.83)%	126.20%
9/30/2020	$ 13.55	(0.13)	9.80	9.67	—(5)	—	—(5)	$ 23.22	71.45%	$ 2,475,795	1.04%	n/a	(0.72)%	138.63%
EMERGING MARKETS DEBT OPPORTUNITIES
Investor Shares
3/31/2025(11)	$ 10.43	0.44	(0.12)	0.32	(0.39)	(0.11)	(0.50)	$ 10.25	3.05%	$ 6,413	1.26%*	2.81%*	8.51%	37.53%
9/30/2024	$ 10.14	0.79	0.60	1.39	(0.89)	(0.21)	(1.10)	$ 10.43	14.60%	$ 3,744	1.28%*	3.22%*	7.67%	101.04%
9/30/2023	$ 9.60	0.68	0.81	1.49	(0.72)	(0.23)	(0.95)	$ 10.14	16.01%	$ 2,646	1.30%*	8.04%*	6.64%	147.67%
4/7/2022 (commencement) - 9/30/2022	$ 10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$ 9.60	(1.72)%	$ 88	1.25%	170.55%	5.07%	38.16%
Advisor Shares
3/31/2025(11)	$ 10.42	0.43	(0.11)	0.32	(0.39)	(0.11)	(0.50)	$ 10.24	3.11%	$ 27,925	1.16%*	1.55%*	8.34%	37.53%
9/30/2024	$ 10.14	0.80	0.59	1.39	(0.90)	(0.21)	(1.11)	$ 10.42	14.61%	$ 24,074	1.18%*	1.85%*	7.82%	101.04%
9/30/2023	$ 9.60	0.70	0.80	1.50	(0.73)	(0.23)	(0.96)	$ 10.14	–	$ 9,466	1.20%*	2.99%*	6.80%	147.67%
4/7/2022 (commencement) - 9/30/2022	$ 10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$ 9.60	(1.78)%	$ 433	1.15%	28.37%	5.02%	38.16%
Institutional Shares
3/31/2025(11)	$ 10.43	0.43	(0.11)	0.32	(0.39)	(0.11)	(0.50)	$ 10.25	3.13%	$ 59,719	1.11%*	1.35%*	8.36%	37.53%
9/30/2024	$ 10.15	0.81	0.59	1.40	(0.91)	(0.21)	(1.12)	$ 10.43	14.68%	$ 47,771	1.13%*	1.64%*	7.91%	101.04%
9/30/2023	$ 9.60	0.71	0.81	1.52	(0.74)	(0.23)	(0.97)	$ 10.15	–	$ 24,197	1.13%*	1.97%*	6.99%	147.67%
4/7/2022 (commencement) - 9/30/2022	$ 10.00	0.23	(0.39)	(0.16)	(0.24)	—	(0.24)	$ 9.60	(1.65)%	$ 20,678	1.10%	1.57%	4.84%	38.16%

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
FLOATING RATE
Investor Shares
3/31/2025(11)	$ 9.58	0.35	(0.12)	0.23	(0.34)	—	—	(0.34)	$ 9.47	2.38%	$ 24,543	1.20%	1.63%	7.23%	44.52%
9/30/2024	$ 9.68	0.84	(0.09)	0.75	(0.82)	—	(0.03)	(0.85)	$ 9.58	8.09%	$ 12,805	1.20%	1.78%	8.76%	72.77%
9/30/2023	$ 9.30	0.82	0.38	1.20	(0.82)	—	—	(0.82)	$ 9.68	12.97%	$ 5,590	1.20%	2.74%	8.63%	76.50%
12/1/2021 (commencement) - 9/30/2022	$ 10.00	0.32	(0.72)	(0.40)	(0.30)	—	—	(0.30)	$ 9.30	(4.17)%	$ 2,451	1.20%	7.19%	4.02%	48.90%
Advisor Shares
3/31/2025(11)	$ 9.58	0.36	(0.14)	0.22	(0.34)	—	—	(0.34)	$ 9.46	2.55%	$ 27,256	1.10%	1.42%	7.44%	44.52%
9/30/2024	$ 9.68	0.85	(0.09)	0.76	(0.83)	—	(0.03)	(0.86)	$ 9.58	8.09%	$ 24,111	1.10%	1.45%	8.89%	72.77%
9/30/2023	$ 9.30	0.82	0.40	1.22	(0.84)	—	—	(0.84)	$ 9.68	13.09%	$ 18,031	1.10%	1.57%	8.66%	76.50%
12/1/2021 (commencement) - 9/30/2022	$ 10.00	0.33	(0.72)	(0.39)	(0.31)	—	—	(0.31)	$ 9.30	(4.09)%	$ 16,705	1.10%	1.61%	4.16%	48.90%
Institutional Shares
3/31/2025(11)	$ 9.58	0.36	(0.14)	0.22	(0.34)	—	—	(0.34)	$ 9.46	2.47%	$ 33,282	1.05%	1.26%	7.52%	44.52%
9/30/2024	$ 9.68	0.86	(0.09)	0.77	(0.84)	—	(0.03)	(0.87)	$ 9.58	8.15%	$ 35,899	1.05%	1.27%	8.95%	72.77%
9/30/2023	$ 9.30	0.82	0.40	1.22	(0.84)	—	—	(0.84)	$ 9.68	13.15%	$ 28,544	1.05%	1.36%	8.73%	76.50%
12/1/2021 (commencement) - 9/30/2022	$ 10.00	0.33	(0.72)	(0.39)	(0.31)	—	—	(0.31)	$ 9.30	(4.07)%	$ 28,077	1.05%	1.27%	4.10%	48.90%
FOCUS
Investor Shares
3/31/2025(11)	$ 23.63	(0.01)	0.25	0.24	—	(2.78)	—	(2.78)	$ 21.09	0.51%	$ 39,154	1.34%	n/a	(0.09)%	131.24%
9/30/2024	$ 16.43	—(5)	7.20	7.20	—	—	—	—	$ 23.63	43.76%	$ 42,763	1.29%	n/a	0.02%	401.50%
9/30/2023	$ 15.19	(0.02)	1.31	1.29	(0.05)	—	—	(0.05)	$ 16.43	8.57%	$ 47,959	1.30%	n/a	(0.14)%	271.28%
9/30/2022	$ 22.30	(0.06)	(3.61)	(3.67)	—	(3.44)	—	(3.44)	$ 15.19	(20.76)%	$ 237,102	1.24%	n/a	(0.31)%	240.40%
9/30/2021	$ 18.34	(0.11)	4.73	4.62	—	(0.66)	—	(0.66)	$ 22.30	25.70%	$ 340,450	1.25%	n/a	(0.52)%	316.74%
9/30/2020	$ 15.63	(0.06)	3.35	3.29	(0.04)	(0.54)	—	(0.58)	$ 18.34	21.76%	$ 262,246	1.30%	n/a	(0.39)%	285.25%
Advisor Shares
3/31/2025(11)	$ 23.79	0.01	0.25	0.26	—	(2.78)	—	(2.78)	$ 21.27	0.59%	$ 652,408	1.16%	n/a	0.08%	131.24%
9/30/2024	$ 16.52	0.03	7.24	7.27	—	—	—	—	$ 23.79	43.95%	$ 677,071	1.14%	n/a	0.13%	401.50%
9/30/2023	$ 15.25	0.01	1.34	1.35	(0.08)	—	—	(0.08)	$ 16.52	8.83%	$ 517,439	1.12%	n/a	0.06%	271.28%
9/30/2022	$ 22.36	(0.03)	(3.64)	(3.67)	—	(3.44)	—	(3.44)	$ 15.25	(20.60)%	$ 817,890	1.10%	n/a	(0.17)%	240.40%
9/30/2021	$ 18.36	(0.08)	4.74	4.66	—	(0.66)	—	(0.66)	$ 22.36	25.84%	$ 1,219,909	1.10%	n/a	(0.36)%	316.74%
9/30/2020	$ 15.66	(0.04)	3.35	3.31	(0.07)	(0.54)	—	(0.61)	$ 18.36	21.98%	$ 735,871	1.13%	n/a	(0.26)%	285.25%
Institutional Shares
3/31/2025(11)	$ 23.87	0.03	0.24	0.27	(0.01)	(2.78)	—	(2.79)	$ 21.35	0.65%	$ 297,749	1.08%	n/a	0.24%	131.24%
9/30/2024	$ 16.56	0.05	7.26	7.31	—	—	—	—	$ 23.87	44.08%	$ 441,168	1.05%	n/a	0.24%	401.50%
9/30/2023	$ 15.30	0.03	1.33	1.36	(0.10)	—	—	(0.10)	$ 16.56	8.94%	$ 356,438	1.03%	n/a	0.15%	271.28%
9/30/2022	$ 22.40	(0.02)	(3.64)	(3.66)	—	(3.44)	—	(3.44)	$ 15.30	(20.56)%	$ 553,450	1.01%	n/a	(0.08)%	240.40%
9/30/2021	$ 18.37	(0.06)	4.75	4.69	—	(0.66)	—	(0.66)	$ 22.40	25.93%	$ 738,016	1.01%	n/a	(0.27)%	316.74%
2/3/2020 (commencement) - 9/30/2020	$ 16.37	(0.01)	2.01	2.00	—	—	—	—	$ 18.37	12.28%	$ 437,948	1.04%	n/a	(0.14)%	285.25%

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY
Investor Shares
3/31/2025(11)	$ 20.61	(0.10)	(0.12)	(0.22)	—	(0.18)	(0.18)	$ 20.21	(1.12)%	$ 31,042	1.39%	n/a	(0.96)%	34.96%
9/30/2024	$ 16.53	(0.15)	4.23	4.08	—	—	—	$ 20.61	24.68%	$ 33,480	1.40%	1.44%	(0.80)%	58.22%
9/30/2023	$ 14.15	(0.12)	2.50	2.38	—	—	—	$ 16.53	16.82%	$ 32,117	1.40%	1.43%	(0.76)%	50.02%
9/30/2022	$ 23.07	(0.17)	(7.02)	(7.19)	—	(1.73)	(1.73)	$ 14.15	(33.87)%	$ 36,925	1.38%	n/a	(0.91)%	59.23%
9/30/2021	$ 18.40	(0.20)	5.27	5.07	—	(0.40)	(0.40)	$ 23.07	27.93%	$ 63,547	1.38%	n/a	(0.96)%	47.02%
9/30/2020	$ 13.39	(0.13)	5.14	5.01	—	—	—	$ 18.40	37.42%	$ 106,480	1.35%	n/a	(0.89)%	40.44%
Advisor Shares
3/31/2025(11)	$ 20.70	(0.09)	(0.12)	(0.21)	—	(0.18)	(0.18)	$ 20.31	(1.07)%	$ 15,956	1.30%	1.45%	(0.87)%	34.96%
9/30/2024	$ 16.58	(0.13)	4.25	4.12	—	—	—	$ 20.70	24.85%	$ 18,701	1.30%	1.41%	(0.70)%	58.22%
9/30/2023	$ 14.18	(0.10)	2.50	2.40	—	—	—	$ 16.58	16.93%	$ 17,886	1.30%	1.41%	(0.61)%	50.02%
9/30/2022	$ 23.09	(0.16)	(7.02)	(7.18)	—	(1.73)	(1.73)	$ 14.18	(33.79)%	$ 13,438	1.30%	1.41%	(0.84)%	59.23%
9/30/2021	$ 18.41	(0.19)	5.27	5.08	—	(0.40)	(0.40)	$ 23.09	27.97%	$ 19,954	1.30%	1.40%	(0.88)%	47.02%
2/3/2020 (commencement) - 9/30/2020	$ 14.96	(0.08)	3.53	3.45	—	—	—	$ 18.41	23.06%	$ 19,698	1.30%	1.74%	(0.73)%	40.44%
Institutional Shares
3/31/2025(11)	$ 20.86	(0.07)	(0.11)	(0.18)	—	(0.18)	(0.18)	$ 20.50	(0.96)%	$ 176,293	1.08%	n/a	(0.66)%	34.96%
9/30/2024	$ 16.68	(0.09)	4.27	4.18	—	—	—	$ 20.86	25.06%	$ 191,214	1.09%	n/a	(0.49)%	58.22%
9/30/2023	$ 14.25	(0.07)	2.52	2.45	(0.02)	—	(0.02)	$ 16.68	17.19%	$ 169,568	1.09%	n/a	(0.42)%	50.02%
9/30/2022	$ 23.15	(0.11)	(7.06)	(7.17)	—	(1.73)	(1.73)	$ 14.25	(33.65)%	$ 182,038	1.06%	n/a	(0.58)%	59.23%
9/30/2021	$ 18.41	(0.14)	5.28	5.14	—	(0.40)	(0.40)	$ 23.15	28.30%	$ 270,640	1.08%	n/a	(0.63)%	47.02%
2/3/2020 (commencement) - 9/30/2020	$ 14.96	(0.07)	3.52	3.45	—	—	—	$ 18.41	23.06%	$ 84,267	1.20%	n/a	(0.62)%	40.44%
GLOBAL EQUITY
Investor Shares
3/31/2025(11)	$ 21.41	(0.03)	1.19	1.16	(0.15)	(2.00)	(2.15)	$ 20.42	5.87%	$ 59,833	1.35%	1.35%	(0.28)%	96.90%
9/30/2024	$ 16.48	0.02	5.07	5.09	(0.16)	—	(0.16)	$ 21.41	31.12%	$ 74,466	1.35%	n/a	0.11%	136.55%
9/30/2023	$ 14.19	0.07	2.36	2.43	(0.14)	—	(0.14)	$ 16.48	17.16%	$ 66,468	1.30%	n/a	0.40%	131.91%
9/30/2022	$ 24.46	0.06	(6.59)	(6.53)	—	(3.74)	(3.74)	$ 14.19	(31.48)%	$ 66,270	1.28%	n/a	0.33%	92.81%
9/30/2021	$ 23.03	(0.11)	4.33	4.22	—	(2.79)	(2.79)	$ 24.46	19.70%	$ 151,122	1.26%	n/a	(0.47)%	119.10%
9/30/2020	$ 20.60	(0.05)	4.26	4.21	—	(1.78)	(1.78)	$ 23.03	21.90%	$ 134,498	1.26%	n/a	(0.27)%	137.93%
Advisor Shares
3/31/2025(11)	$ 21.42	(0.02)	1.20	1.18	(0.18)	(2.00)	(2.18)	$ 20.42	6.01%	$ 5,078	1.25%	1.87%	(0.15)%	96.90%
9/30/2024	$ 16.49	0.04	5.06	5.10	(0.17)	—	(0.17)	$ 21.42	31.20%	$ 4,387	1.25%	2.09%	0.21%	136.55%
9/30/2023	$ 14.19	0.08	2.37	2.45	(0.15)	—	(0.15)	$ 16.49	17.26%	$ 4,462	1.25%	1.79%	0.46%	131.91%
9/30/2022	$ 24.46	0.03	(6.56)	(6.53)	—	(3.74)	(3.74)	$ 14.19	(31.48)%	$ 4,027	1.25%	1.61%	0.14%	92.81%
9/30/2021	$ 23.04	(0.11)	4.32	4.21	—	(2.79)	(2.79)	$ 24.46	19.64%	$ 14,273	1.25%	1.62%	(0.46)%	119.10%
8/5/2020 (commencement) - 9/30/2020	$ 22.81	(0.02)	0.25	0.23	—	—	—	$ 23.04	1.01%	$ 13,092	1.25%	2.51%	(0.53)%	137.93%
Institutional Shares
3/31/2025(11)	$ 21.74	—(5)	1.20	1.20	(0.21)	(2.00)	(2.21)	$ 20.73	6.03%	$ 91,155	1.09%	n/a	(0.01)%	96.90%
9/30/2024	$ 16.73	0.07	5.15	5.22	(0.21)	—	(0.21)	$ 21.74	31.47%	$ 102,643	1.09%	n/a	0.37%	136.55%
9/30/2023	$ 14.40	0.11	2.41	2.52	(0.19)	—	(0.19)	$ 16.73	17.52%	$ 115,132	1.04%	n/a	0.67%	131.91%
9/30/2022	$ 24.72	0.13	(6.71)	(6.58)	—	(3.74)	(3.74)	$ 14.40	(31.34)%	$ 105,954	1.04%	n/a	0.72%	92.81%
9/30/2021	$ 23.21	(0.06)	4.36	4.30	—	(2.79)	(2.79)	$ 24.72	19.91%	$ 168,343	1.05%	n/a	(0.24)%	119.10%
9/30/2020	$ 20.71	(0.03)	4.32	4.29	(0.01)	(1.78)	(1.79)	$ 23.21	22.17%	$ 109,307	1.05%	n/a	(0.12)%	137.93%

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES
Investor Shares
3/31/2025(11)	$ 36.12	(0.09)	(1.77)	(1.86)	—	(3.92)	(3.92)	$ 30.34	(6.01)%	$ 590,992	1.19%	n/a	(0.51)%	36.83%
9/30/2024	$ 28.01	(0.14)	8.96	8.82	—	(0.71)	(0.71)	$ 36.12	32.13%	$ 707,994	1.18%	n/a	(0.44)%	52.39%
9/30/2023	$ 24.32	(0.08)	3.77	3.69	—	—	—	$ 28.01	15.17%	$ 680,672	1.14%	n/a	(0.28)%	34.14%
9/30/2022	$ 39.09	(0.08)	(10.71)	(10.79)	—	(3.98)	(3.98)	$ 24.32	(31.13)%	$ 782,904	1.14%	n/a	(0.26)%	37.32%
9/30/2021	$ 34.89	(0.10)	6.70	6.60	—	(2.40)	(2.40)	$ 39.09	19.89%	$ 1,514,576	1.13%	n/a	(0.27)%	44.44%
9/30/2020	$ 27.06	(0.06)	9.80	9.74	—	(1.91)	(1.91)	$ 34.89	38.37%	$ 1,358,867	1.14%	n/a	(0.23)%	44.27%
Advisor Shares
3/31/2025(11)	$ 36.60	(0.07)	(1.80)	(1.87)	—	(3.92)	(3.92)	$ 30.81	(5.95)%	$ 415,935	1.06%	n/a	(0.39)%	36.83%
9/30/2024	$ 28.34	(0.10)	9.07	8.97	—	(0.71)	(0.71)	$ 36.60	32.28%	$ 517,357	1.05%	n/a	(0.30)%	52.39%
9/30/2023	$ 24.57	(0.05)	3.82	3.77	—	—	—	$ 28.34	15.34%	$ 466,663	1.01%	n/a	(0.16)%	34.14%
9/30/2022	$ 39.40	(0.04)	(10.81)	(10.85)	—	(3.98)	(3.98)	$ 24.57	(31.03)%	$ 625,332	1.00%	n/a	(0.13)%	37.32%
9/30/2021	$ 35.10	(0.05)	6.75	6.70	—	(2.40)	(2.40)	$ 39.40	20.07%	$ 1,253,950	0.99%	n/a	(0.12)%	44.44%
9/30/2020	$ 27.21	(0.03)	9.86	9.83	(0.03)	(1.91)	(1.94)	$ 35.10	38.52%	$ 957,127	1.01%	n/a	(0.09)%	44.27%
Institutional Shares
3/31/2025(11)	$ 37.23	(0.05)	(1.84)	(1.89)	—	(3.92)	(3.92)	$ 31.42	(5.90)%	$ 1,002,097	0.95%	n/a	(0.27)%	36.83%
9/30/2024	$ 28.78	(0.07)	9.23	9.16	—	(0.71)	(0.71)	$ 37.23	32.45%	$ 1,331,653	0.94%	n/a	(0.21)%	52.39%
9/30/2023	$ 24.93	(0.01)	3.86	3.85	—	—	—	$ 28.78	15.44%	$ 1,469,810	0.91%	n/a	(0.05)%	34.14%
9/30/2022	$ 39.89	(0.01)	(10.97)	(10.98)	—	(3.98)	(3.98)	$ 24.93	(30.97)%	$ 1,765,829	0.90%	n/a	(0.03)%	37.32%
9/30/2021	$ 35.47	(0.01)	6.83	6.82	—	(2.40)	(2.40)	$ 39.89	20.20%	$ 2,970,987	0.89%	n/a	(0.03)%	44.44%
9/30/2020	$ 27.47	—(5)	9.96	9.96	(0.05)	(1.91)	(1.96)	$ 35.47	38.67%	$ 2,466,599	0.90%	n/a	0.01%	44.27%
GLOBAL UNCONSTRAINED
Investor Shares
3/31/2025(11)	$ 10.08	0.37	0.22	0.59	(0.25)	(0.04)	(0.29)	$ 10.38	5.87%	$ 15,330	1.65%*	2.33%*	7.17%	32.63%
9/30/2024	$ 10.04	0.71	0.13	0.84	(0.61)	(0.19)	(0.80)	$ 10.08	8.87%	$ 10,710	1.63%(6)*	3.43%*	7.01%	68.63%
9/30/2023	$ 10.10	0.58	0.44	1.02	(0.86)	(0.22)	(1.08)	$ 10.04	10.82%	$ 1,064	2.09%*	9.88%*	5.81%	158.84%
3/31/2022 (commencement) - 9/30/2022	$ 10.00	0.17	0.04	0.21	(0.11)	—	(0.11)	$ 10.10	2.10%	$ 466	1.75%*	54.50%*	3.28%	40.30%
Advisor Shares
3/31/2025(11)	$ 10.09	0.37	0.22	0.59	(0.26)	(0.04)	(0.30)	$ 10.38	5.92%	$ 218,183	1.54%*	1.83%*	7.22%	32.63%
9/30/2024	$ 10.05	0.70	0.15	0.85	(0.62)	(0.19)	(0.81)	$ 10.09	8.87%	$ 75,963	1.58%(6)*	2.03%*	6.92%	68.63%
9/30/2023	$ 10.11	0.57	0.46	1.03	(0.87)	(0.22)	(1.09)	$ 10.05	10.87%	$ 22,848	1.88%*	3.31%*	5.67%	158.84%
3/31/2022 (commencement) - 9/30/2022	$ 10.00	0.18	0.04	0.22	(0.11)	—	(0.11)	$ 10.11	2.24%	$ 2,011	1.62%*	9.54%*	3.66%	40.30%
Institutional Shares
3/31/2025(11)	$ 10.09	0.38	0.21	0.59	(0.26)	(0.04)	(0.30)	$ 10.38	5.95%	$ 66,712	1.50%*	1.87%*	7.32%	32.63%
9/30/2024	$ 10.05	0.68	0.18	0.86	(0.63)	(0.19)	(0.82)	$ 10.09	8.92%	$ 31,696	1.60%(6)*	2.06%*	6.77%	68.63%
9/30/2023	$ 10.11	0.60	0.44	1.04	(0.88)	(0.22)	(1.10)	$ 10.05	10.97%	$ 23,359	1.92%*	2.91%*	6.02%	158.84%
3/31/2022 (commencement) - 9/30/2022	$ 10.00	0.14	0.09	0.23	(0.12)	—	(0.12)	$ 10.11	2.27%	$ 12,558	1.48%*	2.57%*	2.82%	40.30%

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE
Investor Shares
3/31/2025(11)	$ 24.11	0.07	1.01	1.08	(0.24)	(0.95)	(1.19)	$ 24.00	4.74%	$ 237,206	1.26%	n/a	0.57%	7.81%
9/30/2024	$ 19.22	0.25	5.24	5.49	(0.16)	(0.44)	(0.60)	$ 24.11	29.24%	$ 241,559	1.26%	n/a	1.13%	16.35%
9/30/2023	$ 15.56	0.16	4.15	4.31	(0.05)	(0.60)	(0.65)	$ 19.22	28.28%	$ 209,160	1.26%	n/a	0.86%	13.77%
9/30/2022	$ 21.58	0.16	(4.26)	(4.10)	(0.19)	(1.73)	(1.92)	$ 15.56	(21.10)%	$ 199,274	1.25%	n/a	0.83%	24.37%
9/30/2021	$ 15.94	0.17	5.48	5.65	(0.01)	—	(0.01)	$ 21.58	35.46%	$ 287,469	1.24%	n/a	0.80%	39.62%
9/30/2020	$ 17.12	0.07	(1.01)	(0.94)	(0.24)	—	(0.24)	$ 15.94	(5.63)%	$ 242,744	1.26%	n/a	0.42%	37.09%
Advisor Shares
3/31/2025(11)	$ 24.08	0.09	1.01	1.10	(0.28)	(0.95)	(1.23)	$ 23.95	4.83%	$ 367,701	1.10%	n/a	0.74%	7.81%
9/30/2024	$ 19.20	0.29	5.22	5.51	(0.19)	(0.44)	(0.63)	$ 24.08	29.43%	$ 337,314	1.11%	n/a	1.31%	16.35%
9/30/2023	$ 15.55	0.18	4.15	4.33	(0.08)	(0.60)	(0.68)	$ 19.20	28.46%	$ 254,503	1.11%	n/a	0.99%	13.77%
9/30/2022	$ 21.57	0.19	(4.26)	(4.07)	(0.22)	(1.73)	(1.95)	$ 15.55	(21.01)%	$ 254,970	1.11%	n/a	0.97%	24.37%
9/30/2021	$ 15.91	0.19	5.49	5.68	(0.02)	—	(0.02)	$ 21.57	35.70%	$ 324,013	1.10%	n/a	0.95%	39.62%
9/30/2020	$ 17.09	0.09	(1.01)	(0.92)	(0.26)	—	(0.26)	$ 15.91	(5.48)%	$ 259,859	1.12%	n/a	0.54%	37.09%
Institutional Shares
3/31/2025(11)	$ 24.16	0.10	1.02	1.12	(0.30)	(0.95)	(1.25)	$ 24.03	4.91%	$ 1,923,646	1.01%	n/a	0.82%	7.81%
9/30/2024	$ 19.26	0.30	5.25	5.55	(0.21)	(0.44)	(0.65)	$ 24.16	29.55%	$ 1,930,911	1.01%	n/a	1.38%	16.35%
9/30/2023	$ 15.60	0.20	4.16	4.36	(0.10)	(0.60)	(0.70)	$ 19.26	28.58%	$ 1,588,054	1.01%	n/a	1.11%	13.77%
9/30/2022	$ 21.63	0.21	(4.27)	(4.06)	(0.24)	(1.73)	(1.97)	$ 15.60	(20.92)%	$ 1,363,881	1.01%	n/a	1.07%	24.37%
9/30/2021	$ 15.96	0.21	5.50	5.71	(0.04)	—	(0.04)	$ 21.63	35.80%	$ 1,863,947	1.01%	n/a	1.01%	39.62%
9/30/2020	$ 17.14	0.11	(1.01)	(0.90)	(0.28)	—	(0.28)	$ 15.96	(5.37)%	$ 1,321,157	1.02%	n/a	0.67%	37.09%
HIGH INCOME
Investor Shares
3/31/2025(11)	$ 9.19	0.31	(0.14)	0.17	(0.30)	—	(0.30)	$ 9.06	1.90%	$ 656,374	0.94%	n/a	6.75%	12.97%
9/30/2024	$ 8.63	0.66	0.56	1.22	(0.66)	—	(0.66)	$ 9.19	14.64%	$ 609,401	0.95%	n/a	7.43%	32.01%
9/30/2023	$ 8.46	0.63	0.28	0.91	(0.68)	(0.06)	(0.74)	$ 8.63	10.44%	$ 698,504	0.94%	n/a	7.29%	18.46%
9/30/2022	$ 10.28	0.51	(1.58)	(1.07)	(0.53)	(0.22)	(0.75)	$ 8.46	(11.00)%	$ 756,049	0.94%	n/a	5.34%	55.84%
9/30/2021	$ 9.53	0.55	0.74	1.29	(0.54)	—	(0.54)	$ 10.28	13.79%	$ 1,436,340	0.95%	n/a	5.42%	58.10%
9/30/2020	$ 9.66	0.60	(0.13)	0.47	(0.60)	—	(0.60)	$ 9.53	5.14%	$ 1,149,422	0.96%	n/a	6.43%	71.78%
Advisor Shares
3/31/2025(11)	$ 9.19	0.31	(0.14)	0.17	(0.31)	—	(0.31)	$ 9.05	1.98%	$ 3,592,782	0.79%	n/a	6.91%	12.97%
9/30/2024	$ 8.62	0.67	0.58	1.25	(0.68)	—	(0.68)	$ 9.19	14.83%	$ 3,486,020	0.79%	n/a	7.56%	32.01%
9/30/2023	$ 8.45	0.64	0.28	0.92	(0.69)	(0.06)	(0.75)	$ 8.62	10.62%	$ 3,021,295	0.79%	n/a	7.46%	18.46%
9/30/2022	$ 10.27	0.53	(1.59)	(1.06)	(0.54)	(0.22)	(0.76)	$ 8.45	(10.88)%	$ 2,570,217	0.79%	n/a	5.56%	55.84%
9/30/2021	$ 9.53	0.56	0.74	1.30	(0.56)	—	(0.56)	$ 10.27	13.86%	$ 3,263,582	0.79%	n/a	5.56%	58.10%
9/30/2020	$ 9.66	0.61	(0.13)	0.48	(0.61)	—	(0.61)	$ 9.53	5.29%	$ 2,281,480	0.82%	n/a	6.57%	71.78%
Institutional Shares
3/31/2025(11)	$ 9.19	0.32	(0.15)	0.17	(0.31)	—	(0.31)	$ 9.05	2.03%	$ 5,054,642	0.69%	n/a	7.00%	12.97%
9/30/2024	$ 8.62	0.68	0.57	1.25	(0.68)	—	(0.68)	$ 9.19	14.95%	$ 4,729,917	0.69%	n/a	7.65%	32.01%
9/30/2023	$ 8.45	0.65	0.28	0.93	(0.70)	(0.06)	(0.76)	$ 8.62	10.72%	$ 3,439,268	0.70%	n/a	7.56%	18.46%
9/30/2022	$ 10.27	0.54	(1.59)	(1.05)	(0.55)	(0.22)	(0.77)	$ 8.45	(10.81)%	$ 2,482,806	0.70%	n/a	5.68%	55.84%
9/30/2021	$ 9.53	0.57	0.74	1.31	(0.57)	—	(0.57)	$ 10.27	13.97%	$ 2,372,161	0.70%	n/a	5.63%	58.10%
9/30/2020	$ 9.66	0.62	(0.13)	0.49	(0.62)	—	(0.62)	$ 9.53	5.40%	$ 1,385,864	0.72%	n/a	6.67%	71.78%

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL
Investor Shares
3/31/2025(11)	$ 30.73	0.07	1.47	1.54	(0.24)	(2.52)	(2.76)	$ 29.51	5.55%	$ 1,471,163	1.19%	n/a	0.48%	60.76%
9/30/2024	$ 24.86	0.20	6.15	6.35	(0.27)	(0.21)	(0.48)	$ 30.73	25.92%	$ 1,533,080	1.19%	n/a	0.72%	83.27%
9/30/2023	$ 20.93	0.25	4.29	4.54	(0.30)	(0.31)	(0.61)	$ 24.86	21.79%	$ 1,513,239	1.19%	n/a	1.00%	76.96%
9/30/2022	$ 36.66	0.28	(8.90)	(8.62)	(0.24)	(6.87)	(7.11)	$ 20.93	(29.32)%	$ 1,575,634	1.19%	n/a	1.03%	50.49%
9/30/2021	$ 32.86	0.24	4.68	4.92	(0.08)	(1.04)	(1.12)	$ 36.66	15.32%	$ 3,019,360	1.18%	n/a	0.69%	67.41%
9/30/2020	$ 32.52	0.08	2.00	2.08	(0.30)	(1.44)	(1.74)	$ 32.86	6.52%	$ 3,142,072	1.19%	n/a	0.27%	53.82%
Advisor Shares
3/31/2025(11)	$ 30.59	0.09	1.46	1.55	(0.27)	(2.52)	(2.79)	$ 29.35	5.63%	$ 875,797	1.06%	n/a	0.62%	60.76%
9/30/2024	$ 24.77	0.25	6.11	6.36	(0.33)	(0.21)	(0.54)	$ 30.59	26.07%	$ 870,424	1.05%	n/a	0.89%	83.27%
9/30/2023	$ 20.87	0.28	4.28	4.56	(0.35)	(0.31)	(0.66)	$ 24.77	21.99%	$ 791,282	1.05%	n/a	1.14%	76.96%
9/30/2022	$ 36.58	0.32	(8.86)	(8.54)	(0.30)	(6.87)	(7.17)	$ 20.87	(29.24)%	$ 829,517	1.05%	n/a	1.18%	50.49%
9/30/2021	$ 32.80	0.30	4.65	4.95	(0.13)	(1.04)	(1.17)	$ 36.58	15.47%	$ 1,718,258	1.04%	n/a	0.84%	67.41%
9/30/2020	$ 32.46	0.15	1.98	2.13	(0.35)	(1.44)	(1.79)	$ 32.80	6.71%	$ 1,799,962	1.04%	n/a	0.48%	53.82%
Institutional Shares
3/31/2025(11)	$ 30.91	0.10	1.48	1.58	(0.29)	(2.52)	(2.81)	$ 29.68	5.67%	$ 2,682,794	0.96%	n/a	0.68%	60.76%
9/30/2024	$ 25.03	0.28	6.17	6.45	(0.36)	(0.21)	(0.57)	$ 30.91	26.19%	$ 2,883,423	0.96%	n/a	0.99%	83.27%
9/30/2023	$ 21.09	0.31	4.32	4.63	(0.38)	(0.31)	(0.69)	$ 25.03	22.04%	$ 2,582,094	0.96%	n/a	1.23%	76.96%
9/30/2022	$ 36.90	0.35	(8.95)	(8.60)	(0.34)	(6.87)	(7.21)	$ 21.09	(29.14)%	$ 2,588,387	0.97%	n/a	1.28%	50.49%
9/30/2021	$ 33.08	0.33	4.69	5.02	(0.16)	(1.04)	(1.20)	$ 36.90	15.56%	$ 4,920,404	0.95%	n/a	0.93%	67.41%
9/30/2020	$ 32.72	0.17	2.01	2.18	(0.38)	(1.44)	(1.82)	$ 33.08	6.80%	$ 4,718,706	0.96%	n/a	0.55%	53.82%
INTERNATIONAL EXPLORER
Advisor Shares
3/31/2025(11)	$ 12.59	0.03	0.22	0.25	(0.10)	(0.19)	(0.29)	$ 12.55	2.06%	$ 189,298	1.25%	n/a	0.52%	22.74%
9/30/2024	$ 10.47	0.13	2.21	2.34	(0.07)	(0.15)	(0.22)	$ 12.59	22.75%	$ 101,836	1.40%	1.44%(7)	1.10%	15.52%
9/30/2023	$ 8.69	0.12	1.67	1.79	(0.01)	—	(0.01)	$ 10.47	20.62%	$ 39,616	1.40%	1.75%	1.10%	23.97%
5/16/2022 (commencement) - 9/30/2022	$ 10.00	0.02	(1.33)	(1.31)	—	—	—	$ 8.69	(13.10)%	$ 5,811	1.40%	6.08%	0.64%	11.60%
Institutional Shares
3/31/2025(11)	$ 12.59	0.03	0.23	0.26	(0.10)	(0.19)	(0.29)	$ 12.56	2.13%	$ 73,891	1.22%	n/a	0.56%	22.74%
9/30/2024	$ 10.48	0.12	2.21	2.33	(0.07)	(0.15)	(0.22)	$ 12.59	22.70%	$ 57,313	1.33%	1.37%(7)	1.05%	15.52%
9/30/2023	$ 8.69	0.14	1.67	1.81	(0.02)	—	(0.02)	$ 10.48	20.80%	$ 36,073	1.35%	1.59%	1.31%	23.97%
5/16/2022 (commencement) - 9/30/2022	$ 10.00	0.01	(1.32)	(1.31)	—	—	—	$ 8.69	(13.10)%	$ 14,725	1.35%	2.91%	0.25%	11.60%

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL-MID
Investor Shares
3/31/2025(11)	$ 18.59	(0.03)	(1.57)	(1.60)	—	(0.15)	(0.15)	$ 16.84	(8.64)%	$ 134,847	1.32%	n/a	(0.37)%	17.20%
9/30/2024	$ 15.55	—(5)	3.04	3.04	—	—	—	$ 18.59	19.55%	$ 203,785	1.32%	n/a	(0.02)%	33.05%
9/30/2023	$ 13.90	(0.03)	1.68	1.65	—	—	—	$ 15.55	11.87%	$ 264,373	1.30%	n/a	(0.16)%	26.46%
9/30/2022	$ 21.19	(0.06)	(6.65)	(6.71)	—	(0.58)	(0.58)	$ 13.90	(32.53)%	$ 301,480	1.28%	n/a	(0.32)%	22.12%
9/30/2021	$ 17.33	(0.09)	4.06	3.97	(0.11)	—	(0.11)	$ 21.19	22.99%	$ 531,882	1.30%	n/a	(0.42)%	28.29%
9/30/2020	$ 13.61	0.16	3.58	3.74	(0.02)	—	(0.02)	$ 17.33	27.52%	$ 400,490	1.33%	n/a	1.06%	27.84%
Advisor Shares
3/31/2025(11)	$ 18.71	(0.02)	(1.58)	(1.60)	(0.01)	(0.15)	(0.16)	$ 16.95	(8.65)%	$ 783,129	1.16%	n/a	(0.21)%	17.20%
9/30/2024	$ 15.62	0.03	3.06	3.09	—(5)	—	—(5)	$ 18.71	19.85%	$ 1,176,167	1.15%	n/a	0.15%	33.05%
9/30/2023	$ 13.94	—(5)	1.68	1.68	—(5)	—	—(5)	$ 15.62	12.08%	$ 1,142,603	1.14%	n/a	0.01%	26.46%
9/30/2022	$ 21.23	(0.03)	(6.68)	(6.71)	—	(0.58)	(0.58)	$ 13.94	(32.47)%	$ 1,161,239	1.14%	n/a	(0.16)%	22.12%
9/30/2021	$ 17.35	(0.05)	4.06	4.01	(0.13)	—	(0.13)	$ 21.23	23.20%	$ 1,856,538	1.14%	n/a	(0.26)%	28.29%
9/30/2020	$ 13.62	0.20	3.57	3.77	(0.04)	—	(0.04)	$ 17.35	27.70%	$ 1,223,773	1.18%	n/a	1.32%	27.84%
Institutional Shares
3/31/2025(11)	$ 18.94	(0.01)	(1.60)	(1.61)	(0.02)	(0.15)	(0.17)	$ 17.16	(8.52)%	$ 2,749,084	1.07%	n/a	(0.11)%	17.20%
9/30/2024	$ 15.81	0.04	3.10	3.14	(0.01)	—	(0.01)	$ 18.94	19.88%	$ 3,367,529	1.07%	n/a	0.25%	33.05%
9/30/2023	$ 14.12	0.02	1.69	1.71	(0.02)	—	(0.02)	$ 15.81	12.10%	$ 2,672,752	1.07%	n/a	0.09%	26.46%
9/30/2022	$ 21.47	(0.01)	(6.76)	(6.77)	—	(0.58)	(0.58)	$ 14.12	(32.38)%	$ 2,505,844	1.06%	n/a	(0.08)%	22.12%
9/30/2021	$ 17.54	(0.04)	4.11	4.07	(0.14)	—	(0.14)	$ 21.47	23.30%	$ 3,897,436	1.06%	n/a	(0.17)%	28.29%
9/30/2020	$ 13.76	0.23	3.59	3.82	(0.04)	—	(0.04)	$ 17.54	27.85%	$ 1,836,163	1.09%	n/a	1.49%	27.84%
INTERNATIONAL VALUE
Investor Shares
3/31/2025(11)	$ 52.03	0.36	(1.42)	(1.06)	(0.36)	(1.21)	(1.57)	$ 49.40	(1.95)%	$ 3,137,954	1.18%	n/a	1.45%	7.68%
9/30/2024	$ 42.69	0.65	10.40	11.05	(0.88)	(0.83)	(1.71)	$ 52.03	26.51%	$ 3,160,578	1.19%	n/a	1.37%	14.78%
9/30/2023	$ 32.96	0.47	9.98	10.45	(0.08)	(0.64)	(0.72)	$ 42.69	31.97%	$ 2,661,694	1.18%	n/a	1.13%	19.48%
9/30/2022	$ 44.49	0.45	(7.77)	(7.32)	(1.17)	(3.04)	(4.21)	$ 32.96	(18.40)%	$ 2,059,112	1.19%	n/a	1.13%	22.69%
9/30/2021	$ 32.94	1.01	10.88	11.89	(0.09)	(0.25)	(0.34)	$ 44.49	36.13%	$ 2,728,996	1.18%	n/a	2.39%	32.90%
9/30/2020	$ 34.87	0.19	(1.06)	(0.87)	(0.23)	(0.83)	(1.06)	$ 32.94	(2.71)%	$ 1,983,618	1.19%	n/a	0.57%	28.06%
Advisor Shares
3/31/2025(11)	$ 51.91	0.39	(1.40)	(1.01)	(0.40)	(1.21)	(1.61)	$ 49.29	(1.87)%	$ 11,424,809	1.05%	n/a	1.59%	7.68%
9/30/2024	$ 42.66	0.73	10.36	11.09	(1.01)	(0.83)	(1.84)	$ 51.91	26.68%	$ 10,859,010	1.04%	n/a	1.54%	14.78%
9/30/2023	$ 32.89	0.54	9.95	10.49	(0.08)	(0.64)	(0.72)	$ 42.66	32.17%	$ 7,949,554	1.04%	n/a	1.31%	19.48%
9/30/2022	$ 44.46	0.52	(7.76)	(7.24)	(1.29)	(3.04)	(4.33)	$ 32.89	(18.27)%	$ 4,705,187	1.05%	n/a	1.29%	22.69%
9/30/2021	$ 32.90	1.14	10.78	11.92	(0.11)	(0.25)	(0.36)	$ 44.46	36.31%	$ 6,072,617	1.04%	n/a	2.70%	32.90%
9/30/2020	$ 34.81	0.27	(1.09)	(0.82)	(0.26)	(0.83)	(1.09)	$ 32.90	(2.56)%	$ 3,645,568	1.05%	n/a	0.81%	28.06%
Institutional Shares
3/31/2025(11)	$ 52.18	0.42	(1.41)	(0.99)	(0.43)	(1.21)	(1.64)	$ 49.55	(1.81)%	$ 22,502,166	0.95%	n/a	1.69%	7.68%
9/30/2024	$ 42.89	0.77	10.44	11.21	(1.09)	(0.83)	(1.92)	$ 52.18	26.81%	$ 22,197,352	0.95%	n/a	1.63%	14.78%
9/30/2023	$ 33.04	0.56	10.01	10.57	(0.08)	(0.64)	(0.72)	$ 42.89	32.27%	$ 17,529,499	0.95%	n/a	1.36%	19.48%
9/30/2022	$ 44.69	0.55	(7.80)	(7.25)	(1.36)	(3.04)	(4.40)	$ 33.04	(18.20)%	$ 13,366,731	0.95%	n/a	1.36%	22.69%
9/30/2021	$ 33.06	1.16	10.86	12.02	(0.14)	(0.25)	(0.39)	$ 44.69	36.45%	$ 13,304,215	0.95%	n/a	2.72%	32.90%
9/30/2020	$ 34.96	0.28	(1.08)	(0.80)	(0.27)	(0.83)	(1.10)	$ 33.06	(2.48)%	$ 7,944,724	0.96%	n/a	0.85%	28.06%

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP
Investor Shares
3/31/2025(11)	$ 37.05	(0.16)	(0.27)	(0.43)	—	(5.23)	(5.23)	$ 31.39	(2.68)%	$ 941,909	1.20%	n/a	(0.92)%	31.29%
9/30/2024	$ 31.95	(0.32)	5.42	5.10	—	—	—	$ 37.05	15.96%	$ 1,184,394	1.19%	n/a	(0.92)%	44.94%
9/30/2023	$ 28.45	(0.26)	3.84	3.58	(0.08)	—	(0.08)	$ 31.95	12.62%	$ 1,350,885	1.20%	n/a	(0.83)%	46.87%
9/30/2022	$ 53.28	(0.37)	(15.87)	(16.24)	—	(8.59)	(8.59)	$ 28.45	(36.55)%	$ 1,387,480	1.18%	n/a	(0.97)%	34.12%
9/30/2021	$ 47.75	(0.49)	13.20	12.71	—	(7.18)	(7.18)	$ 53.28	29.84%	$ 2,495,355	1.18%	n/a	(0.98)%	40.72%
9/30/2020	$ 37.16	(0.31)	15.43	15.12	—	(4.53)	(4.53)	$ 47.75	45.66%	$ 2,106,948	1.18%	n/a	(0.81)%	44.52%
Advisor Shares
3/31/2025(11)	$ 37.84	(0.14)	(0.29)	(0.43)	—	(5.23)	(5.23)	$ 32.18	(2.61)%	$ 473,861	1.06%	n/a	(0.78)%	31.29%
9/30/2024	$ 32.58	(0.28)	5.54	5.26	—	—	—	$ 37.84	16.14%	$ 616,589	1.05%	n/a	(0.77)%	44.94%
9/30/2023	$ 29.02	(0.22)	3.91	3.69	(0.13)	—	(0.13)	$ 32.58	12.76%	$ 619,561	1.05%	n/a	(0.69)%	46.87%
9/30/2022	$ 54.11	(0.32)	(16.18)	(16.50)	—	(8.59)	(8.59)	$ 29.02	(36.46)%	$ 572,155	1.05%	n/a	(0.83)%	34.12%
9/30/2021	$ 48.33	(0.43)	13.39	12.96	—	(7.18)	(7.18)	$ 54.11	30.02%	$ 923,543	1.04%	n/a	(0.85)%	40.72%
9/30/2020	$ 37.52	(0.27)	15.61	15.34	—	(4.53)	(4.53)	$ 48.33	45.83%	$ 667,057	1.05%	n/a	(0.68)%	44.52%
Institutional Shares
3/31/2025(11)	$ 44.38	(0.15)	(0.44)	(0.59)	—	(5.23)	(5.23)	$ 38.56	(2.59)%	$ 2,169,741	0.96%	n/a	(0.68)%	31.29%
9/30/2024	$ 38.17	(0.29)	6.50	6.21	—	—	—	$ 44.38	16.27%	$ 2,503,813	0.96%	n/a	(0.68)%	44.94%
9/30/2023	$ 33.98	(0.22)	4.57	4.35	(0.16)	—	(0.16)	$ 38.17	12.86%	$ 2,505,649	0.96%	n/a	(0.60)%	46.87%
9/30/2022	$ 61.87	(0.33)	(18.97)	(19.30)	—	(8.59)	(8.59)	$ 33.98	(36.41)%	$ 2,285,588	0.95%	n/a	(0.74)%	34.12%
9/30/2021	$ 54.25	(0.43)	15.23	14.80	—	(7.18)	(7.18)	$ 61.87	30.15%	$ 4,000,122	0.95%	n/a	(0.75)%	40.72%
9/30/2020	$ 41.54	(0.26)	17.50	17.24	—	(4.53)	(4.53)	$ 54.25	45.98%	$ 4,015,667	0.95%	n/a	(0.59)%	44.52%
MID CAP VALUE
Investor Shares
3/31/2025(11)	$ 16.84	0.09	(0.84)	(0.75)	(0.08)	(0.58)	(0.66)	$ 15.43	(4.69)%	$ 300,671	1.18%	n/a	1.10%	18.18%
9/30/2024	$ 16.52	0.12	2.90	3.02	(0.11)	(2.59)	(2.70)	$ 16.84	20.67%	$ 352,773	1.23%	n/a	0.76%	23.41%
9/30/2023	$ 17.11	0.12	2.61	2.73	(0.05)	(3.27)	(3.32)	$ 16.52	16.19%	$ 365,299	1.22%	n/a	0.69%	27.81%
9/30/2022	$ 23.12	0.12	(3.07)	(2.95)	(0.04)	(3.02)	(3.06)	$ 17.11	(15.39)%	$ 391,804	1.20%	n/a	0.57%	15.17%
9/30/2021	$ 16.26	0.12	7.10	7.22	(0.09)	(0.27)	(0.36)	$ 23.12	44.94%	$ 693,149	1.20%	n/a	0.56%	16.04%
9/30/2020	$ 19.81	0.15	(1.71)	(1.56)	(0.12)	(1.87)	(1.99)	$ 16.26	(8.93)%	$ 541,320	1.21%	n/a	0.90%	43.12%
Advisor Shares
3/31/2025(11)	$ 16.74	0.10	(0.83)	(0.73)	(0.10)	(0.58)	(0.68)	$ 15.33	(4.60)%	$ 184,189	1.07%	n/a	1.21%	18.18%
9/30/2024	$ 16.44	0.14	2.88	3.02	(0.13)	(2.59)	(2.72)	$ 16.74	20.80%	$ 216,475	1.11%	n/a	0.89%	23.41%
9/30/2023	$ 17.06	0.14	2.61	2.75	(0.10)	(3.27)	(3.37)	$ 16.44	16.39%	$ 247,854	1.07%	n/a	0.83%	27.81%
9/30/2022	$ 23.07	0.15	(3.07)	(2.92)	(0.07)	(3.02)	(3.09)	$ 17.06	(15.29)%	$ 397,898	1.04%	n/a	0.72%	15.17%
9/30/2021	$ 16.23	0.16	7.07	7.23	(0.12)	(0.27)	(0.39)	$ 23.07	45.12%	$ 551,822	1.05%	n/a	0.73%	16.04%
9/30/2020	$ 19.77	0.17	(1.70)	(1.53)	(0.14)	(1.87)	(2.01)	$ 16.23	(8.76)%	$ 518,198	1.06%	n/a	1.02%	43.12%
Institutional Shares
3/31/2025(11)	$ 16.77	0.11	(0.84)	(0.73)	(0.12)	(0.58)	(0.70)	$ 15.34	(4.61)%	$ 564,551	0.95%	n/a	1.34%	18.18%
9/30/2024	$ 16.47	0.15	2.89	3.04	(0.15)	(2.59)	(2.74)	$ 16.77	20.90%	$ 605,251	1.01%	n/a	0.98%	23.41%
9/30/2023	$ 17.08	0.15	2.62	2.77	(0.11)	(3.27)	(3.38)	$ 16.47	16.53%	$ 533,734	1.00%	n/a	0.91%	27.81%
9/30/2022	$ 23.09	0.16	(3.06)	(2.90)	(0.09)	(3.02)	(3.11)	$ 17.08	(15.21)%	$ 518,265	0.98%	n/a	0.78%	15.17%
9/30/2021	$ 16.24	0.17	7.08	7.25	(0.13)	(0.27)	(0.40)	$ 23.09	45.22%	$ 783,375	0.98%	n/a	0.79%	16.04%
9/30/2020	$ 19.80	0.18	(1.71)	(1.53)	(0.16)	(1.87)	(2.03)	$ 16.24	(8.76)%	$ 619,243	1.00%	n/a	1.08%	43.12%

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SELECT EQUITY
Investor Shares
3/31/2025(11)	$ 15.76	0.02	0.66	0.68	(0.01)	(0.18)	(0.19)	$ 16.25	4.36%	$ 3,851	1.25%	2.97%	0.28%	16.24%
9/30/2024	$ 11.97	0.07	3.78	3.85	(0.06)	—	(0.06)	$ 15.76	32.32%	$ 3,416	1.25%	3.12%	0.51%	19.09%
9/30/2023	$ 9.84	0.05	2.38	2.43	(0.01)	(0.29)	(0.30)	$ 11.97	24.93%	$ 2,796	1.25%	3.17%	0.41%	26.63%
9/30/2022	$ 13.48	0.01	(3.00)	(2.99)	—	(0.65)	(0.65)	$ 9.84	(23.43)%	$ 2,345	1.25%	3.16%	0.05%	20.96%
9/30/2021	$ 10.17	(0.01)	3.32	3.31	—	—	—	$ 13.48	32.55%	$ 2,919	1.25%	4.35%	(0.05)%	34.69%
2/28/2020 (commencement) - 9/30/2020	$ 10.00	—(5)	0.17	0.17	—	—	—	$ 10.17	1.70%	$ 983	1.25%	17.96%	0.03%	26.96%
Advisor Shares
3/31/2025(11)	$ 15.79	0.03	0.67	0.70	(0.03)	(0.18)	(0.21)	$ 16.28	4.45%	$ 1,930	1.15%	3.70%	0.40%	16.24%
9/30/2024	$ 11.99	0.09	3.79	3.88	(0.08)	—	(0.08)	$ 15.79	32.47%	$ 1,382	1.15%	3.83%	0.62%	19.09%
9/30/2023	$ 9.87	0.05	2.38	2.43	(0.02)	(0.29)	(0.31)	$ 11.99	24.90%	$ 1,239	1.15%	3.66%	0.44%	26.63%
9/30/2022	$ 13.49	0.02	(2.99)	(2.97)	—	(0.65)	(0.65)	$ 9.87	(23.26)%	$ 1,561	1.15%	3.68%	0.14%	20.96%
9/30/2021	$ 10.18	0.01	3.30	3.31	—	—	—	$ 13.49	32.51%	$ 1,784	1.15%	4.83%	0.05%	34.69%
2/28/2020 (commencement) - 9/30/2020	$ 10.00	0.01	0.17	0.18	—	—	—	$ 10.18	1.80%	$ 778	1.15%	9.66%	0.15%	26.96%
Institutional Shares
3/31/2025(11)	$ 15.71	0.03	0.66	0.69	(0.04)	(0.18)	(0.22)	$ 16.18	4.41%	$ 52,882	1.10%	1.11%	0.43%	16.24%
9/30/2024	$ 11.93	0.09	3.77	3.86	(0.08)	—	(0.08)	$ 15.71	32.54%	$ 47,315	1.10%	1.18%	0.66%	19.09%
9/30/2023	$ 9.81	0.07	2.37	2.44	(0.03)	(0.29)	(0.32)	$ 11.93	25.12%	$ 32,968	1.10%	1.34%	0.56%	26.63%
9/30/2022	$ 13.44	0.03	(2.99)	(2.96)	(0.02)	(0.65)	(0.67)	$ 9.81	(23.33)%	$ 25,650	1.10%	1.39%	0.22%	20.96%
9/30/2021	$ 10.18	0.02	3.30	3.32	(0.06)	—	(0.06)	$ 13.44	32.71%	$ 19,903	1.10%	1.56%	0.16%	34.69%
2/28/2020 (commencement) - 9/30/2020	$ 10.00	0.01	0.17	0.18	—	—	—	$ 10.18	1.80%	$ 11,266	1.10%	2.36%	0.20%	26.96%
SMALL CAP
Investor Shares
3/31/2025(11)	$ 36.74	(0.18)	(3.08)	(3.26)	—	(1.83)	(1.83)	$ 31.65	(9.59)%	$ 426,842	1.24%	n/a	(1.02)%	30.56%
9/30/2024	$ 29.52	(0.34)	7.56	7.22	—	—	—	$ 36.74	24.46%	$ 515,060	1.23%	n/a	(1.03)%	46.72%
9/30/2023	$ 27.82	(0.31)	2.09	1.78	(0.08)	—	(0.08)	$ 29.52	6.38%	$ 526,681	1.23%	n/a	(1.01)%	30.14%
9/30/2022	$ 50.34	(0.36)	(17.09)	(17.45)	—	(5.07)	(5.07)	$ 27.82	(38.24)%	$ 571,380	1.20%	n/a	(1.00)%	33.64%
9/30/2021	$ 42.80	(0.53)	10.77	10.24	—	(2.70)	(2.70)	$ 50.34	24.45%	$ 1,089,099	1.19%	n/a	(1.06)%	39.79%
9/30/2020	$ 33.17	(0.38)	12.66	12.28	—	(2.65)	(2.65)	$ 42.80	39.51%	$ 896,297	1.20%	n/a	(1.05)%	40.59%
Advisor Shares
3/31/2025(11)	$ 37.16	(0.16)	(3.11)	(3.27)	—	(1.83)	(1.83)	$ 32.06	(9.50)%	$ 211,015	1.10%	n/a	(0.89)%	30.56%
9/30/2024	$ 29.82	(0.29)	7.63	7.34	—	—	—	$ 37.16	24.61%	$ 284,862	1.08%	n/a	(0.89)%	46.72%
9/30/2023	$ 28.08	(0.26)	2.10	1.84	(0.10)	—	(0.10)	$ 29.82	6.56%	$ 262,669	1.07%	n/a	(0.86)%	30.14%
9/30/2022	$ 50.70	(0.32)	(17.23)	(17.55)	—	(5.07)	(5.07)	$ 28.08	(38.16)%	$ 361,941	1.06%	n/a	(0.87)%	33.64%
9/30/2021	$ 43.03	(0.47)	10.84	10.37	—	(2.70)	(2.70)	$ 50.70	24.63%	$ 1,325,015	1.06%	n/a	(0.93)%	39.79%
9/30/2020	$ 33.30	(0.34)	12.72	12.38	—	(2.65)	(2.65)	$ 43.03	39.66%	$ 999,213	1.08%	n/a	(0.94)%	40.59%
Institutional Shares
3/31/2025(11)	$ 38.05	(0.15)	(3.19)	(3.34)	—	(1.83)	(1.83)	$ 32.88	(9.46)%	$ 456,450	1.01%	n/a	(0.79)%	30.56%
9/30/2024	$ 30.50	(0.27)	7.82	7.55	—	—	—	$ 38.05	24.75%	$ 592,837	1.00%	n/a	(0.81)%	46.72%
9/30/2023	$ 28.74	(0.25)	2.16	1.91	(0.15)	—	(0.15)	$ 30.50	6.62%	$ 835,311	1.00%	n/a	(0.78)%	30.14%
9/30/2022	$ 51.74	(0.28)	(17.65)	(17.93)	—	(5.07)	(5.07)	$ 28.74	(38.12)%	$ 882,206	0.98%	n/a	(0.78)%	33.64%
9/30/2021	$ 43.82	(0.43)	11.05	10.62	—	(2.70)	(2.70)	$ 51.74	24.76%	$ 1,633,941	0.96%	n/a	(0.83)%	39.79%
9/30/2020	$ 33.83	(0.31)	12.95	12.64	—	(2.65)	(2.65)	$ 43.82	39.82%	$ 1,106,482	0.99%	n/a	(0.84)%	40.59%

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SUSTAINABLE EMERGING MARKETS
Investor Shares
3/31/2025(11)	$ 18.50	0.05	(0.60)	(0.55)	(0.19)	—	(0.19)	$ 17.76	(2.97)%	$ 13,906	1.15%	1.40%	0.52%	12.67%
9/30/2024	$ 15.02	0.20	3.35	3.55	(0.07)	—	(0.07)	$ 18.50	23.70%	$ 16,135	1.15%	1.61%	1.21%	11.71%
9/30/2023	$ 12.48	0.18	2.47	2.65	(0.11)	—	(0.11)	$ 15.02	21.37%	$ 13,658	1.15%	1.74%	1.22%	28.77%
9/30/2022	$ 19.25	0.18	(6.75)	(6.57)	(0.20)	—	(0.20)	$ 12.48	(34.51)%	$ 12,297	1.26%(8)	1.58%	1.06%	21.48%
9/30/2021	$ 16.39	0.07	3.11	3.18	(0.32)	—	(0.32)	$ 19.25	19.50%	$ 61,975	1.35%	1.75%	0.36%	23.22%
9/30/2020	$ 15.22	0.24	1.20	1.44	(0.27)	—	(0.27)	$ 16.39	9.58%	$ 46,541	1.35%	1.73%	1.59%	21.57%
Advisor Shares
3/31/2025(11)	$ 18.49	0.06	(0.60)	(0.54)	(0.21)	—	(0.21)	$ 17.74	(2.94)%	$ 62,412	1.05%	1.16%	0.70%	12.67%
9/30/2024	$ 15.01	0.22	3.34	3.56	(0.08)	—	(0.08)	$ 18.49	23.83%	$ 47,511	1.05%	1.22%	1.31%	11.71%
9/30/2023	$ 12.47	0.21	2.47	2.68	(0.14)	—	(0.14)	$ 15.01	21.58%	$ 37,476	1.05%	1.33%	1.40%	28.77%
4/28/2022 (commencement) - 9/30/2022	$ 14.61	0.06	(2.20)	(2.14)	—	—	—	$ 12.47	(14.65)%	$ 26,872	1.05%	1.97%	0.96%	21.48%
Institutional Shares
3/31/2025(11)	$ 18.84	0.06	(0.61)	(0.55)	(0.21)	—	(0.21)	$ 18.08	(2.89)%	$ 149,372	1.00%	1.05%	0.70%	12.67%
9/30/2024	$ 15.29	0.24	3.39	3.63	(0.08)	—	(0.08)	$ 18.84	23.86%	$ 105,709	1.00%	1.10%	1.42%	11.71%
9/30/2023	$ 12.71	0.23	2.50	2.73	(0.15)	—	(0.15)	$ 15.29	21.57%	$ 44,368	1.00%	1.26%	1.51%	28.77%
9/30/2022	$ 19.55	0.18	(6.85)	(6.67)	(0.17)	—	(0.17)	$ 12.71	(34.46)%	$ 23,562	1.07%(8)	1.45%	1.13%	21.48%
9/30/2021	$ 16.56	0.10	3.14	3.24	(0.25)	—	(0.25)	$ 19.55	19.74%	$ 9,794	1.20%	1.89%	0.51%	23.22%
9/30/2020	$ 15.25	0.27	1.21	1.48	(0.17)	—	(0.17)	$ 16.56	9.73%	$ 6,695	1.20%	2.29%	1.72%	21.57%
VALUE
Investor Shares
3/31/2025(11)	$ 15.56	0.12	0.10	0.22	(0.20)	(0.89)	(1.09)	$ 14.69	1.35%	$ 78,093	0.98%	1.10%	1.60%	14.91%
9/30/2024	$ 13.21	0.18	2.87	3.05	(0.13)	(0.57)	(0.70)	$ 15.56	24.10%	$ 84,289	0.98%	1.09%	1.26%	25.33%
9/30/2023	$ 12.02	0.13	3.14	3.27	(0.03)	(2.05)	(2.08)	$ 13.21	29.09%	$ 83,594	1.06%(9)	1.09%	1.00%	38.07%
9/30/2022	$ 16.28	0.13	(2.44)	(2.31)	(0.16)	(1.79)	(1.95)	$ 12.02	(16.50)%	$ 82,183	1.06%	n/a	0.86%	27.96%
9/30/2021	$ 12.41	0.10	4.82	4.92	(0.06)	(0.99)	(1.05)	$ 16.28	41.36%	$ 108,551	1.05%	n/a	0.67%	25.99%
9/30/2020	$ 12.88	0.09	(0.02)	0.07	(0.11)	(0.43)	(0.54)	$ 12.41	0.35%	$ 78,717	1.08%	n/a	0.73%	39.07%
Advisor Shares
3/31/2025(11)	$ 15.47	0.13	0.09	0.22	(0.21)	(0.89)	(1.10)	$ 14.59	1.40%	$ 73,941	0.88%	0.98%	1.67%	14.91%
9/30/2024	$ 13.14	0.19	2.86	3.05	(0.15)	(0.57)	(0.72)	$ 15.47	24.29%	$ 95,835	0.88%	0.97%	1.36%	25.33%
9/30/2023	$ 11.97	0.15	3.12	3.27	(0.05)	(2.05)	(2.10)	$ 13.14	29.30%	$ 87,610	0.88%	0.97%	1.20%	38.07%
9/30/2022	$ 16.21	0.15	(2.42)	(2.27)	(0.18)	(1.79)	(1.97)	$ 11.97	(16.35)%	$ 54,633	0.88%	0.96%	1.02%	27.96%
9/30/2021	$ 12.37	0.13	4.79	4.92	(0.09)	(0.99)	(1.08)	$ 16.21	41.53%	$ 99,646	0.88%	0.95%	0.84%	25.99%
9/30/2020	$ 12.83	0.11	(0.02)	0.09	(0.12)	(0.43)	(0.55)	$ 12.37	0.54%	$ 84,035	0.88%	0.92%	0.94%	39.07%
Institutional Shares
3/31/2025(11)	$ 15.48	0.13	0.10	0.23	(0.22)	(0.89)	(1.11)	$ 14.60	1.46%	$ 158,007	0.83%	0.84%	1.74%	14.91%
9/30/2024	$ 13.15	0.20	2.86	3.06	(0.16)	(0.57)	(0.73)	$ 15.48	24.33%	$ 168,432	0.83%	0.85%	1.42%	25.33%
9/30/2023	$ 11.98	0.15	3.13	3.28	(0.06)	(2.05)	(2.11)	$ 13.15	29.35%	$ 124,498	0.85%(10)	0.85%	1.20%	38.07%
9/30/2022	$ 16.24	0.15	(2.43)	(2.28)	(0.19)	(1.79)	(1.98)	$ 11.98	(16.34)%	$ 90,279	0.85%	n/a	1.01%	27.96%
9/30/2021	$ 12.40	0.13	4.80	4.93	(0.10)	(0.99)	(1.09)	$ 16.24	41.61%	$ 163,069	0.83%	n/a	0.88%	25.99%
9/30/2020	$ 12.86	0.12	(0.02)	0.10	(0.13)	(0.43)	(0.56)	$ 12.40	0.64%	$ 123,440	0.82%	n/a	1.02%	39.07%

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE INCOME
Investor Shares
3/31/2025(11)	$ 10.77	0.12	(0.28)	(0.16)	(0.11)	—	(0.11)	$ 10.50	(1.43)%	$ 966	1.20%	8.47%	2.35%	14.73%
9/30/2024	$ 8.77	0.28	1.98	2.26	(0.26)	—	(0.26)	$ 10.77	26.05%	$ 1,032	1.20%	8.59%	2.84%	29.11%
9/30/2023	$ 8.15	0.24	0.63	0.87	(0.25)	—	(0.25)	$ 8.77	10.67%	$ 754	1.20%	9.07%	2.67%	30.15%
2/28/2022 (commencement) - 9/30/2022	$ 10.00	0.15	(1.86)	(1.71)	(0.14)	—	(0.14)	$ 8.15	(17.16)%	$ 733	1.20%	13.46%	2.73%	15.65%
Advisor Shares
3/31/2025(11)	$ 10.78	0.13	(0.28)	(0.15)	(0.12)	—	(0.12)	$ 10.51	(1.38)%	$ 2,185	1.10%	3.98%	2.46%	14.73%
9/30/2024	$ 8.77	0.29	1.99	2.28	(0.27)	—	(0.27)	$ 10.78	26.27%	$ 2,216	1.10%	4.18%	2.94%	29.11%
9/30/2023	$ 8.15	0.26	0.61	0.87	(0.25)	—	(0.25)	$ 8.77	10.68%	$ 1,774	1.10%	4.35%	2.86%	30.15%
2/28/2022 (commencement) - 9/30/2022	$ 10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$ 8.15	(17.11)%	$ 1,178	1.10%	9.98%	2.86%	15.65%
Institutional Shares
3/31/2025(11)	$ 10.78	0.13	(0.28)	(0.15)	(0.12)	—	(0.12)	$ 10.51	(1.35)%	$ 13,117	1.05%	2.08%	2.52%	14.73%
9/30/2024	$ 8.78	0.29	1.98	2.27	(0.27)	—	(0.27)	$ 10.78	26.18%	$ 13,138	1.05%	2.21%	2.97%	29.11%
9/30/2023	$ 8.15	0.26	0.62	0.88	(0.25)	—	(0.25)	$ 8.78	10.83%	$ 8,558	1.05%	2.42%	2.88%	30.15%
2/28/2022 (commencement) - 9/30/2022	$ 10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$ 8.15	(17.10)%	$ 7,195	1.05%	2.55%	2.86%	15.65%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Amount is between $0.005 and $(0.005) per share.
(6)	Expense limit from October 1, 2023 to May 30, 2024 was 1.45% for Investor Shares, 1.35% for Advisor Shares and 1.30% for Institutional Shares. Expense limit was lowered effective May 31, 2024 to 1.24% for Investor Shares, 1.14% for Advisor Shares and 1.09% for Institutional Shares.
(7)	Adviser voluntarily waived expenses related to the proxy during the year.
(8)	Expense limit from October 1, 2021 to February 28, 2022 was 1.35% for Investor Shares and 1.20% for Institutional Shares. Expense limit was lowered effective March 1, 2022 to 1.15% for Investor Shares and 1.00% for Institutional Shares.
(9)	There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.98%.
(10)	There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.83%.
(11)	Unaudited. For the six months ended March 31, 2025.

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

*	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(n) in Notes to Financial Statements for additional information.

Fund	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
EMERGING MARKETS DEBT OPPORTUNITIES
Investor
3/31/2025	1.25%	2.80%
9/30/2024	1.25%	3.18%
9/30/2023	1.25%	7.98%
Advisor
3/31/2025	1.15%	1.54%
9/30/2024	1.15%	1.81%
9/30/2023	1.15%	2.95%
Institutional
3/31/2025	1.10%	1.35%
9/30/2024	1.10%	1.60%
9/30/2023	1.10%	1.95%
GLOBAL UNCONSTRAINED
Investor
3/31/2025	1.24%	1.93%
9/30/2024	1.31%	3.11%
9/30/2023	1.45%	9.23%
3/31/2022 (Commencement) - 9/30/2022	1.45%	53.92%
Advisor
3/31/2025	1.14%	1.44%
9/30/2024	1.24%	1.69%
9/30/2023	1.35%	9.22%
3/31/2022 (Commencement) - 9/30/2022	1.35%	9.22%
Institutional
3/31/2025	1.09%	1.46%
9/30/2024	1.23%	1.69%
9/30/2023	1.30%	2.26%
3/31/2022 (Commencement) - 9/30/2022	1.30%	2.38%

@ Includes the effect of expenses waived or paid by the Adviser, if applicable.

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Notes to Financial Statements — March 31, 2025

(1)	Organization

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2025, Artisan Partners Funds is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Debt Opportunities Fund (“Emerging Markets Debt Opportunities Fund”)	April 7, 2022	April 7, 2022	April 7, 2022
Artisan Floating Rate Fund (“Floating Rate Fund”)	December 1, 2021	December 1, 2021	December 1, 2021
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Unconstrained Fund (“Global Unconstrained Fund”)	March 31, 2022	March 31, 2022	March 31, 2022
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Explorer Fund (“International Explorer Fund”)	N/A	May 16, 2022	May 16, 2022
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	April 25, 2022	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011
Artisan Value Income Fund (“Value Income Fund”)	February 28, 2022	February 28, 2022	February 28, 2022

During the reporting period, Developing World Fund, Floating Rate Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Sustainable Emerging Markets Fund, Value Fund, and Value Income Fund operated as open-end, diversified mutual funds. During the reporting period, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, International Explorer Fund, and Select Equity Fund operated as open-end, non-diversified mutual funds. The investment objective of each Fund (except Developing World Fund, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund, High Income Fund and Value Income Fund) is to seek long-term capital growth. Developing World Fund’s and Focus Fund’s investment objective is to seek long-term capital appreciation. Emerging Markets Debt Opportunities Fund’s, Floating Rate Fund’s and Global Unconstrained Fund’s investment objective is to provide total return through a combination of current income and long-term capital appreciation. High Income Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Value Income Fund’s investment objective is to provide total return through a combination of income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, since the inception dates listed above, except for International Explorer Fund which only offers Advisor Shares and Institutional Shares. Investor Shares of the Funds are generally available to members of the general public. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to a Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

Artisan Partners Funds	91

NOTES TO FINANCIAL STATEMENTS

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through one or more wholly-owned subsidiaries. References herein to each such Fund include references to a subsidiary in respect of the Fund’s investment exposure. The allocation of the Fund’s portfolio in a subsidiary will vary over time. Each such Fund will treat a subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Investments in Subsidiaries – Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated financial statements include the accounts of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of March 31, 2025, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $9,609,258 in net assets, representing 10.22% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan Global Unconstrained Subsidiary Ltd. had $22,545,019 in net assets, representing 7.51% of Global Unconstrained Fund’s net assets.

(b)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of issuance of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Securities trading primarily outside the US may have fair value factors applied where the applicable trading market was closed or as a result of significant market movements following the close of local trading. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Derivatives (including centrally cleared swaps, total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.

Fixed income securities, including loan participation notes, are fair valued using prices from the Funds' pricing vendors. Such prices were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other

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factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Funds was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase in the net asset value of less than 0.40% for Artisan Emerging Markets Debt Opportunities Fund and less than 0.35% for Artisan Global Unconstrained Fund, respectively. There was no or de minimis impact on other Funds.

Rule 2a-5 under the 1940 Act (“Rule 2a-5”) established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds have adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4. Artisan Partners was designated by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing a valuation committee to establish fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by Artisan Partners Limited Partnership and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not deemed reliable.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken or expected to be taken, on federal income tax returns for all remaining open tax years (fiscal years 2021 through 2024) and have concluded that, as of March 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the period ended March 31, 2025, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds' understanding of the applicable country’s tax rules and rates. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments”, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on realized and unrealized gains.

(d)	Portfolio Transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

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(e)	Restricted Securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(f)	Foreign Currency Translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets less liabilities in the Schedules of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(g)	Depositary Receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-Linked Securities and Credit-Linked Notes – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may invest in credit-linked notes. Equity-linked securities and credit-linked notes are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security or credit-linked note typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities or credit-linked notes that the Funds purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31, 2025, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)	When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Unfunded Commitments – Pursuant to the terms of certain term loan agreements, Emerging Markets Debt Opportunities

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Fund, Floating Rate Fund, Global Unconstrained Fund, and High Income Fund may be obligated to fund term loan commitments at the borrower’s discretion. During the period, Floating Rate Fund and High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses are presented separately on the Statements of Operations. As of March 31, 2025, Floating Rate Fund and High Income Fund had unfunded loan commitments in the amount of $32,609 and $975,633, respectively.

(m)	Redemption Fees – Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund generally impose a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Effective March 14, 2025, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund eliminated the 2% redemption fee. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interest of the Fund, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short- term trading. During the period ended March 31, 2025, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(n)	Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds incur expenses as a result of executing short sales.

During the period ended March 31, 2025, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund engaged in short sales and paid interest on securities sold short, which is included in Interest in the Statements of Operations. During the period ended March 31, 2025, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund incurred fees and expenses on short sales, which is included in other operating expenses in the Statements of Operations. As of March 31, 2025, Global Unconstrained Fund had open short sale positions.

(o)	Repurchase Agreements - Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present acceptable credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies and other relevant factors. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty.

To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the US Bankruptcy Code, each Fund intends to comply with provisions under the Bankruptcy Code that would allow it to immediately sell such collateral. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund held repurchase agreements during the period ended March 31, 2025. As of March 31, 2025, Global Unconstrained Fund had open repurchase agreements.

(p)	Reverse Repurchase Agreements - The Funds may enter into reverse repurchase agreements with banks and securities

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dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a reverse repurchase agreements on the Statement of Assets and Liabilities. Reverse repurchase agreements are recorded at contract value. Fair value of such agreements is equivalent to contract value and would represent Level 2 Investments. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations.

For the period ended March 31, 2025, the average borrowings for Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund were $495,694 over 182 days and $495,571 over 182 days, respectively. The average borrowing rate for each fund was 0.93% and 0.47%, respectively. As of March 31, 2025, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund had open reverse repurchase agreements.

(q)	Securities Lending – In order to generate incremental revenue, a Fund may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. As a matter of policy, securities loans by such Funds are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as “manufactured payments” or “substitute payments”). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and will have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest or dividend received on investment of the cash collateral and/or receives a fee from the borrower. The Funds will typically invest cash collateral in government money market funds. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. A participating Fund may recall loaned securities on demand.

Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for the Funds. GSAL receives as compensation for its services a portion of the amount earned by each Fund for lending securities.

Income from the securities lending program is recorded when earned or as soon as reliable information became available from the lending agent. Net income for each Fund is reflected in the Statements of Operations under “Income from securities lending.” During the period ended March 31, 2025, Global Discovery Fund, Global Equity Fund, Global Unconstrained Fund, High Income Fund, International Fund, International Value Fund, Small Cap Fund, Sustainable Emerging Markets Fund, and Value Income Fund participated in the securities lending program. As of March 31, 2025, Global Equity Fund, High Income Fund, International Fund, and Sustainable Emerging Markets Fund had securities on loan.

(r)	ReFlow Liquidity Program – The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program (“Program”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the Program, ReFlow provides participating mutual funds (such as the Funds) with a source of cash to meet all, or a portion, of net shareholder redemptions. Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s or Artisan Partners’ discretion. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 14 basis points of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund and its shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, redemption fees, if applicable, or trading that is considered inappropriate, which may include frequent or short-term trading. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with Artisan Partners Funds’ policy on purchases and redemptions in-kind. During the period ended March 31, 2025, Focus Fund, Global Opportunities Fund, Mid Cap Value Fund and Value Fund participated in the ReFlow program.

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Fees associated with ReFlow are disclosed in the Statement of Operations. Certain offsetting benefits of utilizing the ReFlow service, such as reduced transactions costs, may impact net increase in net assets resulting from operations in the Statements of Operations. Gains on redemptions in-kind are included in net realized gain (loss) on investments in the Statements of Operations and will not be recognized for Federal income tax purposes. The shares ReFlow subscribed to, redemptions in-kind, gains on redemptions in-kind, fees and total expense ratio (“TER”) impact during the period were as follows:

Fund	Shares ReFlow Subscribed to	Redemptions In-Kind (in thousands)*	Gain on Redemptions In-Kind (in thousands)	ReFlow Fees (in thousands)	Impact to TER
Focus	4,797,097	$101,103	$46,506	$161	.03%
Global Opportunities	8,739,527	283,339	176,008	425	.04
Mid Cap Value	3,407,775	52,706	47,237	78	.01
Value	1,490,313	21,595	13,927	32	.02

*	Includes value of securities redeemed in-kind.

(s)	Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. During the period ended March 31, 2025 Developing World Fund, Focus Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Small-Mid Fund and International Value Fund received EU tax reclaim payments and interest on tax reclaim payments in the amount of €446,000, €87,000, €46,000, €71,000, €1,792,000, €980,000, and €19,947,000 respectively. These reclaims were not previously accrued for due to the uncertainty of collectability and interest on the tax reclaim payments. The amount of tax reclaims is included in “Dividends, from unaffiliated issuers” and interest on those tax reclaim payments is included in “Interest” on the accompanying Statements of Operations. Reclaims and interest received on reclaims that are received in a currency other than USD are converted to USD using the foreign currency translation as outlined in the Notes to Financial Statements. Non-cash dividends related to corporate actions, if any, were included in dividend income, and generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and included accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(t)	New Accounting Pronouncements - In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07 (“ASU 2023-07”), “Segment Reporting (Topic 280)”, which requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

In December 2023, FASB issued ASU No. 2023-09 (“ASU 2023-09”), “Improvements to Income Tax Disclosures”, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

(3)	Risks:

Like all mutual funds, the Funds take investment risks and it is possible for a shareholder to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This

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section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

The success of a Fund is dependent on such Fund’s investment team’s investment decisions, which are based, in part, on the research process employed by the Fund’s investment team. The portfolio securities selected by the investment team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. To the extent an investment team considers environmental, social and governance factors in its research process, such Fund may forgo certain investment opportunities and underperform funds that do not consider environmental, social and governance factors.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect Fund performance. For example, the global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, meaningfully disrupted the global economy and markets.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

In addition, geopolitical events adversely affect global economies and securities markets, subjecting a Fund’s investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other crossborder trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. Each Fund that may invest in fixed income securities may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally

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be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect each Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans, including floating or adjustable rate loans, are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Floating Rate Fund and High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which a Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford a Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or meet redemption obligations until a substantial period after the sale of the loans.

Some floating or variable rate obligations or investments of a Fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings has ceased. Public and private sector actors have worked to establish alternative reference rates, like Secured Overnight Financing Rate (“SOFR”) or Term SOFR, to be used in place of LIBOR. It is expected that the financing arrangements entered into by a Fund will therefore likely reference risk free rates (“RFRs”) as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a “backward” looking basis and therefore are only known at the end of an interest period, whereas LIBOR was a “forward” looking rate. Moreover, certain RFRs (such as SOFR for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. Given the relative novelty of the use of RFRs in financial markets, the exact impact of the use of the RFRs remains to be seen. All of the aforementioned may adversely affect a Fund’s investments (including in respect of its volatility, value and liquidity) and, as a result, its performance and/or NAV.

As non-diversified funds, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, International Explorer Fund, and Select Equity Fund may invest a larger portion of their assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants or the issuers of securities held by the Funds may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations.

A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners. For example, changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index. The skills needed to successfully execute derivative strategies may be different

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS

from those needed for other types of transactions. If a Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction.

In addition to the risks of an adverse change in the value of the underlying reference asset, a Fund’s use of derivatives, including, but not limited to, over-the-counter (“OTC”) derivatives, involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests, especially in unusual or extreme market conditions. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

US and non-US legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund’s use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and a Fund may as a result be unable to execute its investment strategies in a manner Artisan Partners might otherwise choose. In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivatives risk management program that takes into account how a Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.

Emerging Markets Debt Opportunities Fund’s and Global Unconstrained Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt.

(4)	Fair Value Measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an asset or purchasing a liability in an orderly transaction to/from an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(b). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, sovereign bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2025 (in thousands). Refer to each Fund’s Schedule of Investments for industry or country classifications.

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Assets Description
Common Stocks
Americas	$1,199,478	$–	$–		$1,199,478
Emerging Markets	864,634	681,960	–		1,546,594
Europe	41,462	277,679	–		319,141
Pacific Basin	346,333	59,006	–		405,339
Investment Company	124,167	–	–		124,167
Total Assets	2,576,074	1,018,645	–		3,594,719
Total Liabilities	–	–	–		–
Total	2,576,074	1,018,645	–		3,594,719

Emerging Markets Debt Opportunities
Assets Description
Sovereign Government Bonds	–	46,444	–		46,444
Corporate Bonds	–	16,516	–		16,516
Bank Loans	–	–	3,725		3,725
Convertible Bond	–	146	–		146
Common Stock	–	–	–	(1)	–
Sovereign Government Treasury Bills	–	13,392	–		13,392
U.S. Treasury Obligations	–	12,729	–		12,729
Investment Company	355	–	–		355
Foreign Currency Forward Contracts(2)	–	729	–		729
Futures(2)	90	–	–		90
Centrally Cleared Credit Default Swaps(2)	–	3	–		3
Centrally Cleared Interest Rate Swaps(2)	–	490	–		490
Total Assets	445	90,449	3,725		94,619
Liabilities Description
Foreign Currency Forward Contracts(2)	–	(383)	–		(383)
Futures(2)	(308)	–	–		(308)
Centrally Cleared Credit Default Swaps(2)	–	(29)	–		(29)
Centrally Cleared Interest Rate Swaps(2)	–	(176)	–		(176)
Total Liabilities	(308)	(588)	–		(896)
Total	137	89,861	3,725		93,723

Floating Rate
Assets Description
Bank Loans	–	74,780	–		74,780
Corporate Bonds	–	3,314	–		3,314
Common Stocks	–	452	–		452
Preferred Stock	–	82	–		82
Warrants	–	–	–	(1)	–
Investment Company	7,021	–	–		7,021
Total Assets	7,021	78,628	–		85,649
Total Liabilities	–	–	–		–
Total	7,021	78,628	–		85,649

Focus
Assets Description
Common Stocks	829,538	86,920	–		916,458
Options Purchased	6,475	–	–		6,475
Investment Company	49,562	–	–		49,562

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Focus (continued)
Foreign Currency Forward Contracts(2)	$–	$996	$–		$996
Total Assets	885,575	87,916	–		973,491
Liabilities Description
Foreign Currency Forward Contracts(2)	–	(2,932)	–		(2,932)
Total Liabilities	–	(2,932)	–		(2,932)
Total	885,575	84,984	–		970,559

Global Discovery
Assets Description
Common Stocks
Americas	122,073	–	–		122,073
Europe	18,050	61,229	–		79,279
Pacific Basin	4,812	3,112	–		7,924
Investment Company	12,061	–	–		12,061
Total Assets	156,996	64,341	–		221,337
Total Liabilities	–	–	–		–
Total	156,996	64,341	–		221,337

Global Equity
Assets Description
Common Stocks
Americas	34,961	2,441	–		37,402
Emerging Markets	14,171	25,574	–	(1)	39,745
Europe	2,322	61,084	–		63,406
Pacific Basin	–	4,643	–		4,643
Investment Company	4,621	–	–		4,621
Total Assets	56,075	93,742	–		149,817
Total Liabilities	–	–	–		–
Total	56,075	93,742	–		149,817

Global Opportunities
Assets Description
Common Stocks
Americas	1,092,794	–	–		1,092,794
Emerging Markets	38,871	112,424	–		151,295
Europe	84,441	475,406	–		559,847
Pacific Basin	32,934	83,574	–		116,508
Investment Company	53,994	–	–		53,994
Total Assets	1,303,034	671,404	–		1,974,438
Total Liabilities	–	–	–		–
Total	1,303,034	671,404	–		1,974,438

Global Unconstrained
Assets Description
Sovereign Government Bonds	–	130,325	–		130,325
Corporate Bonds	–	42,179	–		42,179
Common Stocks	11,175	1,114	–	(1)	12,289
Bank Loans	–	–	8,626		8,626
Exchange Traded Fund	3,335	–	–		3,335
Closed End Fund	627	–	–		627
Convertible Bond	–	351	–		351
Sovereign Government Treasury Bills	–	43,179	–		43,179
U.S. Treasury Obligations	–	41,477	–		41,477
Repurchase Agreements	–	13,840	–		13,840

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Global Unconstrained (continued)
Assets Description
Investment Company	$3,116	$–	$–		$3,116
Foreign Currency Forward Contracts(2)	–	1,902	–		1,902
Futures(2)	342	–	–		342
Centrally Cleared Credit Default Swaps(2)	–	1,191	–		1,191
Centrally Cleared Interest Rate Swaps(2)	–	298	–		298
Total Assets	18,595	275,856	8,626		303,077
Liabilities Description
Common Stock	–	(1,697)	–		(1,697)
Corporate Bonds	–	(3,818)	–		(3,818)
Exchange Traded Fund	(6,110)	–	–		(6,110)
Sovereign Government Bonds	–	(8,917)	–		(8,917)
Foreign Currency Forward Contracts(2)	–	(1,493)	–		(1,493)
Futures(2)	(557)	–	–		(557)
Centrally Cleared Credit Default Swaps(2)	–	(751)	–		(751)
Centrally Cleared Interest Rate Swaps(2)	–	(410)	–		(410)
OTC Credit Default Swaps(2)	–	(19)	–		(19)
OTC Interest Rate Swaps(2)	–	(39)	–		(39)
Total Liabilities	(6,667)	(17,144)	–		(23,811)
Total	11,928	258,712	8,626		279,266

Global Value
Assets Description
Common Stocks and Equity-Linked Security
Americas	1,125,666	189,750	–		1,315,416
Emerging Markets	–	131,345	–		131,345
Europe	–	920,959	–		920,959
Investment Company	131,722	–	–		131,722
Foreign Currency Forward Contracts(2)	–	93	–		93
Total Assets	1,257,388	1,242,147	–		2,499,535
Liabilities Description
Foreign Currency Forward Contracts(2)	–	(571)	–		(571)
Total Liabilities	–	(571)	–		(571)
Total	1,257,388	1,241,576	–		2,498,964

High Income
Assets Description
Corporate Bonds	–	6,636,905	–		6,636,905
Bank Loans	–	1,981,909	–		1,981,909
Common Stocks	–	40,339	–		40,339
Preferred Stock	–	2,446	–		2,446
Warrants	–	–	–	(1)	–
Investment Company	634,922	–	–		634,922
Total Assets	634,922	8,661,599	–		9,296,521
Foreign Currency Forward Contracts(2)	–	(384)	–		(384)
Total Liabilities	–	(384)	–		(384)
Total	634,922	8,661,215	–		9,296,137

International
Assets Description
Common Stocks and Equity-Linked Security
Americas	160,730	83,219	–		243,949
Emerging Markets	414,301	454,214	–	(1)	868,515
Europe	102,146	3,164,041	–		3,266,187
Pacific Basin	–	449,401	–		449,401
Investment Company	175,970	–	–		175,970
Total Assets	853,147	4,150,875	–		5,004,022

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International (continued)
Total Liabilities	$–	$–	$–	$–
Total	853,147	4,150,875	–	5,004,022

International Explorer
Assets Description
Common Stocks
Americas	6,085	19,273	–	25,358
Emerging Markets	7,702	18,293	–	25,995
Europe	6,094	118,651	–	124,745
Pacific Basin	–	45,055	–	45,055
Convertible Bond
Europe	–	–	3,645	3,645
Investment Company	37,176	–	–	37,176
Total Assets	57,057	201,272	3,645	261,974
Total Liabilities	–	–	–	–
Total	57,057	201,272	3,645	261,974

International Small-Mid
Assets Description
Common Stocks
Americas	672,903	56,021	–	728,924
Emerging Markets	229,584	37,109	–	266,693
Europe	52,405	1,584,961	–	1,637,366
Middle East	180,976	35,504	–	216,480
Pacific Basin	–	670,467	–	670,467
Total Assets	1,135,868	2,384,062	–	3,519,930
Total Liabilities	–	–	–	–
Total	1,135,868	2,384,062	–	3,519,930

International Value
Assets Description
Common Stocks and Equity-Linked Security
Americas	5,922,374	2,278,654	–	8,201,028
Emerging Markets	330,637	4,472,807	142,700	4,946,144
Europe	438,253	17,858,634	–	18,296,887
Pacific Basin	–	394,240	–	394,240
Investment Company	4,839,848	–	–	4,839,848
Miscellaneous Securities	–	79,971	–	79,971
Foreign Currency Forward Contracts(2)	–	1,379	–	1,379
Total Assets	11,531,112	25,085,685	142,700	36,759,497
Foreign Currency Forward Contracts(2)	–	(6,985)	–	(6,985)
Total Liabilities	–	(6,985)	–	(6,985)
Total	11,531,112	25,078,700	142,700	36,752,512

Mid Cap
Assets Description
Common Stocks	3,464,712	–	–	3,464,712
Investment Company	57,656	–	–	57,656
Total Assets	3,522,368	–	–	3,522,368
Total Liabilities	–	–	–	–
Total	3,522,368	–	–	3,522,368

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Mid Cap Value
Assets Description
Common Stocks	$1,029,338	$–	$–	(1)	$1,029,338
Investment Company	10,753	–	–		10,753
Total Assets	1,040,091	–	–		1,040,091
Total Liabilities	–	–	–		–
Total	1,040,091	–	–		1,040,091

Select Equity
Assets Description
Common Stocks	45,152	7,810	–		52,962
Investment Company	5,368	–	–		5,368
Foreign Currency Forward Contracts(2)	–	6	–		6
Total Assets	50,520	7,816	–		58,336
Liabilities Description
Foreign Currency Forward Contracts(2)	–	(17)	–		(17)
Total Liabilities	–	(17)	–		(17)
Total	50,520	7,799	–		58,319

Small Cap
Assets Description
Common Stocks	1,047,630	–	–		1,047,630
Investment Company	29,684	–	–		29,684
Total Assets	1,077,314	–	–		1,077,314
Total Liabilities	–	–	–		–
Total	1,077,314	–	–		1,077,314

Sustainable Emerging Markets
Assets Description
Common Stocks
Americas	1,801	–	–		1,801
Emerging Markets	41,915	157,277	–	(1)	199,192
Europe	4,236	–	–		4,236
Pacific Basin	1,755	3,015	–		4,770
Investment Company	13,748	–	–		13,748
Warrant
Emerging Markets	–	2,307	–		2,307
Total Assets	63,455	162,599	–		226,054
Total Liabilities	–	–	–		–
Total	63,455	162,599	–		226,054

Value
Assets Description
Common Stocks	240,092	61,812	–		301,904
Investment Company	5,265	–	–		5,265
Total Assets	245,357	61,812	–		307,169
Total Liabilities	–	–	–		–
Total	245,357	61,812	–		307,169

Value Income
Assets Description
Common Stocks and Equity-Linked Security	12,881	1,978	–		14,859
Convertible Bonds	–	389	–		389
Corporate Bonds	–	373	–		373
Preferred Stock	280	–	–		280
Convertible Preferred Stock	150	–	–		150
Investment Company	195	–	–		195
Total Assets	13,506	2,740	–		16,246

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Income (continued)
Liabilities Description
Written Options	$(52)	$–	$–	$(52)
Total Liabilities	(52)	–	–	(52)
Total	13,454	2,740	–	16,194

(1)	Includes one or more securities valued at $0.

(2)	Foreign currency forward contracts, futures contracts, OTC swap contracts and centrally cleared swap contracts are valued at unrealized appreciation (depreciation).

Information about Level 3 fair value measurements (dollar value in thousands):

Assets	Fair Value at March 31, 2025		Valuation Technique	Unobservable Input(s)	Range	Weighted Average	Impact to Fair Value from an Increase in Input
Emerging Markets Debt Opportunities
Common Stock	$–	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Bank Loans	1,959		Broker quote	Single broker quote(2)	$85.50 - $99.38	$95.96	Increase
Bank Loans	1,766		Market Comparable(s)	Model-derived based on change in option-adjusted spread of comparables(3)	$98.21 - $100.48	$99.67	Increase
Total	3,725
Floating Rate
Warrant	–	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Global Equity
Common Stock	–	(1)	Last quote in a restricted market	100% discount for uncertainty of liquidation value	N/A	N/A	N/A

Global Unconstrained
Common Stock	–	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A

Bank Loans	2,677		Broker quote	Single broker quote(4)	$85.50 - $99.38	$96.03	Increase
Bank Loans	5,949		Market Comparable(s)	Model-derived based on change in option-adjusted spread of comparables(3)	$98.21 - $100.48	$99.71	Increase
Total	8,626
High Income
Warrant	–	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
International
Common Stock	–	(1)	Last quote in a restricted market	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
International Explorer
Convertible Bond	3,645		Cost plus accretion	Commutation price and date	$85.00 - $85.72	$85.33	Increase
International Value
Common Stock	142,700		Mark-to-Model approach	Net collateral, net earned premiums, and fair value of loss reserves	$127,120 - $147,700	$139,036	Increase
Mid Cap Value
Common Stock	–	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Sustainable Emerging Markets
Common Stock	–	(1)	Last quote in a restricted market	100% discount for uncertainty of liquidation value	N/A	N/A	N/A

(1)	Includes one or more securities valued at $0.

(2)	At times during the period, unobservable input(s) were model-derived based on change in option-adjusted spread of comparables with a range of $82.12 - $100.60 and weighted average of $96.23.

(3)	At times during the period, unobservable input(s) were single broker quote with a range of $99.50.

(4)	At times during the period, unobservable input(s) were model-derived based on change in option-adjusted spread of comparables with a range of $82.12 - $100.60 and weighted average of $96.30.

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2025, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Debt Opportunities Fund	Floating Rate Fund		Global Equity Fund		Global Unconstrained Fund	High Income Fund
Balance as of September 30, 2024	$2,756	$–	(1)	$–	(1)	$3,730	$–	(1)
Transfers into Level 3	–	–		–		–	–
Net change in unrealized appreciation (depreciation)	86	–		–		197	–
Purchases	1,745	–		–		5,838	–
Sales	(765)	–		–		(1,007)	–
Accrued Amortization	– (2)	–		–		– (2)	–
Realized Gain/Loss	(97)	–		–		(132)	–
Transfers out of Level 3	–	–		–		–	–
Balance as of March 31, 2025	$3,725	$–	(1)	$–	(1)	$8,626	$–	(1)
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2025	$40	$–		$–		$136	$–

	International Fund		International Explorer Fund	International Value Fund	Mid Cap Value Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2024	$–	(1)	$–	$146,720	$–	(1)	$–	(1)
Transfers into Level 3	–		–	–	–		–
Net change in unrealized appreciation (depreciation)	–		23	(4,020)	–		–
Purchases	–		3,622	–	–		–
Sales	–		–	–	–		–
Accrued Amortization	–		–	–	–		–
Realized Gain/Loss	–		–	–	–		–
Transfers out of Level 3	–		–	–	–		–
Balance as of March 31, 2025	$–	(1)	$3,645	$142,700	$–	(1)	$–	(1)
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2025	$–		$23	$(4,020)	$–		$–

(1)	Includes one or more securities valued at $0.

(2)	Amount rounds to less than $1

(5) Transfer Agent and Authorized Agent Fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2025 (in thousands):

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2025
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents		Total
Developing World - Investor Shares	$15	$417		$432
Developing World - Advisor Shares	6	798		804
Developing World - Institutional Shares	11	—		11
Emerging Markets Debt Opportunities - Investor Shares	11	8		19
Emerging Markets Debt Opportunities - Advisor Shares	10	14		24
Emerging Markets Debt Opportunities - Institutional Shares	10	—		10
Floating Rate - Investor Shares	11	16		27
Floating Rate - Advisor Shares	10	13		23
Floating Rate - Institutional Shares	11	—		11
Focus - Investor Shares	13	45		58
Focus - Advisor Shares	6	318		324
Focus - Institutional Shares	10	—		10
Global Discovery - Investor Shares	13	36		49
Global Discovery - Advisor Shares	11	9		20
Global Discovery - Institutional Shares	11	—		11
Global Equity - Investor Shares	14	76		90
Global Equity - Advisor Shares	10	4		14
Global Equity - Institutional Shares	11	—		11
Global Opportunities - Investor Shares	20	772		792
Global Opportunities - Advisor Shares	10	250		260
Global Opportunities - Institutional Shares	11	—		11
Global Unconstrained - Investor Shares	11	14		25
Global Unconstrained - Advisor Shares	7	49		56
Global Unconstrained - Institutional Shares	15	—		15
Global Value - Investor Shares	16	257		273
Global Value - Advisor Shares	7	141		148
Global Value - Institutional Shares	7	—		7
High Income - Investor Shares	7	771		778
High Income - Advisor Shares	12	1,686		1,698
High Income - Institutional Shares	9	—		9
International - Investor Shares	74	1,559		1,633
International - Advisor Shares	11	382		393
International - Institutional Shares	9	—		9
International Explorer - Advisor Shares	5	61		66
International Explorer - Institutional Shares	10	—		10
International Small-Mid - Investor Shares	19	192		211
International Small-Mid - Advisor Shares	7	461		468
International Small-Mid - Institutional Shares	8	—		8
International Value - Investor Shares	24	3,521		3,545
International Value - Advisor Shares	13	5,373		5,386
International Value - Institutional Shares	13	—		13
Mid Cap - Investor Shares	39	1,338		1,377
Mid Cap - Advisor Shares	6	259		265
Mid Cap - Institutional Shares	8	—		8
Mid Cap Value - Investor Shares	35	334		369
Mid Cap Value - Advisor Shares	12	110		122
Mid Cap Value - Institutional Shares	11	—		11
Select Equity - Investor Shares	11	8		19
Select Equity - Advisor Shares	11	—	^	11
Select Equity - Institutional Shares	11	—		11
Small Cap - Investor Shares	35	546		581
Small Cap - Advisor Shares	10	127		137
Small Cap - Institutional Shares	11	—		11
Sustainable Emerging Markets - Investor Shares	12	17		29
Sustainable Emerging Markets - Advisor Shares	10	19		29
Sustainable Emerging Markets - Institutional Shares	10	—		10

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2025
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Value - Investor Shares	$15	$84	$99
Value - Advisor Shares	11	42	53
Value - Institutional Shares	11	—	11
Value Income - Investor Shares	11	9	20
Value Income - Advisor Shares	10	1	11
Value Income - Institutional Shares	11	—	11

^	Amount rounds to less than $1

(6) Derivative Transactions

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivative risk management program that takes into account how its derivatives use affects its portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management. To the extent a Fund is not a limited derivatives user (as defined in Rule 18f-4), Rule 18f-4, among other things, limits a Fund’s derivatives exposure through a value-at-risk test and requires such Funds to adopt and implement a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risks. Subject to certain conditions, Funds that are limited derivatives users are not subject to the full requirements of Rule 18f-4. In order to qualify as a limited derivatives user, a Fund’s derivatives “exposure” (as defined in Rule 18f-4) cannot exceed 10% of its net assets, excluding certain currency or interest rate derivatives used for hedging purposes in accordance with specific requirements set out in Rule 18f-4. Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund and High Income Fund are full derivatives users while the remaining Funds are limited derivatives users.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, Global Value Fund, High Income Fund, International Value Fund, and Select Equity Fund each used foreign currency contracts for hedging currency exposure during the period ended March 31, 2025.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

exposure to a particular market or instrument during the period ended March 31, 2025.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as Deposits with broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. Focus Fund, Global Unconstrained Fund, and Value Income Fund held option contracts during the period ended March 31, 2025.

Each Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in a Fund’s use of options. None of the Funds invested in swaptions during the period.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the period ended March 31, 2025, Focus Fund and Value Income Fund used options transactions to enhance alpha and minimize downside market risk. Global Unconstrained Fund used options to create investment leverage.

Swap Transactions

Each Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations. Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market factors. These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party or derivatives clearing organization when the swap contract is executed and is recorded as Cash pledged on the Statements of Assets and Liabilities.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if a Fund agrees to exchange payments in US dollars for payments in a non-US currency, the swap agreement would tend to decrease a Fund’s exposure to US interest rates and increase its exposure to that non-US currency and interest rates.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to a Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.

Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

A credit default swap on a bond is an agreement between a Fund and a counterparty that enables a Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a specific default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a US or non-US corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Each Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection).

Each Fund may enter into credit default swap contracts as seller protection. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of credit default swap protection, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer up to the full notional value of the reference obligation. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement.

Each Fund may also engage in total return swaps, in which payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). Total return swap agreements may be used to obtain exposure to a security, commodity, or market without owning

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

or taking physical custody of such security or investing directly in such market. Swaps carry counterparty risks that cannot be fully anticipated. Each Fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the Fund’s use of futures contracts, in addition to the risks involved in the Fund’s use of swap agreements. A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the Fund does not own or take physical custody of such asset or invest directly in such market.

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when a Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s NAV. During the period ended March 31, 2025, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used swap transactions to create investment leverage.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2025 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statement of assets and Liabilities Location	Value
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$729
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(383)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts	(218)*
	Credit	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	(26)*
	Interest rate	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts	314 *
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	996
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(2,932)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	6,475
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	1,902
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(1,493)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts	(156)*
	Equity	Futures contracts	Payable for variation margin on futures contracts	(59)*
	Credit	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts	440 *
	Interest rate	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	(112)*
	Credit	Over the counter swap contracts	Swap contracts, at value	(61)
	Interest rate	Over the counter swap contracts	Swap contracts, at value	(36)
Global Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	93
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(571)
High Income	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(384)
International Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	1,379
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(6,985)
Select Equity	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	6
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(17)
Value Income	Equity	Written options contract	Written options, at value	(52)

*	Futures contracts and centrally cleared swap contracts are valued in this table at unrealized appreciation (depreciation). Amounts reported in the Statements of Assets and Liabilities reflect only the current day’s variation margin related to these contracts.

The effect of derivative instruments in the amount of realized gain (loss) and net increase (decrease) in unrealized appreciation or depreciation recognized on the Statements of Operations for the period ended March 31, 2025 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statement of Operations Location	Net Realized Gain (Loss)	Statement of Operations Location	Unrealized Appreciation (Depreciation)
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	$367	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$208
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	843	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	(156)
	Credit	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	61	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(22)

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Risk Exposure Category	Derivative Instrument	Statement of Operations Location	Net Realized Gain (Loss)	Statement of Operations Location	Unrealized Appreciation (Depreciation)
	Interest rate	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	72	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(384)
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	3,233	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(431)
	Equity	Written options contracts	Net realized gain (loss) on written options	(4,612)	Net increase (decrease) in unrealized appreciation or depreciation on written options	(548)
	Equity	Purchased option contracts	Net realized gain (loss) on investments, from unaffiliated issuers	58,950	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	(8,368)
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(312)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	801
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	636	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	(90)
	Equity	Futures contracts	Net realized gain (loss) on futures contracts	186	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	9
	Equity	Purchased option contracts	Net realized gain (loss) on investments, from unaffiliated issuers	(64)	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	59
	Credit	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	(1,036)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	1,386
	Interest rate	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	162	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(2)
Global Value	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	—	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(478)
High Income	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	521	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(246)
International Value	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	—	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(5,606)
Select Equity	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	—	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(11)
Value Income	Equity	Written options contracts	Net realized gain (loss) on written options	9	Net increase (decrease) in unrealized appreciation or depreciation on written options	(24)

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

The average monthly amount outstanding for each derivative type for the period ended March 31, 2025 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Emerging Markets Debt Opportunities	Centrally cleared credit default swaps	$ 3,534
	Centrally cleared interest rate swaps	26,327
	Foreign currency forward contracts - purchased	36,301
	Foreign currency forward contracts - sold	27,527
	Futures contracts - short	33,914
	Overnight index swap	14,004
	Variable rate swap	5,172
Focus	Foreign currency forward contracts - purchased	48,910
	Foreign currency forward contracts - sold	109,771
	Purchased options contracts	65,845
	Written options contracts	2,675
Global Unconstrained	Centrally cleared credit default swaps	148,193
	Centrally cleared interest rate swaps	17,590
	Foreign currency forward contracts - purchased	55,354
	Foreign currency forward contracts - sold	109,587
	Futures contracts - long	949
	Futures contracts - short	51,676
	Overnight index swap	14,907
	Purchased options contracts	1
	Variable rate swap	7,571
Global Value	Foreign currency forward contracts - purchased	9,568
	Foreign currency forward contracts - sold	42,827
High Income	Foreign currency forward contracts - sold	7,648
International Value	Foreign currency forward contracts - purchased	100,196
	Foreign currency forward contracts - sold	397,574
Select Equity	Foreign currency forward contracts - purchased	351
	Foreign currency forward contracts - sold	1,308
Value Income	Written options contracts	40

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangement in the statement of assets and liabilities. All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA”) and net of the related collateral received/pledged by the Fund as of March 31, 2025 (in thousands). Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities†	Financial Instrument	Collateral Received*	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citibank, N.A.	$21	$—	$—	$21
	Citigroup Global Markets	261	(99)	—	162
	Deutsche Bank AG	172	— ^	(172)	—
	Goldman Sachs International	5	—	—	5
	ICBC Standard Bank Plc	65	(2)	—	63
	JPMorgan Chase Bank, N.A.	42	(25)	—	17
	Morgan Stanley	1	— ^	—	1
	Societe Generale	30	— ^	—	30
	Standard Chartered Bank	124	(124)	—	—
	Toronto Dominion Bank	8	(2)	—	6
Focus	JPMorgan Chase Bank, N.A.	996	(996)	—	—
Global Unconstrained	Citibank, N.A.	31	(31)	—	—
	Deutsche Bank AG	235	(4)	(231)	—
	ICBC Standard Bank Plc	141	(122)	—	19
	JPMorgan Chase Bank, N.A.	603	(360)	(60)	183
	Societe Generale	22	(4)	—	18
	Standard Chartered Bank	828	(828)	—	—
	Toronto Dominion Bank	42	(8)	—	34
Global Value	JPMorgan Chase Bank, N.A.	93	(93)	—	—
International Value	JPMorgan Chase Bank, N.A.	1,379	(1,379)	—	—
Select Equity	JPMorgan Chase Bank, N.A.	6	(6)	—	—

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities†		Financial Instrument	Collateral Pledged*	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citigroup Global Markets	$99		$(99)	$—	$—
	Deutsche Bank AG	—	^	— ^	—	—
	ICBC Standard Bank Plc	2		(2)	—	—
	JPMorgan Chase Bank, N.A.	25		(25)	—	—
	Morgan Stanley	—	^	— ^	—	—
	Societe Generale	—	^	— ^	—	—
	Standard Chartered Bank	255		(124)	(131)	—
	Toronto Dominion Bank	2		(2)	—	—
Focus	JPMorgan Chase Bank, N.A.	2,932		(996)	—	1,936
Global Unconstrained	Citibank, N.A.	99		(31)	—	68
	Deutsche Bank AG	4		(4)	—	—
	Goldman Sachs International	24		—	—	24
	ICBC Standard Bank Plc	122		(122)	—	—
	JPMorgan Chase Bank, N.A.	360		(360)	—	—
	Morgan Stanley	3		—	—	3
	Morgan Stanley & Co International plc	3		—	—	3
	Societe Generale	4		(4)	—	—
	Standard Chartered Bank	924		(828)	(96)	—
	Toronto Dominion Bank	8		(8)	—	—
Global Value	JPMorgan Chase Bank, N.A.	571		(93)	—	478
High Income	Bank of America	384		—	—	384
International Value	JPMorgan Chase Bank, N.A.	6,985		(1,379)	—	5,606
Select Equity	JPMorgan Chase Bank, N.A.	17		(6)	—	11

†	All asset and liability amounts in this table are valued at unrealized appreciation (depreciation).

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Amount rounds to less than $1.

The Funds enter into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position.

(7)	Related Party Transactions

(a)	Investment Advisory Agreement – The Adviser, with which the officers and one director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2025. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World		Emerging Markets Debt Opportunities Select Equity
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	1.050%	Up to $1 billion	0.750%
$1 billion to $2 billion	1.025	$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	1.000	$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.975	$3.5 billion to $5 billion	0.675
Over $5 billion	0.950	Over $5 billion	0.650

Floating Rate		Focus
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	0.680%	Up to $1 billion	1.000%
$1 billion to $2 billion	0.660	$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.640	$2 billion to $3.5 billion	0.950
$3.5 billion to $10 billion	0.620	$3.5 billion to $5 billion	0.925
Over $10 billion	0.600	Over $5 billion	0.900

Global Discovery		Global Equity
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	0.975%	Up to $1 billion	0.900%
$1 billion to $2 billion	0.950	$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.925	$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.900	$3.5 billion to $5 billion	0.825
Over $5 billion	0.875	Over $5 billion	0.800

Global Opportunities		Global Unconstrained
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	0.900%	Up to $1 billion	0.950%
$1 billion to $4 billion	0.875	$1 billion to $2 billion	0.925
$4 billion to $8 billion	0.850	$2 billion to $3.5 billion	0.900
$8 billion to $12 billion	0.825	$3.5 billion to $5 billion	0.875
Over $12 billion	0.800	Over $5 billion	0.850

Global Value		High Income
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	1.000%	Up to $1 billion	0.725%
$1 billion to $4 billion	0.975	$1 billion to $2 billion	0.700
$4 billion to $8 billion	0.950	$2 billion to $3.5 billion	0.675
$8 billion to $12 billion	0.925	$3.5 billion to $10 billion	0.650
Over $12 billion	0.900	Over $10 billion	0.625

International		International Explorer
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $500 million	1.000%	Up to $500 million	1.050%
$500 million to $750 million	0.975	Over $500 million	1.000
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Over $12 billion	0.900

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

International Small-Mid		International Value Mid Cap Small Cap
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $2 billion	1.050%	Up to $500 million	1.000%
$2 billion to $3 billion	1.025	$500 million to $750 million	0.975
$3 billion to $4 billion	1.000	$750 million to $1 billion	0.950
$4 billion to $5 billion	0.975	Over $1 billion	0.925
Over $5 billion	0.950
Mid Cap Value		Sustainable Emerging Markets
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $500 million	0.920%	Up to $1 billion	0.850%
$500 million to $750 million	0.895	$1 billion to $2 billion	0.825
$750 million to $1 billion	0.870	$2 billion to $3.5 billion	0.800
Over $1 billion	0.845	$3.5 billion to $5 billion	0.775
		Over $5 billion	0.750
Value		Value Income
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $50 million	0.800%	Up to $1 billion	0.700%
$50 million to $100 million	0.760	$1 billion to $2 billion	0.675
$100 million to $500 million	0.720	$2 billion to $3.5 billion	0.650
$500 million to $7.5 billion	0.680	$3.5 billion to $5 billion	0.625
Over $7.5 billion	0.640	Over $5 billion	0.600

(b)	Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees, and to the extent that the fee waiver is insufficient to reimburse any ordinary operating expenses, to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. The contractual limits continue through January 31, 2026 at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2025 (dollar values in thousands).

For the period ended March 31, 2025, Value Income Fund incurred operating expenses of approximately $78,000 that were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at March 31, 2025.

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Emerging Markets Debt Opportunities - Investor Shares	1.25%	33
Emerging Markets Debt Opportunities - Advisor Shares	1.15%	51
Emerging Markets Debt Opportunities - Institutional Shares	1.10%	63
Floating Rate - Investor Shares	1.20%	35
Floating Rate - Advisor Shares	1.10%	42
Floating Rate - Institutional Shares	1.05%	38
Focus - Investor Shares	1.50%	—
Global Discovery - Investor Shares	1.40%	—
Global Discovery - Advisor Shares	1.30%	13
Global Discovery - Institutional Shares	1.25%	—
Global Equity - Investor Shares	1.35%	2
Global Equity - Advisor Shares	1.25%	15
Global Equity - Institutional Shares	1.20%	—
Global Unconstrained - Investor Shares	1.24%	43
Global Unconstrained - Advisor Shares	1.14%	173
Global Unconstrained - Institutional Shares	1.09%	75
International Explorer - Advisor Shares	1.40%	—
International Explorer - Institutional Shares	1.35%	—
Select Equity - Investor Shares	1.25%	28
Select Equity - Advisor Shares	1.15%	22
Select Equity - Institutional Shares	1.10%	2

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Sustainable Emerging Markets - Investor Shares	1.15%	19
Sustainable Emerging Markets - Advisor Shares	1.05%	27
Sustainable Emerging Markets - Institutional Shares	1.00%	29
Value - Investor Shares	0.98%	48
Value - Advisor Shares	0.88%	43
Value - Institutional Shares	0.83%	10
Value Income - Investor Shares	1.20%	37
Value Income - Advisor Shares	1.10%	31
Value Income - Institutional Shares	1.05%	67

(c)	Officers and Directors – The officers and director of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period ended March 31, 2025, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of$325,000.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$125,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)	Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8) Line of Credit Arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 4, 2025. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets (for Floating Rate Fund, 20% from October 1, 2024 to November 12, 2024, and then 25% thereafter) with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $400 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) Daily Simple SOFR in effect on such day plus 0.10% plus 1.00%, (ii) the federal funds effective rate in effect on such day plus 1.00% or (iii) the overnight bank funding rate in effect on such day plus 1.00%. The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent’s legal expenses in connection with the line of credit, each as incurred. The fees were allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2025, there were borrowings under the line of credit as follows (dollar values in thousands):

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Number of Days Utilizing Line of Credit	Average Borrowings	Average Borrowing Rates
Global Equity	3	$2,083	5.41%
International	2	67,075	5.40%
International Small-Mid	5	37,590	5.44%

All fees and interest expense related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at March 31, 2025.

(9) Investment Transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the period ended March 31, 2025 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$1,283,455	$1,412,778
Emerging Markets Debt Opportunities	31,125	24,547
Floating Rate	44,446	31,269
Focus	1,291,088	1,367,815
Global Discovery	82,168	101,261
Global Equity	161,785	204,842
Global Opportunities	828,475	957,440
Global Unconstrained	140,357	41,031
Global Value	182,244	260,692
High Income	1,746,990	1,078,397
International	2,969,489	3,417,521
International Explorer	118,613	40,959
International Small-Mid	721,902	1,333,560
International Value	3,732,999	2,359,591
Mid Cap	1,269,478	2,003,094
Mid Cap Value	206,576	197,865
Select Equity	10,984	8,036
Small Cap	387,305	585,650
Sustainable Emerging Markets	71,079	21,570
Value	47,937	60,929
Value Income	2,687	2,371

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

(10) Transactions in Securities of Affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended March 31, 2025 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2025.

	As of 9/30/2024						Net Increase (Decrease) in Unrealized	As of 3/31/2025
Funds	Shares Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Appreciation or Depreciation	Share Balance	Value	Dividend Income@
International Explorer
M&C Saatchi plc(1)†	6,358	$15,472	$3,545	$(5,861)	$(642)		$(1,409)	5,151	$11,105	$—
Total#		$15,472	$3,545	$(5,861)	$(642)		$(1,409)		$—	$—
International Value
Barry Callebaut AG(1)‡	260	480,483	231,818	—	—		(145,424)	427	566,877	10,090
Berkeley Group Holdings plc(1)	5,739	362,130	60,688	—	—	^	(96,386)	7,022	326,432	2,984
Brenntag SE(1)	9,844	733,975	148,579	—	—		(89,269)	12,278	793,285	—
Koninklijke Philips NV(1)*‡	45,331	1,484,541	129,504	—	—		(338,417)	50,208	1,275,628	—
Sensata Technologies
Holding plc	9,305	333,662	40,972	—	—		(114,239)	10,729	260,395	2,316
Total		$3,394,791	$611,561	$—	$—	^	$(783,735)		$3,222,617	$15,390

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of March 31, 2025.
*	Non-income producing security.
#	Total value as of March 31, 2025 is presented only for those issuers that were affiliates as of March 31, 2025.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
^	Amount rounds to less than $1.
‡	Issuer was not an affiliate as of September 30, 2024.

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(11) Information for Federal Income Tax Purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2025 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$2,178,321	$1,489,200	$(72,802)	$1,416,398
Emerging Markets Debt Opportunities	92,871	3,015	(2,217)	798
Floating Rate	87,155	313	(1,819)	(1,506)
Focus	793,090	184,299	(6,830)	177,469
Global Discovery	181,310	48,184	(8,157)	40,027
Global Equity	137,186	20,122	(7,491)	12,631
Global Opportunities	1,640,274	408,045	(73,881)	334,164
Global Unconstrained	275,776	9,716	(6,226)	3,490
Global Value	1,552,308	998,245	(51,589)	946,656
High Income	9,493,703	118,273	(315,839)	(197,566)
International	4,262,894	1,000,161	(259,033)	741,128
International Explorer	254,944	20,371	(13,341)	7,030
International Small-Mid	3,276,249	659,350	(415,669)	243,681
International Value	27,269,319	10,562,931	(1,079,738)	9,483,193
Mid Cap	2,571,251	1,084,359	(133,242)	951,117
Mid Cap Value	759,726	311,750	(31,385)	280,365
Select Equity	43,484	16,271	(1,436)	14,835
Small Cap	903,608	248,393	(74,687)	173,706
Sustainable Emerging Markets	189,910	45,557	(9,413)	36,144
Value	223,196	91,397	(7,424)	83,973
Value Income	15,148	1,914	(868)	1,046

The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. Accordingly, the table above does not include tax adjustments and reflects the aggregate book cost as of March 31, 2025.

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2025 and the year ended September 30, 2024 were as follows (in thousands):

	Six Months Ended 3/31/2025		Year Ended 9/30/2024
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$—	$—	$—	$—
Emerging Markets Debt Opportunities	3,179	817	5,540	231
Floating Rate	2,769	—	6,042	—
Focus	197	120,650	—	—
Global Discovery	—	2,088	—	—
Global Equity	1,517	16,282	1,791	—
Global Opportunities	—	264,860	—	63,415
Global Unconstrained	4,470	566	5,784	210
Global Value	29,922	98,066	23,757	43,092
High Income	310,267	—	619,097	—
International	45,928	425,928	61,760	38,964
International Explorer	1,576	3,059	1,569	51
International Small-Mid	4,800	37,732	2,205	—

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2025		Year Ended 9/30/2024
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
International Value	$302,020	$855,052	$706,320	$552,568
Mid Cap	—	512,683	—	—
Mid Cap Value	6,953	39,467	9,170	175,680
Select Equity	124	596	250	—
Small Cap	—	64,696	—	—
Sustainable Emerging Markets	1,944	—	625	—
Value	4,605	19,103	3,388	13,269
Value Income	187	—	398	—

Floating Rate Fund had a return of capital during the year ended September 30, 2024 in the amount of $239 (in thousands).

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, straddle loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Focus Fund, Global Opportunities Fund, Mid Cap Value Fund, and Value Fund of approximately $46,506, $176,008, $47,237, and $13,927 (in thousands), respectively, were included in net realized gain on investments in the Statements of Operations for the period ended March 31, 2025, and will not be recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and will be reclassified to “Fund shares issued and outstanding” on the Statements of Assets and Liabilities at September 30, 2025.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, dividends in excess and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at September 30, 2024 as follows (in thousands):

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Fund Shares Issued and Outstanding
Developing World	$13,918	$212	$(14,130)
Emerging Markets Debt Opportunities	(1,165)	837	328
Floating Rate	(113)	352	(239)
Focus	2,779	(26,975)	24,196
Global Discovery	1,093	(32)	(1,061)
Global Equity	8	(322)	314
Global Opportunities	7,549	(450,313)	442,764
Global Unconstrained	(1,867)	1,462	405
Global Value	(1,862)	(2,553)	4,415
High Income	(5,008)	5,008	—
International	(3,851)	(21,214)	25,065
International Explorer	(49)	19	30
International Small-Mid	(19)	(130)	149
International Value	(35,400)	(31,063)	66,463
Mid Cap	31,943	(51,382)	19,439
Mid Cap Value	(2,043)	(103,363)	105,406
Select Equity	(1)	(1)	2
Small Cap	15,325	(2)	(15,323)
Sustainable Emerging Markets	94	(94)	—
Value	(297)	(11,308)	11,605
Value Income	(4)	8	(4)

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30. 2024. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2024.

Additional tax information as of and for the year ended September 30, 2024 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)*	Tax Components of Net Assets Appreciation (Depreciation)	Total Distributable Earnings
Developing World	$—	$—	$—	$(10,960)	$(566,464)	$1,498,557	$921,133
Emerging Markets Debt Opportunities	524	—	—	—	(7)	1,051	1,568
Floating Rate	—	—	—	—	(1,476)	(609)	(2,085)
Focus	120,847	—	—	—	(108)	212,717	333,456
Global Discovery	—	—	—	(929)	(196)	63,993	62,868
Global Equity	7,265	6,891	—	—	(20)	28,092	42,228
Global Opportunities	28,608	231,697	—	—	(309)	792,621	1,052,617
Global Unconstrained	—	—	(52)	(398)	(7)	281	(176)
Global Value	30,394	76,911	—	—	(202)	854,904	962,007
High Income	4,119	—	—	—	(100,162)	(181,720)	(277,763)
International	107,008	308,047	—	—	(682)	1,270,855	1,685,228
International Explorer	2,677	1,407	—	—	(6)	15,264	19,342
International Small-Mid	30,299	—	—	—	(303)	705,353	735,349
International Value	125,406	855,052	—	—	(1,742)	10,265,868	11,244,584
Mid Cap	—	464,642	—	(25,842)	(459)	1,521,610	1,959,951
Mid Cap Value	5,537	39,467	—	—	(150)	431,558	476,412
Select Equity	208	181	—	—	(13)	13,908	14,284
Small Cap	—	28,810	—	(10,590)	(193)	428,206	446,233
Sustainable Emerging Markets	1,943	—	—	—	(146,135)	39,234	(104,958)
Value	4,545	16,850	—	—	(28)	118,910	140,277
Value Income	14	—	—	—	(324)	1,833	1,523

*	Other deferred gains and losses relate to (a) distribution payable at year end (b) other items including deferred compensation and capital loss carryforward.

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring –ST	Unexpiring –LT	Utilized in CY
Developing World	$393,777	$172,319	$—
Floating Rate	294	1,165	236
Focus	—	—	17,995
Global Discovery	177	—	29,741
Global Equity	—	—	5,209
High Income	—	84,144	—
International Small-Mid	—	—	176,845
Mid Cap	—	—	80,161
Select Equity	—	—	626
Small Cap	—	—	304,204
Sustainable Emerging Markets(1)	6,622	139,498	—
Value Income	—	317	231

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323 pursuant to Internal Revenue Code Sections 382-383.

(12) Fund Share Activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	949,629	$21,024	2,260,629	$41,103
Advisor Shares	11,477,881	255,690	17,209,611	306,632
Institutional Shares	2,850,999	63,630	9,470,471	173,955
Cost of shares redeemed
Investor Shares	(2,017,847)	(43,841)	(4,782,636)	(83,404)
Advisor Shares	(9,599,113)	(213,008)	(24,979,183)	(448,117)
Institutional Shares	(7,297,573)	(163,670)	(18,139,548)	(322,572)
Net increase (decrease) from fund share transactions
Investor Shares	(1,068,218)	(22,817)	(2,522,007)	(42,301)
Advisor Shares	1,878,768	42,682	(7,769,572)	(141,485)
Institutional Shares	(4,446,574)	(100,040)	(8,669,077)	(148,617)

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	EMERGING MARKETS DEBT OPPORTUNITIES
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	296,426	$3,076	299,520	$3,077
Advisor Shares	851,120	8,815	1,434,347	14,651
Institutional Shares	1,124,140	11,636	2,018,080	20,690
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	20,229	208	38,979	396
Advisor Shares	121,917	1,256	176,170	1,792
Institutional Shares	245,479	2,531	351,850	3,582
Cost of shares redeemed(1)
Investor Shares	(50,094)	(517)	(240,227)	(2,455)
Advisor Shares	(557,579)	(5,784)	(233,702)	(2,381)
Institutional Shares	(125,764)	(1,303)	(172,971)	(1,770)
Net increase from fund share transactions
Investor Shares	266,561	2,767	98,272	1,018
Advisor Shares	415,458	4,287	1,376,815	14,062
Institutional Shares	1,243,855	12,864	2,196,959	22,502
Redemption Fees
Investor Shares		1		1
Advisor Shares		1		4
Institutional Shares		— ^		12

(1)	Net of redemption fees.
^	Amount rounds to less than $1

	FLOATING RATE
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	1,633,476	$15,659	1,152,100	$11,131
Advisor Shares	564,916	5,405	1,439,602	13,878
Institutional Shares	199,309	1,905	1,138,330	10,990
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	55,531	530	106,570	1,026
Advisor Shares	97,060	927	220,116	2,116
Institutional Shares	133,281	1,273	320,090	3,078
Cost of shares redeemed(1)
Investor Shares	(432,418)	(4,146)	(499,829)	(4,803)
Advisor Shares	(298,898)	(2,856)	(1,005,725)	(9,656)
Institutional Shares	(563,431)	(5,371)	(659,762)	(6,331)
Net increase from fund share transactions
Investor Shares	1,256,589	12,043	758,841	7,354
Advisor Shares	363,078	3,476	653,993	6,338
Institutional Shares	(230,841)	(2,193)	798,658	7,737
Redemption Fees
Investor Shares		— ^		1
Advisor Shares		1		— ^

(1)	Net of redemption fees.
^	Amount rounds to less than $1

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

	FOCUS
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	107,492	$2,504	116,680	$2,405
Advisor Shares	3,686,397	83,966	7,175,067	148,818
Institutional Shares	6,167,288	146,126	6,360,345	133,164
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	217,177	4,793	—	—
Advisor Shares	2,967,663	66,031	—	—
Institutional Shares	1,439,619	32,147	—	—
Cost of shares redeemed
Investor Shares	(278,024)	(6,379)	(1,225,590)	(22,951)
Advisor Shares	(4,446,461)	(102,263)	(10,036,503)	(190,731)
Institutional Shares	(12,141,380)	(294,283)	(9,399,122)	(192,901)
Net increase (decrease) from fund share transactions
Investor Shares	46,645	918	(1,108,910)	(20,546)
Advisor Shares	2,207,599	47,734	(2,861,436)	(41,913)
Institutional Shares	(4,534,473)	(116,010)	(3,038,777)	(59,737)

	GLOBAL DISCOVERY
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	64,447	$1,392	192,850	$3,688
Advisor Shares	72,605	1,550	143,357	2,762
Institutional Shares	152,639	3,305	150,301	2,884
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	12,646	275	—	—
Advisor Shares	6,471	141	—	—
Institutional Shares	75,655	1,664	—	—
Cost of shares redeemed
Investor Shares	(165,660)	(3,531)	(511,082)	(9,622)
Advisor Shares	(196,913)	(4,209)	(318,321)	(5,954)
Institutional Shares	(790,981)	(17,099)	(1,149,526)	(19,573)
Net increase (decrease) from fund share transactions
Investor Shares	(88,567)	(1,864)	(318,232)	(5,934)
Advisor Shares	(117,837)	(2,518)	(174,964)	(3,192)
Institutional Shares	(562,687)	(12,130)	(999,225)	(16,689)

	GLOBAL EQUITY
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	25,592	$527	82,977	$1,628
Advisor Shares	56,207	1,166	12,320	238
Institutional Shares	133,507	2,784	600,053	11,382
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	350,238	6,816	36,149	626
Advisor Shares	26,739	520	2,708	47
Institutional Shares	485,082	9,580	53,013	931
Cost of shares redeemed
Investor Shares	(923,904)	(19,288)	(673,456)	(12,850)
Advisor Shares	(39,022)	(788)	(80,869)	(1,608)
Institutional Shares	(943,910)	(19,797)	(2,812,400)	(49,698)
Net increase (decrease) from fund share transactions
Investor Shares	(548,074)	(11,945)	(554,330)	(10,596)
Advisor Shares	43,924	898	(65,841)	(1,323)
Institutional Shares	(325,321)	(7,433)	(2,159,334)	(37,385)

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	365,245	$12,225	822,654	$26,429
Advisor Shares	892,322	30,729	2,378,118	77,151
Institutional Shares	10,056,154	342,190	20,529,331	684,447
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,172,374	71,515	554,307	16,042
Advisor Shares	1,425,193	47,630	334,163	9,791
Institutional Shares	3,575,538	121,819	1,039,282	30,950
Cost of shares redeemed
Investor Shares	(2,657,315)	(89,407)	(6,074,937)	(194,959)
Advisor Shares	(2,952,295)	(99,932)	(5,044,757)	(161,436)
Institutional Shares	(17,505,063)	(592,306)	(36,861,699)	(1,226,251)
Net increase (decrease) from fund share transactions
Investor Shares	(119,696)	(5,667)	(4,697,976)	(152,488)
Advisor Shares	(634,780)	(21,573)	(2,332,476)	(74,494)
Institutional Shares	(3,873,371)	(128,297)	(15,293,086)	(510,854)

	GLOBAL UNCONSTRAINED
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	480,718	$4,956	1,037,276	$10,518
Advisor Shares	13,842,312	143,447	5,918,584	59,721
Institutional Shares	3,295,354	34,305	660,536	6,660
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	35,443	364	32,526	327
Advisor Shares	336,873	3,466	352,013	3,527
Institutional Shares	117,207	1,206	214,436	2,140
Cost of shares redeemed(1)
Investor Shares	(100,861)	(1,037)	(113,739)	(1,139)
Advisor Shares	(687,437)	(7,094)	(1,015,780)	(10,242)
Institutional Shares	(128,394)	(1,324)	(59,306)	(595)
Net increase from fund share transactions
Investor Shares	415,300	4,283	956,063	9,706
Advisor Shares	13,491,748	139,819	5,254,817	53,006
Institutional Shares	3,284,167	34,187	815,666	8,205
Redemption Fees
Investor Shares		1		4
Advisor Shares		2		2
Institutional Shares		— ^		— ^

(1)	Net of redemption fees.
^	Amount rounds to less than $1

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

	GLOBAL VALUE
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	435,280	$10,283	986,048	$21,584
Advisor Shares	1,869,290	44,335	3,291,289	71,160
Institutional Shares	4,344,801	102,983	6,890,935	151,576
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	481,375	10,918	291,866	5,799
Advisor Shares	739,417	16,733	402,727	7,986
Institutional Shares	3,715,300	84,300	2,171,350	43,166
Cost of shares redeemed
Investor Shares	(1,054,464)	(24,726)	(2,139,890)	(44,999)
Advisor Shares	(1,265,793)	(29,584)	(2,941,207)	(63,998)
Institutional Shares	(7,919,724)	(185,952)	(11,588,417)	(249,979)
Net increase (decrease) from fund share transactions
Investor Shares	(137,809)	(3,525)	(861,976)	(17,616)
Advisor Shares	1,342,914	31,484	752,809	15,148
Institutional Shares	140,377	1,331	(2,526,132)	(55,237)

	HIGH INCOME
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	11,662,865	$106,670	15,487,168	$137,626
Advisor Shares	63,539,727	580,878	148,532,479	1,325,782
Institutional Shares	101,483,058	927,907	238,842,629	2,126,920
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,123,819	19,405	5,198,051	46,415
Advisor Shares	11,887,521	108,514	25,720,648	229,790
Institutional Shares	9,511,304	86,821	17,524,078	156,630
Cost of shares redeemed(1)
Investor Shares	(7,608,081)	(69,622)	(35,344,255)	(315,745)
Advisor Shares	(57,953,647)	(529,675)	(145,167,624)	(1,292,153)
Institutional Shares	(67,422,884)	(615,863)	(140,390,710)	(1,250,709)
Net increase from fund share transactions
Investor Shares	6,178,603	56,453	(14,659,036)	(131,704)
Advisor Shares	17,473,601	159,717	29,085,503	263,419
Institutional Shares	43,571,478	398,865	115,975,997	1,032,841
Redemption Fees
Investor Shares		12		24
Advisor Shares		45		107
Institutional Shares		117		612

(1)	Net of redemption fees.

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	1,368,272	$40,105	2,580,564	$72,252
Advisor Shares	2,202,975	63,849	2,965,904	82,088
Institutional Shares	2,587,700	75,950	7,996,945	223,704
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,721,162	130,587	1,054,796	27,172
Advisor Shares	2,418,450	66,507	527,203	13,507
Institutional Shares	8,165,610	227,086	1,798,773	46,534
Cost of shares redeemed
Investor Shares	(6,126,255)	(178,172)	(14,608,791)	(400,961)
Advisor Shares	(3,232,693)	(93,162)	(6,987,804)	(190,113)
Institutional Shares	(13,647,313)	(409,677)	(19,672,549)	(555,147)
Net increase (decrease) from fund share transactions
Investor Shares	(36,821)	(7,480)	(10,973,431)	(301,537)
Advisor Shares	1,388,732	37,194	(3,494,697)	(94,518)
Institutional Shares	(2,894,003)	(106,641)	(9,876,831)	(284,909)

	INTERNATIONAL EXPLORER
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Advisor Shares	7,320,538	$90,826	4,634,193	$54,396
Institutional Shares	1,785,679	21,668	1,945,289	22,115
Net asset value of shares issued in reinvestment of dividends and distributions
Advisor Shares	275,892	3,347	79,668	841
Institutional Shares	50,740	615	28,336	299
Cost of shares redeemed
Advisor Shares	(601,299)	(7,379)	(409,487)	(4,661)
Institutional Shares	(502,468)	(6,253)	(866,129)	(9,837)
Net increase from fund share transactions
Advisor Shares	6,995,131	86,794	4,304,374	50,576
Institutional Shares	1,333,951	16,030	1,107,496	12,577

	INTERNATIONAL SMALL-MID
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	342,380	$6,025	2,079,964	$34,184
Advisor Shares	5,542,764	98,692	10,186,802	173,836
Institutional Shares	21,280,500	382,738	39,508,760	689,565
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	84,461	1,511	—	—
Advisor Shares	476,054	8,569	1,583	28
Institutional Shares	1,566,056	28,518	111,228	1,970
Cost of shares redeemed
Investor Shares	(3,377,849)	(59,046)	(8,123,473)	(138,710)
Advisor Shares	(22,673,545)	(400,380)	(20,476,373)	(345,004)
Institutional Shares	(40,367,968)	(718,734)	(30,881,179)	(534,566)
Net increase (decrease) from fund share transactions
Investor Shares	(2,951,008)	(51,510)	(6,043,509)	(104,526)
Advisor Shares	(16,654,727)	(293,119)	(10,287,988)	(171,140)
Institutional Shares	(17,521,412)	(307,478)	8,738,809	156,969

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	5,825,714	$288,308	9,470,387	$442,765
Advisor Shares	41,971,533	2,065,534	59,644,964	2,795,835
Institutional Shares	56,471,238	2,810,453	68,040,589	3,197,211
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,925,001	92,871	2,280,936	103,630
Advisor Shares	6,497,531	312,723	7,195,795	327,592
Institutional Shares	13,069,709	632,573	15,057,881	687,839
Cost of shares redeemed
Investor Shares	(4,984,086)	(245,161)	(13,349,484)	(626,202)
Advisor Shares	(25,850,589)	(1,264,508)	(44,030,638)	(2,057,122)
Institutional Shares	(40,800,827)	(2,013,011)	(66,374,944)	(3,165,926)
Net increase from fund share transactions
Investor Shares	2,766,629	136,018	(1,598,161)	(79,807)
Advisor Shares	22,618,475	1,113,749	22,810,121	1,066,305
Institutional Shares	28,740,120	1,430,015	16,723,526	719,124

	MID CAP
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	2,240,677	$78,996	3,329,372	$117,517
Advisor Shares	1,966,913	74,004	3,233,312	113,324
Institutional Shares	3,392,480	142,384	7,009,480	292,864
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,432,748	120,764	—	—
Advisor Shares	2,128,128	76,698	—	—
Institutional Shares	5,860,894	253,132	—	—
Cost of shares redeemed
Investor Shares	(7,630,768)	(272,570)	(13,647,685)	(485,712)
Advisor Shares	(5,663,215)	(208,267)	(5,955,369)	(213,333)
Institutional Shares	(9,411,837)	(418,305)	(16,226,618)	(687,266)
Net increase (decrease) from fund share transactions
Investor Shares	(1,957,343)	(72,810)	(10,318,313)	(368,195)
Advisor Shares	(1,568,174)	(57,565)	(2,722,057)	(100,009)
Institutional Shares	(158,463)	(22,789)	(9,217,138)	(394,402)

	MID CAP VALUE
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	316,825	$5,096	1,010,946	$16,207
Advisor Shares	763,230	12,336	2,269,193	35,194
Institutional Shares	4,578,705	73,493	13,197,761	206,592
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	789,690	12,864	3,832,202	56,372
Advisor Shares	520,500	8,416	2,685,677	39,238
Institutional Shares	1,481,460	23,970	5,642,336	82,491
Cost of shares redeemed
Investor Shares	(2,573,127)	(41,679)	(6,000,108)	(95,250)
Advisor Shares	(2,198,108)	(35,227)	(7,096,336)	(109,146)
Institutional Shares	(5,365,707)	(86,202)	(15,153,968)	(238,028)
Net increase (decrease) from fund share transactions
Investor Shares	(1,466,612)	(23,719)	(1,156,960)	(22,671)
Advisor Shares	(914,378)	(14,475)	(2,141,466)	(34,714)
Institutional Shares	694,458	11,261	3,686,129	51,055

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	SELECT EQUITY
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	52,144	$857	21,504	$296
Advisor Shares	74,804	1,210	25,509	305
Institutional Shares	235,911	3,778	240,969	3,458
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,305	37	1,049	13
Advisor Shares	1,301	21	717	9
Institutional Shares	41,583	662	17,886	228
Cost of shares redeemed
Investor Shares	(34,360)	(539)	(39,340)	(498)
Advisor Shares	(45,046)	(732)	(42,024)	(627)
Institutional Shares	(22,775)	(369)	(9,941)	(139)
Net increase from fund share transactions
Investor Shares	20,089	355	(16,787)	(189)
Advisor Shares	31,059	499	(15,798)	(313)
Institutional Shares	254,719	4,071	248,914	3,547

	SMALL CAP
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	430,750	$15,576	922,931	$29,316
Advisor Shares	588,748	21,678	1,637,662	53,700
Institutional Shares	570,731	21,262	2,047,850	68,266
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	645,109	23,856	—	—
Advisor Shares	364,826	13,659	—	—
Institutional Shares	599,190	22,997	—	—
Cost of shares redeemed
Investor Shares	(1,611,484)	(58,384)	(4,745,541)	(154,735)
Advisor Shares	(2,036,907)	(74,418)	(2,781,650)	(91,188)
Institutional Shares	(2,867,958)	(108,019)	(13,851,029)	(473,251)
Net increase (decrease) from fund share transactions
Investor Shares	(535,625)	(18,952)	(3,822,610)	(125,419)
Advisor Shares	(1,083,333)	(39,081)	(1,143,988)	(37,488)
Institutional Shares	(1,698,037)	(63,760)	(11,803,179)	(404,985)

	SUSTAINABLE EMERGING MARKETS
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	199,292	$3,573	322,922	$5,264
Advisor Shares	1,071,544	19,263	923,399	14,416
Institutional Shares	3,022,598	56,127	3,428,276	54,783
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	9,382	165	3,903	60
Advisor Shares	30,871	544	13,179	202
Institutional Shares	68,427	1,228	23,260	363
Cost of shares redeemed
Investor Shares	(298,115)	(5,265)	(363,910)	(5,971)
Advisor Shares	(155,228)	(2,758)	(863,484)	(13,722)
Institutional Shares	(442,711)	(7,914)	(742,630)	(12,658)
Net increase from fund share transactions
Investor Shares	(89,441)	(1,527)	(37,085)	(647)
Advisor Shares	947,187	17,049	73,094	896
Institutional Shares	2,648,314	49,441	2,708,906	42,488

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	93,211	$1,408	386,979	$5,496
Advisor Shares	416,172	6,221	1,401,488	19,521
Institutional Shares	2,114,393	31,842	4,763,117	67,010
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	374,527	5,554	326,064	4,268
Advisor Shares	388,794	5,723	366,399	4,763
Institutional Shares	810,453	11,930	525,506	6,832
Cost of shares redeemed
Investor Shares	(570,963)	(8,636)	(1,624,426)	(23,225)
Advisor Shares	(1,934,483)	(29,116)	(2,237,505)	(31,773)
Institutional Shares	(2,984,485)	(44,833)	(3,873,189)	(55,123)
Net increase (decrease) from fund share transactions
Investor Shares	(103,225)	(1,674)	(911,383)	(13,461)
Advisor Shares	(1,129,517)	(17,172)	(469,618)	(7,489)
Institutional Shares	(59,639)	(1,061)	1,415,434	18,719

	VALUE INCOME
	Six Months Ended		Year Ended
	3/31/2025		9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	2,211	$24	15,985	$151
Advisor Shares	195	2	305	3
Institutional Shares	28,464	299	250,053	2,413
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,038	11	2,493	25
Advisor Shares	2,382	25	5,485	55
Institutional Shares	14,511	151	31,642	318
Cost of shares redeemed
Investor Shares	(7,033)	(74)	(8,596)	(87)
Advisor Shares	(254)	(3)	(2,406)	(24)
Institutional Shares	(13,511)	(141)	(38,517)	(386)
Net increase from fund share transactions
Investor Shares	(3,784)	(39)	9,882	89
Advisor Shares	2,323	24	3,384	34
Institutional Shares	29,464	309	243,178	2,345

(13) Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

132	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2025. That information will vary with changes in a Fund’s portfolio investments.

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources for most Funds and FactSet Research Systems, Inc. (to the extent available) as a secondary source for this information. The Adviser uses the Sustainable Industry Classification System (“SICS®”), developed by the Sustainability Accounting Standards Board (“SASB”), as the primary source with respect to Sustainable Emerging Markets Fund. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (MSCI) and Standard & Poor’s Financial Services, LLC (S&P). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaim all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of such damages.

The Sustainable Industry Classification System (SICS®) is the exclusive intellectual property of Sustainability Accounting Standards Board (SASB).

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”), and may not be used without BofA’s prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and, along with the ICE BofA trademarks, has been licensed for use by Artisan Partners Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See www.artisanpartners.com/ice-data.html for a full copy of the Disclaimer.

Artisan Partners Funds	133

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

None.

ITEM 9. PROXY DISCLOSURES

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

See Statement of Operations in Item 7

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

None.

134	Artisan Partners Funds

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Proxy Disclosures under Item 7(a) of this Form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 16.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)	(1)	Not applicable for semiannual reports.

(2)	Not applicable.

(3)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii).

(4)	Not applicable.

(5)	Not applicable.

(b)	Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 6, 2025

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	June 6, 2025